As filed with the Securities and Exchange Commission on April 23, 2010
Registration Nos. 333-01153; 811-07549

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-4

                     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           (X)

                            PRE-EFFECTIVE AMENDMENT NO.         (   )

                           POST-EFFECTIVE AMENDMENT NO.            (22)

and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     (X)

Amendment No.                    (44)
(Check appropriate box or boxes)

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Exact name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code:
(800) 537-2033

Mitchell T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado  80111
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Jorden Burt LLP
1025 Thomas Jefferson Street, N.W., Suite 400 East
Washington, D.C.  20007-5208

Approximate Date of Proposed Public Offering:  Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b) of Rule 485.
X	On April 30, 2010, pursuant to paragraph (b) of Rule 485.
60 days after filing pursuant to paragraph (a)(1) of Rule 485.
On (date), pursuant to paragraph (a)(1) of Rule 485.

         If appropriate, check the following box:

           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  Flexible Premium Deferred Variable Annuity Contract

Schwab Select Annuity®
A flexible premium deferred variable and fixed annuity contract
Issued by
Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab Select Annuity ® —a flexible premium deferred annuity contract (“Contract”) which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes.  This Contract is no longer issued to new purchasers. Even though the Contract has not been offered for sale since April 30, 2007, you may make additional Contributions as permitted under your Contract.  This Contract was previously issued either on a group basis or as individual contracts by Great-West Life & Annuity Insurance Company (“we, us, Great-West or GWL&A”).  Both will be referred to as the “Contract” throughout this Prospectus.

This Prospectus presents important information you should review about the Schwab Select Annuity ® , including a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and us.  It is important that you read the Contract and endorsements, which reflect other variations.  Please read this Prospectus carefully and keep it on file for future reference.  You can find more detailed information pertaining to the Contract in the Statement of Additional Information (“SAI”) dated April 30 , 20 10 (as may be amended from time to time), and filed with the Securities and Exchange Commission (“SEC”).  The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus.  The table of contents for the SAI may be found on page 47 of this Prospectus.  You may obtain a copy without charge by contacting the Annuity Service Center at the address or phone number listed on page 47 of this Prospectus .   Or, you can obtain it by visiting the SEC’s Internet web site (http://www.sec.gov).  This web site also contains material incorporated by reference and other information about us and other registrants that file electronically with the SEC.

How to Invest
When the Contract was available for sale, the minimum initial Contribution was:
•	$5,000
•	$2,000 if an Individual Retirement Account (“IRA”)
•	$1,000 if subsequent Contributions are made via Automatic Contribution Plan

The minimum subsequent Contribution is:
•	$500 per Contribution, or
•	$100 per Contribution if made via Automatic Contribution Plan

Allocating Your Money
When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account (the “Series Account”) which invest in the following Portfolios:

• Alger Large Cap Growth Portfolio – Class I-2 Shares ( formerly Alger American LargeCap Growth Portfolio – Class O Shares)

•   Alger Mid   Cap Growth Portfolio – Class I-2 Shares ( formerly Alger American MidCap Growth Portfolio – Class O Shares)

•   AllianceBernstein VPS International Growth Portfolio – Class A Shares

•   AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Shares

•    American Century VP Balanced Fund – Class I Shares

•   American Century VP Mid Cap Value Fund – Class II Shares

The date of this Prospectus is April 30 , 20 10

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

•   American Century VP Value Fund – Class I Shares

•   Columbia VIT Marsico 21st Century Fund – Class B Shares

•   Columbia VIT Small Cap Value Fund – Class B Shares

•   Delaware VIP Smid Cap Growth Series – Standard Class Shares ( formerly Delaware VIP Growth Opportunities Series)

•   Delaware VIP Small Cap Value Series – Standard Class Shares

•   Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares

•   DWS Blue Chip VIP – Class A Shares

•   DWS Capital Growth VIP – Class A Shares

•   DWS Dreman Small Mid Cap Value VIP – Class A Shares (formerly DWS Dreman Small Cap Value VIP)

•   DWS Health Care VIP – Class A Shares

•   DWS Large Cap Value VIP – Class A Shares

•   DWS Small Cap Index VIP – Class A Shares

•   Federated Fund for U.S. Government Securities II

•   Franklin Small Cap Value Securities Fund – Class 2 Shares

•    Invesco V.I. International Growth Fund – Series I Shares ( formerly AIM V.I. International Growth Fund)

•    Invesco V.I. Mid Cap Core Equity Fund – Series I Shares ( formerly AIM V.I. Mid Cap Equity Fund)

•    Invesco V.I. Small Cap Equity Fund – Series I Shares ( formerly AIM V.I. Small Cap Equity Fund)

•   Janus Aspen Balanced Portfolio – Service Shares1

•   Janus Aspen Flexible Bond Portfolio – Service Shares1

•   Janus Aspen Overseas Portfolio – Service Shares (formerly Janus Aspen International Growth Portfolio) 1

•   Lazard Retirement Emerging Markets Equity Portfolio – Service Class Shares

•   LVIP Baron Growth Opportunities Fund – Service Class

•   MFS International Value Portfolio – Service Class Shares

•   MFS Utilities Series – Service Class Shares

•   NVIT Mid Cap Index Fund – Class II Shares  (formerly GVIT Mid Cap Index Fund)

•   Oppenheimer Global Securities Fund/VA

•   PIMCO VIT High Yield Portfolio – Administrative Class Shares

•   PIMCO VIT Low Duration Portfolio – Administrative Class Shares (formerly PIMCO VIT Low Duration Bond Portfolio)

•   PIMCO VIT Total Return Portfolio – Administrative Class Shares

•    Putnam VT American Government Income Portfolio – Class IB Shares*

•    Putnam VT Equity Income Portfolio – Class IB Shares*

•   Pioneer Fund VCT Portfolio – Class I Shares

•   Pioneer Growth Opportunities VCT Portfolio – Class I Shares

 1 As of May 1, 2007, Owners may only invest in the Service Class Sub-Accounts of Janus Portfolios.  The Institutional Class Sub-Accounts were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers) effective May 1, 2007.  The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Institutional Class does not have a Rule 12b-1 Plan (and has lower expenses).

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.  No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states

•   Pioneer Mid Cap Value VCT Portfolio – Class II Shares

•   Prudential Series Fund Equity Portfolio – Class II Shares

•   Royce Capital Fund Small-Cap – Service Class Shares

•   Schwab MarketTrack Growth Portfolio II™

•   Schwab Money Market Portfolio™

•   Schwab S&P 500 Index Portfolio

•   Seligman Communication and Information Fund – Class 2 Shares

•    Sentinel Variable Products Bond Fund

•   Sentinel V ariable P roducts Common Stock Fund

•    Sentinel Variable Products Small Company Fund

•    Templeton Foreign Securities Portfolio – Class 2 Shares*

•   Touchstone Mid Cap Growth Fund – Class I Shares

•   Universal Institutional Funds , Inc. U.S. Real Estate Portfolio – Class I Shares

•   Van Eck VIP Global Bond Fund – Initial Class Shares   ( formerly   Van Eck Insurance Trust Worldwide Bond Fund)

•   Van Kampen LIT Comstock Portfolio – Class I Shares

•   Van Kampen LIT Growth & Income Portfolio – Class I Shares

•   Wells Fargo Advantage VT Opportunity Fund – Class VT Shares

*New Portfolios available as of April 30 , 20 10

Effective April 27, 2010, the Sub-Account investing in the AllianceBernstein VPS International Value Portfolio – Class A Shares was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Effective May 1, 2009, the Sub-Accounts investing in these portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•   AllianceBernstein VPS Growth & Income Portfolio – Class A Shares

•   AllianceBernstein  VPS Growth Portfolio – Class A Shares

•   Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares

•    DWS Growth & Income VIP – Class A Shares

•   DWS Strategic Value VIP – Class A Shares (formerly DWS Dreman High Return Equity VIP)

•   Neuberger Berman AMT Regency Portfolio – Class S Shares

•   Third Avenue Value Portfolio – Variable Series Trust Shares

Effective May 1, 2008, the Sub-Account investing in th is Portfolio w as closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•    Invesco V.I. Technology Fund – Series I Shares ( formerly AIM V.I. Technology Fund)

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.  No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states

Effective May 1, 2007, the Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•   Janus Aspen Balanced Portfolio – Institutional Shares

•   Janus Aspen Flexible Bond Portfolio – Institutional Shares

•   Janus Aspen Overseas Portfolio – Institutional Shares

Effective May 1, 2006, the Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•   American Century VP International Fund – Class I Shares

•   Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares

•    Invesco V.I. Core Equity Fund – Series I Shares ( formerly AIM V.I. Core Equity Fund)

•   Janus Aspen Janus Portfolio – Institutional Shares (formerly Janus Aspen Series Large Cap Growth Portfolio)

Effective April 29, 2005, the Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

• Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares ( formerly Dreyfus Variable Investment Fund Developing Leaders Portfolio)

•   Federated Capital Appreciation Fund II – Primary Shares (formerly Federated Clover Value Fund II)

•   Federated Capital Income Fund II

•    Invesco V.I. High Yield Fund – Series I Shares ( formerly AIM V.I. High Yield Fund)

•   Janus Aspen Worldwide Portfolio – Institutional Shares (formerly Janus Aspen Worldwide Growth Portfolio)

• Wells Fargo Advantage VT Small Cap Value Fund – Class VT Shares (formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund)

The Guarantee Period Fund is no longer offered as an investment option under the Contract.  Therefore, you may no longer allocate any additional contributions to the Guarantee Period Fund.  Money already allocated to the Guarantee Period Fund may remain until the Maturity Date of the Guarantee Period that you selected.  The Guarantee Period Fund allowed you to select one or more Guarantee Periods that offer specific interest rates for a specific period.  Please note that the Guarantee Period Fund may not be available in all states.

However, your Guarantee Period Fund may be subject to a new Market Value Adjustment which may increase (but not decrease) the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date.

Sales and Surrender Charges
There are no sales, redemption, surrender, or withdrawal charges under the Schwab Select Annuity.

Free Look Period
After you received your Contract, you could look it over free of obligation for at least 10 days or longer if required by your state law (up to 35 days for replacement policies), during which you could cancel your Contract.

Payout Options

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.  No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states

The Schwab Select Annuity offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse’s and/or Beneficiaries’ lifetime or for a specified period of time.
The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.  The Contracts involve certain investment risks, including possible loss of principal.

For account information, please contact:

Annuity Service Center

P.O. Box 173920

Denver, Colorado 80217-3920

888-560-5938

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.  No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states

Table of Contents

Definitions
F ee Table
E xample
Condensed Financial Information
Summary
How to contact the Annuity Service Center:
Great-West Life & Annuity Insurance Company
The Series Account
The Portfolios
Meeting Investment Objectives
Where to Find More Information About the Portfolios
Addition, Deletion or Substitution
The Guarantee Period Fund
Investments of the Guarantee Period Fund
Breaking a Guarantee Period
Interest Rates
The Market Value Adjustment
Subsequent Contributions
Annuity Account Value
Transfers
Market Timing and Excessive Trading
Automatic Custom Transfers
Withdrawals
Partial Withdrawals to Pay Investment Manager or Financial Advisor Fees
Tax Consequences of Withdrawals
Telephone and Internet Transactions
Death Benefit
Proportional Withdrawals (Oregon Only)
Beneficiary
Distribution of Death Benefit
Contingent Annuitant
Charges and Deductions
Mortality and Expense Risk Charge
Contract Maintenance Charge
Transfer Fees
Expenses of the Portfolios
Premium Tax
Other Taxes
Payout Options
Periodic Withdrawals
Annuity Payouts
Seek Tax Advice
Federal Tax Matters
Taxation of Annuities
Individual Retirement Annuities
Assignments or Pledges
Distribution of the Contracts
Voting Rights
Rights Reserved by Great-West
Legal Proceedings
Legal Matters
Independent Registered Public Accounting Firm
Available Information
Appendix A—Condensed Financial Information
Appendix B—Market Value Adjustments
Appendix C—Net Investment Factor

Definitions
1035 Exchange—A provision of the Internal Revenue Code of 1986, as amended (the “Code”) that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period—The time period between the Effective Date and the Annuity Commencement Date. During this period, you’re contributing to the annuity.

Accumulation Unit—The unit of measure that we use to calculate the value of your interest in a Sub-Account.

Annuitant—The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the Primary Annuitant.

Annuity Account—An account established by us in your name that reflects all account activity under your Contract.

Schwab Select Annuity Structure

Your total Annuity Account can be made up of a Variable and a Fixed Account

____________________________________________________________________________________________________

Annuity Account Value—The sum of all the investment options credited to your Annuity Account—less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any.

Annuity Commencement Date—The date annuity payouts begin.

Annuity Individual Retirement Account (or Annuity IRA)—An annuity contract used in a retirement savings program that is intended to satisfy the requirements of Section 408 of the Code.

Annuity Payout Period—The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit—An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Contribution Plan—A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary—The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant—The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contract Maintenance Charge—For Contracts with an Annuity Account Value of less than $50,000 on the applicable Contract anniversary date, an annual charge of $25 applies. Also, if your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will apply until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.

Contributions—The amount of money you invest or deposit into your annuity prior to any Premium Tax or other deductions.

Death Benefit—The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period—The period starting with your Payout Commencement Date.

Effective Date—The date on which the first Contribution is credited to your Annuity Account.

Fixed Account Value—The value of the fixed investment option credited to you under the Annuity Account.

Guarantee Period—The number of years available in the Guarantee Period Fund during which Great-West will credit a stated rate of interest. Great-West has discontinued offering a Guarantee P eriod for new Contributions. Amounts allocated to one or more G uarantee P eriods may be subject to a Market Value Adjustment.

Guarantee Period Fund—A fixed investment option which pays a stated rate of interest for a specified time period.  The Guaranteed Period Fund is no longer offered as an investment option.

Guarantee Period Maturity Date—The last day of any Guarantee Period.

Guaranteed Interest Rate—The minimum annual interest rate in effect that applies to each Guarantee Period at the time the Contribution is made.

Market Value Adjustment (or MVA)—An amount added to certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates.  A Market Value Adjustment may increase (but not decrease) the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date.

Non-Qualified Annuity Contract—An annuity contract funded with money outside a tax qualified retirement plan.

Owner (Joint Owner) or You—The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living.  Joint Owners must be husband and wife as of the date the Contract is issued.  The Annuitant will be the Owner unless otherwise indicated in the application.  If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.

Payout Commencement Date—The date on which annuity payouts or periodic withdrawals begin under a payout option.  The Payout Commencement Date must be at least one year after the Effective Date of the Contract.  If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin on the first day of the month of the Annuitant's 91st birthday.

Portfolio—A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested.

Premium Tax—A tax charged by a state or other governmental authority.  Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be assessed at the time you make a Contribution, make withdrawals, or when annuity payments begin.

Primary Annuitant—See Annuitant, above; if a Contingent Annuitant is named in the application, the Primary Annuitant receives payments based on the applicable payout option during his/her lifetime and payments continue, after the death of the Primary Annuitant, for the life of the surviving Contingent Annuitant.

Proportional Withdrawals—(effective for Contracts issued after April 30, 2004 in Oregon only); a partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit.  See “Death Benefit” on page 34.

Request—Any written, telephoned, or computerized instruction in a form satisfactory to Great-West and Charles Schwab & Co., Inc. (“Schwab”) received at the Annuity Service Center at Great-West (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.

Series Account—Variable Annuity-1 Series Account; the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).

Sub-Account—A division of the Series Account containing the shares of a Portfolio.  There is a Sub-Account for each Portfolio.  A Sub-Account may be also referred to as an “investment division” in the Prospectus, SAI, or Series Account financial statements.

Surrender Value—The value of your Annuity Account with any applicable Market Value Adjustment on the effective date of the surrender, less Premium Tax, if any.

Transaction Date—The date on which any Contribution, Transfer, or other Request from you will be processed.  Contributions and Requests received after 4:00 p.m. ET will be priced on the next business day.  Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange (“NYSE”) is open for trading.

Transfer—Moving money from and between the Sub-Account(s) and the Guarantee Period Fund.

Variable Account Value—The value of the Sub-Accounts credited to you under the Annuity Account.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases: (as a percentage of purchase payments)	None

Surrender Charge: (as a percentage of amount surrendered)	None

Maximum Transfer Charge:	$10*

*Applicable to each Transfer after the first twelve Transfers in each calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge	$25*

*The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Series Account Annual Expenses
(as a percentage of average Annuity Account Value)

Mortality and Expense Risk Charge:	0.85%

Account Fees and Expenses:	None

Total Series Account Annual Expenses:	0.85%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract.  More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses

	Minimum	Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0. 30%	2. 27%2

THE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS.  WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

2  The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement.  The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits.  The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements.  Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time.  Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio's prospectus.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Owner transaction expenses, Contract fees, Series Account annual expenses, and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated.  The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios.  In addition, this example assumes no Transfers were made and no Premium Taxes were deducted.  If these arrangements were considered, the expenses shown would be higher.  This example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.  If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, your costs would be:

1 year	3 years	5 years	10 years

$ 324	$ 1,037	$1, 849	$ 4,377

The example does not show the effect of Premium Taxes.  Premium Taxes (ranging from 0% to 3.5%) are deducted from Annuity Account Value upon full surrender, death, or annuitization.  The example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The Variable Annuity Fee Tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts.  Your actual expenses may be greater or less than those shown.  Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.  See “Charges and Deductions – Premium Tax” on page 38 of this Prospectus.  Owners who purchase the variable annuity described in this Prospectus may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab.  If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab.  All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab.  Charges and expenses of the Contract described in this Prospectus are NOT subject to reduction or waiver by Schwab.  Please consult a Charles Schwab representative for more information.

Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception.  The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge.  The information in the table is derived from various financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm.  To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the SAI.

Summary
The Schwab Select Annuity ® allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts) and a fixed investment option (the Guarantee Period Fund).  The performance of your Annuity Account will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them.  Depending on the performance of the Sub-Accounts you select, your Variable Account Value could be less than the total amount of your Contributions.
Further, the Guarantee Period Fund may be subject to a Market Value Adjustment which may increase (but not decrease) the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date.

The Schwab Select Annuity ® is no longer available for purchase, although we continue to accept additional Contributions under the Contract.  No additional Contributions may be made to the Guarantee Period Fund.

Tax deferral under IRAs arises under the Code.  Tax deferral under non-qualified contracts arises under the Contract.

How to contact the Annuity Service Center:

P.O. Box 173920

Denver, CO 80217-3920

1-888-560-5938

Your initial Contribution was required to be at least $5,000; $2,000 if an IRA, or $1,000 if you were setting up an Automatic Contribution Plan. Subsequent Contributions must be either $500, or $100 if made through an Automatic Contribution Plan.  The money you contribute to the Contract will be invested at your direction.  Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value.  There are no surrender or withdrawal charges.  Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.

When you’re ready to start taking money out of your Contract, you can select from a variety of payout options, including variable and fixed annuity payouts as well as periodic withdrawals.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select.  If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section on page 34.

For accounts under $50,000 as of each Contract anniversary date, we deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each such Contract anniversary date.  There is no annual Contract Maintenance Charge for accounts of $50,000 or more. We also deduct a mortality and expense risk charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts. Each Portfolio assesses a charge for management fees and other expenses.

This summary highlights some of the more significant aspects of the Schwab Select Annuity ® .  You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we redomesticated under the laws of the State of Colorado.
Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company.  GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company.  Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.  We issue individual and group life insurance policies and annuity contracts and accident and health insurance policies.

Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111

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The Series Account
We established the Variable Annuity-1 Series Account in accordance with Colorado laws on July 24, 1995.
The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust.  Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account.  The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account.  These assets may not be charged with our liabilities from our other business.  Our obligations under the contracts are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law.  These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the Series Account or our other separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into several Sub-Accounts.  Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund).  We may in the future add new, or delete existing, Sub-Accounts.  The income, gains, or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains, or losses of the other Sub-Accounts.  All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account.  We keep those assets physically segregated and held separate and apart from our general account assets.  We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios
The Contract offers a number of investment options , corresponding to the Sub-Accounts.  Each Sub-Account invests in a single Portfolio.  Each Portfolio is a separate mutual fund registered under the 1940 Act.  More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”).  The Portfolio Prospectuses should be read in connection with this Prospectus.  You may obtain a copy of the Portfolio Prospectuses without charge by request.   If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the Portfolio Prospectus.

Each Portfolio:
•	holds its assets separate from the assets of the other Portfolios,
•	has its own distinct investment objective and policy, and
•	operates as a separate investment fund.

The income, gains, and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly.  The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.  The Portfolios are used for “mixed” and “shared” funding.  “Mixed funding” occurs when shares of a Portfolio, which the Sub-Accounts buy for the Contract, are bought for variable life insurance policies issued by us or other insurance companies.  “Shared funding” occurs when shares of a Portfolio, which the Sub-Accounts buy for the Contract, are also bought by other insurance companies for their variable annuity contract.

Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives.  While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.  The investment objectives of the Portfolios are briefly described below:

AIM Variable Insurance Fund (Invesco Variable Insurance Fund) —advised by Invesco Advis e rs, Inc., Houston, Texas, and sub-advised by advisory entities affiliated with Invesco Advis e rs, Inc.

Invesco V.I. Mid Cap Core Equity Fund – Series I Shares (formerly AIM V.I. Mid Cap Core Equity Fund)  seeks long-term growth of capital.  The Portfolio invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies.  In complying with the 80% investment requirement, the Portfolio may also invest in investments with economic characteristics similar to the Portfolio’s direct investments: derivatives, exchange-traded funds (ETFs) and American Depositary receipts. These derivatives and other investments may have the effect of leveraging the Portfolio’s portfolio.  The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations.  The Portfolio considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  As of December 31, 2009, the capitalization of companies in the Russell Midcap Index range from $262 million to $15.5 billion. The Russell Midcap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000 Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap Index are considered representative of medium-sized companies. The Portfolio may invest up to 25% of its total assets in foreign securities.  In selecting securities for the Portfolio, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital (ROIC).  The portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive value.

Invesco V.I. Small Cap Equity Fund – Series I Shares (formerly AIM V.I. Small Cap Equity Fund)  seeks long-term growth of capital.  The Portfolio invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of small-capitalization issuers.  In complying with the 80% investment requirement, the Portfolio may also invest in the following investments with economic characteristics similar to the Portfolio’s direct investments: derivatives, ETFs and American Depositary Receipts.  These derivatives and other investments may have the affect of leveraging the Portfolio’s portfolio.

Invesco V.I. Core Equity Fund – Series I Shares (formerly AIM V.I. Core Equity Fund)  seeks growth of capital.   The Portfolio invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities. In complying with the 80% investment requirement, the Portfolio may also invest in the following investments with economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds (ETFs) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging the Portfolio’s portfolio. The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Portfolio may invest up to 25% of its total assets in foreign securities, which includes debt and equity securities.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Invesco V.I. High Yield Fund – Series I Shares (formerly AIM V.I. High Yield Fund)  seeks total return, comprised of current income and capital appreciation.  The Portfolio invests under normal circumstances at least 80% of net assets (plus borrowings for investment purposes) in debt securities that are determined to be below investment grade quality.  The Portfolio considers debt securities to be below investment grade quality if there are rated BB/Ba or lower by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities.  These types of securities are commonly known as ‘‘junk bonds.’’  The fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers.   The Portfolio may invest up to 25% of its total assets in foreign securities.  T he Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.  The Portfolio may invest up to 15% of its total assets in securities of companies located in developing markets.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Invesco V.I. International Growth Fund – Series I Shares (formerly   AIM V.I. International Growth Fund) seeks long-term growth of capital.  The Portfolio invests primarily in a diversified portfolio of international securities whose issuers are considered by the portfolio managers to have strong earnings growth.  The Portfolios invests primarily in equity securities.  The Portfolio focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.  The Portfolio invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., emphasizing investment in issuers in the developed countries of Western Europe and the Pacific Basin.  As of February 23, 2010, the principal countries in which the Portfolio invests were United Kingdom, Switzerland, United States, Japan, Germany, Canada and Australia.  The Portfolio may also invest up to 20% of its total assets in issuers located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

Invesco V.I. Technology Fund – Series I Shares (formerly AIM V.I. Technology   Fund) seeks long-term growth of capital.  The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in technology-related industries.  The Portfolio invests primarily in equity securities.  In complying with the 80% investment requirement, the Portfolio may also invest in other investments that have economic characteristics similar to the Portfolio’s direct investments: derivatives, ETFs and American Depositary Receipts.  These derivatives and other instruments may have the effect of leveraging the Portfoio’s portfolio. The Portfolio considers an issuer to be doing business in technology related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the portfolio managers determine that its primary business is within technology-related industries.  The principal type of equity securities purchased by the Portfolio is equity securities.  Issuers in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, medical technology, biotechnology, as well as service-related companies in information technology.  The Portfolio may invest up to 50% of its total assets in foreign securities of issuers doing business in technology-related industries.

Effective May 1, 2008, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

The Alger Portfolios —advised by Fred Alger Management, Inc. of New York, New York.

Alger Large   Cap Growth Portfolio – Class I-2 Shares (formerly Alger American LargeCap Growth Portfolio – Class O Shares) seeks long-term capital appreciation. The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources, and depth of management.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end.  This index is designed to track the performance of large-capitalization growth stocks.

While the foregoing broad policy still applies, the Board of Trustees of the Portfolio has approved further narrowing the Portfolio’s investment focus within this range.  Under normal circumstances, the Portfolio invests at least 75% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than $10 billion.  The Portfolio will no longer purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than $4 billion.  Additionally, the Portfolio will generally limit its investments to between 70 – 100 holdings.

Alger Mid   Cap Growth Portfolio – Class I-2 Shares (formerly Alger American MidCap Growth Portfolio – Class O Shares) seeks long-term capital appreciation. It focuses on midsized companies that the manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have  a market capitalization within the range of companies in the Russell MidCap® Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end.  Both indexes are designed to track the performance of medium-capitalization stocks.

Alliance Variable Products Series Fund, Inc. —advised by AllianceBernstein L.P., New York, New York.

AllianceBernstein VPS Growth & Income Portfolio – Class A Shares seeks to provide long-term growth of capital.  The Portfolio invests primarily in the equity securities of U.S. companies that AllianceBernstein believes are undervalued.  AllianceBernstein believes that, over time, a company’s stock price will come to reflect its intrinsic economic value.  AllianceBernstein uses a disciplined investment process to evaluate the companies in its extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.  The Portfolio also invests in the high-quality securities of non-U.S. issuers.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS Growth Portfolio – Class A Shares seeks to provide long-term growth of capital.  The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed market expectations over time.  The Portfolio emphasizes investments in large- and mid-cap companies.  The Portfolio has the flexibility to invest across the capitalization spectrum reflecting the Advisor’s internal research.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS International Growth Portfolio – Class A Shares seeks long-term growth of capital.  The Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries.  The Portfolio consists of approximately 100-130 stocks.  The Portfolio invests, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more) other than the United States.  The Portfolio may invest, without limit, in derivatives, such as options, futures, forwards and swaps.  The Portfolio’s investments include investments in securities of companies that are established as a result of privatizations of state enterprises.  Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others.  Currency and equity positions are evaluated separately.  The Advisor may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive.  To hedge a portion of its currency risk the Portfolio may from time to time invest in currency-related derivatives, including the forward currency exchange contracts, futures, option on futures, swaps and options.  The Advisor may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

AllianceBernstein VPS International Value Portfolio – Class A Shares seeks long-term growth of capital.  The Portfolio will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging-market countries.  The Portfolio normally invests in companies in at least three countries other than the United States.  These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging-market countries worldwide.  The Portfolio invests in companies that are determined by the Advisor’s Bernstein unit to be undervalued, using a fundamental value approach.  In selecting securities for the portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Shares seeks long-term growth of capital.  The Portfolio invests primarily in a diversified portfolio of equity securities of small-to mid-cap U.S. companies, generally representing 60-125 companies.  Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities.  The Portfolio invests in companies that are determined by AllianceBernstein to be undervalued, using its Bernstein unit’s fundamental value approach.  In selecting securities for the portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market prices of their securities.

American Century Variable Portfolios, Inc. —advised by American Century® Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund – Class I Shares seeks long-term capital growth and current income by investing 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP International Fund – Class I Shares seeks capital growth by investing primarily in equity securities of companies located in at least three developed countries (excluding the United States). American Century Global Investment Management, Inc. is the adviser for the Portfolio.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

American Century VP Mid Cap Value Fund – Class II Shares seeks long-term capital growth. Income is a secondary objective.  The portfolio managers look for stocks of companies of all sizes that they believe are undervalued at the time of purchase.  The portfolio managers us a value investment strategy that looks for companies that are temporarily out of favor in the market.  The portfolio managers attempt to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the fair value of the company.

American Century VP Value Fund - Class I Shares seeks long-term capital growth. Income is a secondary objective.  The portfolio managers look for stocks of companies of all sizes that they believe are undervalued at the time of purchase.  The portfolio managers us a value investment strategy that looks for companies that are temporarily out of favor in the market.  The portfolio managers attempt to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the fair value of the company.

Columbia Funds Variable Insurance Trust I—advised by Columbia Management Advisors, LLC of Boston, Massachusetts.

Columbia VIT Marsico 21st Century Fund – Class B Shares seeks long term growth of capital.  The Portfolio invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Portfolio may occasionally exceed this range at times such as when the Advisor is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Portfolio may invest without limit in foreign securities, including in emerging markets securities. The Portfolio also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

Columbia Funds Variable Trust   - advised by Columbia Management Advisors, LLC of Boston, Massachusetts.

Columbia VIT Small Cap Value Fund – Class B Shares seeks long term capital appreciation.  Under normal circumstances, the Portfolio invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000®   Value Index at the time of purchase (between $29 million and $3.1 billion as of September 30, 2008), that the Advisor believes are undervalued. The Portfolio may invest up to 20% of total assets in foreign securities.

Delaware VIP Trust—The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc.

Delaware VIP Smid Cap Growth Series – Standard Class Shares (formerly Delaware VIP Growth Opportunities Series)  seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of growth oriented companies that are expected to grow faster than the U.S. economy.  The Series generally focuses on small- to mid-sized companies that, at the time of investment, have total market capitalizations within the range of the Russell 2500 Growth Index.

Delaware VIP Small Cap Value Series – Standard Class Shares seeks capital appreciation. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in small-capitalization companies.  For the purposes of this Portfolio, small-capitalization companies are companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase. Among other factors, the Portfolio investment manager considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company, which might suggest a more favorable outlook going forward.

Dreyfus Investment Portfolios—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The Portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.  Consistency of returns compared to the S&P 400, the portfolio’s benchmark, is a primary goal of the investment process. The portfolio’s stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts. The portfolio managers will select stocks through a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative screening process. The process is driven by a proprietary quantitative model which measures more than 40 characteristics of stocks to identify and rank stocks based on: fundamental momentum; relative value; future value; long-term growth; and additional factors. Next, the portfolio managers focus on stock selection, as opposed to making proactive decisions as to industry or sector exposure, to construct the portfolio. The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to the S&P 400.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue-chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. In choosing stocks, the Portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the Portfolio then seeks companies within these sectors that have proven track records and dominant positions in their industries. The Portfolio also may invest in companies which it considers undervalued in terms of earnings, assets or growth prospects. The Sub- a dviser is Fayez Sarofim & Co.)

Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares (formerly Dreyfus Variable Investment Fund Developing Leaders Portfolio)  seeks capital growth.  To pursue this goal, the Portfolio normally invests at least 80% of its assets in the stocks of small-cap companies.  The Portfolio currently considers small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000 Index at the time of purchase.  As of December 31, 2009, the market capitalization range of companies in the Russell 2000 Index was between $13 million and $5 billion.  Because the Portfolio may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Portfolio’s holdings can have market capitalizations outside the range of the Russell 2000 Index at any given time.  Stocks are selected for the Portfolio based primarily on bottom-up fundamental analysis.  The Portfolio’s managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation.  Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation trigger.  Intrinsic value is based on the combination of the valuation assessment of the company’s operating divisions with the firm’s economic balance sheet.  Mid-cycle estimates, growth prospects and competitive advantages are some of the factors used in the valuation assessment.  A company’s stated and hidden liabilities and assets are included in the Portfolio managers’ economic balance sheet calculation.  Sector overweights and underweights are a function of the relative attractiveness of securities within the Portfolio’s investable universe.  The Portfolio’s managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the Portfolio to reflect new developments.  In general, the Portfolio’s managers seek exposure to securities and sectors that are perceived to be attractive from a valuation and fundamental standpoint.  The Portfolio’s sector weightings and risk characteristics are a result of bottom-up fundamental analysis and may vary from those of the Russell 2000 Index, the Portfolio’s benchmark, at any given time.  The Russell 2000 Index is an unmanaged index that measures the performance of the small capitalization sector of the U.S. equity market.  The Portfolio may invest in exchange traded funds (ETFs) and similarly structured pooled investments in order to provide exposure to certain equity markets.  The Portfolio typically sells a stock when it approaches intrinsic value, a significant deterioration of fundamental expectations develops, the revaluation catalyst becomes impaired or a better risk/reward is presented in the marketplace.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue its goal, the Portfolio normally invests primarily in stocks of domestic and foreign issuers.  The Portfolio’s stock investments may include common stocks, preferred stocks, convertible securities and American Depositary Receipts. The portfolio managers create a broadly diversified portfolio for the Portfolio that includes a blend of growth and dividend paying stocks. In choosing securities, the portfolio managers use a “growth style” of investing as well as focusing on dividend paying stocks and other investments and investment techniques that provide income. The Portfolio’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index). The portfolio managers choose stocks through a disciplined investment process that combines computer modeling techniques, bottom-up fundamental analysis and risk management. In selecting securities, the portfolio managers seek companies that possess some or all of the following characteristics: growth of earnings potential; operating margin improvement; revenue growth prospects; business improvement; good business fundamentals; dividend yield consistent with the Portfolio’s strategy pertaining to income; value, or how a stock is priced relative to its perceived intrinsic worth; and healthy financial profile, which measures the financial wellbeing of the company. The portfolio managers monitor the stocks in the Portfolio, and consider selling a security if the company’s business momentum deteriorates or valuation becomes excessive. The portfolio managers also may sell a security if an event occurs that contradicts the portfolio managers’ rationale for owning it, such as deterioration in the company’s financial fundamentals. In addition, the portfolio managers may sell a security if better investment opportunities emerge elsewhere, or if the portfolio managers change the portfolio’s industry or sector weightings.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Variable Series I—advised by Deutsche Investment Management Americas Inc. of New York, New York.

DWS Capital Growth VIP – Class A Shares seeks to provide long-term growth of capital.  The Portfolio normally invests at least 65% of total assets in equities, mainly common stocks of U.S. companies. The Portfolio generally focuses on established companies that are similar in size to the companies in the “S&P 500 ® Index” (generally 500 of the largest companies in the U.S.) or the Russell 1000 ® Growth Index (generally those stocks among the 1,000 largest U.S. companies that have above-average price-to-earnings ratios).

DWS Growth and Income VIP – Class A Shares seeks long-term growth of capital, current income and growth of income. The Portfolio invests at least 65% of its total assets in equities, mainly common stocks. Although the Portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies.  The managers may favor securities from different industries and companies at different times.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Health Care VIP – Class A Shares under normal circumstances, the Portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.

DWS Variable Series II—advised by Deutsche Investment Management Americas Inc. of New York, New York.

DWS Blue Chip VIP – Class A Shares seeks growth of capital and income. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index and that Portfolio management considers to be “blue chip” companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industries and strong management.

DWS Strategic Value VIP – Class A Shares (formerly DWS Dreman High Return Equity VIP) seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks). The Portfolio focuses on stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index and that Portfolio management believes are undervalued. Sub-advised by Dreman Value Management LLC.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Dreman Small Mid Cap Value VIP – Class A Shares (formerly DWS Dreman Small Cap Value VIP) seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size U.S. companies.  Sub-advised by Dreman Value Management LLC.

DWS Large Cap Value VIP – Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000 ® Value Index and that Portfolio management believes are undervalued. Sub-advised by Deutsche Asset Management International GmbH.

DWS Investments VIT Funds—advised by Deutsche Asset Management, Inc. of New York, New York.

DWS Small Cap Index VIP – Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 ® Index, which emphasizes stock of small U.S. companies.  Under normal circumstances, the Portfolio invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 ® Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the Russell 2000 Index. Sub-advised by Northern Trust Investments, N.A.

Federated Insurance Series

Federated Capital Appreciation Fund II – Primary Shares (formerly Federated Clover Value Fund II) seeks capital appreciation by investing primarily in common stock of domestic companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued.  The Portfolio may also invest in common stocks of foreign issuers (including American Depositary Receipts).  The Portfolio may invest in derivative contracts to implement its investment strategies.  Advised by Federated Equity Management Company of Pennsylvania. .

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Federated Fund for U.S. Government Securities II seeks to provide current income. The Portfolio’s overall strategy is to invest in a portfolio consisting primarily of United States Treasury securities, United States government agency securities (including mortgage-backed securities issued or guaranteed by United States government agencies or instrumentalities), investment- grade non-governmental mortgage-backed securities and related derivative contracts.  Advised by Federated Investment Management Company of Pennsylvania.

Federated Capital Income Fund II seeks to provide high current income and moderate capital appreciation. The Portfolio pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential. The Portfolio’s investment adviser’s process for selecting equity investments attempts to identify mature, mid- to large-cap companies with high relative dividend yields that are likely to maintain or increase their dividends. The investment adviser selects fixed-income investments that offer high current yields.  Advised by Federated Equity Management Company of Pennsylvania.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund – Class 2 Shares seeks long-term total return. The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities.   Advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey.

Templeton Foreign Securities Fund–Class 2 Shares seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.  Advised by Templeton Investment Counsel, LLC, Fort Lauderdale, Florida.

Janus Aspen Series—advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Balanced Portfolio – Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income.  The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential.  The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

Effective May 1, 2007, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Flexible Bond Portfolio – Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Janus Portfolio – Institutional Shares (formerly Janus Aspen Series Large Cap Growth Portfolio) seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing, primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2008, the Portfolio’s weighted average market capitalization was $52.1 billion.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Overseas Portfolio – Institutional Shares (formerly Janus Aspen Series International Growth Portfolio) seeks long-term growth of capital.  The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Worldwide Portfolio – Institutional Shares (formerly Janus Aspen Series Worldwide Growth Portfolio) seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Balanced Portfolio – Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

Janus Aspen Flexible Bond Portfolio – Service Shares seeks to obtain maximum total return, consistent with preservation of capital.  The Portfolio invests, under normal circumstances, at least 80% of its assets, in bonds.  Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years.  The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Janus Aspen Overseas Portfolio – Service Shares (formerly Janus Aspen Series International Growth Portfolio) seeks long-term growth of capital.  The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

Lazard Retirement Series, Inc. —advised by Lazard Asset Management, LLC of New York, New York.

Lazard Retirement Emerging Markets Equity Portfolio – Service Shares seeks long term capital appreciation.  The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the i nvestment m anager believes are undervalued based on their earnings, cash flow or asset values.  Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries

Lincoln Variable Insurance Products Trust—advised by Lincoln Investment Advisors Corporation of Fort Wayne, Indiana, and sub-advised by BAMCO, Inc. of New York, New York.

LVIP Baron Growth Opportunities Fund – Service Class Shares seeks capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

MFS ®  Variable Insurance Trust—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS ® Utilities Series – Service Class Shares  seeks total return.  The Portfolio’s objective may be changed without shareholder approval.  MFS normally invests at least 80% of the Portfolio’s net assets in securities of issuers in the utilities industry.  MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities.  Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting).  MFS primarily invests the Portfolio’s assets in equity securities, but may also invest in debt instruments. MFS primarily invests the Portfolio’s investments in debt instruments in investment grade debt instruments, but may also invest in lower quality debt instruments.  MFS may invest the Portfolio’s assets in companies of any size.  MFS may invest the Portfolio’s assets in U.S. and foreign securities, including emerging market securities.  MFS may use derivatives for any investment purpose, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.  MFS uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions.  Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.  Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations.  Quantitative models that systematically evaluate the structure of a debt instrument and its features may also be considered.

MFS ® Variable Insurance Trust II—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS ® International Value Portfolio – Service Class Shares seeks capital appreciation. MFS normally invests the Portfolio’s assets primarily in foreign equity securities, including emerging market equity securities. MFS may invest in a relatively large percentage of the Portfolio’s assets in a single country, a small number of countries, or a particular geographic region.  MFS focuses on investing the Portfolio's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. MFS may invest the Portfolio’s assets in companies of any size.  MFS may use derivatives for any investment purpose, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.  MFS uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate these and other factors may also be considered.

Nationwide Variable Insurance Trust—advised by Nationwide Fund Advisors of King of Prussia, Pennsylvania , and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.

NVIT Mid Cap Index Fund – Class II (formerly GVIT Mid Cap Index Fund) seeks capital appreciation.  Under normal conditions, the Portfolio invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the S&P 400® and in derivative instruments linked to the S&P 400®, primarily futures contracts.

Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management, Inc. of New York, New York.

Neuberger Berman AMT Regency Portfolio – Class S Shares seeks growth of capital. To pursue this goal, the Portfolio invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap ® Index. The Portfolio seeks to reduce risk by diversifying among many companies, industries and sectors.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Oppenheimer Variable Account Funds—advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA seeks long term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.  Under normal market conditions, the Portfolio invests mainly in common stocks of U.S. and foreign companies.  The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western Europe countries and Japan.  The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.  The Portfolio is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, the Portfolio normally will invest in at least three countries (one of which may be the United States).  Typically, the Portfolio invests in a number of different countries.

PIMCO Variable Insurance Trust—advised by Pacific Investment Management Company LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which, as of March 31, 2009 was 4.17 years. The Portfolio may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO VIT Low Duration Portfolio – Administrative Class Shares (formerly PIMCO VIT Low Duration Bond Portfolio) seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies from one to three years based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.  The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

PIMCO VIT Total Return Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), which as of March 31, 2009 was 3.73 years. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Portfolio will normally limit its foreign currency exposure (from non-U.S. denominated securities or currencies) to 20% of its total assets.

Pioneer Variable Contracts Trust —advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.

Pioneer Fund VCT Portfolio – Class I Shares seeks reasonable income and capital growth.  The Portfolio invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.

Pioneer Growth Opportunities VCT Portfolio – Class I Shares seeks growth of capital. The Portfolio invests primarily in equity securities of companies that Pioneer, the Portfolio’s investment adviser, considers to be reasonably priced or undervalued, with above average growth potential.

Pioneer Mid Cap Value VCT Portfolio – Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.  Normally, the Portfolio invests at least 80% of its total assets in equity securities of mid-size companies.  Mid-sized companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month and are not less than the smallest company within the index.  The Russell Midcap Value Index measures the performance of U.S. Midcap value stocks.  The size of the companies in the index changes with market conditions and the composition of the index.  The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trust (REITs), warrants and rights.

Prudential Series Fund, Inc.—managed by Prudential Investments LLC of Newark, New Jersey and sub-advised by Jennison Associates, LLC of New York, NY and Salomon Brothers Asset Management of New York, NY.

Prudential Series Fund Equity Portfolio – Class II Shares seeks long term growth of capital by investing in common stock of major established companies as well as smaller companies. The Portfolio considers major established companies to be those companies with market capitalizations within the market capitalization range of the Russell 1000® Index (measured as of the time of purchase). As of January 31, 2009, the Russell 1000® Index had an average market capitalization of $72.9 billion and the largest market capitalization was $421.8 billion.

Putnam Variable Trust —advised by Putnam Investments, LLC of Boston, Massachusetts.

Putnam VT American Government Income Fund-Class IB Shares seeks high current income with preservation of capital as its secondary objective.  The Portfolio invests mainly in bonds that: (1) are securitized debt instruments and other obligations of the U.S. government, its agencies and instrumentalities; (2) are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage-backed bonds; and have intermediate- to long-term maturities (three years or longer).  Under normal circumstances, the Portfolio invests at least 80% of the Portfolio’s net assets in U.S. government securities.

Putnam VT Equity Income Fund-Class IB Shares seeks capital growth and current income.  The Portfolio invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and also capital growth.  Under normal circumstances, the Portfolio invests at least 80% of the Portfolio’s assets in equity investments.

Royce Capital Fund—managed by Royce & Associates, LLC of New York, New York.

Royce Capital Fund Small Cap Portfolio – Service Class Shares seeks long-term growth of capital. The Portfolio’s investment adviser invests the Portfolio’s assets primarily in equity securities of small-cap companies, those with market capitalizations from $500 million to $2.5 billion.  The Portfolio manager generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.  Normally, the Portfolio invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Schwab Annuity Portfolios—advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II™ seeks to provide high capital growth with less volatility than an all stock portfolio.

Schwab Money Market Portfolio™ seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency .

There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the price and dividend performance (total return) of stocks of U.S. companies, as represented in the Standard & Poor’s Composite Stock Price Index(the S&P 500®).

Seligman Portfolios, Inc.—advised by RiverSource Investments, LLC of  New York , New York .

Seligman Communications and Information Fund – Class 2 Shares seeks capital gain.  The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information, and related industries.  The Portfolio may invest in companies of any size.

Sentinel Variable Products Trust—advised by Sentinel Asset Management, Inc. of Montpelier, Vermont.

Sentinel Variable Products Small Company Fund seeks growth of capital. The Portfolio normally invests at least 80% of its net assets in small-capitalization companies. This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior notice to the Portfolio’s shareholders. For this purpose, small companies are considered to be companies that have, at the time of purchase, market capitalizations of less than $3 billion. The Portfolio invests primarily in common stocks of small companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The weighted median market capitalization of the Portfolio’s holdings as of March 31, 2008 was $1.38 billion. Market capitalization is the total value of all the outstanding shares of common stock of a company.

Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.  The Portfolio normally invests at least 80% of its net assets in common stocks. This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior written notice to the Portfolio’s shareholders. The Portfolio invests mainly in a diverse group of common stocks of well-established companies, typically above $5 billion in market capitalization, most of which pay regular dividends. When appropriate, the Portfolio also may invest in preferred stocks or debentures convertible into common stocks. Up to 25% of the Portfolio’s assets may be invested in securities within a single industry. The Portfolio may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk.  The Portfolio invests mainly in investment grade bonds. The Portfolio will invest exclusively in fixed-income securities, and to a limited extent in related derivatives. At least 80% of the Portfolio’s assets will normally be invested in the following types of bonds:  (1) Corporate bonds which at the time of purchase are rated within the four highest rating categories of Moody’s, Standard & Poor’s or any other nationally recognized statistical rating organization; (2) Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including the mortgage-backed securities and dollar roll transactions described for the Balanced Portfolio; (3) Debt securities (payable in U.S. dollars) issued or guaranteed by Canadian governmental entities; and (4) Debt obligations of domestic banks or bank holding companies, even though not rated by Moody’s or Standard & Poor’s, that Sentinel believes have investment qualities comparable to investment-grade corporate securities.  The Portfolio’s policy of investing, under normal circumstances, at least 80% of its assets in bonds is a nonfundamental policy that may not be changed without 60 days’ prior notice to the Portfolio’s shareholders. The Portfolio may also invest in other fixed   income securities, such as straight or convertible debt securities and straight or convertible preferred stocks. The Portfolio will invest no more than 20% of its total assets in lower quality bonds, sometimes called “junk bonds.” These bonds, because of the greater possibility that the issuers will default, are not investment grade - that is, they are rated below BBB by Standard & Poor’s or below Baa by Moody’s, or are unrated but considered by Sentinel to be of comparable credit quality. Up to 25% of the Portfolio’s assets may be invested in securities within a single industry. The Portfolio utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

Third Avenue Variable Series Trust—advised by Third Avenue Management LLC, of New York, New York.

Third Avenue Value Portfolio Variable Series Trust Shares seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities)  at a discount to what the adviser believes is their intrinsic value (meaning the value of the company’s net assets or the adviser’s estimate of what the issuer would be worth as a takeover or merger candidate). The Portfolio also seeks to acquire senior securities, and debt instruments (including high-yield and “junk” bonds and distressed securities that may be in default and may have any or no credit rating from a credit rating agency) where the adviser determines that these securities can be purchased at less than the value of the assets securing the debt or the amount that would be realized in a restricting.  The adviser searches for companies that meet these criteria all over the world and makes investment decisions based primarily on the attributes of each individual company and security rather than any estimates of macro-economic or sector performance.  Accordingly, the Portfolio may invest in foreign securities, some of which may be denominated in or tied to currencies of the countries in which they are primarily traded.  The Portfolio may invest in companies of any market capitalization, including companies that are considered ranging from small-cap to large-cap by relevant rating and tracking agencies such as S&P.  When the Portfolio acquires debt securities, it primarily does so where the adviser believes that those securities will be worth significantly more when they are eventually sold, redeemed, mature or are converted into another form through a company restructuring.  These securities may be defaulted or may be paying a current yield, but the Portfolio does not generally seek interest income as a primary strategy.  The adviser, on behalf of the Portfolio, may also participate on committees formed by the creditors to negotiate with debtors with respect to restructuring issues.  The Portfolio is non-diversified.  This means that the Portfolio may have investments in fewer issuers than a diversified portfolio of comparable size.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Touchstone Variable Series Trust —advised by Touchstone Advisors, Inc. of Cincinnati, Ohio.

Touchstone Mid Cap Growth Fund – Class I Shares seeks to increase the value of Portfolio shares as a primary goal and to earn income as a secondary goal.  Under normal circumstances, the Portfolio will invest at least 80% of its assets in common stocks of mid cap companies. Shareholders will be provided with at least 60 days’ prior notice of any change in this policy. A mid cap company has a market capitalization between $1.5 billion and $12 billion or within the range of market capitalizations represented in the Russell Midcap Index (between $1.4 billion and $19.1 billion at the time of its most recent reconstitution on May 20, 2008) at the time of purchase. The Portfolio may also invest in companies in the technology sector .

The Universal Institutional Funds, Inc.—advised by Morgan Stanley Investment Management Inc. (“MSIM”) of New York, New York.

Universal Institutional Funds Inc. U.S. Real Estate Portfolio – Class I Shares seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies engaged in the U.S. real estate industry, including real estate investment trusts.

Van Eck VIP Trust—advised by Van Eck Associates Corporation of New York New York.

Van Eck VIP Global Bond Fund – Initial Class Shares (formerly Van Eck Insurance Trust Worldwide Bond Fund)  seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.

Van Kampen Life Investment Trust—advised by Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments, Inc.

Van Kampen LIT Comstock Portfolio – Class I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Van Kampen LIT Growth and Income Portfolio – Class I Shares seeks long-term growth of capital and income.  The Portfolio may invest up to 15% of its assets in equity real estate investment trusts (“REITs”).

Wells Fargo Variable Trust Funds—advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company, located in San Francisco, California.

Wells Fargo Advantage VT Small Cap Value Fund (formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund) seeks long-term capital appreciation.   Under normal circumstances, t he Portfolio invests at least 80% of the Portfolio’s net assets in equity securities of small-capitalization companies and up to 30% of the Portfolio’s total assets in equity securities of foreign issuers, including ADRs and similar investments.  The Portfolio invests principally in equity securities of small - capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500 TM Index was $ 78 million to $ 3 . 9 billion, as of May 3 0 , 200 9 , and is expected to change frequently. The Portfolio may also invest in equity securities of foreign issuers through ADRs and similar investments.   Furthermore, the Portfolio may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. The Portfolio invests principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell MidCap® Index.  We may also invest in equity securities of foreign issuers through ADRs and similar investments.

Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions.  There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained without charge from the Annuity Service Center.  You may also visit www.Schwab.com/annuit y .

The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers.  We retain the right to make changes in the Series Account and in its investments.

Great-West and GWFS Equities, Inc. (“GWFS”), the principal underwriter and distributor of the Contracts, reserve the right to discontinue the offering of any Portfolio.  If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares.  Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion.  Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts.  If a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the eliminated Sub-Account.

The Guarantee Period Fund
The Guarantee Period Fund is no longer offered as an investment option under the Contract.  As a result, new Contributions and Transfers into the Guarantee Period Fund are no longer accepted.

The Guarantee Period Fund is not part of the Series Account.  Amounts previously allocated to the Guarantee Period Fund were deposited to, and accounted for, in a non-unitized market value separate account.  As a result, you do not participate in the performance of the assets through unit values.

Consequently, these assets accrue solely to the benefit of Great-West and any gain or loss in the non-unitized market value separate account is borne entirely by Great-West.  You will receive the Contract guarantees made by Great-West for amounts you contribute to the Guarantee Period Fund.

In addition, a new Market Value Adjustment (“MVA”) for existing Guarantee Periods in the Guarantee Period Fund is available in all states.  Your Contract has been amended by an endorsement to contractually waive any negative MVA on existing Guarantee Periods.  Prior to the endorsement, your Contract was subject to a negative MVA, which may have resulted in an effective interest rate lower than the Guaranteed Interest Rate and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made.  The purpose of the endorsement is to enhance the MVA formula (described below) for your Contract by eliminating any downward MVA that might be applied to withdrawals and transfers out of an existing Guarantee Period. Thus, regardless of any changes in interest rates, if you withdraw money from an existing Guarantee Period before it expires, we will not impose an MVA that would reduce your surrender value.  However, we will continue to apply any positive MVA that would increase your surrender value.

The new MVA will automatically apply to any amounts you currently have allocated to the current Guarantee Period Fund.  Other than the new MVA formula, the terms and conditions of the Guarantee Period Fund remained unchanged.  The new MVA is described in more detail, below.

If you provided us with standing instructions relating to premium payment allocations or automatic custom transfers, including systematic transfers as part of a dollar cost averaging strategy or Rebalancer transfers as part of an asset allocation plan, you need to provide alternative allocation instructions if your instructions include the Guaranteed Period Fund.  If you have not provided alternative allocation instructions, amounts that otherwise would have been allocated to the Guaranteed Period Fund in accordance with your standing instructions will instead be allocated to the Schwab Money Market Sub-Account.

Investments of the Guarantee Period Fund
We use various techniques to invest in assets that have similar characteristics to our general account assets—especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:
•	Securities issued by the U.S. Government or its agencies or instrumentalities, which may or may not be guaranteed by the U.S. Government.
•
Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service.

•
Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations—although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms—are deemed by us to have an investment quality comparable to securities which may be purchased as stated above.

•
Commercial paper, cash, or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.

In addition, we may invest in futures and options solely for non-speculative hedging purposes. We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized market value separate account if the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against anticipated positive cash flow or may purchase options on securities.

The above information generally describes the investment strategy for the Guarantee Period Fund.  However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by Colorado and other state insurance laws.  The stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.

Breaking a Guarantee Period
If you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period Maturity Date, you are breaking a Guarantee Period.  When we receive a request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first.

If you break a Guarantee Period prior to the Guarantee Period Maturity Date, we apply an interest rate adjustment called a Market Value Adjustment that may increase (but not decrease) the amount Transferred or withdrawn from the value of a Guarantee Period.

Interest Rates
The declared annual rates of interest are guaranteed throughout the Guarantee Period.  The stated rate of interest must be at least equal to the Guaranteed Interest Rate, but Great-West may declare higher rates.  The Guaranteed Interest Rate is based on the applicable state standard non-forfeiture law.

We guarantee an effective yearly interest rate that complies with the non-forfeiture law that is in effect on the issue date for the state in which this Contract was delivered.

The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which Great-West may acquire using funds deposited into the Guarantee Period Fund.  In addition, Great-West considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.

The Market Value Adjustment
Amounts you allocate to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment that may increase (but not decrease) the amounts allocated if, six months or more before a Guarantee Period Fund’s Maturity Date, you:

•	surrender your investment in the Guarantee Period Fund;

•	transfer money from the Guarantee Period Fund;

•	partially withdraw money from the Guarantee Period Fund;

•	take a periodic withdrawal;

•	apply amounts from the Guarantee Period Fund to purchase an annuity to receive payouts from your account; or

•	take a distribution from the Guarantee Period Fund upon the death of the Owner or the Annuitant.

The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period Maturity Date in each of the following situations:

•	transfer to a Sub-Account offered under this Contract;

•	surrenders, partial withdrawals, annuitization or periodic withdrawals; or

•	a single sum payout upon death of the Owner or Annuitant.

The Market Value Adjustment may only increase the amount payable on the above-described distributions.  The formula for calculating Market Value Adjustments and examples of how the Market Value Adjustments work are detailed in Appendix B.

As a result of the issuance of the endorsement, the interests under the Contract relating to the Guarantee Period Fund will no longer be securities registered under the Securities Act of 1933.

Subsequent Contributions
You can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living.  Additional Contributions must be at least $500, or $100 if made via an Automatic Contribution Plan.  Total Contributions may exceed $1,000,000 only with our prior approval.  Additional Contributions will be credited on the date received by the Annuity Service Center at GWL&A if received before 4:00 p.m. ET and the NYSE is open for business.  Additional Contributions received after 4:00 p.m. ET will be credited on the next business day the NYSE is open for business.

Subsequent Contributions can be made by check or via an Automatic Contribution Plan directly from your bank or savings account.  You can designate the date you’d like your subsequent Contributions deducted from your account each month.  If you make subsequent Contributions by check, your check should be payable to GWL&A.

You’ll receive a confirmation of each Contribution you make upon its acceptance.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value
Prior to the Annuity Commencement Date, your Annuity Account Value is the sum of the Variable and Fixed Account Values established under your Contract.
Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00. Each Sub-Account's value prior to the Annuity Commencement Date is equal to:
•	net Contributions allocated to the corresponding Sub-Account,
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
•	minus the daily mortality and expense risk charge,
•	minus any applicable reductions for the Contract Maintenance Charge deducted on the Contract anniversary date,
•	minus any applicable Transfer fees, and
•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the NYSE is open for regular business (a “valuation date”). A valuation period is the period between successive valuation dates. It begins at the close of the NYSE (generally 4:00 p.m. ET) on each valuation date and ends at the close of the NYSE on the next succeeding valuation date.

The Variable Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Variable Account Values to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix C.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation (“SIPC”).

Transfers
At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Annuity Service Center, or through the Internet at www.schwab.com/annuity where you will be redirected to a Great-West website where you may make the Transfer.  Incoming Transfers to closed Sub-Accounts are not permitted.
Your Request must specify:
•	the amounts being Transferred;
•	the Sub-Account(s) from which the Transfer is to be made; and
•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year, subject to certain restrictions discussed in this section.  We reserve the right to limit the number of Transfers you make.

There is no charge for the first 12 Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made.  The charge will be deducted from the amount Transferred.  All Transfers made on a single Transaction Date will count as only one Transfer toward the 12 free Transfers.  However, if a one-time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.

A Transfer generally will be effective on the date the Request for Transfer is received by the Annuity Service Center at Great-West if received before 4:00 p.m. ET.  Requests received after 4:00 p.m. ET will be effective on the next business day we and the NYSE are open for business.  Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred.  The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective.

Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a Transfer request being rejected or the pricing for that Transfer delayed.  Please review the respective Portfolio prospectus for details on any Portfolio level restrictions.

When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period Maturity Date, the amount Transferred may be subject to a Market Value Adjustment as discussed on page 28.  If you request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.

Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios.  Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners.  As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner's trading activity if prohibited trading is suspected.  If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading.  Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s).  Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s).  When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity.  Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established.  To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures.  We do not enter into agreements with Owners whereby we permit prohibited trading.  Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us.  We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares.  The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading.  The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading.  For example, a Portfolio may impose a redemption fee.  The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract).  If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio.  Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio.  Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio.  You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading.  In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order.  Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers.  You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts.  Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts.  The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures.  As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive.  We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios.  If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios.  In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers.  For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account.  (Transfers into closed Sub-Accounts are not permitted).  These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to the other Sub-Accounts as part of a dollar cost averaging strategy.  Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high.  Over time, your average cost per unit may be more or less than if you invested all your money at one time.  However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market.  There is no charge for participating in Dollar Cost Averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter.  Transfers will continue on that same day for each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract.  Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.

Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•
You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06
Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1,500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer
Over time, variations in each Sub-Account’s investment results will change your asset allocation plan percentages.  Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation.  Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.  There is no charge for participating in Rebalancer.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis.  If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.  One-time Rebalancer Transfers count toward the 12 free Transfers allowed in a calendar year.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request.  For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day for each interval unless terminated by you or for other reasons as set forth in the Contract.  Quarterly, semi-annual, and annual Transfers will not count toward the twelve free Transfers.

How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:
•	Your entire Variable Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•
You must specify the percentage of your Variable Account Value you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•	You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a written withdrawal request to the Annuity Service Center at Great-West.  Withdrawals are not permitted by telephone.  Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply.  The amount payable to you if you surrender your Contract is your Annuity Account Value, plus any applicable Market Value Adjustment on the Effective Date of the surrender, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn.  A Market Value Adjustment may apply.  Market Value Adjustments are discussed on page 28.

Partial withdrawals are unlimited.  However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made.  After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required.  The minimum partial withdrawal (before application of the MVA) is $500.

The following terms apply to withdrawals:
•	Partial withdrawals or surrenders are not permitted after the Annuity Commencement Date.
•	If a partial withdrawal is made within 30 days of the Annuity Commencement Date, Great-West may delay the Annuity Commencement Date by 30 days,
•	A partial withdrawal or surrender will be effective upon the Transaction Date.
•	A partial withdrawal or surrender from amounts in a Guarantee Period may be subject to the Market Value Adjustment provisions, and the Guarantee Period Fund provisions of the Contract.

Withdrawal Requests must be in writing with your original signature.  If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

Partial Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”).  A withdrawal Request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above.  Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.

Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS.  If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract.  If you are younger than 59½, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes.  For details about withholding, please "Federal Tax Matters" on page 41.

If this Contract is an IRA, please refer to Section 408 of the Code for limitations and restrictions on cash withdrawals.

Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax, and/or Internet.  Transfer Requests received before 4:00 p.m. ET on a day that we and the NYSE are open for business will be made on that day at that day’s unit value.  Transfer requests received after 4:00 p.m. ET will be made on the next business day that we and the NYSE are open for business, at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax, and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason.  Withdrawals are not permitted by telephone.

Death Benefit
The Death Benefit, if any, will be equal to the greater of:

•	the Annuity Account Value with an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or
•	the sum of Contributions, less partial withdrawals and/or periodic withdrawals, and less any Premium Tax.

Proportional Withdrawals (Oregon Only)
Before the Annuity Commencement Date, the Death Benefit, if any, for Contracts issued prior to April 30, 2004, in the State of Oregon will be as stated above.  For Contracts issued in Oregon after April 30, 2004, the Death Benefit will be equal to the greater of:

•	the Annuity Account Value with an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or
•	the sum of Contributions, less Proportional Withdrawals and less any Premium Tax.

Proportional Withdrawals (effective for Contracts issued after April 30, 2004 in Oregon only) are withdrawals, if any, made by you, whether partial and/or periodic, which reduce your Annuity Account Value as measured as a percentage of each prior withdrawal against the current Annuity Account Value.  Proportional Withdrawals are determined by calculating the percentage of your Annuity Account Value that each prior withdrawal represented when the withdrawal was made. Therefore, a partial withdrawal of 75% of the Annuity Account Value will be considered a 75% reduction in the total Contributions.

For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%).  This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000).  Here, the Death Benefit would be $50,000.

Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000).  Here, the Death Benefit is $150,000.

If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%).  The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 25%, or $75,000, and then reduced by 33%, or $24,750 to equal $50,250). Here, the Death Benefit is $100,000.

In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000.  When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000).  Here, the Death Benefit is $20,000.

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order.  When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payouts begin. However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

Variable Account Value
•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.

Fixed Account Value
•	payout in a single sum that may be subject to a Market Value Adjustment, or
•	payout under any of the annuity options provided under this Contract that may be subject to a Market Value Adjustment.

Any payment within six months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary at any time before the Annuitant's death.

A change of Beneficiary will take effect as of the date the request is processed by the Annuity Service Center, unless a certain date is specified by the Owner.  If the Owner dies before the Request is processed, the change will take effect as of the date the request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request.  A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary.  The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant, will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant.  If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner’s surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable or fixed annuity options available under the Contract, provided that:
•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and
•	such distributions begin not later than one year after the Owner’s date of death.

If an election is not received by Great-West from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit
Death of Annuitant
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time.  A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Service Center at Great-West, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.

Death of Owner Who Is Not the Annuitant
If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death.  All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and continue the Contract in force.

Death of Owner Who Is the Annuitant
If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and continue the Contract in force.

Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable;
•	Certain Transfers;
•	a Contract Maintenance Charge; and
•	our assumption of mortality and expense risks.

Mortality and Expense Risk Charge
We deduct a mortality and expense risk charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract.  This is a daily charge equal to an effective annual rate of 0.85%.  We guarantee that this charge will never increase beyond 0.85%.

The mortality and expense risk charge is reflected in the unit values of each of the Sub-Accounts you have selected.  Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us.  The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract.  This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on us.  If this charge is more than sufficient, any excess will be profit to us.  Currently, we expect a profit from this charge.  Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Contract Maintenance Charge
We currently deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000 as of such anniversary date.  This charge partially covers our costs for administering the Contracts and the Series Account. Once you have started receiving payouts from the Contract, this charge will stop unless you choose the periodic withdrawal option.

The Contract Maintenance Charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account.  If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the Contract Maintenance Charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value.  If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the Contract Maintenance Charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods.  There is no MVA on amounts deducted from a Guarantee Period for the Contract Maintenance Charge.

The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 as of such Contract anniversary date.  If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until an anniversary date on which your Annuity Account Value is equal to or greater than $50,000.  We do not expect a profit from amounts received from the Contract Maintenance Charge.

Transfer Fees
There will be a $10 charge for each Transfer in excess of 12 Transfers in any calendar year. We do not expect a profit from the Transfer fees.

Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.

Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios.  Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets.  GWFS may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan.  If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options
During the Distribution Period, you can choose to receive payouts in four ways—through periodic withdrawals, variable annuity payouts, fixed annuity payouts or a single sum payment.  The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not select a Payout Commencement Date, payouts will begin on the first day of the month of the Annuitant’s 91st birthday.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.

If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70½.

Periodic Withdrawals
You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option.  The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:
•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals.
•	A minimum withdrawal amount of at least $100.
•	The calendar day of the month on which withdrawals will be made.
•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Guarantee Period Fund, if applicable, and the Sub-Accounts in proportion to their assets. Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:
•	You may continue to exercise all contractual rights, except that no Contributions may be made.
•	A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee Periods made six or more months prior to their Guarantee Period Maturity Date.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.
•	Maturing Guarantee Periods renew into the shortest Guarantee Period then available.

Periodic withdrawals will cease on the earlier of the date:
•	The amount elected to be paid under the option selected has been reduced to zero;
•	The Annuity Account Value is zero;
•	You request that withdrawals stop; or
•	The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions.  However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59½.  IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made.  The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals.  Based on the amount elected, the duration may vary.

Interest only—Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals.  Available only if 100% of your Account Value is invested in the Guarantee Period Fund.

Minimum distribution—If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a) (9).

Any other form of periodic withdrawal acceptable to Great-West, which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant.  There may be income tax consequences to any periodic withdrawal made for this purpose.  Please see the sections on “Withdrawals” on page 33 and “Federal Tax Matters” on page 41 in this Prospectus.

Annuity Payouts
You can choose the Annuity Commencement Date either when you purchase the Contract or at a later date.  The date you choose must be at least one year after the Effective Date of the Contract.  If you do not select an Annuity Commencement Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday.  You can change your selection at any time up to 30 days before the Annuity Commencement Date you selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of the Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years.  The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

The amount to be paid out is the Annuity Account Value on the Annuity Commencement Date.  The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable.  If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years.

Variable life annuity—This option provides for monthly payouts during the lifetime of the Annuitant.  The annuity terminates with the last payout due prior to the death of the Annuitant.  Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts.  It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50.  We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the fifth valuation date preceding the Annuity Commencement Date.  It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate set by Contract and applied reflects an assumed investment return (“AIR”) of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences, and/or gender of the Annuitant will affect the amount of each payout.  We reserve the right to ask for satisfactory proof of the Annuitant's age.  We may delay annuity payouts until satisfactory proof is received.  Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age.  If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts.  If payouts were too small, the difference with interest may be added by us to the next payout.  This interest is at an annual effective rate which will not be less than the Guaranteed Interest Rate.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the fifth valuation date preceding the date the first payout is due.  The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the
First Payout
Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payments will increase in amount over time if the Sub-Account(s) you select earn more than the 5% AIR.  Likewise, your payments will decrease in amount over time if the Sub-Account(s) you select earn less than the 5% AIR.  The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected.  We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity
Commencement Date
Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option, or vice versa. However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts.  Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made.  The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer.  Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions
Once payouts start under the annuity payout option you select:
•	no changes can be made in the payout option,
•	no additional Contributions will be accepted under the Contract, and
•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income.  If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain distributions from Qualified Contracts).  State income tax withholding may also apply. Please see “Federal Tax Matters” on page 41 for details.

If you choose to receive fixed annuity payouts from your Contract, you may select from the following payout options:

Income of specified amount—The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months.

Income for a specified period—Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months.

Fixed life annuity with guaranteed period—This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years.

Fixed life annuity—This option provides for monthly payouts during the lifetime of the Annuitant. The annuity ends with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

Any other form of a fixed annuity acceptable to us.

Annuity IRAs
The annuity date and options available for IRAs may be controlled by endorsements, the plan documents, or applicable law.

Under the Code, a Contract purchased and used in connection with an IRA or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements.  Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time.  The application of the minimum distribution requirements vary according to your age and other circumstances.

Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice.  The federal income tax consequences discussed here reflect our understanding of current law and the law may change.  Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax advisor should be consulted for further information.

Federal Tax Matters
The following discussion is a general description of the federal income tax considerations relating to the Contracts and is not intended as tax advice.  This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes.  This discussion is not intended to address the tax consequences resulting from all situations.  If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS.  Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract was either purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs (“Annuity IRA”).  The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary depends on the type of Contract, and on the tax status of the individual concerned.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA was purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

Taxation of Annuities
Section 72 of the Code governs the taxation of annuities and distributions from IRAs.  You, as a “natural person,” will not generally be taxed on increases, if any, in the value of your Annuity Account Value until a distribution occurs by withdrawing all or part of the Annuity Account Value (for example, withdrawals or annuity payouts under the annuity payout option elected).  However, under certain circumstances, you may be subject to current taxation.  In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Non-Qualified Annuity Account Value will be treated as a distribution of such portion.  The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.  An Annuity IRA may not be assigned as collateral for a loan.

As a general rule, if the Non-Qualified Contract is not owned by a natural person (for example, a corporation or certain trusts), the Contract will not be treated as an annuity contract for federal tax purposes.  The Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year.  The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

The rule also does not apply where:

•	The annuity Contract is acquired by the estate of a decedent.
•	The Contract is an Annuity IRA.
•	The Contract is a qualified funding asset for a structured settlement.
•	The Contract is purchased on behalf of an employee upon termination of a qualified plan.
•	The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals
In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time.  The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excludable from income.  If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from, or added to the Guarantee Period due to the Market Value Adjustment.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract."

The taxable portion of any withdrawal is taxed at ordinary income tax rates.

In the case of a withdrawal under an Annuity IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable.  The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's Annuity Account Value.  Special tax rules may be available for certain distributions from an Annuity IRA.

Annuity Payouts
Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed.  The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract.  For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations).  For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payments expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected).  However, the remainder of each annuity payout is taxable.  Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable.  If the annuity payments stop as a result of an Annuitant's death before full recovery of the "investment in the Contract," you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax
For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
•	Made on or after the date on which the Owner reaches age 59½.
•	Made as a result of death or disability of the Owner.
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Other exceptions may apply to distributions from a Non-Qualified Contract.  Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA. For more details regarding this penalty tax and other exceptions that may be applicable, consult a competent tax

Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant.  Generally such amounts are included in the income of the recipient as follows:
•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death
In order to be treated as an annuity contract, the terms of a Non-Qualified Contract must provide the following two distribution rules:
•
If the Owner dies before the date annuity payouts start, the entire interest in the Contract must generally be distributed within five years after the date of the Owner’s death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner.

•
If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of the interest in the Contract must be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner.  In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Distributions made to a Beneficiary upon the Owner’s death from an IRA must be made pursuant to similar rules in Section 401(a)(9) of the Code.

Diversification of Investments
For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-accounts must be "adequately diversified" in accordance with Treasury Department Regulations.  The diversification requirements do not apply to Annuity IRAs.  If the Series Account or a Sub-account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”

Although the Company may not control the investments of the Sub-accounts or the Portfolios, it expects that the Sub-accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified.”  Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-account to be deemed to be adequately diversified.

Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner).  In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.  Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  We do not believe that the ownership rights of an Owner under a Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91.  However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

Withholding
Non-Qualified Annuity Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules. Prospective Owners wishing to take advantage of a Section 1035 exchange should consult their tax advisor.

In March 2008, the Internal Revenue Service issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Code if, for a period of at least twelve months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred. Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract. Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008. Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

______________________________________________________________________________________________________

Individual Retirement Annuities
The Contract could have been used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity.  Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" into an Annuity IRA following the rules set out in the Code and your Contract and IRA endorsement.  If you purchased this Contract for use with an IRA, you would have been provided with supplemental information.  You also have the right to revoke your purchase within seven days of purchase of the IRA Contract.
If a Contract was purchased to fund an IRA, the Annuitant must also have been the Owner.  In addition, if a Contract was purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70½.  You should consult your tax advisor concerning these matters.

The Worker, Retiree, and Employer Recovery Act (the “Act”) allows owners of Individual Retirement Accounts and beneficiaries to postpone receiving required minimum distributions (“RMDs”) for 2009.  The 2009 waiver also applies to individuals who may be eligible to postpone taking their 2009 RMD until April 1, 2010 (e.g., IRA owners who turned 70 ½ in 2009)  However, the Act does not waive any 2008 RMD for individuals who were eligible and chose to delay taking their 2008 RMD until April 1, 2009.  Any withdrawal in 2009 (that is not an RMD for 2008) may be eligible to be rolled over into another eligible retirement plan.  Currently, this waiver is for the 2009 calendar year only after which the RMD requirements described above will again be applicable and must be followed beginning in 2010.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions.  The Contract will be amended as necessary to conform to the requirements of the Code if there is a change in the law.  Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

When you made your initial Contribution, you had to specify whether you were purchasing a Non-Qualified Contract or an IRA.  If the initial Contribution was made as a result of an exchange or surrender of another annuity contract, we required that you did provide information with regard to the federal income tax status of the previous annuity contract.

We required that you purchase separate Contracts if you wanted to invest money qualifying for different annuity tax treatment under the Code.  For each separate Contract you had to make the required minimum initial Contribution.  Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract.  We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

If a Contract was issued in connection with an employer's Simplified Employee Pension plan, Owners, Annuitants, and Beneficiaries were cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.

Assignments or Pledges
Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant.  However, if the Contract is an Annuity IRA, you may not assign the Contract as collateral.
If a Non-Qualified Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary.  Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Service Center at Great-West.  All assignments are subject to any action taken or payout made by Great-West before the assignment was processed.  We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a withdrawal as discussed above under Taxation of Annuities.  Please consult a competent tax advisor for further information.

Distribution of the Contracts
The Contracts are no longer available for sale.  We previously offered the Contract on a continuous basis pursuant to a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS.  Contracts were sold in those states where the Contract could lawfully be sold by licensed insurance agents who are registered representatives of Schwab.  Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of the Financial Industry Regulatory Authority (“FINRA”).  Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned indirect subsidiary of Great-West.  GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA.  Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Great-West (or its affiliates, for purposes of this section only, collectively, "the Company") pays Schwab compensation for ongoing support based on an annual rate of average monthly Series Account and Fixed Account assets.  Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios.  See “Expenses of the Portfolios” on page 3 8 of this Prospectus.

The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations.  In the past, the marketing allowance and/or other promotional incentives or payments to Schwab have amounted to less than $25,000 per year.

You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may have received or will continue to receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares.  We will vote the shares according to those instructions at regular and special shareholder meetings.  If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest.  The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account.  You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated.  If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios.  Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account.  If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in Great-West.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts.  Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval and approval from any appropriate regulatory authority of the changes.  Approval may not be required in all cases, however.

Examples of the changes we may make include:
•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law;
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Sub-Accounts of the Series Account;
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law;
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;
•	To change the time or time of day at which a valuation date is deemed to have ended, and/or;
•
To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings.  Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings.  The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

Independent Registered Public Accounting Firm

The financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries and includes an explanatory paragraph referring to the change in accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Available Information

You may request a free copy of the Statement of Additional Information.  Please direct any oral or written request for such documents to:

Annuity Service Center
P. O. Box 173920
Denver, Colorado  80217-3920
1-888-560-5938

The SEC maintains an Internet web site (http://www.sec.gov) that contains the SAI information incorporated by reference and other information filed electronically by Great-West concerning the Contract and the Series Account.  Certain information concerning Great-West and its products is also available online at http://www.gwla.com.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549.  You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:
•	general information;
•	information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;

•	the calculation of annuity payments;

•	postponement of payments;

•	services;

•	withholding; and

•	financial statements for the Series Account and Great-West Life & Annuity Insurance Company.

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units Outstanding Throughout Each Period
For the Periods Ended December 31
	AIM V.I. Core Equity	AIM V.I. High Yield	AIM V.I. International Growth	AIM V.I. Mid Cap Core Equity	AIM V.I. Small-Cap Equity	AIM V.I. Technology	Alger LargeCap Growth
Date Sub-Account Commenced Operations	11/1/1996	11/1/1996	5/1/2006	5/1/2009	5/1/2009	3/1/2000	11/1/1996
2009
Beginning Unit Value	14.35	10.71	7.46	10.00	10.00	1.54	12.57
Ending Unit Value	18.25	16.22	10.01	12.48	12.20	2.41	18.39
Number of Units Outstanding	278,436	206,948	194,567	10,778	5,983	749,511	690,919
Net Assets (000's)	5,082	3,357	1,947	135	73	1,811	12,760
2008
Beginning Unit Value	20.71	14.53	12.62			2.81	23.55
Ending Unit Value	14.35	10.71	7.46			1.54	12.57
Number of Units Outstanding	339,965	261,397	148,707			966,487	758,866
Net Assets (000's)	4,877	2,799	1,110			1,498	9,580
2007
Beginning Unit Value	19.32	14.48	11.10			2.63	19.80
Ending Unit Value	20.71	14.53	12.62			2.81	23.55
Number of Units Outstanding	395,998	351,270	230,421			1,574,855	880,656
Net Assets (000's)	8,202	5,105	2,909			4,429	20,797
2006
Beginning Unit Value	16.75	13.18	10.00			2.40	18.99
Ending Unit Value	19.32	14.48	11.10			2.63	19.80
Number of Units Outstanding	491,295	461,672	114,372			1,901,920	881,549
Net Assets (000's)	9,483	6,681	1,269			4,997	17,453
2005
Beginning Unit Value	16.34	12.94				2.37	17.09
Ending Unit Value	16.75	13.18				2.40	18.99
Number of Units Outstanding	671,647	648,673				2,585,222	1,228,712
Net Assets (000's)	11,249	8,552				6,201	23,333
2004
Beginning Unit Value	15.81	11.77				2.28	16.34
Ending Unit Value	16.34	12.94				2.37	17.09
Number of Units Outstanding	910,736	1,180,535				3,999,568	1,500,779
Net Assets (000's)	14,884	15,281				9,469	25,655
2003
Beginning Unit Value	13.01	9.50				1.58	12.19
Ending Unit Value	15.81	11.77				2.28	16.34
Number of Units Outstanding	1,318,309	1,612,798				4,628,543	1,821,665
Net Assets (000's)	20,856	18,989				10,562	29,776
2002
Beginning Unit Value	16.22	9.70				3.01	18.35
Ending Unit Value	13.01	9.50				1.58	12.19
Number of Units Outstanding	1,584,575	1,586,371				3,230,415	2,113,428
Net Assets (000's)	20,623	15,065				5,117	25,771
2001
Beginning Unit Value	17.97	11.51				5.60	20.99
Ending Unit Value	16.22	9.70				3.01	18.35
Number of Units Outstanding	2,191,193	1,802,549				4,253,860	2,859,914
Net Assets (000's)	35,560	17,491				12,785	52,489
2000
Beginning Unit Value	17.28	13.14				10.00	24.84
Ending Unit Value	17.97	11.51				5.60	20.99
Number of Units Outstanding	2,043,703	1,919,249				4,296,975	3,090,861
Net Assets (000's)	36,739	22,081				24,047	64,886

	Alger MidCap Growth	Alliance-Bernstein VPS Growth & Income	Alliance-Bernstein VPS Growth	Alliance-Bernstein VPS International Growth	Alliance-Bernstein VPS International Value	Alliance-Bernstein VPS Small/Mid Cap Value	American Century VP Balanced
Date Sub-Account Commenced Operations	6/13/2003	5/1/2006	5/1/2006	5/2/2005	5/1/2006	5/1/2006	6/13/2003
2009
Beginning Unit Value	8.83	6.84	6.34	9.12	5.49	6.74	11.04
Ending Unit Value	13.29	8.19	8.37	12.63	7.34	9.55	12.64
Number of Units Outstanding	221,160	66,445	60,248	411,967	472,186	172,719	161,074
Net Assets (000's)	2,939	544	504	5,224	3,464	1,650	2,035
2008
Beginning Unit Value	21.40	11.61	11.11	17.99	11.84	10.56	13.97
Ending Unit Value	8.83	6.84	6.34	9.12	5.49	6.74	11.04
Number of Units Outstanding	222,754	84,762	72,249	538,827	569,565	135,303	152,396
Net Assets (000's)	1,968	580	458	4,922	3,129	913	1,682
2007
Beginning Unit Value	16.40	11.14	9.91	15.36	11.28	10.47	13.43
Ending Unit Value	21.40	11.61	11.11	17.99	11.84	10.56	13.97
Number of Units Outstanding	313,927	113,600	80,877	629,566	642,716	113,576	166,561
Net Assets (000's)	6,717	1,319	899	11,324	7,607	1,199	2,327
2006
Beginning Unit Value	15.02	10.00	10.00	12.18	10.00	10.00	12.35
Ending Unit Value	16.40	11.14	9.91	15.36	11.28	10.47	13.43
Number of Units Outstanding	180,152	41,021	61,689	573,308	549,832	47,367	206,522
Net Assets (000's)	2,954	457	612	8,804	6,201	496	2,773
2005
Beginning Unit Value	13.79			10.00			11.87
Ending Unit Value	15.02			12.18			12.35
Number of Units Outstanding	248,806			412,970			223,672
Net Assets (000's)	3,737			5,029			2,763
2004
Beginning Unit Value	12.30						10.91
Ending Unit Value	13.79						11.87
Number of Units Outstanding	269,117						153,302
Net Assets (000's)	3,712						1,820
2003
Beginning Unit Value	10.00						10.00
Ending Unit Value	12.30						10.91
Number of Units Outstanding	194,735						76,175
Net Assets (000's)	2,396						831
2002
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)
2001
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)
2000
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)

	American Century VP International	American Century VP Mid Cap Value	American Century VP Value	Columbia VIT Marsico 21st Century	Columbia VIT Small Cap Value	Delaware VIP Growth Opportunities	Delaware VIP Small Cap Value
Date Sub-Account Commenced Operations	11/1/1996	5/1/2009	6/13/2003	5/1/2009	5/1/2009	5/1/2006	6/13/2003
2009
Beginning Unit Value	13.57	10.00	11.01	10.00	10.00	6.46	12.00
Ending Unit Value	17.99	13.09	13.08	13.30	12.63	9.31	15.68
Number of Units Outstanding	218,454	8,005	323,364	11,859	2,023	56,061	200,465
Net Assets (000's)	4,005	105	4,239	158	26	522	3,144
2008
Beginning Unit Value	24.80		15.16			10.95	17.26
Ending Unit Value	13.57		11.01			6.46	12.00
Number of Units Outstanding	272,686		394,650			13,300	217,191
Net Assets (000's)	3,792		4,352			86	2,606
2007
Beginning Unit Value	21.19		16.12			9.78	18.64
Ending Unit Value	24.80		15.16			10.95	17.26
Number of Units Outstanding	370,098		548,064			24,872	278,630
Net Assets (000's)	9,178		8,314			272	4,808
2006
Beginning Unit Value	17.09		13.70			10.00	16.18
Ending Unit Value	21.19		16.12			9.78	18.64
Number of Units Outstanding	451,911		594,217			2,102	371,418
Net Assets (000's)	9,572		9,578			21	6,923
2005
Beginning Unit Value	15.22		13.16				14.91
Ending Unit Value	17.09		13.70				16.18
Number of Units Outstanding	685,109		606,613				433,971
Net Assets (000's)	11,708		8,311				7,021
2004
Beginning Unit Value	13.35		11.60				12.38
Ending Unit Value	15.22		13.16				14.91
Number of Units Outstanding	604,502		455,097				333,652
Net Assets (000's)	9,199		5,987				4,975
2003
Beginning Unit Value	10.82		10.00				10.00
Ending Unit Value	13.35		11.60				12.38
Number of Units Outstanding	702,872		207,509				271,405
Net Assets (000's)	9,386		2,408				3,360
2002
Beginning Unit Value	13.70
Ending Unit Value	10.82
Number of Units Outstanding	684,511
Net Assets (000's)	7,404
2001
Beginning Unit Value	19.51
Ending Unit Value	13.70
Number of Units Outstanding	756,485
Net Assets (000's)	10,364
2000
Beginning Unit Value	23.66
Ending Unit Value	19.51
Number of Units Outstanding	808,346
Net Assets (000's)	15,773

	Dreyfus IP MidCap Stock	Dreyfus VIF Appreciation	Dreyfus VIF Developing Leaders	Dreyfus VIF Growth & Income	DWS Blue Chip VIP	DWS Capital Growth VIP	DWS Dreman Small Mid Cap Value VIP
Date Sub-Account Commenced Operations	6/13/2003	5/3/1999	6/13/2003	5/3/1999	5/1/2006	5/3/1999	5/1/2006
2009
Beginning Unit Value	9.14	8.32	7.76	7.00	6.74	7.37	7.15
Ending Unit Value	12.28	10.10	9.70	8.93	8.96	9.27	9.19
Number of Units Outstanding	47,501	402,735	4,989	156,925	170,778	257,590	145,818
Net Assets (000's)	583	4,164	48	1,402	1,530	2,410	1,345
2008
Beginning Unit Value	15.46	11.90	12.54	11.84	11.06	11.09	10.83
Ending Unit Value	9.14	8.32	7.76	7.00	6.74	7.37	7.15
Number of Units Outstanding	69,579	501,025	5,811	187,349	102,568	295,187	160,202
Net Assets (000's)	636	4,271	45	1,311	692	2,205	1,151
2007
Beginning Unit Value	15.37	11.21	14.22	11.01	10.78	9.93	10.59
Ending Unit Value	15.46	11.90	12.54	11.84	11.06	11.09	10.83
Number of Units Outstanding	75,449	625,089	11,188	213,391	102,435	228,407	123,867
Net Assets (000's)	1,167	7,591	140	2,527	1,133	2,573	1,341
2006
Beginning Unit Value	14.38	9.70	13.82	9.70	10.00	9.23	10.00
Ending Unit Value	15.37	11.21	14.22	11.01	10.78	9.93	10.59
Number of Units Outstanding	97,405	748,494	15,916	284,156	65,905	252,611	172,640
Net Assets (000's)	1,497	8,388	226	3,129	710	2,509	1,829
2005
Beginning Unit Value	13.29	9.38	13.18	9.46		8.54
Ending Unit Value	14.38	9.70	13.82	9.70		9.23
Number of Units Outstanding	166,558	966,050	31,391	470,061		300,559
Net Assets (000's)	2,396	9,374	434	4,559		2,774
2004
Beginning Unit Value	11.71	9.00	11.94	8.88		7.98
Ending Unit Value	13.29	9.38	13.18	9.46		8.54
Number of Units Outstanding	105,545	1,146,506	53,873	499,256		285,636
Net Assets (000's)	1,402	10,749	710	4,725		2,440
2003
Beginning Unit Value	10.00	7.49	10.00	7.08		6.34
Ending Unit Value	11.71	9.00	11.94	8.88		7.98
Number of Units Outstanding	71,020	1,205,655	32,811	509,435		353,028
Net Assets (000's)	831	10,852	392	4,528		2,817
2002
Beginning Unit Value		9.07		9.56		9.03
Ending Unit Value		7.49		7.08		6.34
Number of Units Outstanding		1,123,321		479,690		320,017
Net Assets (000's)		8,416		3,398		2,029
2001
Beginning Unit Value		10.09		10.24		11.30
Ending Unit Value		9.07		9.56		9.03
Number of Units Outstanding		880,333		778,050		438,902
Net Assets (000's)		7,987		7,440		3,964
2000
Beginning Unit Value		10.24		10.73		12.64
Ending Unit Value		10.09		10.24		11.30
Number of Units Outstanding		474,144		264,684		403,433
Net Assets (000's)		4,784		2,714		4,557

	DWS Growth & Income VIP	DWS Health Care VIP	DWS Large Cap Value VIP	DWS Small Cap Index VIP	DWS Strategic Value VIP	Federated Capital Income II	Federated Clover Value II
Date Sub-Account Commenced Operations	5/3/1999	5/1/2006	5/2/2005	5/3/1999	5/2/2005	5/1/1997	11/1/1996
2009
Beginning Unit Value	6.09	9.14	8.47	11.48	6.62	10.60	12.57
Ending Unit Value	8.11	11.08	10.53	14.40	8.22	13.48	14.30
Number of Units Outstanding	65,396	108,210	98,357	389,455	172,276	50,510	241,802
Net Assets (000's)	535	1,205	1,036	5,626	1,417	681	3,479
2008
Beginning Unit Value	9.96	12.01	13.44	17.57	12.36	13.43	19.15
Ending Unit Value	6.09	9.14	8.47	11.48	6.62	10.60	12.57
Number of Units Outstanding	69,564	103,787	145,702	456,135	269,837	54,977	374,047
Net Assets (000's)	429	949	1,235	5,237	1,786	583	4,729
2007
Beginning Unit Value	9.91	10.70	11.98	18.06	12.70	13.02	21.38
Ending Unit Value	9.96	12.01	13.44	17.57	12.36	13.43	19.15
Number of Units Outstanding	73,752	94,811	63,813	522,916	354,883	60,680	459,059
Net Assets (000's)	735	1,138	857	9,193	4,386	815	8,839
2006
Beginning Unit Value	8.80	10.00	10.47	15.51	10.79	11.35	18.46
Ending Unit Value	9.91	10.70	11.98	18.06	12.70	13.02	21.38
Number of Units Outstanding	102,578	55,203	36,121	655,536	393,335	84,898	594,989
Net Assets (000's)	1,017	591	433	11,839	4,996	1,105	12,721
2005
Beginning Unit Value	8.37		10.00	15.00	10.00	10.77	17.73
Ending Unit Value	8.80		10.47	15.51	10.79	11.35	18.46
Number of Units Outstanding	150,972		21,833	833,460	159,933	131,204	798,024
Net Assets (000's)	1,328		229	12,923	1,725	1,489	14,734
2004
Beginning Unit Value	7.66			12.85		9.88	16.29
Ending Unit Value	8.37			15.00		10.77	17.73
Number of Units Outstanding	196,536			1,084,191		152,278	1,139,114
Net Assets (000's)	1,644			16,261		1,640	20,197
2003
Beginning Unit Value	6.09			8.85		8.26	12.86
Ending Unit Value	7.66			12.85		9.88	16.29
Number of Units Outstanding	273,363			1,223,240		210,670	1,235,169
Net Assets (000's)	2,094			15,713		2,082	20,143
2002
Beginning Unit Value	7.99			11.24		10.95	16.26
Ending Unit Value	6.09			8.85		8.26	12.86
Number of Units Outstanding	244,202			930,019		208,766	1,404,975
Net Assets (000's)	1,488			8,228		1,724	18,098
2001
Beginning Unit Value	9.09			11.10		12.81	17.12
Ending Unit Value	7.99			11.24		10.95	16.26
Number of Units Outstanding	376,108			843,685		238,710	1,491,691
Net Assets (000's)	3,006			9,484		2,615	24,283
2000
Beginning Unit Value	9.36			11.65		14.18	16.87
Ending Unit Value	9.09			11.10		12.81	17.12
Number of Units Outstanding	190,165			464,935		260,840	1,211,956
Net Assets (000's)	1,728			5,162		3,340	20,780

	Federated Fund for U.S. Government Securities II	Franklin Small Cap Value Securities	Janus Aspen Balanced Institutional Shares	Janus Aspen Balanced Service Shares	Janus Aspen Flexible Bond Institutional Shares	Janus Aspen Flexible Bond Service Shares	Janus Aspen Growth & Income Institutional Shares
Date Sub-Account Commenced Operations	11/1/1996	5/1/2006	6/13/2003	7/10/2007	5/3/1999	7/10/2007	6/13/2003
2009
Beginning Unit Value	16.88	6.55	12.35	8.67	15.56	10.92	9.42
Ending Unit Value	17.61	8.39	15.41	10.80	17.47	12.23	13.01
Number of Units Outstanding	1,553,587	94,180	166,691	436,380	835,886	521,951	105,824
Net Assets (000's)	27,428	790	2,569	4,713	14,655	6,391	1,382
2008
Beginning Unit Value	16.33	9.86	14.80	10.42	14.81	10.42	16.16
Ending Unit Value	16.88	6.55	12.35	8.67	15.56	10.92	9.42
Number of Units Outstanding	1,771,510	54,178	226,037	317,546	997,069	310,926	134,654
Net Assets (000's)	29,978	355	2,791	2,754	15,582	3,395	1,274
2007
Beginning Unit Value	15.49	10.19	13.50	10.00	13.95	10.00	14.98
Ending Unit Value	16.33	9.86	14.80	10.42	14.81	10.42	16.16
Number of Units Outstanding	1,880,992	52,226	289,887	139,803	1,238,890	244,864	192,696
Net Assets (000's)	30,802	515	4,289	1,457	18,413	2,551	3,113
2006
Beginning Unit Value	15.01	10.00	12.30		13.50		13.98
Ending Unit Value	15.49	10.19	13.50		13.95		14.98
Number of Units Outstanding	2,126,743	46,636	330,379		1,492,279		317,368
Net Assets (000's)	32,952	475	4,460		20,817		4,755
2005
Beginning Unit Value	14.83		11.49		13.35		12.55
Ending Unit Value	15.01		12.30		13.50		13.98
Number of Units Outstanding	2,552,069		230,243		1,759,803		260,460
Net Assets (000's)	38,297		2,831		23,756		3,642
2004
Beginning Unit Value	14.44		10.68		12.95		11.31
Ending Unit Value	14.83		11.49		13.35		12.55
Number of Units Outstanding	3,072,649		141,112		2,186,335		75,307
Net Assets (000's)	45,578		1,621		29,181		945
2003
Beginning Unit Value	14.23		10.00		12.27		10.00
Ending Unit Value	14.44		10.68		12.95		11.31
Number of Units Outstanding	3,813,779		50,999		2,699,036		56,553
Net Assets (000's)	55,067		545		34,946		640
2002
Beginning Unit Value	13.16				11.20
Ending Unit Value	14.23				12.27
Number of Units Outstanding	5,341,399				3,619,361
Net Assets (000's)	75,984				44,421
2001
Beginning Unit Value	12.40				10.49
Ending Unit Value	13.16				11.20
Number of Units Outstanding	4,482,043				2,866,207
Net Assets (000's)	58,968				32,113
2000
Beginning Unit Value	11.27				9.95
Ending Unit Value	12.40				10.49
Number of Units Outstanding	3,179,462				1,624,948
Net Assets (000's)	39,417				17,043

	Janus Series Growth & Income Service Shares	Janus Aspen Janus	Janus Aspen Overseas Institutional Shares	Janus Aspen Overseas Service Shares	Janus Aspen Worldwide	Lazard Retirement Emerging Markets Equity Series	LVIP Baron Growth Opportunities
Date Sub-Account Commenced Operations	7/10/2007	11/1/1996	5/3/1999	7/10/2007	11/1/1996	5/1/2009	5/3/1999
2009
Beginning Unit Value	5.95	11.65	14.54	5.64	11.71	10.00	12.16
Ending Unit Value	8.18	15.75	25.88	10.01	15.99	14.64	16.68
Number of Units Outstanding	214,017	496,702	586,322	660,123	522,431	149,215	460,553
Net Assets (000's)	1,752	7,849	15,202	6,609	8,403	2,188	7,717
2008
Beginning Unit Value	10.21	19.49	30.62	11.90	21.34		20.15
Ending Unit Value	5.95	11.65	14.54	5.64	11.71		12.16
Number of Units Outstanding	85,339	580,836	699,129	343,365	599,096		554,994
Net Assets (000's)	507	6,790	10,186	1,935	7,070		6,785
2007
Beginning Unit Value	10.00	17.08	24.06	10.00	19.63		19.65
Ending Unit Value	10.21	19.49	30.62	11.90	21.34		20.15
Number of Units Outstanding	109,725	663,980	941,230	490,829	677,485		678,775
Net Assets (000's)	1,121	12,976	28,860	5,841	14,544		13,749
2006
Beginning Unit Value		15.46	16.51		16.75		17.16
Ending Unit Value		17.08	24.06		19.63		19.65
Number of Units Outstanding		813,133	1,180,543		795,482		938,572
Net Assets (000's)		13,884	28,409		15,616		18,447
2005
Beginning Unit Value		14.95	12.58		15.96		16.74
Ending Unit Value		15.46	16.51		16.75		17.16
Number of Units Outstanding		1,079,726	1,284,382		1,065,418		1,294,788
Net Assets (000's)		16,694	21,202		17,845		22,217
2004
Beginning Unit Value		14.43	10.67		15.36		13.44
Ending Unit Value		14.95	12.58		15.96		16.74
Number of Units Outstanding		1,359,375	940,175		1,498,862		1,652,140
Net Assets (000's)		20,326	11,831		23,916		27,659
2003
Beginning Unit Value		11.05	7.98		12.49		10.42
Ending Unit Value		14.43	10.67		15.36		13.44
Number of Units Outstanding		1,841,786	1,180,411		1,959,271		1,704,855
Net Assets (000's)		26,576	12,597		30,092		22,911
2002
Beginning Unit Value		15.16	10.81		16.91		12.25
Ending Unit Value		11.05	7.98		12.49		10.42
Number of Units Outstanding		2,411,606	1,715,998		2,821,900		1,568,750
Net Assets (000's)		26,640	13,686		35,252		16,353
2001
Beginning Unit Value		20.32	14.20		21.99		11.00
Ending Unit Value		15.16	10.81		16.91		12.25
Number of Units Outstanding		3,590,948	2,109,314		3,763,889		1,057,192
Net Assets (000's)		54,439	22,800		63,654		12,954
2000
Beginning Unit Value		23.98	17.04		26.30		11.40
Ending Unit Value		20.32	14.20		21.99		11.00
Number of Units Outstanding		4,289,162	2,082,710		4,803,181		655,329
Net Assets (000's)		87,143	29,582		105,639		7,209

	MFS International Value	MFS Utilities	Neuberger Berman AMT Regency	NVIT MidCap Index	Oppenheimer Global Securities VA	PIMCO VIT High Yield	PIMCO VIT Low Duration
Date Sub-Account Commenced Operations	5/1/2009	5/1/2008	5/1/2006	6/13/2003	6/13/2003	6/13/2003	6/13/2003
2009
Beginning Unit Value	10.00	6.31	5.59	11.15	12.64	10.23	10.91
Ending Unit Value	13.11	8.32	8.10	15.09	17.52	14.22	12.26
Number of Units Outstanding	27,855	296,633	8,999	132,812	513,909	576,976	1,272,335
Net Assets (000's)	365	2,468	73	2,017	9,061	8,222	15,741
2008
Beginning Unit Value		10.00	10.43	17.74	21.31	13.48	11.05
Ending Unit Value		6.31	5.59	11.15	12.64	10.23	10.91
Number of Units Outstanding		30,815	33,798	159,719	596,411	349,100	1,185,530
Net Assets (000's)		195	189	1,780	7,598	3,576	13,061
2007
Beginning Unit Value			10.21	16.66	20.22	13.13	10.38
Ending Unit Value			10.43	17.74	21.31	13.48	11.05
Number of Units Outstanding			22,743	199,822	749,591	451,295	1,427,719
Net Assets (000's)			237	3,544	16,096	6,084	15,891
2006
Beginning Unit Value			10.00	15.31	17.33	12.15	10.07
Ending Unit Value			10.21	16.66	20.22	13.13	10.38
Number of Units Outstanding			14,983	274,219	861,712	640,350	1,573,871
Net Assets (000's)			153	4,569	17,423	8,410	16,335
2005
Beginning Unit Value				13.80	15.29	11.77	10.05
Ending Unit Value				15.31	17.33	12.15	10.07
Number of Units Outstanding				321,995	964,276	478,371	1,805,174
Net Assets (000's)				4,930	16,707	5,811	18,177
2004
Beginning Unit Value				12.05	12.94	10.83	9.96
Ending Unit Value				13.80	15.29	11.77	10.05
Number of Units Outstanding				206,161	734,406	494,089	1,705,181
Net Assets (000's)				2,845	11,226	5,814	17,144
2003
Beginning Unit Value				10.00	10.00	10.00	10.00
Ending Unit Value				12.05	12.94	10.83	9.96
Number of Units Outstanding				89,494	465,732	371,489	1,377,547
Net Assets (000's)				1,082	6,025	4,025	13,714
2002
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)
2001
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)
2000
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)

	PIMCO VIT Total Return	Pioneer Fund VCT	Pioneer Growth Opportunities VCT	Pioneer Mid Cap Value VCT	Prudential Series Fund Equity	Royce Capital Fund Small-Cap	Schwab MarketTrack Growth
Date Sub-Account Commenced Operations	5/2/2005	5/1/1997	5/3/1999	5/1/2006	5/3/1999	5/1/2009	11/1/1996
2009
Beginning Unit Value	11.61	10.12	9.02	7.29	7.70	10.00	14.52
Ending Unit Value	13.13	12.56	12.93	9.05	10.51	13.10	17.85
Number of Units Outstanding	2,208,858	190,005	309,539	67,835	31,743	24,258	491,270
Net Assets (000's)	29,048	2,386	4,009	614	333	318	8,790
2008
Beginning Unit Value	11.17	15.52	14.10	11.10	12.61		21.32
Ending Unit Value	11.61	10.12	9.02	7.29	7.70		14.52
Number of Units Outstanding	1,691,403	234,248	298,721	34,373	40,014		561,917
Net Assets (000's)	19,691	2,370	2,701	251	308		8,156
2007
Beginning Unit Value	10.36	14.91	14.79	10.63	11.68		20.36
Ending Unit Value	11.17	15.52	14.10	11.10	12.61		21.32
Number of Units Outstanding	1,373,045	280,297	351,884	24,191	87,717		674,092
Net Assets (000's)	15,341	4,351	4,972	269	1,106		14,375
2006
Beginning Unit Value	10.06	12.89	14.13	10.00	10.50		17.85
Ending Unit Value	10.36	14.91	14.79	10.63	11.68		20.36
Number of Units Outstanding	1,068,975	339,662	482,332	1,936	92,861		768,094
Net Assets (000's)	11,075	5,065	7,146	21	1,084		15,638
2005
Beginning Unit Value	10.00	12.25	13.35		9.54		17.02
Ending Unit Value	10.06	12.89	14.13		10.50		17.85
Number of Units Outstanding	511,482	328,504	720,993		148,552		815,592
Net Assets (000's)	5,148	4,236	10,198		1,560		14,558
2004
Beginning Unit Value		11.47	11.01		8.79		15.38
Ending Unit Value		12.25	13.35		9.54		17.02
Number of Units Outstanding		383,444	866,022		92,693		851,014
Net Assets (000's)		4,696	11,577		884		14,485
2003
Beginning Unit Value		9.27	7.77		6.76		12.22
Ending Unit Value		11.47	11.01		8.79		15.38
Number of Units Outstanding		467,227	899,779		92,393		897,279
Net Assets (000's)		5,359	9,907		812		13,807
2002
Beginning Unit Value		12.62	12.57		8.81		14.57
Ending Unit Value		9.27	7.77		6.76		12.22
Number of Units Outstanding		530,496	795,324		57,585		881,998
Net Assets (000's)		4,918	6,178		389		10,778
2001
Beginning Unit Value		14.05	10.64		10.05		16.05
Ending Unit Value		12.62	12.57		8.81		14.57
Number of Units Outstanding		859,655	1,066,369		119,514		896,576
Net Assets (000's)		10,848	13,404		1,053		13,067
2000
Beginning Unit Value		15.88	11.44		9.85		17.01
Ending Unit Value		14.05	10.64		10.05		16.05
Number of Units Outstanding		940,488	576,155		159,971		818,621
Net Assets (000's)		13,212	6,131		1,607		13,138

	Schwab Money Market	Schwab S&P 500 Index	Seligman Communications & Information	Sentinel Variable Products Bond	Sentinel Variable Products Common Stock	Sentinel Variable Products Small Company	Third Avenue Value
Date Sub-Account Commenced Operations	11/1/1996	11/1/1996	5/1/2008	5/1/2009	5/1/2009	5/1/2009	5/1/2006
2009
Beginning Unit Value	13.68	13.75	6.71	10.00	10.00	10.00	5.44
Ending Unit Value	13.58	17.20	10.61	10.58	12.62	12.62	7.84
Number of Units Outstanding	3,520,891	2,900,190	148,913	7,268	5,638	2,260	222,223
Net Assets (000's)	47,858	50,105	1,580	77	71	29	1,741
2008
Beginning Unit Value	13.51	21.86	10.00				9.73
Ending Unit Value	13.68	13.75	6.71				5.44
Number of Units Outstanding	5,003,035	3,333,901	31,284				282,964
Net Assets (000's)	68,637	46,082	210				1,539
2007
Beginning Unit Value	13.01	20.92					10.31
Ending Unit Value	13.51	21.86					9.73
Number of Units Outstanding	4,866,328	3,628,132					362,784
Net Assets (000's)	65,967	79,551					3,531
2006
Beginning Unit Value	12.55	18.26					10.00
Ending Unit Value	13.01	20.92					10.31
Number of Units Outstanding	4,679,657	4,214,715					301,045
Net Assets (000's)	60,970	88,285					3,104
2005
Beginning Unit Value	12.31	17.58
Ending Unit Value	12.55	18.26
Number of Units Outstanding	4,715,418	5,037,740
Net Assets (000's)	59,235	92,063
2004
Beginning Unit Value	12.31	16.04
Ending Unit Value	12.31	17.58
Number of Units Outstanding	4,934,291	5,807,198
Net Assets (000's)	60,763	102,165
2003
Beginning Unit Value	12.32	12.62
Ending Unit Value	12.31	16.04
Number of Units Outstanding	6,586,308	6,460,145
Net Assets (000's)	81,092	103,661
2002
Beginning Unit Value	12.26	16.40
Ending Unit Value	12.32	12.62
Number of Units Outstanding	11,154,891	6,117,652
Net Assets (000's)	137,495	77,178
2001
Beginning Unit Value	11.93	18.83
Ending Unit Value	12.26	16.40
Number of Units Outstanding	13,479,708	6,729,128
Net Assets (000's)	165,358	110,371
2000
Beginning Unit Value	11.35	20.95
Ending Unit Value	11.93	18.83
Number of Units Outstanding	12,387,477	5,933,342
Net Assets (000's)	147,767	111,752

	Touchstone Mid Cap Growth	Universal Institutional U.S. Real Estate*	Van Eck Insurance Trust Worldwide Bond	Van Kampen LIT Comstock	Van Kampen LIT Growth & Income	Wells Fargo Advantage VT Small/Mid Cap Value	Wells Fargo Advantage VT Opportunity
Date Sub-Account Commenced Operations	5/1/2009	9/17/1997	5/1/2009	5/2/2005	5/2/2005	5/3/1999	5/1/2006
2009
Beginning Unit Value	10.00	17.88	10.00	7.58	8.72	8.29	6.54
Ending Unit Value	13.13	22.76	10.89	9.68	10.75	13.16	9.58
Number of Units Outstanding	3,870	307,560	46,575	76,747	190,374	222,781	118,303
Net Assets (000's)	51	7,002	507	743	2,052	2,963	1,142
2008
Beginning Unit Value		29.04		11.88	12.94	15.07	11.01
Ending Unit Value		17.88		7.58	8.72	8.29	6.54
Number of Units Outstanding		338,995		56,279	185,348	283,390	90,640
Net Assets (000's)		6,068		427	1,621	2,378	593
2007
Beginning Unit Value		35.32		12.23	12.70	15.30	10.41
Ending Unit Value		29.04		11.88	12.94	15.07	11.01
Number of Units Outstanding		401,003		75,106	190,221	362,468	53,096
Net Assets (000's)		11,659		892	2,462	5,544	584
2006
Beginning Unit Value		25.80		10.61	11.02	13.34	10.00
Ending Unit Value		35.32		12.23	12.70	15.30	10.41
Number of Units Outstanding		670,443		92,190	170,507	487,390	44,787
Net Assets (000's)		23,695		1,128	2,165	7,450	466
2005
Beginning Unit Value		22.23		10.00	10.00	11.55
Ending Unit Value		25.80		10.61	11.02	13.34
Number of Units Outstanding		708,617		70,737	79,968	642,411
Net Assets (000's)		18,297		751	881	8,569
2004
Beginning Unit Value		16.44				9.97
Ending Unit Value		22.24				11.55
Number of Units Outstanding		971,354				960,428
Net Assets (000's)		21,606				11,090
2003
Beginning Unit Value		12.06				7.27
Ending Unit Value		16.44				9.97
Number of Units Outstanding		1,117,565				1,209,130
Net Assets (000's)		18,379				12,086
2002
Beginning Unit Value		12.26				9.54
Ending Unit Value		12.06				7.27
Number of Units Outstanding		1,059,611				1,361,907
Net Assets (000's)		12,782				9,923
2001
Beginning Unit Value		11.25				9.24
Ending Unit Value		12.26				9.54
Number of Units Outstanding		830,637				1,463,902
Net Assets (000's)		10,186				13,995
2000
Beginning Unit Value		8.86				8.64
Ending Unit Value		11.25				9.24
Number of Units Outstanding		786,877				553,906
Net Assets (000's)		8,860				5,146

*On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this underlying Portfolio.  The data shown above reflects financial information for the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio until September 22, 2000, and for the Morgan Stanley Universal Institutional Funds U.S. Real Estate Portfolio after that date.

Appendix B—Market Value Adjustments
The amount available for a full surrender, partial withdrawal, or Transfer equals the amount requested plus or minus the Market Value Adjustment (MVA). The MVA is calculated by multiplying the amount requested by the Market Value Adjustment Factor (MVAF).

The MVA formula
The MVA is determined using the following formula:

MVA = (amount applied) x (Market Value Adjustment Factor)
The MVAF is:

{[(1 + i)/(1 + j +.10%)] N/12} – 1

Where:
•
i is the U.S. Treasury Strip ask side yield as published by Bloomberg Professional® on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period.

•
j is the U.S. Treasury Strip ask side yield as published by Bloomberg Professional® on the last business day of the week prior to the week the Guarantee Period is broken. The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years.

•	N is the number of complete months remaining until maturity.

The MVA will equal 0 if:
•	i and j differ by less than .10%
•	N is less than 6

•	The MVAF is less than 0

Examples
Following are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.

Example 1—Increasing Interest Rates

Deposit	$25,000 on November 1, 2000
Maturity date	December 31, 2009
Interest Guarantee Period	10 years
I	Assumed to be 6.15%
Surrender date	July 1, 2004
J	7.00%
Amount surrendered	$10,000
N	65

MVAF     = {[(1 + i)/(1 + j + .10%)]N/12 } - 1
     = {[1.0615/1.071]65/12 } - 1
     = .952885 - 1
     = -.047115

However, if the MVAF formula result is < 0, there will be no market value adjustment to the amount of the distribution.

MVA     = (amount transferred or surrendered) x MVAF
     = $10,000 x 0
     = 0

Surrender Value = (amount transferred or surrendered + MVA)
     = ($10,000 + 0)
     = $10,000

Example 2—Decreasing Interest Rates

Deposit	$25,000 on November 1, 2000
Maturity date	December 31, 2009
Interest Guarantee Period	10 years
I	Assumed to be 6.15%
Surrender date	July 1, 2004
j	5.00%
Amount surrendered	$10,000
N	65

MVAF     = {[(1 + i)/(1 + j + .10%)]N/12 } - 1
     = {[1.0615/1.051]65/12 } - 1
     = .055323

MVA     = (amount transferred or surrendered) x MVAF
     = $10,000 x .0055323
     = $553.23

Surrender Value = (amount transferred or surrendered + MVA)
     = ($10,000 + $553.23)
     = $10,553.23

Example 3—Flat Interest Rates (i and j are within .10% of each other)

Deposit	$25,000 on November 1, 2000
Maturity date	December 31, 2009
Interest Guarantee Period	10 years
i	Assumed to be 6.15%
Surrender date	July 1, 2004
J	6.24%
Amount surrendered	$10,000
N	65

MVAF     = {[(1 + i)/(1 + j + .10%)]N/12 } - 1
     = {[1.0615/1.0634]65/12 } - 1
     = .99036 - 1
     = -.00964
However, [i-j] <.10%, so MVAF = 0

MVA     = (amount transferred or surrendered) x MVAF
     = $10,000 x 0
     = $0

Surrender Value = (amount transferred or surrendered + MVA)
     = ($10,000 + $0)
     = $10,000

Example 4—N equals less than six months to maturity

Deposit	$25,000 on November 1, 2000
Maturity date	December 31, 2009
Interest Guarantee Period	10 years
i	assumed to be 6.15%
Surrender date	July 1, 2009
j	7.00%
Amount surrendered	$10,000
N	5

MVAF     = {[(1 + i)/(1 + j + .10%)]N/12 } - 1
     = {[1.0615/1.071]5/12 } - 1
     = .99629 - 1
     = -.00371
However, N<6, so MVAF = 0

MVA     = (amount transferred or surrendered) x MVAF
     = $10,000 x 0
     = $0

Surrender Value = (amount transferred or surrendered + MVA)
     = ($10,000 + $0)
     = $10,000

Appendix C—Net Investment Factor
The net investment factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:
1)	the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus
3)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the mortality and expense risk charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB SELECT ANNUITY®

Flexible Premium Deferred

Combination Variable and Fixed Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111
Telephone:  (800) 468-8661 (Outside Colorado)
(800) 547-4957 (Colorado)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated April 30 , 20 10 , which is available without charge by contacting the Annuity Service Center, P.O. Box 173920 Denver, Colorado 80217-3920 or at 1-800-838-0650.

April 30 , 20 10

TABLE OF CONTENTS

Page

GENERAL INFORMATION
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT
CALCULATION OF ANNUITY PAYMENTS
-Fixed Annuity Options
-Variable Annuity Options
POSTPONEMENT OF PAYMENTS
SERVICES
- Safekeeping of Series Account Assets
- Independent Registered Public Accounting Firm
- Principal Underwriter
WITHHOLDING
FINANCIAL STATEMENTS

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you.  Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (the "Company" or “GWL&A”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York.   GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company.  GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-1 Series Account (the “ Series Account ”) are the exclusive property of the Company.  Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission (the “SEC”). The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

Best's Insurance Reports has assigned the Company to its highest of ten categories for financial strength and operating performance at A+, “Superior.”  Fitch, Inc. has assigned the Company its second highest rating of eight categories to AA+, “Very Strong.”  Standard & Poor's Corporation has assigned the Company to its second highest of nine categories with an AA, “Very Strong.”  Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa3 (Excellent) which is its second highest category of nine categories.

CALCULATION OF ANNUITY PAYMENTS

A.	Fixed Annuity Options

The amount of each annuity payment under a fixed annuity option is fixed and guaranteed by the Company. On the Payout Commencement Date, the Annuity Account Value held in the Guarantee Period Fund, with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payments will not vary during the entire period of annuity payments and are determined according to the provisions of the annuity option selected.

B.           Variable Annuity Options

To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date.  The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payment by the Annuity Unit Value on the fifth Valuation Date preceding the date the first payout is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the Annuity Payout Period.

The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date.  It will be determined by applying the appropriate rate to the amount applied under the payment option.  Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payout is due.  The total amount of each Variable Annuity Payment will be the sum of the variable annuity payments for each Sub-Account.

POSTPONEMENT OF PAYMENTS

With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by Great-West Annuity Service Center.  However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the SEC, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the SEC may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by GWL&A.  The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying Portfolios.  Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of GWL&A.

B.           Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as GWL&A’s and the Series Account’s independent registered public accounting firm. Deloitte & Touche LLP examines financial statements for GWL&A and each of the investment divisions of the Series Account and provides other audit, tax, and related services.

The financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries and includes an explanatory paragraph referring to the change in accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

C.           Principal Underwriter

The Company has discontinued the offering of the Contract. Prior to April 30, 2007, the offering of the Contracts was made on a continuous basis by GWFS Equities, Inc. ("GWFS"), an affiliate of GWL&A.  GWFS is a Delaware corporation and is a member of the Financial Industry Regulatory Authority (“FINRA”).  The Contract generally was issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS or any previous principal underwriter for the Contracts was zero for the last three fiscal years.

D.	Administrative Services

Certain administrative services are provided by GWFS to assist GWL&A in processing the Contracts.  These services are described in written agreements between GWFS and GWL&A.  The total compensation paid to GWFS in connection with these services was zero for the last three fiscal years.

WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld.  The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan.  Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

FINANCIAL STATEMENTS

The consolidated financial statements of GWL&A should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account.  The variable interest of Owners under the Contracts is affected solely by the investment results of the investment division of the Series Account.  The financial statements of the Series Account are also included herein.

Great-West Life & Annuity
Insurance Company
(a wholly-owned subsidiary of
GWL&A Financial Inc.)
Consolidated Balance Sheets as of December 31, 2009 and 2008 and Related Consolidated Statements of Income, Statements of Stockholder’s Equity and Statements of Cash Flows for Each of the Three Years in the Period Ended December 31, 2009 and Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Great-West Life & Annuity Insurance Company
Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2009 and 2008, and the related consolidated statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2009.  Our audits also included the financial statement schedule listed in the Index at Item 15.  These consolidated financial statements and financial statement schedule are the responsibility of the Company’s management.  Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

As discussed in Note 2, the Company changed its accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 19, 2010

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2009 and 2008
(In Thousands, Except Share Amounts)

	December 31,
	2009	2008
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $14,117,799 and $13,394,675)	$13,917,813	$11,973,536
Fixed maturities, held for trading, at fair value (amortized cost $135,425 and $39,803)	140,174	38,834
Mortgage loans on real estate (net of allowances of $14,854 and $8,834)	1,554,132	1,380,101
Equity investments, available-for-sale, at fair value (cost $18,860 and $16,330)	25,679	17,790
Policy loans	3,971,833	3,979,094
Short-term investments, available-for-sale (cost approximates fair value)	488,480	366,370
Limited partnership and limited liability corporation interests	253,605	293,956
Other investments	24,312	31,992
Total investments	20,376,028	18,081,673

Other assets:
Cash	170,978	28,352
Reinsurance receivable	573,963	546,491
Deferred acquisition costs and value of business acquired	481,044	714,031
Investment income due and accrued	225,449	145,775
Premiums in course of collection	9,015	8,309
Deferred income taxes	125,878	577,799
Collateral under securities lending agreements	38,296	43,205
Due from parent and affiliates	196,697	41,793
Goodwill	105,255	105,255
Other intangible assets	29,632	33,824
Other assets	491,471	603,091
Assets of discontinued operations	87,719	124,089
Separate account assets	18,886,901	15,121,943
Total assets	$41,798,326	$36,175,630

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2009 and 2008
(In Thousands, Except Share Amounts)

	December 31,
	2009	2008
Liabilities and stockholder's equity
Policy benefit liabilities:
Future policy benefits	$18,972,560	$18,105,648
Policy and contract claims	286,176	290,288
Policyholders' funds	358,795	320,320
Provision for policyholders' dividends	69,494	70,700
Undistributed earnings on participating business	3,580	1,614
Total policy benefit liabilities	19,690,605	18,788,570

General liabilities:
Due to parent and affiliates	537,563	533,870
Repurchase agreements	491,338	202,079
Commercial paper	97,613	97,167
Payable under securities lending agreements	38,296	43,205
Other liabilities	618,508	655,576
Liabilities of discontinued operations	87,719	124,089
Separate account liabilities	18,886,901	15,121,943
Total liabilities	40,448,543	35,566,499

Commitments and contingencies (Note 20)

Stockholder's equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	-	-
Common stock, $1 par value, 50,000,000 shares authorized; 7,032,000 shares issued and outstanding	7,032	7,032
Additional paid-in capital	761,330	756,912
Accumulated other comprehensive income (loss)	(132,721)	(762,673)
Retained earnings	714,142	607,860
Total stockholder's equity	1,349,783	609,131
Total liabilities and stockholder's equity	$41,798,326	$36,175,630

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Income
Years Ended December 31, 2009, 2008 and 2007
(In Thousands)

	Year Ended December 31,
	2009	2008	2007
Revenues:
Premium income, net of premiums ceded of $48,761, $37,176 and $1,432,360	$560,252	$525,137	$(857,267)
Fee income	386,201	429,221	463,265
Net investment income	1,149,084	1,078,469	1,139,541
Realized investment gains (losses), net:
Total other-than-temporary losses recognized	(112,764)	(91,398)	(34,874)
Less: Non-credit portion of other-than-temporary losses transferred to and recognized in other comprehensive income	13,422	-	-
Net other-than-temporary losses recognized in earnings	(99,342)	(91,398)	(34,874)
Other realized investment gains, net	31,802	69,702	32,846
Total realized investment gains (losses), net	(67,540)	(21,696)	(2,028)
Total revenues	2,027,997	2,011,131	743,511
Benefits and expenses:
Life and other policy benefits, net of reinsurance recoveries of $47,077, $42,380and $39,640	590,456	605,111	624,381
Increase (decrease) in future policy benefits	109,728	(38,354)	(1,460,523)
Interest paid or credited to contractholders	552,620	515,428	497,438
Provision (benefit) for policyholders' share of earnings on participating business (Note 4)	1,245	(206,415)	20,296
Dividends to policyholders	72,755	71,818	93,544
Total benefits	1,326,804	947,588	(224,864)
General insurance expenses	429,143	429,695	432,426
Amortization of deferred acquisition costs and value of business acquired	65,998	52,699	135,570
Interest expense	37,508	39,804	41,713
Total benefits and expenses, net	1,859,453	1,469,786	384,845
Income from continuing operations before income taxes	168,544	541,345	358,666
Income tax expense	46,108	95,838	118,791
Income from continuing operations	122,436	445,507	239,875
Income from discontinued operations, net of income taxes of $ - , $388,836and $85,707	-	652,788	178,853
Net income	$122,436	$1,098,295	$418,728

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2009, 2008 and 2007
(In Thousands)

			Accumulated Other
			Comprehensive Income (Loss)
	Common	Additional Paid-in	Unrealized Gains (Losses)	Employee Benefit Plan	Retained
	Stock	Capital	on Securities	Adjustments	Earnings	Total
Balances, January 1, 2007	$7,032	$737,857	$(15,708)	$(30,829)	$1,474,517	$2,172,869
Net income					418,728	418,728
Other comprehensive income (loss), net of income taxes:
Net change in unrealized gains			9,903			9,903
Employee benefit plan adjustment				34,998		34,998
Total comprehensive income						463,629
Impact of adopting ASC section 815-15-25 "Derivatives and Hedging - Embedded Derivatives - Recognition" to derivative instruments			118		(3)	115
Impact of adopting ASC section 740-10-25 "Income
Taxes - Overall - Recognition" to accounting for income tax uncertainties					(6,195)	(6,195)
Dividends					(604,983)	(604,983)
Capital contribution - stock-based compensation		3,816				3,816
Income tax benefit on stock-based compensation		5,860				5,860
Balances, December 31, 2007	7,032	747,533	(5,687)	4,169	1,282,064	2,035,111
Net income					1,098,295	1,098,295
Other comprehensive income (loss), net of income taxes:
Net change in unrealized gains (losses)			(685,907)			(685,907)
Employee benefit plan adjustment				(75,248)		(75,248)
Total comprehensive income						337,140
Impact of adopting ASC section 715-20-65 "Defined
Benefit Plans" measurement date provisions					(206)	(206)
Dividends					(1,772,293)	(1,772,293)
Capital contribution - stock-based compensation		5,123				5,123
Income tax benefit on stock-based compensation		4,256				4,256
Balances, December 31, 2008	7,032	756,912	(691,594)	(71,079)	607,860	609,131
Net income					122,436	122,436
Other comprehensive income (loss), net of income taxes:
Non-credit component of impaired losses on fixed maturities available-for-sale			(4,367)			(4,367)
Net change in unrealized gains (losses)			614,379			614,379
Employee benefit plan adjustment				28,468		28,468
Total comprehensive income						760,916
Impact of adopting ASC section 320-10-65 "Investments -
Debt and Equity Securities" on available-for-sale securities, net of tax			(8,528)		8,528	-
Dividends					(24,682)	(24,682)
Capital contribution - stock-based compensation		2,181				2,181
Income tax benefit on stock-based compensation		2,237				2,237
Balances, December 31, 2009	$7,032	$761,330	$(90,110)	$(42,611)	$714,142	$1,349,783

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2009, 2008 and 2007
(In Thousands)

	Year Ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income	$122,436	$1,098,295	$418,728
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Earnings allocated to participating policyholders	1,245	(206,415)	20,296
Amortization of premiums / (accretion) of discounts on investments, net	(59,048)	(55,161)	(58,067)
Net realized (gains) losses on investments	67,540	24,205	(2,155)
Net purchases of trading securities	(97,474)	(18,869)	(20,825)
Interest credited to contractholders	546,429	510,996	493,049
Depreciation and amortization	83,951	75,220	176,560
Deferral of acquisition costs	(80,977)	(65,108)	(73,062)
Deferred income taxes	125,525	5,525	(5,239)
Income from discontinued operations	-	(681,528)	-
Changes in assets and liabilities:
Policy benefit liabilities	59,227	(325,306)	(407,250)
Reinsurance receivable	8,898	(158,532)	(106,382)
Accrued interest and other receivables	(80,380)	(8,388)	26,695
Other, net	(86,254)	138,089	46,513
Net cash provided by operating activities	611,118	333,023	508,861

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities available-for-sale	3,625,569	4,056,869	4,052,791
Mortgage loans on real estate	96,258	112,760	159,959
Equity investments and other limited partnership interests	52,144	46,860	51,596
Purchases of investments:
Fixed maturities available-for-sale	(4,026,580)	(3,742,716)	(4,015,650)
Mortgage loans on real estate	(282,252)	(297,715)	(228,746)
Equity investments and other limited partnership interests	(14,316)	(13,421)	(35,372)
Acquisitions, net of cash acquired	-	-	(15,208)
Net change in short-term investments	(400,781)	81,143	1,132,840
Net change in repurchase agreements	289,259	63,542	(625,242)
Other, net	101,734	(98,662)	(36,643)
Proceeds from the disposition of Healthcare segment, net of cash disposed, direct expenses and income taxes	-	846,759	-
Net cash provided by (used in) investing activities	(558,965)	1,055,419	440,325

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2009, 2008 and 2007
(In Thousands)

	Year Ended December 31,
	2009	2008	2007
Cash flows from financing activities:
Contract deposits	$1,921,471	$1,921,238	$1,228,154
Contract withdrawals	(1,660,454)	(1,465,420)	(1,491,994)
Change in due to parent and affiliates	(168,402)	(6,389)	(31,483)
Dividends paid	(24,682)	(1,772,293)	(604,983)
Net commercial paper borrowings	446	1,500	647
Change in bank overdrafts	19,857	(108,418)	(23,523)
Income tax benefit of stock option exercises	2,237	4,256	5,860
Net cash used in financing activities	90,473	(1,425,526)	(917,322)

Net increase (decrease) in cash	142,626	(37,084)	31,864
Cash, continuing and discontinued operations, beginning of year	28,352	65,436	33,572
Cash, continuing and discontinued operations, end of year	170,978	28,352	65,436
Less cash, discontinued operations, end of year	-	-	(10,622)
Cash, end of year	$170,978	$28,352	$54,814

Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for:
Income taxes	$(44,878)	$390,897	$121,847
Income tax payments withheld and remitted to taxing authorities	55,055	56,637	53,264
Interest	37,508	39,804	41,713

Non-cash investing and financing transactions during the years:
Share-based compensation expense	$2,181	$5,123	$3,816
Return of invested reinsurnace assets to The Canada Life Assurance Company (See Note 5)	-	-	1,608,909
Fair value of assets acquired in settlement of fixed maturity investments	-	6,388	-

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

1. Organization, Basis of Presentation and Significant Accounting Policies

Organization - Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998.  GWL&A Financial is a wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”).  The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States.  The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Significant estimates are required to account for valuation of investments and other-than-temporary impairments, recognition of income on certain investments, valuation and accounting for derivative instruments, goodwill, deferred acquisition costs and value of business acquired, policy and contract benefits and claims, employee benefits plans and taxes on income.  Actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company and its subsidiaries.  Intercompany transactions and balances have been eliminated in consolidation.

Significant Accounting Policies

Investments - Investments are reported as follows:

1.
The Company classifies the majority of its fixed maturity and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income (loss) in the stockholder’s equity section of the consolidated balance sheets. Net unrealized gains and losses related to participating contract policies that cannot be distributed are recorded as undistributed earnings on participating business in the Company’s consolidated balance sheets.  The Company recognizes the acquisition of its fixed maturity and equity investments on a trade date basis.

Premiums and discounts are recognized as a component of net investment income using the scientific interest method. Realized gains and losses are included in net realized investment gains (losses). Declines in value determined to be other-than-temporary are included in total other-than-temporary impairment losses recognized.

The Company purchases fixed maturity securities which are classified as held for trading.  Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned.  Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

2.
Mortgage loans on real estate are commercial loans and are carried at their unpaid balances adjusted for any unamortized premiums or discounts and allowances for credit losses.  Interest income is accrued on the unpaid principal balance.  Discounts and premiums are amortized to net investment income using the scientific interest method.  Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

The Company maintains an allowance for credit losses at a level that, in management’s opinion, is sufficient to absorb credit losses on its impaired loans.  Management’s judgment is based upon  situational analysis of each individual loan and may consider past loss experience and current and projected economic conditions.  The measurement of impaired loans is based upon the fair value of the underlying collateral.

3.
Equity investments classified as available-for-sale are carried at fair value with net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder’s equity section of the Company’s consolidated balance sheets.  The Company uses the equity method of accounting for investments in which it has more than a minor interest and has influence in the entity’s operating and financial policies, but does not have a controlling interest.  Realized gains and losses are included in net realized gains (losses) on investments. Declines in value, determined to be other-than-temporary, are included in total other-than-temporary impairment losses recognized.

4.
Limited partnership interests are accounted for using the cost method of accounting.  The Company uses this method since it has a minor equity interest and virtually no influence over the entity’s operations.  Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits.  These securities are carried at amortized cost as determined using the effective yield method.

5.	Policy loans are carried at their unpaid balances.

6.
Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost, which approximates fair value.  The Company classifies its short-term investments as available-for-sale.

7.	Gains and losses realized on disposal of investments are determined on a specific identification basis. See item 10 below for a description of realization of other-than-temporary impairments.

8.
The Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price.  Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return.  The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income.  During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold.  Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent.  In such cases, the Company’s right to repurchase the security may be restricted.  Amounts owed to brokers under these arrangements are included in repurchase agreements in the accompanying consolidated balance sheets. The liability is collateralized by securities with approximately the same fair value.

9.
The Company receives collateral for lending securities that are held as part of its investment portfolio.  The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned.  Such collateral is used to replace the securities loaned in event of default by the borrower.  The Company’s securities lending transactions are accounted for as collateralized borrowings.  Collateral is defined as government securities, letters of credit and/or cash collateral.  The borrower can return and the Company can request the loaned securities at any time.  The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

10.
One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments.  The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings.  The risks and uncertainties include changes in general economic conditions, the issuer’s financial condition or near term recovery prospects, the effects of changes in interest rates or credit spreads and the recovery period.  The Company’s accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary.  If management either (a) has the intent to sell the fixed maturity investment or (b) it is more likely than not the Company will be required to sell the fixed maturity investment before its anticipated recovery, a charge is recorded in net realized losses on investments equal to the difference between the fair value and cost or amortized cost basis of the security.  If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an other-than-temporary impairment is considered to have occurred.  In this instance, total other-than-temporary impairment is bifurcated into two components: the amount related to the credit loss, which is recognized in earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss).  After the recognition of an other-than-temporary impairment, the fixed maturity investment is accounted for as if it had been purchased on the measurement date of the other-than-temporary impairment, with an amortized cost basis equal to the previous amortized cost basis less the other-than-temporary impairment recognized in earnings.

If management does not have the ability and intent to hold an impaired available-for-sale equity investment for a period of time sufficient to allow for the recovery of its value to an amount equal or greater than its cost, then the investment shall be deemed other-than-temporarily impaired.  An impairment loss is recorded in earnings for the difference between the equity investment’s cost and fair value at the balance sheet date of the reporting period for which the assessment is made.

Derivative financial instruments - All derivatives, whether designated in hedging relationships or not, are recorded on the consolidated balance sheets in other assets and other liabilities at fair value.  Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into.  If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income.  If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income (loss) in the Company’s consolidated balance sheets and are recognized in the consolidated income statements when the hedged item affects earnings.  Changes in the fair value of derivatives not qualifying for hedge accounting and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change.  Certain derivatives in a net asset position have cash pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held directly by the Company.  This unrestricted cash collateral is included in other assets and the obligation to return is included in other liabilities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Cash - Cash includes only amounts in demand deposit accounts.

Bank overdrafts - The Company’s cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis.  Checks issued but not yet presented to banks for payment can result in overdraft balances for accounting purposes and are included in other liabilities in the accompanying consolidated balance sheets.  At December 31, 2009 and 2008, these liabilities were $28,674 and $8,817, respectively.

Internal use software – Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage are capitalized.  Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $20,590 and $14,944, are included in other assets at December 31, 2009 and 2008, respectively.  The Company capitalized $8,014, $2,324 and $3,504 of internal use software development costs during the years ended December 31, 2009, 2008 and 2007, respectively.

Deferred acquisition costs and value of business acquired - Deferred acquisition costs (“DAC”), which primarily consists of sales commissions and costs associated with the Company’s sales representatives related to the production of new business or through the acquisition of insurance or annuity contracts through indemnity reinsurance transactions, have been deferred to the extent recoverable.  The value of business acquired (“VOBA”) represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions.  The recoverability of such costs is dependent upon the future profitability of the related business.  DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits.  Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits.  DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized.  See Note 9 for additional information regarding deferred acquisition costs and the value of business acquired.

Goodwill and other intangible assets - Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition and is considered an indefinite lived asset and therefore is not amortized.  The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test.  If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.  There were no impairments of goodwill recognized during the years ended December 31, 2009, 2008 or 2007.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and preferred provider relationships in various acquisitions.  These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost.  The initial valuations of these intangible assets were supported by an independent valuation study that was commissioned by the Company and executed by qualified valuation experts.  Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from 4 to 14 years (weighted average 13 years), primarily based upon the cash flows generated by these assets.

Separate accounts - Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets.  The Company’s separate accounts invest in shares of Maxim Series Fund, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.  Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company’s consolidated statements of income.  Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges.  The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company.  During the years ended December 31, 2009 and 2008, these purchases totaled $149,302 and $64,723, respectively.  As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $364,233 and $265,299 at December 31, 2009 and 2008, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Life insurance and annuity future benefits - Life insurance and annuity future benefits with life contingencies in the amounts of $11,807,570 and $11,322,866 at December 31, 2009 and 2008, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds.  Annuity contract benefits without life contingencies in the amounts of $7,117,591 and $6,736,101 at December 31, 2009 and 2008, respectively, are established at the contractholder’s account value.

Reinsurance - The Company enters into reinsurance transactions as both a provider and purchaser of reinsurance.  In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts.  For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards.  If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting.  The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets.  The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims - Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement.  The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience.  The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business - The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies.  The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefits are $6,354,261 and $6,155,890 at December 31, 2009 and 2008, respectively.  Participating business approximates 9% of the Company’s individual life insurance in-force at December 31, 2009 and 2008 and 19%, 24% and 32% of individual life insurance premium income for the years ended December 31, 2009, 2008 and 2007, respectively.  The policyholder’s share of net income on participating policies that cannot be distributed is excluded from stockholder’s equity by a charge to operations and a credit to a liability.

The Company had established a Participating Policyholder Experience Account (“PPEA”) for the benefit of all participating policyholders, which was included in the accompanying consolidated balance sheets at December 31, 2007.  The Company had also established a Participation Fund Account (“PFA”) for the benefit of the participating policyholders previously assumed from The Great-West Life Assurance Company (“GWL”) under an assumption reinsurance transaction.  The PFA was part of the PPEA.  As discussed in Note 4, on January 1, 2008, the Company was no longer required to maintain the PPEA.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due.  Annuity contract premiums with life contingencies are recognized as received.    Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned.  Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due.  Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.   Premiums and policyholder benefits and expenses are presented net of reinsurance.

Net investment income - Interest and dividend income from fixed maturities and mortgage loans on real estate is recognized when earned.  Net investment income on equity securities available-for-sale is primarily comprised of dividend income and is recognized on ex-dividend date.

Net realized gains and losses on investments and derivative financial instruments - Net realized gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis.  Net realized gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.  Impairments are recognized as other-than-temporary impairment losses when investment losses in value are deemed other-than-temporary.  Non-credit impairments are reclassified to accumulated other comprehensive income (loss).

Income taxes - Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns.  In estimating future tax consequences, all expected future events, other than the enactments or changes in the tax laws or rules, are considered.  Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

Share-based compensation - Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company.  The Company uses the fair value method to recognize the cost of share-based employee compensation under the Lifeco plan.

Regulatory requirements - In accordance with the requirements of the Colorado Division of Insurance, GWLA must demonstrate that it maintains adequate capital.  At December 31, 2009 and 2008, GWLA was in compliance with the requirement.  See Note 12.

In accordance with the requirements of the regulatory authorities in the states in which the Company conducts its business, it is required to maintain deposits with those authorities for the purpose of security for policy and contractholders.  The Company fulfills this requirement generally with the deposit of United States government obligations.

2.  Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In June 2009, the Financial Accounting Standards Board (the “FASB”) issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162” (“SFAS No. 168”).  SFAS No. 168 establishes the FASB Accounting Standards CodificationTM (the “ASC”) as the single source of authoritative accounting principles recognized by the FASB to be applied in the preparation of financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”) applied by nongovernmental entities.  All previously issued GAAP authoritative pronouncements are superseded and replaced by the ASC and are considered non-authoritative.  The ASC also established that rules and interpretative releases of the Securities and Exchange Commission (the “SEC”) under authority of federal securities laws are also sources of GAAP for SEC registrants.  SFAS No. 168 and the ASC are effective for interim or annual financial periods ending after September 15, 2009.  The Company adopted SFAS No. 168 and the ASC for its fiscal quarter ended September 30, 2009.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

In February 2006, the FASB issued Statement of Financial Accounting Standards No. 155, “Accounting for Certain Hybrid Financial Instruments” (“SFAS No. 155”).  Effective July 1, 2009, SFAS No. 155 was superseded and replaced by certain provisions of ASC topic 815, “Derivatives and Hedging” (“ASC topic 815”). These provisions of ASC topic 815 permit any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation to be carried at fair value in its entirety, with changes in fair value recognized in earnings.  In addition, these provisions of ASC topic 815 require that beneficial interests in securitized financial assets be analyzed to determine whether they are freestanding derivatives or contain an embedded derivative.  These provisions of ASC topic 815 are applicable to new or modified financial instruments in fiscal years beginning after September 15, 2006, however they may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis.  The Company adopted these provisions on January 1, 2007.  The adoption increased stockholder’s equity by $115.

In June 2006, the FASB issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  Effective July 1, 2009, FIN 48 was superseded and replaced by certain provisions of ASC topic 740, “Income Taxes” (“ASC topic 740”).  These provisions of ASC topic 740 clarify the accounting for uncertainty in income taxes.  In addition, they prescribe a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return.  They also provide guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  These provisions of ASC topic 740 are effective for fiscal years beginning after December 15, 2006. The Company adopted these provisions on January 1, 2007. The adoption decreased stockholder’s equity by $6,195.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”).  Effective July 1, 2009, SFAS No. 157 was superseded and replaced by certain provisions of ASC topic 820, “Fair Value Measurements and Disclosures” (“ASC topic 820”).    These provisions enhance guidance for using fair value to measure assets and liabilities.  These provisions also provide expanded information about the extent to which a company measures assets and liabilities at fair value, the information used to measure fair value and the effect of fair value measurements on earnings.  These provisions of ASC topic 820 are applicable whenever other authoritative pronouncements require or permit assets or liabilities to be measured at fair value and are effective for fiscal years beginning after November 15, 2007.  The Company adopted these provisions on January 1, 2008.  The adoption did not have a material impact on the Company’s financial position or results of its operations.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans” (“SFAS No. 158”).  Effective July 1, 2009, SFAS No. 158 was superseded and replaced by certain provisions of ASC topic 715, “Compensation – Retirement Benefits” (“ASC topic 715”).  For fiscal years ending after December 15, 2006, these provisions of ASC topic 715 require a company to recognize in its balance sheet an asset for a defined benefit postretirement plan’s overfunded status or a liability for a plan’s underfunded status and recognize changes in the funded status of a defined benefit postretirement plan in the other comprehensive income section of stockholder’s equity in the year in which the changes occur, and provide additional disclosures. The Company adopted the recognition and disclosure provisions of these provisions of ASC topic 715 as of December 31, 2006, decreasing accumulated other comprehensive income (loss) by $6,734.  In addition, for fiscal years ended after December 15, 2008, these provisions of ASC topic 715 require a company to measure a defined benefit postretirement plan’s assets and obligations that determine its funded status as of the end of its fiscal year.  The Company adopted these measurement provisions for its fiscal year ended December 31, 2008, decreasing stockholder’s equity by $206. The adoption did not affect the results of operations for the years ended December 31, 2008, 2007, or 2006.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115” (“SFAS No.159”).  Effective July 1, 2009, SFAS No. 159 was superseded and replaced by certain provisions of ASC topic 825, “Financial Instruments” (“ASC topic 825”).  These provisions of ASC topic 825 permit an entity to measure financial instruments and certain other items at estimated fair value.  Most of these provisions are elective; however, certain amendments to ASC topic 320, “Investments - Debt and Equity Securities” (“ASC topic 320”) apply to all entities that own trading and available-for-sale securities.  The fair value option permits an entity to measure eligible items at fair value as of specified election dates.  The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument.  These provisions of ASC topic 825 are effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Company adopted these provisions on January 1, 2008.  The adoption did not have an impact on the Company’s financial position or results of its operations.

In December 2007, the FASB issued Statement of Financial Accounting Standards No. 141(R), “Business Combinations” (“SFAS No. 141(R)”) and Statement of Financial Accounting Standards No. 160, “Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51” (“SFAS No. 160”).  Effective July 1, 2009, SFAS No. 141(R) was superseded and replaced by certain provisions of ASC topic 805, “Business Combinations” (“ASC topic 805”).  Effective July 1, 2009, SFAS No. 160 was superseded and replaced by certain provisions of ASC topic 810, “Consolidation”, (“ASC topic 810”).  These provisions of the codification topics change the accounting for and reporting of business combination transactions and non-controlling (minority) interests in consolidated financial statements.  Some of the significant changes include the recognition of 100% percent of the fair value of assets acquired, liabilities assumed and non-controlling interest of acquired businesses; recognition of contingent consideration arrangements at their acquisition date fair values, with subsequent changes in fair value reflected in net income; recognition of acquisition related transaction costs as expense when incurred; and recognition of acquisition related restructuring cost accruals in acquisition accounting only if certain criteria are met as of the acquisition date.  These provisions of ASC topic 805 and ASC topic 810 are required to be adopted simultaneously and are effective for fiscal years beginning after December 15, 2008.  The Company adopted these provisions of the codification topics for its fiscal year beginning January 1, 2009.  The adoption of these provisions of ASC topic 805 and ASC topic 810 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In February 2008, the FASB issued Staff Position No. 157-2, “Effective Date of FASB Statement No. 157” (“FSP No. 157-2”).  Effective July 1, 2009, FSP No. 157-2 was superseded and replaced by certain provisions of ASC topic 820, “Fair Value Measurements and Disclosures” (“ASC topic 820”).  These provisions of ASC topic 820 defer the effective date for all nonrecurring fair value measurements of non-financial assets and non-financial liabilities until fiscal years beginning after November 15, 2008.  Non-financial assets include assets associated with business acquisitions and impairment testing of tangible and intangible assets.  The Company adopted these provisions of ASC topic 820 for its fiscal year beginning January 1, 2009.  The adoption of these provisions of ASC topic 820 did not have a material impact on the Company’s consolidated financial position or the results of its operations.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures About Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (“SFAS No. 161”).  Effective July 1, 2009, SFAS No. 161 was superseded and replaced by certain provisions of ASC topic 815, “Derivatives and Hedging” (“ASC topic 815”).  These provisions of ASC topic 815 apply to all derivative instruments and related hedged items.  These provisions of ASC topic 815 require entities to provide enhanced disclosures regarding (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows.  These provisions of ASC topic 815 are effective for fiscal years beginning after November 15, 2008.  The Company adopted these provisions of ASC topic 815 for its fiscal year beginning January 1, 2009.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

In April 2008, the FASB issued Staff Position No. FAS 142-3, “Determination of the Useful Life of Intangible Assets” (“FSP FAS No. 142-3”).  Effective July 1, 2009, FSP FAS No. 142-3 was superseded and replaced by certain provisions of ASC topic 350, “Intangibles - Goodwill and Other” (“ASC topic 350”).  These provisions of ASC topic 350 require, among other things, the amendment of factors that must be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset.  In determining the useful life of an intangible asset for amortization purposes, an entity shall consider, among other things, the periods of expected cash flows, adjusted for certain entity-specific factors.  These provisions of ASC topic 350 are effective for fiscal years beginning after December 15, 2008.  The Company adopted these provisions of ASC topic 350 for its fiscal year beginning January 1, 2009.  The adoption of these provisions of ASC topic 350 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In October 2008, the FASB issued Staff Position No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP No. 157-3”).  Effective July 1, 2009, FSP No. FAS 157-3 was superseded and replaced by certain provisions of ASC topic 820.     These provisions of ASC topic 820 apply to financial assets within the scope of accounting pronouncements that require or permit fair value measurements.  These provisions of ASC topic 820 clarify when a market that is not active and provide an example to illustrate key conditions in determining the fair value of a financial asset when the market for that financial asset is not active.  These provisions became effective upon issuance including prior periods for which financial statements have not been issued.  The Company adopted these provisions effective September 30, 2008.   The adoption did not have a material impact on the Company’s financial position or results of its operations.

In December 2008, the FASB issued Staff Position No. FAS 132(R)-1, “Employers’ Disclosures About Postretirement Benefit Plan Assets” (“FSP No. FAS 132(R)-1”).  Effective July 1, 2009, FSP No. FAS 132(R)-1 was superseded and replaced by certain provisions of ASC topic 715, “Compensation - Retirement Benefits” (“ASC topic 715”).  Certain provisions of ASC topic 715 require, among other things, additional disclosures about assets held in an employer’s defined benefit pension plan including disclosures regarding investment policies and strategies, categories of plan assets, fair value measurements of plan assets and significant concentrations of risk.  The requirements of ASC topic 715 relating to these disclosures are effective for fiscal years ending after December 15, 2009.  The Company adopted these provisions of ASC topic 715 for its fiscal year ending December 31, 2009.  The adoption of these provisions of ASC topic 715 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In January 2009, the FASB issued EITF 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“EITF 99-20-1”).  Effective July 1, 2009, EITF 99-20-1 was superseded and replaced by certain provisions of ASC topic 325, “Investments - Other” (“ASC topic 325”).  These provisions of ASC topic 325 are an interpretative amendment to impairment guidance and align impairment guidance to that of ASC topic 320, “Investments - Debt and Equity Securities” (“ASC topic 320”).  These provisions are effective for reporting periods ending after December 15, 2008.  The Company adopted these provisions for its year ended December 31, 2008.  The adoption did not have an impact on the Company’s financial position or results of its operations.

In April 2009, the FASB issued Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for an Asset or Liability Have Significantly Decreased and Identifying Transactions That are Not Orderly” (“FSP No. FAS 157-4”).  Effective July 1, 2009, FSP No. FAS 157-4 was superseded and replaced by certain provisions of ASC topic 820.  These provisions of ASC topic 820 relate to determining fair values when there is no active market or where the price inputs being used represent distressed sales.  These provisions of ASC topic 820 reaffirm the need to use judgment to ascertain if a formerly active market has become inactive and in determining fair values when markets have become inactive.  These provisions of ASC topic 820 apply to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements.  The provisions of ASC topic 820 that relate to the determination of fair value when the volume and level of activity for an asset or liability have significantly decreased and identifying transactions that are not orderly, is effective for interim and annual periods ending after June 15, 2009.  The Company adopted these provisions of ASC topic 820 relating to these considerations for its fiscal quarter ended June 30, 2009.  The adoption of ASC topic 820 relating to these considerations did not have a material impact on the Company’s fair value measurements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

In April 2009, the FASB issued Staff Position No. FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (“FSP No. FAS 115-2 and FAS 124-2”).  Effective July 1, 2009, FSP No. FAS 115-2 and FAS 124-2 was superseded and replaced by certain provisions of ASC topic 320, “Investments - Debt and Equity Securities” (“ASC topic 320”).  These provisions of ASC topic 320 require companies, among other things, to bring greater consistency to the timing of impairment recognition and provide for greater clarity about the credit and non-credit components of impaired debt securities that are not expected to be sold.  These provisions of ASC topic 320 also require increased and timelier disclosures regarding expected cash flows, credit losses and an aging of securities with unrealized losses.  These provisions of ASC topic 320 are effective for interim and annual periods ending after June 15, 2009.  The Company adopted these provisions of ASC topic 320 for its fiscal quarter ended June 30, 2009 and recognized the effect of applying them as a change in accounting principle.  The Company recognized an $8,528, net of income taxes, cumulative effect adjustment upon initially applying these provisions of ASC topic 320 as an increase to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss).

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165, “Subsequent Events” (“SFAS No. 165”).  Effective July 1, 2009, SFAS No.165 was superseded and replaced by certain provisions of ASC topic 855, “Subsequent Events” (“ASC topic 855”).  These provisions of ASC topic 855 require companies to establish principles and requirements for subsequent events.  Specifically, these provisions of ASC topic 855 require the disclosure of the period after the balance sheet date through which management has evaluated events and transactions that may occur for potential recognition or disclosure in a company’s financial statements.  In addition, these provisions of ASC topic 855 provide the circumstances under which the disclosures are required of an entity regarding events and circumstances that have occurred after the balance sheet date but before financial statements are issued or are available to be issued.  These provisions of ASC topic 855 are effective for interim or annual financial periods ending after June 15, 2009.  The Company adopted these provisions of ASC topic 855 for its fiscal quarter ended June 30, 2009.  The adoption of these provisions of ASC topic 855 did not have an impact on the Company’s consolidated financial position or the results of its operations.

Future adoption of new accounting pronouncements

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 166 “Accounting for Transfers of Financial Assets - an amendment of FASB Statement No. 140” (“SFAS No. 166”).  Effective July 1, 2009, SFAS No.166 was superseded and replaced by certain provisions of ASC topic 860, “Transfers and Servicing” (“ASC topic 860”).  Among other things, provisions of ASC topic 860 improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets, the effects of a transfer on its financial position, financial performance and cash flows, and a transferor’s continuing involvement, if any, in transferred financial assets.  The ASC topic 860 has been further amended relating to derecognition guidance and eliminating the exemption from consolidation for qualifying special-purpose entities.  These amendments to ASC topic 860 are effective as of the beginning of interim and annual reporting periods that begin after November 15, 2009.  The Company adopted the amended provisions of ASC topic 860 for its fiscal year beginning January 1, 2010.  The adoption of these provisions of ASC topic 860 did not have a material impact on the Company’s consolidated financial position or the results of its operations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 167 “Amendments to FASB Interpretation No. 46(R)” (“SFAS No. 167”).  Effective July 1, 2009, SFAS No.167 was superseded and replaced by certain provisions of ASC topic 810.  These provisions of ASC topic 810 require reconsideration of whether an enterprise was the primary beneficiary of a variable interest entity (“VIE”) only when specific events had occurred.  The amended provisions of ASC topic 810 change the consolidation guidance applicable to a VIE.  They also amend the guidance governing the determination of whether an entity is the primary beneficiary of a VIE, and is, therefore, required to consolidate the VIE.  The amended provisions of ASC topic 810 also requires enhanced disclosures about an entity’s involvement with a VIE.  The amended provisions of ASC topic 810 are effective as of the beginning of interim and annual reporting periods that begin after November 15, 2009.  The Company adopted the amended provisions of ASC topic 810 for its fiscal year beginning January 1, 2010.  The adoption of these provisions of ASC topic 810 did not have a material impact on the Company’s consolidated financial position or the results of its operations.  In January 2010, the FASB moved to finalize an Accounting Standards Update (“ASU”) to defer the effective date of ASC topic 810 as it relates to a reporting enterprise’s interest in certain entities and for certain money market mutual funds.

3.  Discontinued Operations

On April 1, 2008, the Company and certain of its subsidiaries completed the sale of substantially all of their healthcare insurance business to a subsidiary of CIGNA Corporation (“CIGNA”) for $1.5 billion in cash.  During the year ended December 31, 2008, the Company recognized a gain in the amount of $681,528, net of income taxes, upon completion of the transaction.  Income from discontinued operations for the year ended December 31, 2008 includes charges in the amount of $63,739, net of income taxes, related to costs associated with the sale. The business that was sold, formerly reported as the Company’s Healthcare segment, was the vehicle through which it marketed and administered group life and health insurance to small, mid-sized and national employers.  CIGNA acquired from the Company the stop loss, group life, group disability, group medical, group dental, group vision, group prescription drug coverage and group accidental death and dismemberment insurance business in the United States and the Company’s supporting information technology infrastructure through a combination of 100% indemnity reinsurance agreements, renewal rights, related administrative service agreements and the acquisition of certain of the Company’s subsidiaries.  The Company retained a small portion of its healthcare business and reports it within its Individual Markets segment.  As discussed in Note 17, the Company’s business is now comprised of its Individual Markets, Retirement Services and Other segments. The statements of income and balance sheets of the disposed business activities are presented as discontinued operations for all periods presented in the consolidated financial statements.

In addition, the Company and CIGNA entered into a Transition Services Agreement (the “Transition Agreement”) whereby the Company will provide certain information technology and administrative and legal services on behalf of CIGNA for a period of up to twenty-four months.  CIGNA pays the Company pre-determined monthly fees for these services and reimburses it for other expenditures it makes under the terms of the Transition Agreement.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following table summarizes the classifications of assets and liabilities of discontinued operations at December 31, 2009 and 2008:

	December 31,
Assets	2009	2008
Reinsurance receivable	$87,719	$124,089
Total assets	$87,719	$124,089

Liabilities
Future policy benefits	$56,219	$39,776
Policy and contract claims	31,500	84,313
Total liabilities	$87,719	$124,089

The following table summarizes selected financial information included in income from discontinued operations in the consolidated statements of income for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Revenues from discontinued operations	$-	$317,658	$1,343,961
Benefits and expenses from discontinued operations	-	346,398	1,165,108
Income (loss) from discontinued operations, net of income tax expense (benefit) $ - , ($19,258), and $85,707	-	(28,740)	178,853
Gain on sale of discontinued operations, net of income taxes of $ - , $408,094 and $ -	-	681,528	-
Income from discontinued operations	$-	$652,788	$178,853

The Company adopted a restructuring plan in connection with the sale of its Healthcare segment.  The restructuring plan consisted of a structural reorganization which will enable the Company to operate effectively in its present business environment.  The liability is included in other liabilities in the consolidated balance sheets.  The amounts incurred during the period and adjustments to original estimates during the period have been charged (credited) to income from discontinued operations in the consolidated statement of income for the year ended December 31, 2008.  At December 31, 2009, the restructuring plan was substantially complete.

The following is a reconciliation of the liability that the Company recorded related to the restructuring plan:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Severance, retention and other employee related costs
Balance, April 1, 2008	$-
Amount incurred	49,202
Adjustments to original estimates, net	(6,268)
Cash payments and other settlements	(30,222)
Balance, December 31, 2008	12,712
Cash payments and other settlements	(13,283)
Other adjustments	1,726
Balance, December 31, 2009	$1,155

The Company incurred net expenses in the amount of $42,934 during the year ended December 31, 2008 related to the restructuring plan and does not anticipate incurring significant additional costs in the future.  The restructuring plan is substantially complete at December 31, 2009.

4.  Undistributed Earnings on Participating Business

During the first quarter of 2008, the liability for undistributed earnings on participating business decreased by $207,785 in connection with a long-standing assumption reinsurance agreement under which the Company had reinsured a block of participating policies.  In addition, the agreement also required the Company to perform an analysis as of March 31, 2008, to determine whether the policyholders were eligible for a special dividend.  Based on the Company’s analysis, it was determined that a special dividend was not required and, accordingly, the liability was released.  An income tax provision was recorded on the undistributed earnings when those earnings occurred.  Accordingly, there was no income tax provision recorded at the time of the liability release.  On January 1, 2008, the Company began recognizing the net earnings on these policies in its net income.  A liability for undistributed earnings on participating business remains for those participating policies that are not subject to this reinsurance agreement.

5. Related Party Transactions

Included in the consolidated balance sheets at December 31, 2009 and 2008 are the following related party amounts:

	December 31,
	2009	2008
Reinsurance receivable	$452,510	$425,369
Future policy benefits	2,293,712	2,393,013

Included in the consolidated statements of income for the years ended December 31, 2009, 2008 and 2007 are the following related party amounts:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

	Year Ended December 31,
	2009	2008	2007
Premium income, net of related party premiums ceded of $3,411, $3,662,and $1,391,518	$137,085	$155,752	$(1,146,908)
Life and other policy benefits, net of reinsurance recoveries of $7,415, $7,356 and $737	118,624	120,999	103,765
Increase (decrease) in future policy benefits	(45,960)	(42,180)	(1,539,777)

The Company provides administrative and operational services for the United States operations of The Great-West Life Assurance Company (“GWL”) and the United States operations of The Canada Life Assurance Company (“CLAC”), wholly-owned subsidiaries of Lifeco.  The Company also provides investment services for London Reinsurance Group, an indirect subsidiary of GWL.  The following table presents revenue and expense reimbursement from related parties for services provided pursuant to these service agreements for the years ended December 31, 2009, 2008 and 2007.  These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred, including a profit charge, and resources expended based upon the number of policies, certificates in-force and/or administered assets.

	Year Ended December 31,
	2009	2008	2007

Investment management revenue included in fee income and net investment income	$7,334	$7,856	$7,959
Administrative and underwriting expense reimbursements included as a reduction to general insurance expense	944	1,092	1,255
Total	$8,278	$8,948	$9,214

The following table summarizes amounts due from parent and affiliates at December 31, 2009 and 2008:

			December 31,
Related party	Indebtedness	Due Date	2009	2008
GWL&A Financial Inc.	On account	On demand	$17,248	$37,097
Great-West Lifeco U.S. Inc.	On account	On demand	177,716	-
Great-West Lifeco Finance LP	On account	On demand	598	-
Great-West Life & Annuity Insurance
Capital (Nova Scotia) Co.	On account	On demand	142	716
Great-West Life & Annuity Insurance
Capital (Nova Scotia) Co. II	On account	On demand	237	2,079
Putnam Investments LLC	On account	On demand	125	207
The Great-West Life Assurance Company	On account	On demand	-	1,694
The Crown Life Insurance Company	On account	On demand	491	-
Other related party receivables	On account	On demand	140	-
Total			$196,697	$41,793

The following table summarizes amounts due to parent and affiliates at December 31, 2009 and 2008:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

			December 31,
Related party	Indebtedness	Due Date	2009	2008
GWL&A Financial Inc. 1	Surplus note	November 2034	$194,218	$194,206
GWL&A Financial Inc. 2	Surplus note	May 2046	333,400	333,400
GWL&A Financial Inc.	Note interest	May 2010	4,701	4,701
Great-West Lifeco Finance LP II	On account	On demand	2,223	-
The Great-West Life Assurance Company	On account	On demand	1,352	-
The Canada Life Assurance Company	On account	On demand	1,669	1,563
Total			$537,563	$533,870

¹  A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,218 and $194,206 at December 31, 2009 and 2008, respectively.  The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14.  The note matures on November 14, 2034.

²  A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400.  The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears on each May 16 and November 16 until May 16, 2016.  After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate.  The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016.  The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law.  Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,042, for each of the three years ended December 31, 2009.

On June 1, 2007, the Company’s Individual Markets segment terminated its reinsurance agreement with an affiliate, CLAC, pursuant to which it had assumed 80% of certain United States life, health and annuity business on a coinsurance and coinsurance with funds withheld basis.  The Company recorded, at fair value, the following in its consolidated statement of income in connection with the termination of the reinsurance agreement:

Premium income	$(1,387,179)
Net investment income	58,569
Net realized losses on investments	(14,797)
Total revenues	(1,343,407)
Decrease in reserves	(1,453,145)
Provision for policyholders' share of earnings on participating business	8,161
Amortization of deferred acquisition costs and value of business acquired	62,961
Total benefits and expenses	(1,382,023)
Income before income taxes	38,616
Income taxes	16,372
Net income	$22,244

The Company’s wholly owned subsidiary, Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC.  GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support.  The first letter of credit is for $1,006,200 and renews annually until it expires on December 31, 2025.  The second letter of credit is for $70,000 and renews annually for an indefinite period of time.  At December 31, 2009 and 2008 there were no outstanding amounts related to the letters of credit.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Included within reinsurance receivable in the consolidated balance sheets are $407,154 and $376,378 of funds withheld assets as of December 31, 2009 and 2008, respectively.  CLAC pays the Company interest on the funds withheld balance at a rate of 4.55% per annum.

A subsidiary of the Company, GW Capital Management, LLC, serves as a Registered Investment Advisor to Maxim Series Fund, Inc. an affiliated open-end management investment company and to several affiliated insurance company separate accounts.   Included in fee income on the consolidated statements of income is $52,540, $61,403 and $73,495 of advisory and management fee income from these affiliated entities for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company’s separate accounts invest in shares of Maxim Series Fund, Inc. and Putnam Funds which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.  The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company.  During the years ended December 31, 2009 and 2008, these purchases totaled $149,302 and $64,723 respectively.  As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $364,233 and $265,299 at December 31, 2009 and 2008, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

On September 30, 2009, the Company’s wholly-owned subsidiary, Canada Life Insurance Company of America, merged into GWLA with GWLA being the surviving entity.  The completion of the merger did not have an impact on the Company’s consolidated financial statements.

6.  Summary of Investments

The following table summarizes fixed maturity investments and equity securities classified as available-for-sale and the amount of other-than-temporary impairments (“OTTI”) included in accumulated other comprehensive income (loss) (“AOCI”) at December 31, 2009:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

	December 31, 2009
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI included in AOCI
U.S. government direct obligations and U.S. agencies	$1,972,541	$77,068	$10,815	$2,038,794	$-
Obligations of U.S. states and their subdivisions	1,247,854	120,211	4,214	1,363,851	-
Foreign governments	461	4	-	465	-
Corporate debt securities	7,030,032	316,599	216,886	7,129,745	10,049
Asset-backed securities	2,268,789	3,221	383,965	1,888,045	13,422

Residential mortgage-backed securities	842,427	4,533	75,897	771,063	-
Commercial mortgage-backed securities	703,864	8,058	35,792	676,130	-
Collateralized debt obligations	51,831	332	2,443	49,720	-
Total fixed maturities	$14,117,799	$530,026	$730,012	$13,917,813	$23,471

Equity investments:
Consumer products	$4	$66	$2	$68	$-
Equity mutual funds	15,695	5,537	450	20,782	-
Airline industry	3,161	1,673	5	4,829	-
Total equity investments	$18,860	$7,276	$457	$25,679	$-

The following table summarizes fixed maturity investments and equity securities classified as available-for-sale at December 31, 2008:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

	December 31, 2008
Fixed Maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value
U.S. government direct obligations and U.S. agencies	$2,356,143	$81,084	$6,601	$2,430,626
Obligations of U.S. states and their subdivisions	1,173,185	10,026	34,443	1,148,768
Foreign governments	1,140	12	-	1,152
Corporate debt securities	5,589,524	51,728	615,647	5,025,605
Asset-backed securities	2,521,704	960	667,006	1,855,658
Residential mortgage-backed securities	883,250	5,114	127,042	761,322
Commercial mortgage-backed securities	792,083	109	110,919	681,273
Collateralized debt obligations	77,646	-	8,514	69,132
Total fixed maturities	$13,394,675	$149,033	$1,570,172	$11,973,536

Equity investments:
Consumer products	$4	$52	$2	$54
Equity mutual funds	14,563	2,161	962	15,762
Airline industry	1,763	211	-	1,974
Total equity investments	$16,330	$2,424	$964	$17,790

See Note 7 for additional information on policies regarding estimated fair value of fixed maturity and equity investments.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale at December 31, 2009, by contractual maturity date, are shown in the table below.  Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2009
	Amortized cost	Estimated fair value
Maturing in one year or less	$608,935	$635,230
Maturing after one year through five years	2,790,982	2,950,213
Maturing after five years through ten years	2,759,990	2,926,744
Maturing after ten years	2,317,073	2,185,437
Mortgage-backed and asset-backed securities	5,640,819	5,220,189
	$14,117,799	$13,917,813

Mortgage-backed and asset-backed securities include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with final stated maturities up to thirty years and expected average lives of up to fifteen years.

The following table summarizes information regarding the sales of fixed maturity investments classified as available-for-sale for the years ended December 31, 2009, 2008 and 2007:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

	Year Ended December 31,
	2009	2008	2007
Proceeds from sales	$2,258,653	$2,696,635	$2,488,042
Gross realized investment gains from sales	42,375	50,173	30,834
Gross realized investment losses from sales	(267)	(1,456)	(4,309)

Gross realized gains and losses from sales were primarily attributable to changes in interest rates, sales of securities acquired in the current year and gains on repurchase agreement transactions.  These gains and losses are determined on a specific identification basis.

The Company has fixed maturity securities with fair values in the amounts of $7,979 and $0 that have been non-income producing for the twelve months preceding December 31, 2009 and 2008, respectively. These securities were written down to their fair value in the period they were deemed to be other-than-temporarily impaired.

Derivative financial instruments - The Company makes limited use of derivative financial instruments for risk management purposes associated with its invested assets.  Derivatives are not used for speculative purposes.  While the Company purchases all derivatives as hedges to manage risk, hedge accounting has not been elected for some derivative transactions.  To manage the Company’s interest rate risk on certain floating rate debt securities, interest rate swap agreements are used to effectively convert the floating rate on the underlying asset to a fixed rate.  In order to manage the risk of a change in the fair value of certain assets, interest rate futures are utilized.  Interest rate futures are also used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments.  Foreign currency exchange rate risk associated with bonds denominated in other than U.S. dollars is managed through the use of foreign currency exchange contracts.  Interest rate swaptions are used to manage the potential variability in future interest payments on certain insurance products due to a change in credited interest rates and the related change in cash flows due to increased surrenders.  These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration or termination of the agreement.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in some cases, requiring collateral.  The Company’s exposure is limited to the portion of the fair value of derivative instruments which exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.  Counterparty credit risk was evaluated and fair values were adjusted accordingly at December 31, 2009 and 2008.  As the Company enters into derivative transactions only with high quality institutions, no realized losses associated with non-performance of derivative financial instruments have occurred.  The Company had no derivatives with credit-risk-related contingent features at either December 31, 2009 or 2008.

Interest rate swaptions in a net asset position have cash pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty.  As of December 31, 2009, the $4.3 million unrestricted cash received is included in other assets and the obligation to return is included in other liabilities.

The Company may purchase a financial instrument that contains a derivative instrument that is “embedded” in the financial instrument.  Upon purchasing the instrument, the Company determines if (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument.  If the Company determines that these conditions are met, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative.

Fair value hedges - Interest rate futures are used to manage the risk of the change in the fair value of certain fixed rate maturity investments.  The Company’s derivatives treated as fair value hedges are eligible for hedge accounting.  Changes in the fair value of the hedging derivative, including amounts measured as ineffective, and changes in the fair value of the hedged item are reported within net investment income.  Hedges closed are reported in realized investment gains (losses).

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The Company’s use of derivatives treated as fair value hedges has been nominal during the last three years.  There was no hedge ineffectiveness during the years ended December 31, 2009, 2008 and 2007.

Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate.  Foreign currency exchange contracts are used to manage the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars.  Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments.  Unrealized derivative gains and losses from the effective portion of cash flow hedges are included in accumulated other comprehensive income (loss) and are reclassified into earnings at the time interest income is recognized on the hedged item.

Hedge ineffectiveness in the amount of $6, $1,510 and $606 was recorded as an increase to net investment income during the years ended December 31, 2009, 2008, and 2007, respectively.

Derivative net gains in the amounts of $606 and $4,732 were reclassified to net investment income during the years ended December 31, 2009 and 2008, respectively while a derivative net loss in the amount of $1,275 was reclassified to net investment income during the year ended December 31, 2007.  As of December 31, 2009, the Company estimates that $8,828 of net derivative gains included in accumulated other comprehensive income (loss) will be reclassified into net income within the next twelve months.

Derivatives not designated as hedging instruments - The Company attempts to match the timing of when interest rates are committed on insurance products with other new investments.  However, timing differences may occur and can expose the Company to fluctuating interest rates.  To offset this risk, the Company uses U.S. Treasury futures contracts.  The Company also utilizes U.S. Treasury futures as a method of adjusting the duration of the overall portfolio.  Interest rate swaptions are used to manage the potential variability in future interest payments on certain insurance products due to a change in credited interest rates and the related change in cash flows due to increased surrenders.  Although management believes the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment.  Changes in the fair value of a derivative instrument that has not been designated as a hedging instrument are recorded in current period net investment income and total realized investment gains (losses).

During the years ended December 31, 2009, 2008 and 2007, decreases in the amounts of $2,627, $0 and $75, respectively, were recognized in net income from market value changes of derivatives not receiving hedge accounting treatment.

The following tables summarize derivative financial instruments at December 31, 2009 and 2008:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Derivative instruments:

	December 31, 2009
	Notional amount	Number of contracts	Strike/Swap rate	Maturity
Interest rate swaps	$156,500	13	0.19%-0.43%	February 2012-
				February 2045

Foreign currency contracts	30,000	1	N/A	December 2016

Futures:
Thirty year U.S. Treasury:
Short position	83,100	831	N/A	March 2010
Ten year U.S. Treasury:
Short position	54,400	544	N/A	March 2010
Five year U.S. Treasury:
Short position	27,700	277	N/A	March 2010

Interest rate swaptions	1,140,000	60	9.90%-10.10%	November 2010-
				September 2015

	December 31, 2008
	Notional Amount	Strike/Swap Rate	Maturity
Interest rate swaps	$325,966	0.44%-1.75%	March 2009-
			February 2045

Foreign currency exchange contracts	52,001	N/A	March 2014-
			December 2016
Futures:
Thirty year U.S Treasury:
Short position	40,500	N/A	March 2009

The following tables present derivative instruments in the consolidated balance sheet at December 31, 2009:

	Asset derivatives		Liability derivatives
	December 31, 2009		December 31, 2009
	Fair value	Balance sheet location	Fair value	Balance sheet location
Derivatives designated as hedging instruments:
Interest rate swaps	$14,690	(A)	$-
Foreign currency exchange contracts	-		3,317	(B)
Total	$14,690		$3,317

(A)  Other assets
(B)  Other liabilities

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

	Asset derivatives		Liability derivatives
	December 31, 2009		December 31, 2009
		Balance sheet		Balance sheet
	Fair value	location	Fair value	location
Derivatives not designated as hedging instruments:
Interest rate swaptions	$8,460	(A)	$-
	$8,460		$-
Total

(A)  Other assets

The following tables present the effect of derivative instruments in the statement of income for the year ended December 31, 2009:

	Gain (loss) recognized in AOCI on derivatives (Effective portion)	Gain (loss) reclassified from AOCI into income (Effective portion)		Gain (loss) recognized in income on derivatives (Ineffective portion and amount excluded from effectiveness testing)
	Year ended December 31, 2009	Year ended December 31, 2009	Income statement location	Year ended December 31, 2009	Income statement location
Cash flow hedges:
Interest rate swaps	$(52,350)	$553	(A)	$6	(A)
Foreign currency exchange contracts	(5,334)	-		-
Interest rate futures	466	53	(A)	-
Total	$(57,218)	$606		$6

(A)  Net investment income

	Gain (loss) recognized in net income on derivatives		Gain (loss) recognized in net income on hedged assets
	Year ended December 31, 2009	Income statement location	Year ended December 31, 2009	Income statement location
Fair value hedges:
Interest rate futures	$6,030	(A)	$-
Interest rate futures	(1,124)	(B)	-
Items hedged in interest rate futures	-		(4,691)	(A)
Total	$4,906		$(4,691)

(A)  Net investment income
(B)  Realized investment gains (losses), net

	Gain (loss) recognized in		Gain (loss) recognized in
	net income on derivatives		net income on hedged assets
	Year ended December 31, 2009	Income statement location	Year ended December 31, 2009	Income statement location
Derivatives not designated as hedging instruments
Interest rate futures	$3,714	(A)	$-
Interest rate futures	(2,781)	(B)	-
Interest rate swaptions	(3,560)	(A)	-
Total	$(2,627)		$-
(A)  Net investment income
(B)  Realized investment gains (losses), net

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Mortgage loans - In 2009, the average balance of impaired mortgage loans during the year was $289. There were no impaired mortgage loans at December 31, 2008 or December 31, 2007.

The following table summarizes activity in the allowance for mortgage loan credit losses for the years 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Balance, January 1	$8,834	$9,448	$15,661
Release of provision	(152)	(614)	(6,213)
Increase of provision	6,172	-	-
Balance, December 31	$14,854	$8,834	$9,448

The changes to the allowance for mortgage loan credit losses are recorded in net realized gains (losses) on investments.

Equity investments - The carrying value of the Company’s equity investments was $25,679 and $17,790 at December 31, 2009 and 2008, respectively.

Limited partnership interests and limited liability corporation interests - Limited partnership interests are accounted for using the cost method of accounting.  The Company uses this method since it has a minor equity interest and virtually no influence over the entity’s operations.  Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits.  These securities are carried at amortized cost as determined using the effective yield method.  At December 31, 2009 and 2008, the Company had $253,605 and $293,956, respectively, invested in limited partnerships and limited liability corporations.

The Company makes commitments to fund partnership interests in the normal course of its business.  The amounts of unfunded commitments at December 31, 2009 and 2008 were $27,034 and $33,289, respectively.

Securities pledged, special deposits and securities lending - The Company pledges investment securities it owns to unaffiliated parties related to interest rate futures transactions.  The fair value of margin deposits related to futures contracts was approximately $4,955 and $1,600 at December 31, 2009 and 2008, respectively.

The Company had securities on deposit with governmental authorities as required by certain insurance laws with fair values in the amounts of $13,599 and $37,220 at December 31, 2009 and 2008, respectively.

The Company participates in a securities lending program whereby securities, which are included in invested assets in the accompanying consolidated balance sheets, are loaned to third parties.  Securities with a cost or amortized cost in the amounts of $34,940 and $32,788 and estimated fair values in the amounts of $37,081 and $41,321 were on loan under the program at December 31, 2009 and 2008, respectively.  The Company received restricted cash collateral in the amounts of $38,296 and $43,205 at December 31, 2009 and 2008, respectively.

Impairment of fixed maturity and equity investments classified as available-for-sale -  The Company classifies the majority of its fixed maturity investments and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income (loss) in the stockholder’s equity section in the accompanying consolidated balance sheets.  All available-for-sale securities with gross unrealized losses at the balance sheet date are subjected to the Company’s process for the identification and evaluation of other-than-temporary impairments.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The assessment of whether an other-than-temporary impairment has occurred on securities where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value.  Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.  Inherent in management’s evaluation of the security are assumptions and estimates about the issuer’s operations and ability to generate future cash flows.  While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired security.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	Fair value is below cost.
•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area.
•	The decline in fair value has existed for an extended period of time.
•	The fixed maturity investment has been downgraded by a credit rating agency.
•	The financial condition of the issuer has deteriorated.
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments that increase in the future.
•	Dividends have been reduced or eliminated or scheduled interest payments have not been made.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Unrealized losses on fixed maturity and equity investments classified as available-for-sale

The following tables summarize unrealized investment losses, including the non-credit-related portion of other-than-temporary impairment losses reported in accumulated other comprehensive income (loss), by class of investment at December 31, 2009 and 2008:

	December 31, 2009
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$535,595	$10,502	$19,330	$313	$554,925	$10,815
Obligations of U.S. states and their subdivisions	132,151	4,214	608	-	132,759	4,214
Corporate debt securities	673,534	74,461	1,190,858	142,425	1,864,392	216,886
Asset-backed securities	92,005	52,042	1,558,338	331,923	1,650,343	383,965
Residential mortgage-backed securities	53,623	3,629	550,036	72,268	603,659	75,897
Commercial mortgage-backed securities	-	-	297,604	35,792	297,604	35,792
Collateralized debt obligations	1,400	173	34,678	2,270	36,078	2,443
Total fixed maturities	$1,488,308	$145,021	$3,651,452	$584,991	$5,139,760	$730,012

Equity investments:
Consumer products	$-	$-	$2	$2	$2	$2
Equity mutual funds	2,374	450	-	-	2,374	450
Airline industry	694	5	-	-	694	5
Total equity investments	$3,068	$455	$2	$2	$3,070	$457

Total number of securities in an unrealized loss position		159		358		517

	December 31, 2008
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
U.S. government direct obligations and U.S. agencies	$41,965	$2,042	$157,062	$4,559	$199,027	$6,601
Obligations of U.S. states and their subdivisions	662,723	28,728	65,697	5,715	728,420	34,443
Corporate debt securities	2,271,214	213,400	1,556,161	402,247	3,827,375	615,647
Asset-backed securities	500,923	116,651	1,317,953	550,355	1,818,876	667,006
Residential mortgage-backed securities	309,373	48,668	334,562	78,374	643,935	127,042
Commercial mortgage-backed securities	300,880	35,332	349,646	75,587	650,526	110,919
Collateralized debt obligations	32,234	4,964	36,686	3,550	68,920	8,514
Total fixed maturities	$4,119,312	$449,785	$3,817,767	$1,120,387	$7,937,079	$1,570,172

Equity investments:
Consumer products	$2	$2	$-	$-	$2	$2
Equity mutual funds	2,449	962	-	-	2,449	962
Total equity investments	$2,451	$964	$-	$-	$2,451	$964

Total number of securities in an unrealized loss position		1,956		571		2,524

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Fixed maturity investments - Total unrealized losses decreased by $840,160 and the total number of securities in an unrealized loss position decreased by 2,010, or 80%, from December 31, 2008 to December 31, 2009.  This significant decrease in unrealized losses was across most asset classes and reflects overall recovery in market liquidity and tightening of credit spreads, although the economic uncertainty in these markets still remains.

Unrealized losses on corporate fixed maturity investments decreased by $398,761 from December 31, 2008 to December 31, 2009.  The valuation of these securities has been significantly influenced by market conditions with increased liquidity and tightening of credit spreads.  Management has classified these securities by sector, calculated as a percentage of total unrealized losses as follows:

	December 31,
Sector	2009	2008
Finance	77%	51%
Utility	10%	20%
Natural resources	4%	9%
Consumer	4%	8%
Transportation	2%	4%
Other	3%	8%
	100%	100%

All sectors across the corporate fixed maturity investment class had a decrease in unrealized losses.  While the proportionate percentage in the finance sector increased, the actual unrealized losses decreased by $146,978.  The finance sector has recovered more slowly than the other sectors in 2009.  At December 31, 2009, 57% of total unrealized losses on corporate debt securities (approximately $122,795 of the $216,886), were related to securities on which there has been a ratings downgrade since December 31, 2008.  Of the downgraded securities, 47% (approximately $57,135 of the $122,795) continue to be rated BBB or above.

Unrealized losses on asset-backed, residential and commercial mortgage-backed securities decreased by $283,041, $51,145, and $75,127 respectively, since December 31, 2008, generally due to tightening of credit spreads and increased market liquidity.  Although markets have improved, the continued market disruption has influenced valuations at December 31, 2009.  Unless otherwise noted below in the other-than-temporary impairment recognition section, the underlying collateral on the securities within the portfolio along with credit enhancement and/or guarantees is sufficient to expect full repayment of the principal.  See Note 7 for additional discussion regarding fair value measurements.

Future recoveries in the fair value of all available-for-sale securities will be dependent upon the return of normal market liquidity and changes in general market conditions.  While the decline in fair value has decreased, there has not yet been a full recovery in the markets and many unrealized losses have existed for longer than twelve months.  The Company believes this is attributable to general market conditions and not reflective of the financial condition of the issuer or collateral backing the securities.  The Company continually monitors its credit risk exposure to identify potential losses.

Equity investments - The decrease in unrealized losses of $507 from December 31, 2008 to December 31, 2009 is primarily due to the financial services industry.

Other-than-temporary impairment recognition - The Company adopted ASC section 320-10-65 for its fiscal quarter ended June 30, 2009.  The adoption resulted in the reclassification of the non-credit portion of previously recorded other-than-temporary impairments on securities held as of April 1, 2009.  A cumulative effect adjustment of $8,528 was recorded as an increase to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss) in the consolidated statement of stockholder’s equity.  The following table summarizes the components of the cumulative effect adjustment:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Increase in amortized cost of fixed maturity available-for-sale securities	$16,680
Change in deferred acquisition costs and value of business acquired	(3,560)
Income tax	(4,592)
Net cumulative effect	$8,528

The Company recorded other-than-temporary impairments on fixed maturity investments of $112,757, $87,886 and $34,485 during the years ended December 31, 2009, 2008 and 2007, respectively.  Of the $112,757, $88,134 was credit-related other-than-temporary impairment on asset-backed securities with underlying collateral backed by home improvement loans guaranteed by Financial Guaranty Insurance Company.  During 2009, $13,422 was non-credit other-than-temporary impairment reclassified to other comprehensive income.  During 2009, all other-than-temporary impairments on fixed maturity investments were related to continuing operations.  Of the $87,886 recorded during the years ended December 31, 2008, $4,372 was related to discontinued operations and $83,514 was related to continuing operations. The Company recorded other-than-temporary impairments on equity securities of $7, $3,512 and $389 during the years ended December 31, 2009, 2008 and 2007, respectively.

The other-than-temporary impairments of fixed maturity securities where a portion was related to non-credit losses which were recognized in net realized capital gains (losses) in the consolidated statement of income, is summarized as follows:

Bifurcated credit loss balance, April 1, 2009	$43,871
Non-credit losses reclassified out of retained earnings into AOCI	(16,680)
Additions:
Initial impairments - credit loss recognized on securities not previously impaired	88,134
Bifurcated credit loss balance, December 31, 2009	$115,325

The credit loss portion on fixed maturities was determined as the difference between the securities’ amortized cost and the present value of expected future cash flows.  These expected cash flows were determined using judgment and the best information available to the Company and were discounted at the securities’ original effective interest rate.  Inputs used to derive expected cash flows included default rates, credit ratings, collateral characteristics and current levels of subordination.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Net Investment Income

The following table summarizes net investment income for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Investment income:
Fixed maturity and short-term investments	$795,323	$766,625	$782,013
Equity investments	532	1,240	2,260
Mortgage loans on real estate	85,116	73,838	66,994
Policy loans	244,140	218,687	205,772
Limited partnership interests	2,514	2,601	10,887
Interest on funds withheld balances under reinsurance agreements	18,779	14,413	21,199
Change in fair value of an embedded derivative contained in a reinsurance agreement	-	-	(5,521)
Other, including interest income (expense) from related parties of $(331), ($444) and $5,240	16,240	14,331	71,734
	1,162,644	1,091,735	1,155,338
Investment expenses	(13,560)	(13,266)	(15,797)
Net investment income	$1,149,084	$1,078,469	$1,139,541

Realized Gains (Losses) on Investments

The following table summarizes net realized gains (losses) on investments for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Net realized gains (losses):
Fixed maturity and short-term investments	$(58,208)	$(30,797)	$(9,570)
Equity investments	7	(4,162)	(48)
Mortgage loans on real estate	1,091	2,568	3,202
Limited partnership interests	-	1,112	(38)
Other	(4,258)	9,583	590
Provision for mortgage impairments, net of recoveries	(6,172)	-	3,836
Net realized gains (losses) on investments	$(67,540)	$(21,696)	$(2,028)

Included in net investment income are unrealized gains (losses) in the amounts of $4,749, ($969) and ($205) on held-for-trading fixed maturity investments still held at December 31, 2009, 2008 and 2007, respectively.

Included in net investment income and net realized gains (losses) on investments are amounts allocable to the participating fund account.  This allocation is based upon the activity in a specific block of invested assets that are segmented for the benefit of the participating fund account.  The amounts of net investment income allocated to the participating fund account were $4,799, $4,823 and $373,244 for the years ended December 31, 2009, 2008 and 2007, respectively.  The amounts of net realized gains (losses) allocated to the participating fund account were $234, $177 and ($4,669) for the years ended December 31, 2009, 2008 and 2007, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

7.  Fair Value Measurements

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2009 and 2008:

	December 31, 2009		December 31, 2008
Assets	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Fixed maturities and short-term investments	$14,546,467	$14,546,467	$12,378,740	$12,378,740
Mortgage loans on real estate	1,554,132	1,570,217	1,380,101	1,373,015
Equity investments	25,679	25,679	17,790	17,790
Policy loans	3,971,833	3,971,833	3,979,094	3,979,094
Other investments	24,312	50,159	31,992	58,600
Derivative instruments	23,150	23,150	92,713	92,713
Collateral under securities lending agreements	38,296	38,296	43,205	43,205
Collateral under derivative counterparty collateral agreements	4,300	4,300	-	-
Reinsurance receivable	7,018	7,018	8,144	8,144
Separate account assets	18,886,901	18,886,901	15,121,943	15,121,943

	December 31, 2009		December 31, 2008
Liabilities	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Annuity contract reserves without life contingencies	$7,167,733	$7,105,090	$6,736,101	$6,176,405
Policyholders' funds	286,175	286,175	320,320	320,320
Repurchase agreements	491,338	491,338	202,079	202,079
Commercial paper	97,613	97,613	97,167	97,167
Payable under securities lending agreements	38,296	38,296	43,205	43,205
Payable under derivative counterparty collateral agreements	4,300	4,300	-	-
Derivative instruments	3,317	3,317	-	-
Notes payable	532,319	532,319	532,307	532,307
Separate account liabilities	18,886,901	18,886,901	15,121,943	15,121,943

Fixed maturity and equity securities

The fair values for public fixed maturity and equity securities are based upon quoted market prices or estimates from independent pricing services.  However, in cases where quoted market prices are not readily available, such as for private fixed maturity investments, fair values are estimated.  To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flows calculated at current market rates on investments of similar quality and term.  Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.  The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts of the Company’s financial instruments.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Short-term investments, securities lending agreements, repurchase agreements and commercial paper

The carrying value of short-term investments, collateral and payable under securities lending agreements, repurchase agreements and commercial paper is a reasonable estimate of fair value due to their short-term nature.

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows.  A discount rate matrix is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality.  The rates selected for inclusion in the discount rate matrix reflect rates that the Company would quote if placing loans representative in size and quality to those currently in its portfolio.

Policy loans

Policy loans accrue interest at variable rates with no fixed maturity dates; therefore, estimated fair values approximate carrying values.

Other investments

Other investments include the Company’s percentage ownership of a foreclosed lease interest in aircraft.  The estimated fair value is based on the present value of anticipated lease payments plus the residual value of the aircraft.  Also included in other investments is real estate held for investment.  The estimated fair value is based on appraised value.

Derivative counterparty agreements

Included in other assets and other liabilities at December 31, 2009 is cash collateral received from counterparties and the obligation to return the cash collateral to the counterparties.

Derivative instruments

Included in other assets at December 31, 2009 and 2008 are derivative financial instruments in the amounts of $23,150 and $92,713, respectively.  Included in other liabilities at December 31, 2009 and 2008 are derivative financial instruments in the amounts of $3,317 and $0, respectively.  The estimated fair values of over-the-counter derivatives, primarily consisting of interest rate swaps and interest rate swaptions which are held for other than trading purposes, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates, counterparty credit risk and other relevant factors.  Counterparty credit risk was evaluated and adjusted accordingly at both December 31, 2009 and 2008.

Reinsurance receivable

The carrying value of the reinsurance receivable is a reasonable estimate of fair value due to their short-term nature.

Annuity contract benefits without life contingencies

The estimated fair values of annuity contract benefits without life contingencies are estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for credit risk.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Policyholders’ funds

The estimated fair values of policyholders’ funds are the same as the carrying amounts since the Company can change the interest crediting rates with thirty days notice.

Notes payable

The estimated fair values of the notes payable to GWL&A Financial are based upon discounted cash flows at current market rates on high quality investments.

Separate account assets and liabilities

Separate account assets and liabilities are adjusted to net asset value on a daily basis, which approximates fair value.

Fair value hierarchy

The Company’s assets and liabilities recorded at fair value have been categorized based upon the following fair value hierarchy:

•    Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access.  Financial assets and liabilities utilizing Level 1 inputs include actively exchange-traded equity securities.

•    Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.  The fair values for some Level 2 securities were obtained from a pricing service.  The list of inputs used by the pricing service is reviewed on a quarterly basis.  The pricing service inputs include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, offers and reference data.  Level 2 securities include those priced using a matrix which are based on credit quality and average life, U.S. government and agency securities, restricted stock, some private equities, certain fixed maturity investments and some over-the-counter derivatives.  See Note 6 for further discussions of derivatives and their impact on the Company’s consolidated financial statements.

•    Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability.  The prices of the majority of Level 3 securities were obtained from single broker quotes and internal pricing models.  Financial assets and liabilities utilizing Level 3 inputs include certain private equity, fixed maturity and over-the-counter derivative investments.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety.  The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability measurement in its entirety.  The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
	December 31, 2009
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities, available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$2,038,794	$-	$2,038,794
Obligations of U.S. states and their subdivisions	-	1,363,851	-	1,363,851
Foreign governments	-	465	-	465
Corporate debt securities	-	6,940,809	188,936	7,129,745
Asset-backed securities	-	1,495,680	392,365	1,888,045
Residential mortgage-backed securities	-	771,063	-	771,063
Commercial mortgage-backed securities	-	617,860	58,270	676,130
Collateralized debt obligations	-	47,991	1,729	49,720
Total fixed maturities available-for-sale	-	13,276,513	641,300	13,917,813
Fixed maturities, held for trading:
U.S. government direct obligations and U.S. agencies	-	39,112	-	39,112
Corporate debt securities	-	50,128	-	50,128
Asset-backed securities	-	42,717	-	42,717
Commercial mortgage-backed securities	-	8,217	-	8,217
Total fixed maturities held for trading	-	140,174	-	140,174
Equity investments available-for-sale:
Consumer products	68	-	-	68
Equity mutual funds	20,277	505	-	20,782
Airline industry	4,829	-	-	4,829
Total equity investments	25,174	505	-	25,679
Short-term investments available-for-sale	55,557	432,923	-	488,480
Collateral under securities lending agreements	38,296	-	-	38,296
Other assets 1	-	23,150	-	23,150
Separate account assets 2	11,039,441	7,303,499	9,960	18,352,900
Total assets	$11,158,468	$21,176,764	$651,260	$32,986,492

Liabilities
Total liabilities 1	$-	$-	$3,317	$3,317

1	Includes derivative financial instruments.
2	Includes only separate account investments which are carried at the fair value of the underlying invested assets owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 Financial Assets and Liabilities
	Year Ended December 31, 2009
	Fixed maturities available-for sale: U.S government and U.S. agencies	Fixed maturities available-for-sale: corporate debt securities	Fixed maturities available-for-sale: asset- backed securities	Fixed maturities available-for-sale: commercial mortgage-backed securities	Fixed maturities available-for-sale: collateralized debt obligations	Other assets and liabilities 1	Separate accounts
Balance, January 1, 2009	$14,711	$203,975	$521,351	$55,321	$213	$3,224	$532
Realized and unrealized gains and losses:
Gains (losses) included in net income	-	(2,597)	(84,990)	-	-	-	-
Gains (losses) included in other comprehensive income (loss)	2,227	47,030	178,951	3,281	1,592	(6,541)	1,902
Purchases, issuances and settlements	(256)	(52,008)	(124,017)	(332)	(12,027)	-	7,526
Transfers in (out) of Level 3	(16,682)	(7,464)	(98,930)	-	11,951	-	-
Balance, December 31, 2009	$-	$188,936	$392,365	$58,270	$1,729	$(3,317)	$9,960
Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2009	$-	$-	$-	$-	$-	$-	$-

1  Includes derivative financial instruments.

Realized and unrealized gains and losses due to the changes in fair value on assets classified as Level 3 included in net income for the year ended December 31, 2009 are as follows:

	Year Ended December 31, 2009
	Net realized gains (losses) on investments	Net investment income
Realized and unrealized gains and losses included in net income for the period	$(87,587)	$-

Non-recurring fair value measurements - At December 31, 2009, the Company held $1,900 of cost basis in other assets comprised of head office properties which were impaired during the year.  The property was recorded at estimated fair value and represents a non-recurring fair value measurement.  The estimated fair value was categorized as Level 2 since the fair value was based on an independent third party appraisal.  The Company has no liabilities measured at fair value on a non-recurring basis at December 31, 2009.

8.  Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts.  The Company retains a maximum liability in the amount of $3,500 of coverage per individual life.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders.  The failure of reinsurers to honor their obligations could result in losses to the Company.  The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.  At December 31, 2009 and 2008, the reinsurance receivables had carrying values in the amounts of $573,963 and $546,491, respectively.  Included in these amounts are $452,510 and $425,369 at December 31, 2009 and 2008, respectively, associated with reinsurance agreements with related parties.  At December 31, 2009 and 2008, 71% and 69% of the total reinsurance receivable was due from CLAC, respectively.  There were no allowances for potential uncollectible reinsurance receivables at either December 31, 2009 or 2008.  Included within life insurance in the tables below is a small portion of Healthcare business as discussed in Note 17.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following tables summarize life insurance in-force and total premium income at, and for the year ended, December 31, 2009:

	Life Insurance In-Force
	Individual	Group	Total
Written and earned direct	$50,468,445	$33,398,994	$83,867,439
Reinsurance ceded	(11,468,482)	-	(11,468,482)
Reinsurance assumed	86,580,158	-	86,580,158
Net	$125,580,121	$33,398,994	$158,979,115

Percentage of amount assumed to net	68.9%	0.0%	54.5%

	Premium Income

	Life Insurance	Annuities	Total
Written and earned direct	$431,585	$3,039	$434,624
Reinsurance ceded	(48,687)	(74)	(48,761)
Reinsurance assumed	174,389	-	174,389
Net	$557,287	$2,965	$560,252

The following tables summarize life insurance in-force and total premium income at, and for the year ended, December 31, 2008:

	Life Insurance In-Force
	Individual	Group	Total
Written and earned direct	$51,109,750	$32,332,557	$83,442,307
Reinsurance ceded	(11,655,940)	-	(11,655,940)
Reinsurance assumed	91,066,830	-	91,066,830
Net	$130,520,640	$32,332,557	$162,853,197

Percentage of amount assumed to net	69.8%	0.0%	55.9%

	Premium Income

	Life Insurance	Annuities	Total
Written and earned direct	$371,952	$(1,153)	$370,799
Reinsurance ceded	(37,035)	(141)	(37,176)
Reinsurance assumed	189,908	1,605	191,513
Net	$524,825	$311	$525,136

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following table summarizes total premium income for the year ended, December 31, 2007:

	Premium Income

	Life Insurance	Annuities	Total
Written and earned direct	$317,339	$5,058	$322,397
Reinsurance ceded	(1,406,752)	(25,608)	(1,432,360)
Reinsurance assumed	252,645	51	252,696
Net	$(836,768)	$(20,499)	$(857,267)

9.  Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”) for the years ended December 31, 2009, 2008 and 2007:

	DAC	VOBA	Total
Balance, January 1, 2007	$451,215	$53,919	$505,134
Capitalized additions	73,062	-	73,062
Amortization and writedowns	(128,575)	(6,995)	(135,570)
Unrealized investment (gains) losses	1,121	118	1,239
Purchase accounting adjustment	-	(563)	(563)
Balance, December 31, 2007	396,823	46,479	443,302
Capitalized additions	65,108	-	65,108
Amortization and writedowns	(55,551)	2,852	(52,699)
Unrealized investment (gains) losses	251,940	6,380	258,320
Balance, December 31, 2008	658,320	55,711	714,031
Capitalized additions	80,977	-	80,977
Amortization and writedowns	(64,837)	(1,161)	(65,998)
Unrealized investment (gains) losses	(242,085)	(5,881)	(247,966)
Balance, December 31, 2009	$432,375	$48,669	$481,044

The estimated future amortization of VOBA for the years ended December 31, 2010 through December 31, 2014 is as follows:

Year Ended December 31,	Amount
2010	$2,213
2011	2,421
2012	2,699
2013	2,929
2014	3,119

10.  Goodwill and Other Intangible Assets

The balances of and changes in goodwill, all of which is within the Retirement Services segment, for the years ended December 31, 2009 and 2008 are as follows:

Balance, January 1, 2008	$101,655
Purchase price accounting adjustment	3,600
Balance, December 31, 2008 and 2009	$105,255

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following tables summarize other intangible assets, all of which are within the Retirement Services segment, as of December 31, 2009 and 2008:

	December 31, 2009
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(10,039)	$26,275
Preferred provider agreements	7,970	(4,613)	3,357
Total	$44,284	$(14,652)	$29,632

	December 31, 2008
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(7,249)	$29,065
Preferred provider agreements	7,970	(3,211)	4,759
Total	$44,284	$(10,460)	$33,824

Amortization expense for other intangible assets included in general insurance expenses was $4,192, $4,725 and $4,699 for the years ended December 31, 2009, 2008 and 2007, respectively.  Except for goodwill, the Company has no intangible assets with indefinite lives.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2010 through December 31, 2014 is as follows:

Year Ended December 31,	Amount
2010	$3,996
2011	3,793
2012	3,590
2013	3,410
2014	3,215

11.  Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility (See Note 20).

The following table provides information regarding the Company’s commercial paper program at December 31, 2009 and 2008:

	December 31,
	2009	2008
Commercial paper outstanding	$97,613	$97,167
Maturity range (days)	7 - 20	6 - 28
Interest rate range	0.3%- 0.4%	0.6% - 2.4%

12.  Stockholder’s Equity and Dividend Restrictions

At December 31, 2009 and 2008, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which were issued or outstanding at either date.  In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2009 and 2008.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

GWLA’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners, for the years ended December 31, 2009, 2008 and 2007 are as follows:

	Year Ended December 31,
	2009	2008	2007
	(Unaudited)
Net income	$282,033	$247,957	$562,309
Capital and surplus	1,375,267	901,429	1,846,170

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.  During the years ended December 31, 2009, 2008 and 2007, the Company paid dividends in the amounts of $24,682, $1,772,293 and $604,983, respectively, to its parent company, GWL&A Financial.  Dividends paid during 2008 were paid in part using the proceeds received from the sale of the Company’s Healthcare business as discussed in Note 3.

The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations.  Unaudited statutory capital and surplus and net gain from operations at and for the year ended December 31, 2009 were $1,375,267 and $337,553, respectively.  GWLA may pay up to $337,553 (unaudited) of dividends during the year ended December 31, 2010 without the prior approval of the Colorado insurance commissioner.  Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

13.  Other Comprehensive Income

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2009:

	Year Ended December 31, 2009
	Before-tax	Tax (Expense)	Net-of-tax
	Amount	Benefit	Amount
Unrealized holding gains (losses) arising during the year on available-for-sale fixed maturity investments	$1,174,693	$(411,143)	$763,550
Net changes during the year related to cash flow hedges	(57,218)	20,027	(37,191)
Reclassification adjustment for (gains)losses realized in net income	71,473	(25,016)	46,457
Net unrealized gains (losses)	1,188,948	(416,132)	772,816
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(250,468)	87,664	(162,804)
Net unrealized gains (losses)	938,480	(328,468)	610,012
Employee benefit plan adjustment	43,797	(15,329)	28,468
Other comprehensive income (loss)	$982,277	$(343,797)	$638,480

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2008:

	Year Ended December 31, 2008
	Before-tax	Tax (Expense)	Net-of-tax
	Amount	Benefit	Amount
Unrealized holding gains (losses) arising during the year on available-for-sale fixed maturity investments	$(1,431,239)	$496,555	$(934,684)
Net changes during the year related to cash flow hedges	85,494	(29,923)	55,571
Reclassification adjustment for (gains)losses realized in net income	38,978	(10,989)	27,989
Net unrealized gains (losses)	(1,306,767)	455,643	(851,124)
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	254,180	(88,963)	165,217
Net unrealized gains (losses)	(1,052,587)	366,680	(685,907)
Employee benefit plan adjustment	(115,766)	40,518	(75,248)
Other comprehensive income (loss)	$(1,168,353)	$407,198	$(761,155)

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2007:

	Year Ended December 31, 2007
	Before-tax	Tax (Expense)	Net-of-tax
	Amount	Benefit	Amount
Unrealized holding gains (losses) arising during the year on available-for-sale fixed maturity investments	$3,833	$(1,342)	$2,491
Net changes during the year related to cash flow hedges	12,317	(4,311)	8,006
Reclassification adjustment for (gains)losses realized in net income	3,098	(1,084)	2,014
Net unrealized gains (losses)	19,248	(6,737)	12,511
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(4,013)	1,405	(2,608)
Net unrealized gains (losses)	15,235	(5,332)	9,903
Employee benefit plan adjustment	53,843	(18,845)	34,998
Other comprehensive income (loss)	$69,078	$(24,177)	$44,901

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

14.  General Insurance Expenses

The following table summarizes the components of general insurance expenses for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Compensation	$273,934	$282,502	$281,670
Commissions	114,461	118,978	128,003
Premium and other taxes	22,947	25,704	21,366
Capitalization of DAC	(80,977)	(65,108)	(73,062)
Depreciation and amortization	15,603	19,240	22,362
Rent, net of sublease income	6,767	3,875	5,752
Other	76,408	44,504	46,335
Total general insurance expenses	$429,143	$429,695	$432,426

15.  Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement Plans - The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999.  Pension benefits are based principally on an employee’s years of service and compensation levels near retirement.  The Company’s policy for funding the defined benefit pension plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible.  The medical plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate.  The Company’s policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

The Company also provides supplemental executive retirement plans to certain key executives.  These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation.  The Company has purchased individual life insurance policies with respect to each employee covered by this plan.  The Company is the owner and beneficiary of the insurance contracts.

Prior to the adoption of the measurement provisions of ASC topic 715 for its year ended December 31, 2008, the Company utilized a November 30 measurement date for the Defined Benefit Pension and Post-Retirement Medical plans.  Upon adoption of the measurement provision of ASC topic 715, the Company changed the measurement date to correspond to the end of its fiscal year, December 31.  The impact of adopting the measurement date provisions of ASC 715 was a decrease to stockholder’s equity of $206.  Prepaid benefit costs and intangible assets are included in other assets and accrued benefit costs and unfunded status amounts are included in other liabilities in the accompanying consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the under funded status for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans as of the years ended December 31, 2009 and 2008:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2009	2008	2009	2008	2009	2008	2009	2008
Change in projected benefit obligation:
Benefit obligation, January 1	$303,383	$278,246	$16,483	$26,207	$45,765	$41,676	$365,631	$346,129
Service cost	4,087	5,743	680	1,263	717	665	5,484	7,671
Interest cost	19,135	18,356	709	1,254	2,856	2,735	22,700	22,345
Actuarial (gain) loss	2,253	23,200	(5,129)	(2,327)	(2,517)	3,578	(5,393)	24,451
Regular benefits paid	(10,580)	(10,217)	(607)	(1,344)	(2,391)	(1,761)	(13,578)	(13,322)
Special termination benefits	-	-	-	-	-	2,053	-	2,053
Curtailments	-	(14,165)	-	(8,855)	-	(3,181)	-	(26,201)
Other	-	2,220	-	285	-	-	-	2,505
Benefit obligation, December 31	$318,278	$303,383	$12,136	$16,483	$44,430	$45,765	$374,844	$365,631

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2009	2008	2009	2008	2009	2008	2009	2008
Change in plan assets:
Value of plan assets, January 1	$201,970	$274,452	$-	$-	$-	$-	$201,970	$274,452
Actual return (loss) on plan assets	47,188	(73,765)	-	-	-	-	47,188	(73,765)
Employer contributions	12,500	11,500	607	1,344	2,391	1,761	15,498	14,605
Benefits paid	(10,580)	(10,217)	(607)	(1,344)	(2,391)	(1,761)	(13,578)	(13,322)
Value of plan assets, December 31	$251,078	$201,970	$-	$-	$-	$-	$251,078	$201,970

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2009	2008	2009	2008	2009	2008	2009	2008
Funded (under funded) status at December 31	$(67,200)	$(101,413)	$(12,136)	$(16,483)	$(44,430)	$(45,765)	$(123,766)	$(163,661)

A recovery in market liquidity has resulted in improved market values for the Company’s Defined Benefit Pension Plan assets since December 31, 2008.

The following table presents amounts recognized in the consolidated balance sheets at December 31, 2009 and 2008 for the Company’s Defined Benefit Pension, Post-retirement Medical and Supplemental Executive Retirement plans:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2009	2008	2009	2008	2009	2008	2009	2008
Amounts recognized in consolidated balance sheets:
Accumulated other comprehensive (expense)income (loss)	(79,353)	(116,920)	17,964	14,925	(4,484)	(7,676)	(65,873)	(109,671)

The accumulated benefit obligation for the Defined Benefit Pension Plan was $303,352 and $289,525 at December 31, 2009 and 2008, respectively.

The following table provides information regarding amounts in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit costs at December 31, 2009:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(81,955)	$(53,271)	$6,522	$4,239	$(238)	$(155)	$(75,671)	$(49,187)
Net prior service (cost) credit	(300)	(195)	11,442	7,437	(4,246)	(2,760)	6,896	4,482
Net transition asset (obligation)	2,902	1,886	-	-	-	-	2,902	1,886
	$(79,353)	$(51,580)	$17,964	$11,676	$(4,484)	$(2,915)	$(65,873)	$(42,819)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following table provides information regarding amounts in accumulated other comprehensive income that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2010:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(6,285)	$(4,085)	$407	$265	$-	$-	$(5,878)	$(3,820)
Net prior service (cost) credit	(82)	(53)	1,650	1,072	(675)	(439)	893	580
Net transition asset (obligation)	1,514	984	-	-	-	-	1,514	984
	$(4,853)	$(3,154)	$2,057	$1,337	$(675)	$(439)	$(3,471)	$(2,256)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined benefit pension plan	Post-retirement medical plan	Supplemental executive retirement plan
2010	$10,891	$768	$2,699
2011	11,359	806	2,916
2012	12,142	810	2,913
2013	12,911	829	2,908
2014	13,742	933	2,721
2015 through 2019	88,795	5,977	18,181

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income for the years ended December 31, 2009, 2008 and 2007 includes the following components:

	Defined benefit pension plan
	2009	2008	2007
Components of net periodic (benefit) cost:
Service cost	$4,087	$5,743	$9,685
Interest cost	19,135	18,356	17,293
Expected return on plan assets	(16,073)	(20,499)	(20,166)
Amortization of transition obligation	(1,514)	(1,514)	(1,514)
Amortization of unrecognized prior service cost	88	120	218
Amortization of loss from earlier periods	10,131	679	4,877
Net periodic (benefit) cost	$15,854	$2,885	$10,393

	Post-retirement medical plan
	2009	2008	2007
Components of net periodic (benefit) cost:
Service cost	$680	$1,263	$2,050
Interest cost	709	1,254	1,489
Amortization of unrecognized prior service cost	(1,650)	(2,169)	(3,727)
Amortization of loss from earlier periods	(440)	85	651
Net periodic (benefit) cost	$(701)	$433	$463

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

	Supplemental executive retirement plan
	2009	2008	2007
Components of net periodic (benefit) cost:
Service cost	$716	$665	$1,044
Interest cost	2,856	2,735	2,589
Amortization of unrecognized prior service cost	675	814	986
Amortization of loss from earlier periods	-	-	250
Net periodic (benefit) cost	$4,247	$4,214	$4,869

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans for the years ended December 31, 2009, 2008 and 2007:

	Defined benefit pension plan
	2009	2008	2007
Discount rate	6.37%	6.40%	6.75%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	4.94%	4.94%	3.19%

	Post-retirement medical plan
	2009	2008	2007
Discount rate	6.37%	6.40%	6.75%

	Supplemental executive retirement plan
	2009	2008	2007
Discount rate	6.37%	6.40%	6.75%
Rate of compensation increase	6.00%	6.00%	6.00%

The discount rate has been set based upon the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid.  In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

Assumed healthcare cost trend rates have a significant effect on the amounts reported for the Post- Retirement Medical Plan.  For measurement purposes, an 8.00% annual rate of increase in the per capita cost of covered healthcare benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2016.

The following table presents what a one-percentage-point change would have on assumed healthcare cost trend rates:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$182	$(156)
Increase (decrease) on post-retirement benefit obligation	1,264	(1,107)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested at December 31, 2009 and 2008:

	December 31,
	2009	2008
Equity securities	65%	62%
Debt securities	33%	30%
Other	2%	8%
Total	100%	100%

The following table presents information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis as of December 31, 2009 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.  See Note 7 for a description of Level 1, Level 2 and Level 3 hierarchies and for valuation methods applied.

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis
	December 31, 2009
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Common collective trust funds	$-	$162,635	$-	$162,635
Long-term asset-backed securities	-	82,370	-	82,370
Money market funds	1,490	-	-	1,490
Preferred stock	-	88	-	88
Limited partnership interests	-	-	4,495	4,495
Total	$1,490	$245,093	$4,495	$251,078

The following tables present additional information about assets and liabilities of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Limited partnership interests	Long-term asset-backed securities	Total
Balance, December 31, 2008	$2,750	$3,627	$6,377
Actual return on plan assets:
Relating to assets held at the reporting date	142	-	142
Purchases, sales and settlements	1,603	-	1,603
Transfers in (out) of Level 3	-	(3,627)	(3,627)
Balance, December 31, 2009	$4,495	$-	$4,495

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses.  Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns.  Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The Defined Benefit Pension Plan utilizes various investment securities.  Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk and overall market volatility.  Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2010:

December 31, 2010
Equity securities	25% - 75%
Debt securities	25% - 75%
Other	0% - 15%

Management estimates the value of these investments will be recoverable.  The Company does not expect any plan assets to be returned to it during the year ended December 31, 2010.  The Company made contributions in the amounts of $12,500 and $11,500 to its Defined Benefit Pension Plan during the years ended December 31, 2009 and 2008, respectively.  The Company expects to contribute approximately $768 to its Post-Retirement Medical Plan and $2,699 to its Supplemental Executive Retirement Plan during the year ended December 31, 2010.  The Company will make a contribution at least equal to the minimum contribution of $3,600 to its Defined Benefit Pension Plan during the year ended December 31, 2010.

During the second quarter of 2008, the Company recorded defined benefit pension plan costs of $672, post-retirement medical plan benefits of $19,346 and supplemental executive retirement plan costs of $1,833 as adjustments to income from discontinued operations due to plan curtailments related to the sale of the Healthcare segment.

Other employee benefit plans - The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 50% of base compensation.  The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999.  For all other employees, the Company matches 50% of the first 8% of participant pre-tax contributions.  Company contributions for the years ended December 31, 2009, 2008 and 2007 were $5,006, $7,384 and $9,573, respectively.

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program.  Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred.  The program is not qualified under Section 401 of the Internal Revenue Code.  Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $15,286 and $16,752 at December 31, 2009 and 2008, respectively.  The participant deferrals earned interest at the average rates of 6.93% and 7.06% during the years ended December 31, 2009 and 2008, respectively.  The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 6.37% to 8.30% for retired participants.  Interest expense related to this plan was $1,110, $1,224 and $1,261 for the years ended December 31, 2009, 2008 and 2007, respectively, and is included in general insurance expenses in the consolidated statements of income.

The Company has a deferred compensation plan for select sales personnel with the opportunity to participate in an unfunded deferred compensation program.  Under this program, participants may defer compensation and earn interest on the amounts deferred.  The program is not qualified under Section 401 of the Internal Revenue Code.  Effective January 1, 2005, this program no longer accepted participant deferrals.  Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $3,772 and $4,369 at December 31, 2009 and 2008, respectively.  The participant deferrals earned interest at the average rate of 4.4% and 4.5% during the years ended December 31, 2009 and 2008, respectively.  The interest rate is based on an annual rate determined by the Company.  The interest expense related to this plan was $187, $233 and $258 for the years ended December 31, 2009, 2008 and 2007, respectively, and is included in general insurance expense in the consolidated statements of income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals.  Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions.  The program is not qualified under Section 401 of the Internal Revenue Code.  Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $12,240 and $9,238 at December 31, 2009 and 2008, respectively.  Unrealized gains (losses) on invested participant deferrals were $2,053, ($3,709) and $997 for the years ended December 31, 2009, 2008 and 2007, respectively.

16.  Federal Income Taxes

The provision for income taxes from continuing operations is comprised of the following:

	Year Ended December 31, 2009
	2009	2008	2007
Current	$(47,842)	$14,828	$60,813
Deferred	93,950	81,010	57,978
Total income tax provision from continuing operations	$46,108	$95,838	$118,791

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate from continuing operations for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(4.9%)	(1.4%)	(1.6%)
Tax credits	(4.9%)	(2.5%)	(2.8%)
State income taxes, net of federal benefit	(2.8%)	1.1%	0.5%
Provision for policyholders' share of earnings on participating business	0.3%	(13.2%)	2.0%
Prior period adjustment	1.7%	(0.3%)	1.4%
Income tax contingency provisions	0.9%	1.0%	2.0%
Other, net	2.1%	(2.0%)	(3.4%)
Effective federal income tax rate from continuing operations	27.4%	17.7%	33.1%

Included above in the provision for policyholder’s share of earnings on participating business is the income tax effect of the $207,785 decrease in undistributed earnings on participating business as discussed in Note 4.

The Company adopted the income tax contingency provisions contained in ASC topic 740 on January 1, 2007.  As a result of the adoption of these provisions, the Company recognized an $87,427 increase in the liability for unrecognized tax benefits, of which $6,195 was accounted for as a reduction to the January 1, 2007 balance of retained earnings.  The Company recognized increases in unrecognized tax benefits of $24,843 and $6,600 during the tax years ended December 31, 2009 and 2008, respectively.  During the twelve months ended December 31, 2009, the Company recognized an increase of $21,268 in the current period unrecognized tax benefits relating to changes in the composition of the consolidated tax group.  Because of the impact of deferred tax accounting, the increase in the unrecognized tax benefit does not effect the effective tax rate.  The Company anticipates additional increases in its unrecognized tax benefits of $18,000 to $20,000, in the next twelve months, due to changes in the composition of the consolidated group.  The Company does not anticipate that this increase in its unrecognized tax benefit will impact the effective tax rate.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

A reconciliation of unrecognized tax benefits for the years ended December 31, 2009 and 2008 is as follows:

Balance, January 1, 2008	$61,286
Additions for tax positions in the current year	6,600
Reductions for tax positions in current year	(1,935)
Additions for tax positions in prior years	17,349
Reductions for tax positions in prior years	(23,221)
Balance, December 31, 2008	60,079
Additions for tax positions in the current year	24,843
Reductions for tax positions in current year	(2,670)
Reductions for tax positions in prior years	(862)
Balance, December 31, 2009	$81,390

Included in the unrecognized tax benefits of $81,390 at December 31, 2009 was $5,351 of tax benefits that, if recognized, would increase the annual effective tax rate.  Also included in the balance at December 31, 2009 is $76,039 of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.  Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense.  The Company recognized approximately $2,430, $6,916 and $1,300 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2009, 2008 and 2007, respectively.  The Company had approximately $14,978 and $12,548 accrued for the payment of interest and penalties at December 31, 2009 and 2008, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years 2004 and prior.  Tax years 2005, 2006, 2007 and 2008 are open to federal examination by the Internal Revenue Service (the “I.R.S.”).  The Company is currently under federal examination by the I.R.S. for the 2005 tax year.  The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities.  The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2009 and 2008, are as follows:

	December 31,
	2009		2008
	Deferred	Deferred	Deferred	Deferred
	Tax Asset	Tax Liability	Tax Asset	Tax Liability
Policyholder reserves	$-	$278,700	$-	$105,049
Deferred acquisition costs	-	168,255	-	144,069
Investment assets	244,168	-	542,104	-
Policyholder dividends	19,861	-	20,298	-
Net operating loss carryforward	212,635	-	267,074	-
Pension plan accrued benefit liability	21,330	-	39,571	-
Goodwill	-	22,426	-	19,833
Experience rated refunds	87,397	-	29,086	-
Other	9,868	-	-	51,383
Total deferred taxes	$595,259	$469,381	$898,133	$320,334

Amounts presented for investment assets above include $58,348 and $400,339 related to the net unrealized losses (gains) on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2009 and 2008, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return.  Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company has federal net operating loss carry forwards generated by a subsidiary that files an income tax return separate from the Lifeco U.S. consolidated federal income tax return.  As of December 31, 2009, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2020	$170,077
2021	113,002
2022	136,796
2023	81,693
Total	$501,568

Included in due from parent and affiliates at December 31, 2009 and 2008 is $177,716 and $37,097, respectively, of income taxes receivable from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries.  Included in the consolidated balance sheets at December 31, 2009 and 2008 is $34,905 and $31,205 of income taxes receivable in other assets related to the separate federal income tax returns filed by certain subsidiaries, state income tax returns and unrecognized tax benefits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

17.  Segment Information

The Company has three reportable segments: Individual Markets, Retirement Services and Other.  The Individual Markets segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels.  Life insurance products in-force include participating and non-participating term life, whole life, universal life and variable universal life.  The Retirement Services segment provides retirement plan enrollment services, communication materials, various retirement plan investment options and educational services to employer-sponsored defined contribution/defined benefit plans and 401(k) and 403(b) plans, as well as comprehensive administrative and record-keeping services for financial institutions and employers.  The Company’s Other segment includes corporate items not directly allocated to any of its other business segments, interest expense on long-term debt and the activities of a wholly owned subsidiary whose sole business is the assumption of a certain block of term life insurance from an affiliated company.

As discussed in Note 3, substantially all of the Company’s former Healthcare segment has been sold and reclassified as discontinued operations and, accordingly, is no longer reported as a separate business segment.  The Company retained a small portion of its Healthcare business and reports it within its Individual Markets segment.  The segment reporting for prior periods has been restated to reflect these changes in business segments.

The accounting policies of each of the reportable segments are the same as those described in Note 1.  The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes.  Inter-segment transactions and balances have been eliminated in consolidation.  The Company’s operations are not materially dependent on one or a few customers, brokers or agents.

The following tables summarize segment financial information for the year ended and as of December 31, 2009:

	Year Ended December 31, 2009
	Individual	Retirement
	Markets	Services	Other	Total
Revenue:
Premium income	$428,142	$2,949	$129,161	$560,252
Fee income	49,845	331,242	5,114	386,201
Net investment income	718,040	383,446	47,598	1,149,084
Net realized losses on investments	(38,382)	(23,239)	(5,919)	(67,540)
Total revenues	1,157,645	694,398	175,954	2,027,997
Benefits and expenses:
Policyholder benefits	982,465	231,648	112,691	1,326,804
Operating expenses	101,662	360,164	70,823	532,649
Total benefits and expenses	1,084,127	591,812	183,514	1,859,453
Income (loss) from continuing operations before income taxes	73,518	102,586	(7,560)	168,544
Income tax expense	18,830	27,366	(88)	46,108
Income (loss) from continuing operations	$54,688	$75,220	$(7,472)	$122,436

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

	December 31, 2009
	Individual	Retirement
	Markets	Services	Other	Total
Assets:
Investments	$11,907,136	$7,101,489	$1,367,403	$20,376,028
Other assets	1,430,349	853,069	164,260	2,447,678
Separate account assets	4,598,607	14,288,294	-	18,886,901
Assets from continuing operations	17,936,092	22,242,852	1,531,663	41,710,607
Assets from discontinued operations	-	-	-	87,719
Total assets	$17,936,092	$22,242,852	$1,531,663	$41,798,326

The following tables summarize segment financial information for the year ended and as of December 31, 2008:

	Year Ended December 31, 2008
	Individual	Retirement
	Markets	Services	Other	Total
Revenue:
Premium income	$377,525	$2,291	$145,321	$525,137
Fee income	55,852	368,536	4,833	429,221
Net investment income	692,193	351,585	34,691	1,078,469
Net realized gains (losses) on investments	(11,500)	(10,165)	(31)	(21,696)
Total revenues	1,114,070	712,247	184,814	2,011,131
Benefits and expenses:
Policyholder benefits	889,967	229,948	(172,327)	947,588
Operating expenses	108,702	324,500	88,996	522,198
Total benefits and expenses	998,669	554,448	(83,331)	1,469,786
Income from continuing operations before income taxes	115,401	157,799	268,145	541,345
Income tax expense	35,846	41,023	18,969	95,838
Income from continuing operations	$79,555	$116,776	$249,176	$445,507

	December 31, 2008
	Individual	Retirement
	Markets	Services	Other	Total
Assets:
Investments	$10,653,738	$5,935,760	$1,492,175	$18,081,673
Other assets	1,678,000	934,902	235,023	2,847,925
Separate account assets	4,718,758	10,403,185	-	15,121,943
Assets from continuing operations	17,050,496	17,273,847	1,727,198	36,051,541
Assets from discontinued operations	-	-	-	124,089
Total assets	$17,050,496	$17,273,847	$1,727,198	$36,175,630

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following table summarizes segment financial information for the year ended December 31, 2007:

	Year Ended December 31, 2007
	Individual	Retirement
	Markets	Services	Other	Total
Revenue:
Premium income	$(1,027,417)	$4,729	$165,421	$(857,267)
Fee income	69,535	388,959	4,771	463,265
Net investment income	759,037	350,382	30,122	1,139,541
Net realized gains (losses) on investments	(8,081)	4,885	1,168	(2,028)
Total revenues	(206,926)	748,955	201,482	743,511
Benefits and expenses:
Policyholder benefits	(577,592)	224,413	128,315	(224,864)
Operating expenses	190,721	338,677	80,311	609,709
Total benefits and expenses	(386,871)	563,090	208,626	384,845
Income (loss) from continuing operations before income taxes	179,945	185,865	(7,144)	358,666
Income tax expense	59,863	58,474	454	118,791
Income (loss) from continuing operations	$120,082	$127,391	$(7,598)	$239,875

18.  Share-Based Compensation

Lifeco, of which the Company is an indirect wholly-owned subsidiary, has a stock option plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company.  Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant.  Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options.  The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant and expiring ten years from the date of grant.  Lifeco did not grant stock options to employees of the Company during the year ended December 31, 2009.

The following table presents information regarding the share-based compensation expense the Company recognized during the years ended December 31, 2009, 2008 and 2007.  Share-based compensation expense of continuing operations is included in general insurance expenses in the consolidated statements of income.  Share-based compensation expense of discontinued operations is included in income from discontinued operations in the consolidated statements of income.

	Year ended December 31,
	2009	2008	2007
Continuing operations	$2,181	$3,143	$3,816
Discontinued operations	-	1,980	-
	$2,181	$5,123	$3,816

The Lifeco plan contains a provision that permits a retiring option holder with unvested stock options on the date of retirement to continue to vest in them after retirement for a period of up to five years.  Upon the retirement of an option holder with unvested options, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.  At December 31, 2009, the Company had $2,632, net of estimated forfeitures, of unrecognized share-based compensation costs, which will be recognized in its earnings through 2015.  The weighted-average period over which these costs will be recognized in earnings is 2.1 years.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding at December 31, 2009.  The options granted relate to underlining stock traded in Canadian dollars on the Toronto Stock Exchange, therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted Average
	Shares Under Option	Exercise Price (Whole Dollars)	Remaining Contractual Term (Years)	Aggregate Intrinsic Value 1
Outstanding, January 1, 2009	4,317,541	$19.47
Exercised	(572,239)	11.67
Outstanding, December 31, 2009	3,745,302	24.30	4.8	15,247

Vested and expected to vest,
December 31, 2009	3,739,342	$24.29	4.8	$15,247

Exercisable, December 31, 2009	2,828,902	$21.96	3.9	$15,247

¹  The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2009 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents other information regarding stock options under the Lifeco plan during the year ended December 31, 2009:

Year Ended
December 31, 2009
Intrinsic value of options exercised 1	$7,039
Fair value of options vested	1,361

¹  The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

19.  Obligations Relating to Debt and Leases

The Company enters into operating leases primarily for the rental of office space.  The following table shows, as of December 31, 2009, scheduled related party debt principal repayments and minimum annual rental commitments for operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years ended December 31, 2010 through 2014 and thereafter:

Year Ended December 31,	Related Party Notes	Operating Leases	Total Debt and Lease Obligations
2010	$-	$11,872	$11,872
2011	-	4,315	4,315
2012	-	3,329	3,329
2013	-	2,018	2,018
2014	-	2,941	2,941
Thereafter	528,400	1,227	529,627

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

20.  Commitments and Contingencies

The Company is one of two defendants in an action filed in the Colorado District Court for Arapahoe County, Colorado by a disease management vendor in an action relating to its healthcare business (which was sold to Connecticut General Life Insurance Company in a transaction that closed on April 1, 2008).  The plaintiff alleges that the Company breached a contract with it and engaged in tortious conduct, for which the plaintiff seeks both compensatory and punitive damages.  The Company believes it has meritorious defenses against the plaintiff’s claims and is vigorously contesting them.  The Company’s motion for partial summary judgment is pending.  The lawsuit is scheduled for trial commencing March 1, 2010.

The extent of the losses beyond any amounts that may be accrued is not readily determinable at this time.  However, based on facts and circumstances presently known, in the opinion of management, an unfavorable outcome will not materially affect the equity of the Company, although its results of discontinued operations may be adversely affected.

The Company is involved in various other legal proceedings that arise in the ordinary course of its business.  In the opinion of management, after consultation with counsel, the resolution of these proceedings are not expected to have a material adverse effect on the Company’s consolidated financial position or the results of its operations.

The Company has entered into a corporate credit facility agreement in the amount of $50,000 for general corporate purposes.  The credit facility matures on May 26, 2010.  Interest accrues at a rate dependent upon various conditions and terms of borrowings.  The agreement requires, among other things, the Company to maintain a minimum adjusted statutory net worth of $900,000 plus 50% of its statutory net income, if positive, for each quarter ending after June 30, 2008.  The Company had no borrowings under the credit facility at either December 31, 2009 or 2008 and was in compliance with all covenants.

The Company makes commitments to fund partnership interests and other investments in the normal course of its business.  The amounts of these unfunded commitments at December 31, 2009 and 2008 were $126,882 and $49,334, respectively, all of which is due within one year from the dates indicated.

21.  Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s consolidated financial statements through February 19, 2010, the date on which the Company’s consolidated financial statements were issued.  No subsequent event has occurred requiring its recognition or disclosure in the Company’s consolidated financial statements.

On February 8, 2010, the Company’s Board of Directors declared a dividend in the amount of $66,000 to be paid during the first quarter of 2010.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Schedule III
Supplemental Insurance Information
(In Thousands)

	As of and for the year ended December 31, 2009
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$174,360	$258,015	$-	$432,375
Future policy benefits, losses, claims and expenses	11,598,641	6,994,319	341,688	18,934,648
Unearned premium reserves	37,912	-	-	37,912
Other policy claims and benefits payable	689,377	319	28,349	718,045
Premium income	428,142	2,949	129,161	560,252
Net investment income	718,040	383,446	47,598	1,149,084
Benefits, claims, losses and settlement expenses	982,465	231,648	112,691	1,326,804
Amortization of deferred acquisition costs	16,221	48,616	-	64,837
Other operating expenses	85,441	311,548	70,823	467,812

	As of and for the year ended December 31, 2008
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$255,148	$403,172	$-	$658,320
Future policy benefits, losses,claims and expenses (1)	11,181,058	6,568,078	320,641	18,069,777
Unearned premium reserves (1)	35,871	-	-	35,871
Other policy claims and benefits payable	657,352	306	25,264	682,922
Premium income	377,525	2,291	145,321	525,137
Net investment income	692,193	351,585	34,691	1,078,469
Benefits, claims, losses and settlement expenses	889,967	229,948	(172,327)	947,588
Amortization of deferred acquisition costs	21,081	34,470	-	55,551
Other operating expenses	87,621	290,030	88,996	466,647

	For the year ended December 31, 2007
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Premium income	$(1,027,417)	$4,729	$165,421	$(857,267)
Net investment income	759,037	350,382	30,122	1,139,541
Benefits, claims, losses and settlement expenses	(577,592)	224,413	128,315	(224,864)
Amortization of deferred acquisition costs	104,345	24,230	-	128,575
Other operating expenses	86,376	314,447	80,311	481,134

(1) A reclassification of $29,500 was made from unearned premium reserves to future policy benefits, losses, claims and expenses for consistency with the presentation as of December 31, 2009.

Variable Annuity -1 Series Account of Great-West Life & Annuity Insurance Company
Financial Statements for the Years Ended December 31, 2009 and 2008
and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Variable Annuity -1 Series Account
and the Board of Directors of
Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of Variable Annuity -1 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) comprising the investment divisions as disclosed in Appendix A as of December 31, 2009, and the related statements of operations for the periods presented in Appendix A, the statements of changes in net assets for each of the periods presented in Appendix A, and the financial highlights included in Note 6 for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Series Account’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the fund house. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of  each of the investment divisions constituting the Variable Annuity -1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2009, the results of their operations for the periods presented, the changes in their net assets for each of the periods presented, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
April 9, 2010

VARIABLE ANNUITY-1 SERIES OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A

Investment Division	Statements of Assets and Liabilities	Statements of	Statements of Changes
		Operations	in Net Assets
	As Of	For the	For Each of the
AIM V.I. Core Equity Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AIM V.I. High Yield Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AIM V.I. International Growth Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AIM V.I. Mid Cap Core Equity Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
AIM V.I. Small Cap Equity Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
AIM V.I. Technology Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Alger Balanced Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Alger LargeCap Growth Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Alger MidCap Growth Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AllianceBernstein VPS Growth & Income Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AllianceBernstein VPS Growth Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AllianceBernstein VPS International Growth Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AllianceBernstein VPS International Value Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AllianceBernstein VPS Real Estate Investment Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AllianceBernstein VPS Small/Midcap Value Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AllianceBernstein VPS Utility Income Portfolio	N/A	Period from January 1, 2009 to October 12, 2009**	Period from January 1, 2009 to October 12, 2009** and Year Ended December 31, 2008
American Century VP Balanced Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
American Century VP Income & Growth Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
American Century VP International Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
American Century VP Mid Cap Value Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
American Century VP Value Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Columbia VIT Marsico 21st Century Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Columbia VIT Small Cap Value Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Delaware VIP Growth Opportunities Series	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Delaware VIP Small Cap Value Series	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Dreyfus IP MidCap Stock Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Dreyfus VIF Appreciation Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Dreyfus VIF Developing Leaders Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Dreyfus VIF Growth & Income Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Blue Chip VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Capital Growth VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Dreman Small Mid Cap Value VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Growth & Income VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Health Care VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Large Cap Value VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Small Cap Growth VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Small Cap Index VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Strategic Value VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Federated Capital Income Fund II	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Federated Clover Value Fund II	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Federated Fund for U.S. Government Securities II	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Federated International Equity Fund II	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Franklin Small Cap Value Securities Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Balanced Portfolio Institutional Shares	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Balanced Portfolio Service Shares	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Flexible Bond Portfolio Institutional Shares	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Flexible Bond Portfolio Service Shares	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Growth & Income Portfolio Institutional Shares	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Growth & Income Portfolio Service Shares	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Janus Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Overseas Portfolio Institutional Shares	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Overseas Portfolio Service Shares	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Worldwide Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
JPMorgan Insurance Trust Small Cap Core Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Lazard Retirement Emerging Markets Equity Series Portfolio	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
LVIP Baron Growth Opportunities Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
MFS International Value Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
MFS Utilities Portfolio	December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009 and Period from May 1, 2008* to December 31, 2008
Neuberger Berman AMT Regency Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
NVIT Mid Cap Index Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Old Mutual Large Cap Growth Portfolio	N/A	N/A	Period from January 1, 2008 to December 16, 2008**
Oppenheimer Global Securities Fund/VA	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Oppenheimer International Growth Fund/VA	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
PIMCO VIT High Yield Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
PIMCO VIT Low Duration Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
PIMCO VIT Total Return Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Pioneer Emerging Markets VCT Portfolio	December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009 and Period from May 1, 2008* to December 31, 2008
Pioneer Fund VCT Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Pioneer Growth Opportunities VCT Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Pioneer Mid Cap Value VCT Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Pioneer Small Cap Value VCT Portfolio	N/A	Period from January 1, 2009 to April 29, 2009**	Period from January 1, 2009 to April 29, 2009** and Year Ended December 31, 2008
Prudential Series Fund Equity Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Prudential Series Fund Natural Resources Portfolio	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Royce Capital Fund Small-Cap Portfolio	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Schwab Markettrack Growth Portfolio II	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Schwab Money Market Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Schwab S&P 500 Index Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009

VARIABLE ANNUITY-1 SERIES OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

Investment Division	Statements of Assets and Liabilities	Statements of	Statements of Changes
		Operations	in Net Assets
	As Of	For the	For Each of the
Seligman Communications & Information Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Sentinel Variable Products Bond Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Sentinel Variable Products Common Stock Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Sentinel Variable Products Small Company Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Third Avenue Value Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Touchstone Mid Cap Growth Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Universal Institutional Fund U.S. Real Estate Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Van Eck Insurance Trust Worldwide Hard Assets Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Van Eck Insurance Trust Worldwide Bond Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Van Kampen LIT ComStock	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Van Kampen LIT Growth & Income	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Wells Fargo Advantage VT Discovery Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Wells Fargo Advantage VT Opportunity Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Wells Fargo Advantage VT Small/Mid Cap Value Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009

*Date represents commencement of operations
**Date represents cessation of contractholders investment

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	AIM V.I. CORE EQUITY FUND	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. MID CAP CORE EQUITY FUND	AIM V.I. SMALL CAP EQUITY FUND	AIM V.I. TECHNOLOGY FUND

ASSETS:
Investments at market value (1)	$5,082,087	$4,211,883	$7,756,343	$372,736	$276,324	$2,178,042
Investment income due and accrued
Purchase payments receivable					1,147
Due from Great West Life & Annuity Insurance Company		472

Total assets	5,082,087	4,212,355	7,756,343	372,736	277,471	2,178,042

LIABILITIES:
Redemptions payable			29,987
Due to Great West Life & Annuity Insurance Company	357	288	468	24	17	2,189

Total liabilities	357	288	30,455	24	17	2,189

NET ASSETS	$5,081,730	$4,212,067	$7,725,888	$372,712	$277,454	$2,175,853

NET ASSETS REPRESENTED BY:
Accumulation units	$5,081,730	$4,196,088	$7,725,888	$372,712	$277,454	$2,170,908
Contracts in payout phase		15,979				4,945

NET ASSETS	$5,081,730	$4,212,067	$7,725,888	$372,712	$277,454	$2,175,853

ACCUMULATION UNITS OUTSTANDING	278,436	264,423	768,753	29,841	22,726	806,397

UNIT VALUE (ACCUMULATION)	$18.25	$15.87	$10.05	$12.49	$12.21	$2.69

(1) Cost of investments:	$4,753,514	$4,557,357	$7,067,733	$350,869	$260,371	$2,292,853
Shares of investments:	203,936	806,874	298,206	34,133	21,487	165,128

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	ALGER BALANCED PORTFOLIO	ALGER LARGECAP GROWTH PORTFOLIO	ALGER MIDCAP GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

ASSETS:
Investments at market value (1)	$1,159,987	$20,571,482	$8,031,313	$7,564,936	$2,611,608	$23,816,438
Investment income due and accrued
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	1,012	10,123	8,032	42,388

Total assets	1,160,999	20,581,605	8,039,345	7,607,324	2,611,608	23,816,438

LIABILITIES:
Redemptions payable		43,350	15,356	772		10,914
Due to Great West Life & Annuity Insurance Company	67	1,371	514	452	161	2,836

Total liabilities	67	44,721	15,870	1,224	161	13,750

NET ASSETS	$1,160,932	$20,536,884	$8,023,475	$7,606,100	$2,611,447	$23,802,688

NET ASSETS REPRESENTED BY:
Accumulation units	$1,150,022	$20,485,710	$8,009,052	$7,388,569	$2,611,447	$23,766,809
Contracts in payout phase	10,910	51,174	14,423	217,531		35,879

NET ASSETS	$1,160,932	$20,536,884	$8,023,475	$7,606,100	$2,611,447	$23,802,688

ACCUMULATION UNITS OUTSTANDING	101,474	1,464,376	609,172	762,497	284,487	1,873,164

UNIT VALUE (ACCUMULATION)	$11.33	$13.99	$13.15	$9.69	$9.18	$12.69

(1) Cost of investments:	$1,429,310	$21,471,674	$9,633,723	$10,779,915	$3,028,818	$31,659,037
Shares of investments:	107,506	530,193	751,996	497,693	148,725	1,429,558

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INCOME & GROWTH FUND	AMERICAN CENTURY VP INTERNATIONAL FUND

ASSETS:
Investments at market value (1)	$13,205,102	$10,823,120	$4,566,416	$6,105,255	$4,421,061	$7,527,662
Investment income due and accrued
Purchase payments receivable				24,704
Due from Great West Life & Annuity Insurance Company		50,242		279	244	610

Total assets	13,205,102	10,873,362	4,566,416	6,130,238	4,421,305	7,528,272

LIABILITIES:
Redemptions payable	11,520	48,729
Due to Great West Life & Annuity Insurance Company	808	633	1,294	381	264	485

Total liabilities	12,328	49,362	1,294	381	264	485

NET ASSETS	$13,192,774	$10,824,000	$4,565,122	$6,129,857	$4,421,041	$7,527,787

NET ASSETS REPRESENTED BY:
Accumulation units	$13,173,157	$10,544,081	$4,558,507	$6,127,789	$4,419,237	$7,443,601
Contracts in payout phase	19,617	279,919	6,615	2,068	1,804	84,186

NET ASSETS	$13,192,774	$10,824,000	$4,565,122	$6,129,857	$4,421,041	$7,527,787

ACCUMULATION UNITS OUTSTANDING	1,788,101	510,999	475,459	487,030	426,363	519,520

UNIT VALUE (ACCUMULATION)	$7.37	$20.63	$9.59	$12.58	$10.36	$14.33

(1) Cost of investments:	$17,926,853	$13,949,404	$3,952,301	$6,539,669	$5,746,185	$8,154,054
Shares of investments:	898,306	1,122,730	340,523	1,061,783	821,759	973,824

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	AMERICAN CENTURY VP MID CAP VALUE FUND	AMERICAN CENTURY VP VALUE FUND	COLUMBIA VIT MARSICO 21ST CENTURY FUND	COLUMBIA VIT SMALL CAP VALUE FUND	DELAWARE VIP GROWTH OPPORTUNITIES SERIES	DELAWARE VIP SMALL CAP VALUE SERIES

ASSETS:
Investments at market value (1)	$653,024	$14,350,205	$502,028	$418,322	$1,569,611	$16,244,834
Investment income due and accrued
Purchase payments receivable						7,673
Due from Great West Life & Annuity Insurance Company		9,157				302

Total assets	653,024	14,359,362	502,028	418,322	1,569,611	16,252,809

LIABILITIES:
Redemptions payable		3,903
Due to Great West Life & Annuity Insurance Company	39	888	30	23	99	992

Total liabilities	39	4,791	30	23	99	992

NET ASSETS	$652,985	$14,354,571	$501,998	$418,299	$1,569,512	$16,251,817

NET ASSETS REPRESENTED BY:
Accumulation units	$652,985	$14,286,475	$501,998	$418,299	$1,569,512	$16,227,839
Contracts in payout phase		68,096				23,978

NET ASSETS	$652,985	$14,354,571	$501,998	$418,299	$1,569,512	$16,251,817

ACCUMULATION UNITS OUTSTANDING	49,824	1,091,341	37,710	33,080	142,437	950,391

UNIT VALUE (ACCUMULATION)	$13.11	$13.09	$13.31	$12.65	$11.02	$17.07

(1) Cost of investments:	$588,492	$17,493,423	$491,413	$395,130	$1,279,933	$19,200,875
Shares of investments:	53,835	2,717,842	49,122	29,923	96,295	668,237

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO	DWS CAPITAL GROWTH VIP PORTFOLIO

ASSETS:
Investments at market value (1)	$1,837,123	$6,377,922	$670,363	$2,243,896	$5,261,699	$7,486,306
Investment income due and accrued				5,191
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company						6,225

Total assets	1,837,123	6,377,922	670,363	2,249,087	5,261,699	7,492,531

LIABILITIES:
Redemptions payable		9,699		157		30,759
Due to Great West Life & Annuity Insurance Company	114	11,827	39	148	3,844	467

Total liabilities	114	21,526	39	305	3,844	31,226

NET ASSETS	$1,837,009	$6,356,396	$670,324	$2,248,782	$5,257,855	$7,461,305

NET ASSETS REPRESENTED BY:
Accumulation units	$1,837,009	$6,262,086	$670,324	$2,248,782	$5,239,922	$7,420,764
Contracts in payout phase		94,310			17,933	40,541

NET ASSETS	$1,837,009	$6,356,396	$670,324	$2,248,782	$5,257,855	$7,461,305

ACCUMULATION UNITS OUTSTANDING	149,279	599,711	78,019	249,426	515,637	768,572

UNIT VALUE (ACCUMULATION)	$12.31	$10.44	$8.59	$9.02	$10.16	$9.66

(1) Cost of investments:	$1,996,193	$6,652,044	$1,018,641	$2,720,404	$5,989,141	$7,441,409
Shares of investments:	175,633	203,119	28,538	133,090	554,447	442,192

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO	DWS GROWTH & INCOME VIP PORTFOLIO	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP GROWTH VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO

ASSETS:
Investments at market value (1)	$5,706,169	$531,862	$3,652,360	$6,727,082	$651,620	$11,690,828
Investment income due and accrued
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	462	2,915	10			12,806

Total assets	5,706,631	534,777	3,652,370	6,727,082	651,620	11,703,634

LIABILITIES:
Redemptions payable	1,253		8,012	24,144		46,417
Due to Great West Life & Annuity Insurance Company	347	38	228	413	41	747

Total liabilities	1,600	38	8,240	24,557	41	47,164

NET ASSETS	$5,705,031	$534,739	$3,644,130	$6,702,525	$651,579	$11,656,470

NET ASSETS REPRESENTED BY:
Accumulation units	$5,700,158	$530,058	$3,616,102	$6,702,525	$651,579	$11,624,006
Contracts in payout phase	4,873	4,681	28,028			32,464

NET ASSETS	$5,705,031	$534,739	$3,644,130	$6,702,525	$651,579	$11,656,470

ACCUMULATION UNITS OUTSTANDING	617,433	65,396	325,238	633,012	81,338	842,885

UNIT VALUE (ACCUMULATION)	$9.23	$8.11	$11.12	$10.59	$8.01	$13.79

(1) Cost of investments:	$5,276,257	$602,930	$3,357,035	$6,754,692	$815,475	$13,938,005
Shares of investments:	568,344	79,264	325,813	619,437	60,899	1,180,892

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	DWS STRATEGIC VALUE VIP PORTFOLIO	FEDERATED CAPITAL INCOME FUND II	FEDERATED CLOVER VALUE FUND II	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED INTERNATIONAL EQUITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND

ASSETS:
Investments at market value (1)	$3,250,229	$681,079	$3,484,707	$56,437,294	$642,685	$2,320,097
Investment income due and accrued
Purchase payments receivable				17,973
Due from Great West Life & Annuity Insurance Company					333

Total assets	3,250,229	681,079	3,484,707	56,455,267	643,018	2,320,097

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	205	48	6,052	73,953	38	145

Total liabilities	205	48	6,052	73,953	38	145

NET ASSETS	$3,250,024	$681,031	$3,478,655	$56,381,314	$642,980	$2,319,952

NET ASSETS REPRESENTED BY:
Accumulation units	$3,250,024	$681,031	$3,458,312	$56,134,329	$636,144	$2,319,952
Contracts in payout phase			20,343	246,985	6,836

NET ASSETS	$3,250,024	$681,031	$3,478,655	$56,381,314	$642,980	$2,319,952

ACCUMULATION UNITS OUTSTANDING	393,517	50,510	241,802	3,747,222	60,928	275,603

UNIT VALUE (ACCUMULATION)	$8.26	$13.48	$14.30	$14.98	$10.44	$8.42

(1) Cost of investments:	$4,337,133	$663,494	$5,573,779	$55,479,911	$700,253	$2,064,948
Shares of investments:	441,607	78,556	384,625	4,929,021	46,707	181,683

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES

ASSETS:
Investments at market value (1)	$9,793,514	$23,816,458	$28,160,067	$28,552,762	$8,298,283	$7,936,153
Investment income due and accrued
Purchase payments receivable		3,748		45,346
Due from Great West Life & Annuity Insurance Company					327

Total assets	9,793,514	23,820,206	28,160,067	28,598,108	8,298,610	7,936,153

LIABILITIES:
Redemptions payable			99			3,704
Due to Great West Life & Annuity Insurance Company	599	1,423	8,294	2,129	525	481

Total liabilities	599	1,423	8,393	2,129	525	4,185

NET ASSETS	$9,792,915	$23,818,783	$28,151,674	$28,595,979	$8,298,085	$7,931,968

NET ASSETS REPRESENTED BY:
Accumulation units	$9,792,915	$23,818,783	$27,658,552	$28,490,472	$8,291,715	$7,931,968
Contracts in payout phase			493,122	105,507	6,370

NET ASSETS	$9,792,915	$23,818,783	$28,151,674	$28,595,979	$8,298,085	$7,931,968

ACCUMULATION UNITS OUTSTANDING	638,288	2,198,233	1,667,464	2,322,035	815,609	966,082

UNIT VALUE (ACCUMULATION)	$15.34	$10.84	$16.59	$12.27	$10.17	$8.21

(1) Cost of investments:	$9,973,693	$23,142,796	$25,790,371	$26,720,434	$9,377,203	$7,205,763
Shares of investments:	364,342	852,720	2,240,260	2,137,183	518,967	494,156

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JANUS ASPEN WORLDWIDE PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO

ASSETS:
Investments at market value (1)	$7,845,950	$15,196,613	$6,669,893	$9,196,338	$847,230	$5,025,524
Investment income due and accrued					207
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	3,642	7,009			75

Total assets	7,849,592	15,203,622	6,669,893	9,196,338	847,512	5,025,524

LIABILITIES:
Redemptions payable	216	93	58,161	375		22,089
Due to Great West Life & Annuity Insurance Company	552	1,064	2,534	1,538	49	2,384

Total liabilities	768	1,157	60,695	1,913	49	24,473

NET ASSETS	$7,848,824	$15,202,465	$6,609,198	$9,194,425	$847,463	$5,001,051

NET ASSETS REPRESENTED BY:
Accumulation units	$7,820,977	$15,175,547	$6,606,265	$9,142,484	$839,957	$4,998,118
Contracts in payout phase	27,847	26,918	2,933	51,941	7,506	2,933

NET ASSETS	$7,848,824	$15,202,465	$6,609,198	$9,194,425	$847,463	$5,001,051

ACCUMULATION UNITS OUTSTANDING	496,702	586,322	660,123	608,190	70,129	341,215

UNIT VALUE (ACCUMULATION)	$15.75	$25.88	$10.01	$15.03	$11.98	$14.65

(1) Cost of investments:	$8,876,310	$16,504,294	$5,201,934	$8,136,758	$1,205,766	$4,676,242
Shares of investments:	366,120	331,153	147,957	351,273	72,043	261,338

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS INTERNATIONAL VALUE FUND	MFS UTILITIES PORTFOLIO	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA

ASSETS:
Investments at market value (1)	$15,980,688	$1,620,965	$3,752,538	$328,781	$8,477,517	$26,403,100
Investment income due and accrued
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company					10,461

Total assets	15,980,688	1,620,965	3,752,538	328,781	8,487,978	26,403,100

LIABILITIES:
Redemptions payable	36,286		538		4,170	13,900
Due to Great West Life & Annuity Insurance Company	8,881	99	249	20	523	10,680

Total liabilities	45,167	99	787	20	4,693	24,580

NET ASSETS	$15,935,521	$1,620,866	$3,751,751	$328,761	$8,483,285	$26,378,520

NET ASSETS REPRESENTED BY:
Accumulation units	$15,889,140	$1,620,866	$3,751,751	$328,761	$8,469,688	$26,228,119
Contracts in payout phase	46,381				13,597	150,401

NET ASSETS	$15,935,521	$1,620,866	$3,751,751	$328,761	$8,483,285	$26,378,520

ACCUMULATION UNITS OUTSTANDING	1,021,471	123,589	450,622	40,383	563,080	1,675,432

UNIT VALUE (ACCUMULATION)	$15.56	$13.11	$8.33	$8.14	$15.04	$15.65

(1) Cost of investments:	$18,625,056	$1,575,108	$3,407,213	$222,049	$9,557,136	$30,637,546
Shares of investments:	667,224	112,724	165,675	24,889	574,358	996,343

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO

ASSETS:
Investments at market value (1)	$9,062,642	$28,833,160	$61,171,471	$123,528,017	$4,313,738	$4,277,341
Investment income due and accrued		211,553	97,487	330,658
Purchase payments receivable		214,439	87,301
Due from Great West Life & Annuity Insurance Company	353

Total assets	9,062,995	29,259,152	61,356,259	123,858,675	4,313,738	4,277,341

LIABILITIES:
Redemptions payable	9,426			158,181		9,264
Due to Great West Life & Annuity Insurance Company	484	10,045	52,743	96,129	253	275

Total liabilities	9,910	10,045	52,743	254,310	253	9,539

NET ASSETS	$9,053,085	$29,249,107	$61,303,516	$123,604,365	$4,313,485	$4,267,802

NET ASSETS REPRESENTED BY:
Accumulation units	$9,035,613	$29,213,641	$60,863,730	$123,197,711	$4,313,485	$4,267,802
Contracts in payout phase	17,472	35,466	439,786	406,654

NET ASSETS	$9,053,085	$29,249,107	$61,303,516	$123,604,365	$4,313,485	$4,267,802

ACCUMULATION UNITS OUTSTANDING	669,101	1,849,875	4,946,864	9,338,838	564,273	381,404

UNIT VALUE (ACCUMULATION)	$13.50	$15.79	$12.30	$13.19	$7.64	$11.19

(1) Cost of investments:	$9,602,615	$24,605,895	$61,237,193	$119,697,172	$3,502,408	$4,485,271
Shares of investments:	5,492,510	3,960,599	6,050,591	11,416,637	160,124	218,232

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II

ASSETS:
Investments at market value (1)	$4,827,053	$2,151,936	$352,600	$1,239,466	$1,408,174	$25,291,392
Investment income due and accrued
Purchase payments receivable						940
Due from Great West Life & Annuity Insurance Company	4,618	1,919				1,226

Total assets	4,831,671	2,153,855	352,600	1,239,466	1,408,174	25,293,558

LIABILITIES:
Redemptions payable	10,753	9,542	94	466	5,436
Due to Great West Life & Annuity Insurance Company	330	132	25	73	87	1,584

Total liabilities	11,083	9,674	119	539	5,523	1,584

NET ASSETS	$4,820,588	$2,144,181	$352,481	$1,238,927	$1,402,651	$25,291,974

NET ASSETS REPRESENTED BY:
Accumulation units	$4,813,171	$2,130,473	$352,481	$1,238,927	$1,402,651	$25,125,446
Contracts in payout phase	7,417	13,708				166,528

NET ASSETS	$4,820,588	$2,144,181	$352,481	$1,238,927	$1,402,651	$25,291,974

ACCUMULATION UNITS OUTSTANDING	404,388	234,328	33,183	86,120	107,022	1,846,492

UNIT VALUE (ACCUMULATION)	$11.90	$9.09	$10.62	$14.39	$13.11	$13.61

(1) Cost of investments:	$5,255,838	$1,965,971	$380,947	$1,185,901	$1,290,375	$29,256,466
Shares of investments:	252,197	149,336	15,699	33,608	162,983	1,887,417

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND

ASSETS:
Investments at market value (1)	$136,446,951	$111,065,669	$4,682,286	$823,249	$608,397	$183,732
Investment income due and accrued	1,723
Purchase payments receivable	1,820,828	36,968
Due from Great West Life & Annuity Insurance Company	70,865	54,707

Total assets	138,340,367	111,157,344	4,682,286	823,249	608,397	183,732

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	8,492	7,136	295	46	39	10

Total liabilities	8,492	7,136	295	46	39	10

NET ASSETS	$138,331,875	$111,150,208	$4,681,991	$823,203	$608,358	$183,722

NET ASSETS REPRESENTED BY:
Accumulation units	$137,843,036	$110,725,170	$4,681,991	$823,203	$608,358	$183,722
Contracts in payout phase	488,839	425,038

NET ASSETS	$138,331,875	$111,150,208	$4,681,991	$823,203	$608,358	$183,722

ACCUMULATION UNITS OUTSTANDING	11,478,878	8,808,403	404,640	77,745	48,172	14,548

UNIT VALUE (ACCUMULATION)	$12.01	$12.57	$11.57	$10.59	$12.63	$12.63

(1) Cost of investments:	$136,446,951	$118,876,639	$3,763,489	$902,068	$546,713	$174,092
Shares of investments:	136,446,951	6,839,019	239,626	82,490	51,126	15,597

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN ECK INSURANCE TRUST WORLDWIDE HARD ASSETS FUND	VAN ECK INSURANCE TRUST WORLDWIDE BOND FUND	VAN KAMPEN LIT COMSTOCK

ASSETS:
Investments at market value (1)	$9,298,546	$729,572	$6,929,956	$1,961,980	$2,970,110	$2,319,596
Investment income due and accrued		634
Purchase payments receivable			71,163		31,987
Due from Great West Life & Annuity Insurance Company			1,355

Total assets	9,298,546	730,206	7,002,474	1,961,980	3,002,097	2,319,596

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	542	40	495	116	31,621	289

Total liabilities	542	40	495	116	31,621	289

NET ASSETS	$9,298,004	$730,166	$7,001,979	$1,961,864	$2,970,476	$2,319,307

NET ASSETS REPRESENTED BY:
Accumulation units	$9,298,004	$730,166	$7,000,267	$1,961,864	$2,886,823	$2,317,831
Contracts in payout phase			1,712		83,653	1,476

NET ASSETS	$9,298,004	$730,166	$7,001,979	$1,961,864	$2,970,476	$2,319,307

ACCUMULATION UNITS OUTSTANDING	1,180,447	55,555	307,560	145,242	265,001	238,273

UNIT VALUE (ACCUMULATION)	$7.88	$13.14	$22.76	$13.51	$10.89	$9.73

(1) Cost of investments:	$11,841,969	$715,277	$9,845,960	$1,808,212	$2,980,294	$2,530,034
Shares of investments:	687,254	66,084	682,754	68,124	252,775	229,436

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND	TOTAL VARIABLE ANNUITY-1 SERIES ACCOUNT
					(UNAUDITED)
ASSETS:
Investments at market value (1)	$10,569,145	$3,207,374	$4,982,130	$2,988,673	$1,057,799,870
Investment income due and accrued					647,453
Purchase payments receivable	24,652				2,388,869
Due from Great West Life & Annuity Insurance Company	2,776		35,237		340,182

Total assets	10,596,573	3,207,374	5,017,367	2,988,673	1,061,176,374

LIABILITIES:
Redemptions payable				15,000	642,765
Due to Great West Life & Annuity Insurance Company	650	187	299	10,814	378,629

Total liabilities	650	187	299	25,814	1,021,394

NET ASSETS	$10,595,923	$3,207,187	$5,017,068	$2,962,859	$1,060,154,980

NET ASSETS REPRESENTED BY:
Accumulation units	$10,591,465	$3,207,187	$4,850,446	$2,931,592	$1,055,595,310
Contracts in payout phase	4,458		166,622	31,267	4,559,670

NET ASSETS	$10,595,923	$3,207,187	$5,017,068	$2,962,859	$1,060,154,980

ACCUMULATION UNITS OUTSTANDING	980,099	326,398	414,051	222,781

UNIT VALUE (ACCUMULATION)	$10.81	$9.83	$11.71	$13.16

(1) Cost of investments:	$10,439,719	$3,655,638	$4,999,579	$4,151,892	$1,105,364,900
Shares of investments:	645,641	204,291	331,921	381,695

The accompanying notes are an integral part of these financial statements.					(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	AIM V.I. CORE EQUITY FUND	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. MID CAP CORE EQUITY FUND	AIM V.I. SMALL CAP EQUITY FUND	AIM V.I. TECHNOLOGY FUND
				(1)	(1)
INVESTMENT INCOME:
Dividends	$82,935	$313,273	$111,875	$4,248	$360	$

EXPENSES:
Mortality and expense risk	40,692	31,815	39,183	964	625	15,536

NET INVESTMENT INCOME (LOSS)	42,243	281,458	72,692	3,284	(265)	(15,536)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(80,718)	(415,775)	(933,925)	10,772	2,483	(224,987)
Realized gain distributions				4,099

Net realized gain (loss)	(80,718)	(415,775)	(933,925)	14,871	2,483	(224,987)

Change in net unrealized appreciation (depreciation)
on investments	1,204,175	1,718,249	2,493,274	21,867	15,953	1,074,411

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,165,700	$1,583,932	$1,632,041	$40,022	$18,171	$833,888

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	ALGER BALANCED PORTFOLIO	ALGER LARGECAP GROWTH PORTFOLIO	ALGER MIDCAP GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$36,317	$108,158	$		$301,520	$		$941,418

EXPENSES:
Mortality and expense risk	7,714	133,658		49,310	54,233		18,313	151,035

NET INVESTMENT INCOME (LOSS)	28,603	(25,500)		(49,310)	247,287		(18,313)	790,383

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(144,741)	(2,050,574)		(3,640,473)	(3,315,261)		(353,044)	(9,901,390)
Realized gain distributions

Net realized loss	(144,741)	(2,050,574)		(3,640,473)	(3,315,261)		(353,044)	(9,901,390)

Change in net unrealized depreciation
on investments	386,924	8,316,283		6,265,114	4,287,819		1,057,938	15,481,983

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$270,786	$6,240,209		$2,575,331	$1,219,845		$686,581	$6,370,976

The accompanying notes are an integral part of these financial statements.								(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INCOME & GROWTH FUND
				(1)
INVESTMENT INCOME:
Dividends	$157,772	$226,032	$35,922	$203,546	$292,720	$180,999

EXPENSES:
Mortality and expense risk	83,878	55,414	25,440	25,601	42,272	27,490

NET INVESTMENT INCOME	73,894	170,618	10,482	177,945	250,448	153,509

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(6,263,466)	(4,726,440)	(1,207,694)	(2,950,653)	(671,809)	(629,670)
Realized gain distributions		164,023	140,185

Net realized loss	(6,263,466)	(4,562,417)	(1,067,509)	(2,950,653)	(671,809)	(629,670)

Change in net unrealized appreciation (depreciation)
on investments	9,150,030	6,487,165	2,180,508	3,026,376	1,186,531	1,063,666

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$2,960,458	$2,095,366	$1,123,481	$253,668	$765,170	$587,505

(1) The investment division ceased operations on September 28, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP MID CAP VALUE FUND	AMERICAN CENTURY VP VALUE FUND	COLUMBIA VIT MARSICO 21ST CENTURY FUND		COLUMBIA VIT SMALL CAP VALUE FUND	DELAWARE VIP GROWTH OPPORTUNITIES SERIES
		(1)			(1)	(1)
INVESTMENT INCOME:
Dividends	$145,057	$4,021	$722,029	$		$1,098	$

EXPENSES:
Mortality and expense risk	53,218	1,389	92,749		600	1,012	7,945

NET INVESTMENT INCOME (LOSS)	91,839	2,632	629,280		(600)	86	(7,945)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(312,972)	1,587	(3,584,510)		6,435	19,823	(204,219)
Realized gain distributions

Net realized gain (loss)	(312,972)	1,587	(3,584,510)		6,435	19,823	(204,219)

Change in net unrealized appreciation (depreciation)
on investments	2,124,473	64,532	4,947,633		10,615	23,192	599,667

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,903,340	$68,751	$1,992,403		$16,450	$43,101	$387,503

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.							(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO

INVESTMENT INCOME:
Dividends	$132,656	$30,554	$147,010	$10,117	$26,090	$76,003

EXPENSES:
Mortality and expense risk	100,532	13,614	45,713	4,089	15,674	29,083

NET INVESTMENT INCOME	32,124	16,940	101,297	6,028	10,416	46,920

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(2,061,047)	(932,045)	(827,510)	(75,232)	(255,048)	(1,497,312)
Realized gain distributions			428,968

Net realized loss	(2,061,047)	(932,045)	(398,542)	(75,232)	(255,048)	(1,497,312)

Change in net unrealized depreciation
on investments	5,791,111	1,419,622	1,327,629	200,428	725,908	2,590,756

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$3,762,188	$504,517	$1,030,384	$131,224	$481,276	$1,140,364

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	DWS CAPITAL GROWTH VIP PORTFOLIO	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO	DWS GROWTH & INCOME VIP PORTFOLIO	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP GROWTH VIP PORTFOLIO

INVESTMENT INCOME:
Dividends	$82,414	$80,366	$11,036	$47,641	$123,863	$

EXPENSES:
Mortality and expense risk	47,822	33,553	4,113	26,375	42,770	4,148

NET INVESTMENT INCOME (LOSS)	34,592	46,813	6,923	21,266	81,093	(4,148)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(395,667)	(1,602,753)	(118,541)	(803,564)	(1,464,489)	(39,756)
Realized gain distributions				45,105

Net realized loss	(395,667)	(1,602,753)	(118,541)	(758,459)	(1,464,489)	(39,756)

Change in net unrealized appreciation (depreciation)
on investments	1,900,288	2,788,310	256,512	1,350,697	2,540,752	238,741

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,539,213	$1,232,370	$144,894	$613,504	$1,157,356	$194,837

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	DWS SMALL CAP INDEX VIP PORTFOLIO	DWS STRATEGIC VALUE VIP PORTFOLIO	FEDERATED CAPITAL INCOME FUND II	FEDERATED CLOVER VALUE FUND II	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED INTERNATIONAL EQUITY FUND II

INVESTMENT INCOME:
Dividends	$184,505	$194,767	$39,212	$99,177	$3,055,622	$19,482

EXPENSES:
Mortality and expense risk	79,440	28,185	5,312	30,297	471,772	4,233

NET INVESTMENT INCOME	105,065	166,582	33,900	68,880	2,583,850	15,249

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(2,636,057)	(4,039,303)	(842)	(2,505,883)	1,286	(98,233)
Realized gain distributions	691,981

Net realized gain (loss)	(1,944,076)	(4,039,303)	(842)	(2,505,883)	1,286	(98,233)

Change in net unrealized appreciation (depreciation)
on investments	4,216,654	4,499,644	117,887	2,685,753	54,949	279,840

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$2,377,643	$626,923	$150,945	$248,750	$2,640,085	$196,856

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	FRANKLIN SMALL CAP VALUE SECURITIES FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES

INVESTMENT INCOME:
Dividends	$26,246	$275,542	$515,727	$1,238,818	$1,033,427	$61,255

EXPENSES:
Mortality and expense risk	11,394	69,099	129,413	222,404	175,532	59,598

NET INVESTMENT INCOME	14,852	206,443	386,314	1,016,414	857,895	1,657

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(337,043)	(170,670)	(778,529)	(112,962)	328,230	(829,608)
Realized gain distributions	72,277	357,440	622,115	24,647	19,705

Net realized gain (loss)	(264,766)	186,770	(156,414)	(88,315)	347,935	(829,608)

Change in net unrealized appreciation (depreciation)
on investments	705,828	1,647,749	3,742,390	2,360,441	1,622,150	3,292,711

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$455,914	$2,040,962	$3,972,290	$3,288,540	$2,827,980	$2,464,760

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JANUS ASPEN WORLDWIDE PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO

INVESTMENT INCOME:
Dividends	$41,234	$37,267	$72,185	$19,240	$113,639	$5,984

EXPENSES:
Mortality and expense risk	42,908	58,824	109,223	35,682	68,117	5,236

NET INVESTMENT INCOME (LOSS)	(1,674)	(21,557)	(37,038)	(16,442)	45,522	748

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(1,723,201)	(564,506)	(609,956)	(826,126)	(16,795)	(80,075)
Realized gain distributions			362,025	123,115		12,518

Net realized loss	(1,723,201)	(564,506)	(247,931)	(703,011)	(16,795)	(67,557)

Change in net unrealized appreciation (depreciation)
on investments	3,495,317	2,686,763	7,467,486	2,752,431	2,545,406	213,461

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,770,442	$2,100,700	$7,182,517	$2,032,978	$2,574,133	$146,652

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS INTERNATIONAL VALUE FUND		MFS UTILITIES PORTFOLIO	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND
	(1)				(1)
INVESTMENT INCOME:
Dividends	$115,566	$		$		$43,100	$2,623	$53,128

EXPENSES:
Mortality and expense risk	11,865		106,575		3,403	9,354	2,919	53,712

NET INVESTMENT INCOME (LOSS)	103,701		(106,575)		(3,403)	33,746	(296)	(584)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	78,504		(1,205,218)		26,684	(9,043)	(312,069)	(1,250,063)
Realized gain distributions							3,817	229,162

Net realized gain (loss)	78,504		(1,205,218)		26,684	(9,043)	(308,252)	(1,020,901)

Change in net unrealized appreciation (depreciation)
on investments	349,282		5,636,921		45,857	346,593	417,212	3,254,449

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$531,487		$4,325,128		$69,138	$371,296	$108,664	$2,232,964

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.								(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO

INVESTMENT INCOME:
Dividends	$501,134	$86,013	$2,059,081	$1,761,026	$5,604,217	$21,652

EXPENSES:
Mortality and expense risk	169,691	43,228	177,272	375,467	801,138	17,840

NET INVESTMENT INCOME	331,443	42,785	1,881,809	1,385,559	4,803,079	3,812

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(3,235,172)	(1,686,682)	(4,535,890)	(269,135)	1,184,967	224,645
Realized gain distributions	477,826			2,715,615	3,656,122

Net realized gain (loss)	(2,757,346)	(1,686,682)	(4,535,890)	2,446,480	4,841,089	224,645

Change in net unrealized appreciation (depreciation)
on investments	9,627,662	3,539,216	10,705,952	1,915,191	3,539,785	1,006,393

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$7,201,759	$1,895,319	$8,051,871	$5,747,230	$13,183,953	$1,234,850

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SMALL CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
					(1)		(2)
INVESTMENT INCOME:
Dividends	$71,542	$		$19,715	$35,884	$2,530	$315

EXPENSES:
Mortality and expense risk	31,407		30,889	11,296	6,646	2,543	1,882

NET INVESTMENT INCOME (LOSS)	40,135		(30,889)	8,419	29,238	(13)	(1,567)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(858,609)		(487,635)	(392,786)	(3,965,434)	(51,426)	15,536
Realized gain distributions							13,136

Net realized gain (loss)	(858,609)		(487,635)	(392,786)	(3,965,434)	(51,426)	28,672

Change in net unrealized appreciation (depreciation)
on investments	1,662,833		1,858,491	734,396	3,710,956	142,628	53,565

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$844,359		$1,339,967	$350,029	$(225,240)	$91,189	$80,670

(1) The investment division ceased operations on April 29, 2009.
(2) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.							(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO		SENTINEL VARIABLE PRODUCTS BOND FUND
		(1)						(1)
INVESTMENT INCOME:
Dividends	$		$643,147	$220,234	$2,589,722	$		$40,493

EXPENSES:
Mortality and expense risk		3,489	167,252	1,352,680	742,710		22,877	1,444

NET INVESTMENT INCOME (LOSS)		(3,489)	475,895	(1,132,446)	1,847,012		(22,877)	39,049

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares		25,966	(1,873,081)		(4,335,847)		(88,870)	504
Realized gain distributions								37,379

Net realized gain (loss)		25,966	(1,873,081)		(4,335,847)		(88,870)	37,883

Change in net unrealized appreciation (depreciation)
on investments		117,799	6,001,607		24,831,613		1,418,232	(78,819)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$140,276	$4,604,421	$(1,132,446)	$22,342,778		$1,306,485	$(1,887)

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.								(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN ECK INSURANCE TRUST WORLDWIDE HARD ASSETS FUND
	(1)	(1)			(1)		(1)
INVESTMENT INCOME:
Dividends	$8,122	$674	$		$634	$176,587	$

EXPENSES:
Mortality and expense risk	1,789	260		61,629	317	45,773	4,565

NET INVESTMENT INCOME (LOSS)	6,333	414		(61,629)	317	130,814	(4,565)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	3,408	247		(4,560,711)	46	(4,291,486)	28,592
Realized gain distributions				2,058,894

Net realized gain (loss)	3,408	247		(2,501,817)	46	(4,291,486)	28,592

Change in net unrealized appreciation (depreciation)
on investments	61,684	9,640		5,797,695	14,295	5,488,666	153,768

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$71,425	$10,301		$3,234,249	$14,658	$1,327,994	$177,795

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.							(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	VAN ECK INSURANCE TRUST WORLDWIDE BOND FUND		VAN KAMPEN LIT COMSTOCK	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND		WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND
		(1)
INVESTMENT INCOME:
Dividends	$		$89,044	$360,756	$		$		$30,402

EXPENSES:
Mortality and expense risk		7,469	13,899	65,120		19,747		27,920	21,158

NET INVESTMENT INCOME (LOSS)		(7,469)	75,145	295,636		(19,747)		(27,920)	9,244

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares		18,854	(461,384)	(1,834,215)		(429,415)		(1,457,865)	(432,946)
Realized gain distributions

Net realized gain (loss)		18,854	(461,384)	(1,834,215)		(429,415)		(1,457,865)	(432,946)

Change in net unrealized appreciation (depreciation)
on investments		(10,184)	873,420	3,545,118		1,382,895		2,959,700	1,597,505

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$1,201	$487,181	$2,006,539		$933,733		$1,473,915	$1,173,803

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.									(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

TOTAL VARIABLE ANNUITY-1 SERIES ACCOUNT
(UNAUDITED)
INVESTMENT INCOME:
Dividends	$26,207,720

EXPENSES:
Mortality and expense risk	7,351,466

NET INVESTMENT INCOME	18,856,254

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(103,061,487)
Realized gain distributions	12,260,154

Net realized loss	(90,801,333)

Change in net unrealized depreciation
on investments	241,418,008

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$169,472,929

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	AIM V.I. CORE EQUITY FUND		AIM V.I. HIGH YIELD FUND		AIM V.I. INTERNATIONAL GROWTH FUND
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$42,243	$82,756	$281,458	$409,734	$72,692	$(20,303)
Net realized gain (loss)	(80,718)	117,846	(415,775)	(198,123)	(933,925)	(1,584,662)
Change in net unrealized appreciation (depreciation)
on investments	1,204,175	(2,486,224)	1,718,249	(1,573,812)	2,493,274	(1,891,043)

Increase (decrease) in net assets resulting
from operations	1,165,700	(2,285,622)	1,583,932	(1,362,201)	1,632,041	(3,496,008)

CONTRACT TRANSACTIONS:
Purchase payments					174,834	361,508
Redemptions	(525,270)	(799,200)	(692,858)	(398,838)	(352,682)	(498,048)
Transfers, net	(434,971)	(238,800)	(184,713)	(908,297)	2,176,367	(2,430,217)
Contract maintenance charges	(1,158)	(1,069)	(493)	(470)	(198)	(136)
Adjustments to net assets allocated to contracts
in payout phase			(4,740)	3,193

Increase (decrease) in net assets resulting from
contract transactions	(961,399)	(1,039,069)	(882,804)	(1,304,412)	1,998,321	(2,566,893)

Total increase (decrease) in net assets	204,301	(3,324,691)	701,128	(2,666,613)	3,630,362	(6,062,901)

NET ASSETS:
Beginning of period	4,877,429	8,202,120	3,510,939	6,177,552	4,095,526	10,158,427

End of period	$5,081,730	$4,877,429	$4,212,067	$3,510,939	$7,725,888	$4,095,526

CHANGES IN UNITS OUTSTANDING:
Units issued	1		1,182	107	493,573	500,488
Units redeemed	(61,530)	(56,033)	(70,701)	(98,689)	(271,769)	(756,925)

Net increase (decrease)	(61,529)	(56,033)	(69,519)	(98,582)	221,804	(256,437)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	AIM V.I. MID CAP CORE EQUITY FUND	AIM V.I. SMALL CAP EQUITY FUND	AIM V.I. TECHNOLOGY FUND		ALGER BALANCED PORTFOLIO
	2009	2009	2009	2008	2009	2008
	(1)	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,284	$(265)	$(15,536)	$(26,383)	$28,603	$34,652
Net realized gain (loss)	14,871	2,483	(224,987)	(562,779)	(144,741)	159,633
Change in net unrealized appreciation (depreciation)
on investments	21,867	15,953	1,074,411	(1,279,340)	386,924	(860,889)

Increase (decrease) in net assets resulting
from operations	40,022	18,171	833,888	(1,868,502)	270,786	(666,604)

CONTRACT TRANSACTIONS:
Purchase payments	73,391	16,880		3,393
Redemptions	(1,991)		(94,248)	(220,097)	(122,861)	(195,228)
Transfers, net	261,290	242,403	(372,724)	(1,209,369)	(199,838)	(111,120)
Contract maintenance charges			(996)	(988)
Adjustments to net assets allocated to contracts
in payout phase			(3,355)	927	(1,446)	2,113

Increase (decrease) in net assets resulting from
contract transactions	332,690	259,283	(471,323)	(1,426,134)	(324,145)	(304,235)

Total increase (decrease) in net assets	372,712	277,454	362,565	(3,294,636)	(53,359)	(970,839)

NET ASSETS:
Beginning of period	0	0	1,813,288	5,107,924	1,214,291	2,185,130

End of period	$372,712	$277,454	$2,175,853	$1,813,288	$1,160,932	$1,214,291

CHANGES IN UNITS OUTSTANDING:
Units issued	40,441	26,449	288	1,615,039	120	120
Units redeemed	(10,600)	(3,723)	(236,556)	(2,237,127)	(34,995)	(30,317)

Net increase (decrease)	29,841	22,726	(236,268)	(622,088)	(34,875)	(30,197)

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	ALGER LARGECAP GROWTH PORTFOLIO		ALGER MIDCAP GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(25,500)	$(148,942)	$(49,310)	$(64,770)	$247,287	$195,722
Net realized gain (loss)	(2,050,574)	434,249	(3,640,473)	395,384	(3,315,261)	1,247,444
Change in net unrealized depreciation
on investments	8,316,283	(15,212,301)	6,265,114	(9,186,301)	4,287,819	(8,650,263)

Increase (decrease) in net assets resulting
from operations	6,240,209	(14,926,994)	2,575,331	(8,855,687)	1,219,845	(7,207,097)

CONTRACT TRANSACTIONS:
Purchase payments	108,295	456,775	69,690	569,786	15	209,208
Redemptions	(1,643,679)	(1,480,061)	(522,509)	(443,273)	(470,962)	(1,127,162)
Transfers, net	(21,356)	(1,789,674)	564,892	(2,066,124)	(2,717,131)	619,201
Contract maintenance charges	(3,201)	(3,145)	(470)	(565)	(95)	(79)
Adjustments to net assets allocated to contracts
in payout phase	(5,635)	9,559	(6,699)	7,512	(103,066)	39,788

Increase (decrease) in net assets resulting from
contract transactions	(1,565,576)	(2,806,546)	104,904	(1,932,664)	(3,291,239)	(259,044)

Total increase (decrease) in net assets	4,674,633	(17,733,540)	2,680,235	(10,788,351)	(2,071,394)	(7,466,141)

NET ASSETS:
Beginning of period	15,862,251	33,595,791	5,343,240	16,131,591	9,677,494	17,143,635

End of period	$20,536,884	$15,862,251	$8,023,475	$5,343,240	$7,606,100	$9,677,494

CHANGES IN UNITS OUTSTANDING:
Units issued	299,456	466,176	221,730	299,822	38,349	390,009
Units redeemed	(541,317)	(661,123)	(221,462)	(451,704)	(421,457)	(468,807)

Net increase (decrease)	(241,861)	(194,947)	268	(151,882)	(383,108)	(78,798)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(18,313)	$(27,001)	$790,383	$(269,482)	$73,894	$87,976
Net realized loss	(353,044)	(28,989)	(9,901,390)	(4,735,550)	(6,263,466)	(996,629)
Change in net unrealized depreciation
on investments	1,057,938	(1,927,107)	15,481,983	(17,518,381)	9,150,030	(14,040,462)

Increase (decrease) in net assets resulting
from operations	686,581	(1,983,097)	6,370,976	(22,523,413)	2,960,458	(14,949,115)

CONTRACT TRANSACTIONS:
Purchase payments	6,488	93,684	156,059	1,153,820	200,737	1,646,070
Redemptions	(313,576)	(187,134)	(2,872,108)	(1,985,521)	(736,228)	(1,019,071)
Transfers, net	(308,322)	(853,926)	(663,232)	309,234	(1,195,792)	(822,126)
Contract maintenance charges	(27)	(8)	(739)	(885)	(342)	(486)
Adjustments to net assets allocated to contracts
in payout phase			(1,354)	2,002	(9)

Decrease in net assets resulting from
contract transactions	(615,437)	(947,384)	(3,381,374)	(521,350)	(1,731,634)	(195,613)

Total increase (decrease) in net assets	71,144	(2,930,481)	2,989,602	(23,044,763)	1,228,824	(15,144,728)

NET ASSETS:
Beginning of period	2,540,303	5,470,784	20,813,086	43,857,849	11,963,950	27,108,678

End of period	$2,611,447	$2,540,303	$23,802,688	$20,813,086	$13,192,774	$11,963,950

CHANGES IN UNITS OUTSTANDING:
Units issued	29,886	92,774	385,765	800,620	517,439	778,987
Units redeemed	(107,306)	(179,094)	(781,300)	(961,494)	(901,035)	(894,134)

Net decrease	(77,420)	(86,320)	(395,535)	(160,874)	(383,596)	(115,147)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO		ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO		ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
	2009	2008	2009	2008	2009	2008
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$170,618	$129,299	$10,482	$(4,964)	$177,945	$265,241
Net realized gain (loss)	(4,562,417)	972,485	(1,067,509)	(601,524)	(2,950,653)	97,109
Change in net unrealized appreciation (depreciation)
on investments	6,487,165	(6,106,888)	2,180,508	(1,017,915)	3,026,376	(5,025,783)

Increase (decrease) in net assets resulting
from operations	2,095,366	(5,005,104)	1,123,481	(1,624,403)	253,668	(4,663,433)

CONTRACT TRANSACTIONS:
Purchase payments	203,612	285,440	29,108	513,335		30,901
Redemptions	(398,758)	(910,410)	(197,087)	(214,464)	(212,716)	(614,635)
Transfers, net	504,768	(157,352)	1,009,513	199,867	(5,824,801)	(2,775,605)
Contract maintenance charges			(90)	(86)	(185)	(313)
Adjustments to net assets allocated to contracts
in payout phase	(101,323)	55,757	(1,008)		(2,694)	(4,004)

Increase (decrease) in net assets resulting from
contract transactions	208,299	(726,565)	840,436	498,652	(6,040,396)	(3,363,656)

Total increase (decrease) in net assets	2,303,665	(5,731,669)	1,963,917	(1,125,751)	(5,786,728)	(8,027,089)

NET ASSETS:
Beginning of period	8,520,335	14,252,004	2,601,205	3,726,956	5,786,728	13,813,817

End of period	$10,824,000	$8,520,335	$4,565,122	$2,601,205	$0	$5,786,728

CHANGES IN UNITS OUTSTANDING:
Units issued	179,360	139,638	385,729	266,768	465	713,199
Units redeemed	(182,750)	(182,684)	(295,084)	(234,469)	(377,420)	(898,465)

Net increase (decrease)	(3,390)	(43,046)	90,645	32,299	(376,955)	(185,266)

(1) The investment division ceased operations on October 12, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	AMERICAN CENTURY VP BALANCED FUND		AMERICAN CENTURY VP INCOME & GROWTH FUND		AMERICAN CENTURY VP INTERNATIONAL FUND
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$250,448	$120,045	$153,509	$69,839	$91,839	$8,472
Net realized gain (loss)	(671,809)	58,988	(629,670)	474,777	(312,972)	1,522,059
Change in net unrealized depreciation
on investments	1,186,531	(1,686,289)	1,063,666	(2,863,366)	2,124,473	(8,329,602)

Increase (decrease) in net assets resulting
from operations	765,170	(1,507,256)	587,505	(2,318,750)	1,903,340	(6,799,071)

CONTRACT TRANSACTIONS:
Purchase payments	63,463	144,741	42,298	154,314
Redemptions	(324,566)	(332,482)	(198,855)	(289,539)	(429,608)	(649,099)
Transfers, net	(129,537)	(372,776)	28,059	(602,861)	(900,645)	(2,251,140)
Contract maintenance charges	(372)	(402)			(545)	(653)
Adjustments to net assets allocated to contracts
in payout phase	(271)	298	(225)	207	(35,230)	34,016

Decrease in net assets resulting from
contract transactions	(391,283)	(560,621)	(128,723)	(737,879)	(1,366,028)	(2,866,876)

Total increase (decrease) in net assets	373,887	(2,067,877)	458,782	(3,056,629)	537,312	(9,665,947)

NET ASSETS:
Beginning of period	5,755,970	7,823,847	3,962,259	7,018,888	6,990,475	16,656,422

End of period	$6,129,857	$5,755,970	$4,421,041	$3,962,259	$7,527,787	$6,990,475

CHANGES IN UNITS OUTSTANDING:
Units issued	106,613	182,657	84,902	83,744	529
Units redeemed	(143,784)	(221,834)	(107,254)	(150,923)	(115,148)	(199,242)

Net decrease	(37,171)	(39,177)	(22,352)	(67,179)	(114,619)	(199,242)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	AMERICAN CENTURY VP MID CAP VALUE FUND	AMERICAN CENTURY VP VALUE FUND		COLUMBIA VIT MARSICO 21ST CENTURY FUND	COLUMBIA VIT SMALL CAP VALUE FUND
	2009	2009	2008	2009	2009
	(1)			(1)	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,632	$629,280	$293,114	$(600)	$86
Net realized gain (loss)	1,587	(3,584,510)	508,000	6,435	19,823
Change in net unrealized appreciation (depreciation)
on investments	64,532	4,947,633	(6,159,080)	10,615	23,192

Increase (decrease) in net assets resulting
from operations	68,751	1,992,403	(5,357,966)	16,450	43,101

CONTRACT TRANSACTIONS:
Purchase payments	17,991	135,651	226,444	150,991	79,541
Redemptions	(9,746)	(1,157,545)	(922,919)	(41)
Transfers, net	575,989	(209,142)	(2,700,232)	334,598	295,657
Contract maintenance charges		(523)	(591)
Adjustments to net assets allocated to contracts
in payout phase		(7,804)	(390)

Increase (decrease) in net assets resulting from
contract transactions	584,234	(1,239,363)	(3,397,688)	485,548	375,198

Total increase (decrease) in net assets	652,985	753,040	(8,755,654)	501,998	418,299

NET ASSETS:
Beginning of period	0	13,601,531	22,357,185	0	0

End of period	$652,985	$14,354,571	$13,601,531	$501,998	$418,299

CHANGES IN UNITS OUTSTANDING:
Units issued	50,899	241,084	201,657	47,349	43,728
Units redeemed	(1,075)	(379,245)	(442,530)	(9,639)	(10,648)

Net increase (decrease)	49,824	(138,161)	(240,873)	37,710	33,080

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	DELAWARE VIP GROWTH OPPORTUNITIES SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DREYFUS IP MIDCAP STOCK PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,945)	$(4,617)	$32,124	$8,837	$16,940	$4,449
Net realized gain (loss)	(204,219)	(8,203)	(2,061,047)	274,235	(932,045)	(163,605)
Change in net unrealized appreciation (depreciation)
on investments	599,667	(293,502)	5,791,111	(6,855,185)	1,419,622	(1,245,353)

Increase (decrease) in net assets resulting
from operations	387,503	(306,322)	3,762,188	(6,572,113)	504,517	(1,404,509)

CONTRACT TRANSACTIONS:
Purchase payments	1,110	28,575	171,740	222,653	21,199	231,296
Redemptions	(44,252)	(33,766)	(1,017,791)	(1,026,104)	(151,130)	(196,436)
Transfers, net	801,498	(140,412)	(381,093)	(2,291,414)	(387,071)	(43,348)
Contract maintenance charges	(53)	(27)	(565)	(541)	(80)	(141)
Adjustments to net assets allocated to contracts
in payout phase			(468)	(1,428)

Increase (decrease) in net assets resulting from
contract transactions	758,303	(145,630)	(1,228,177)	(3,096,834)	(517,082)	(8,629)

Total increase (decrease) in net assets	1,145,806	(451,952)	2,534,011	(9,668,947)	(12,565)	(1,413,138)

NET ASSETS:
Beginning of period	423,706	875,658	13,717,806	23,386,753	1,849,574	3,262,712

End of period	$1,569,512	$423,706	$16,251,817	$13,717,806	$1,837,009	$1,849,574

CHANGES IN UNITS OUTSTANDING:
Units issued	153,293	29,419	168,587	142,547	44,051	75,436
Units redeemed	(64,351)	(43,170)	(269,511)	(338,747)	(96,897)	(84,243)

Net increase (decrease)	88,942	(13,751)	(100,924)	(196,200)	(52,846)	(8,807)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF DEVELOPING LEADERS PORTFOLIO		DREYFUS VIF GROWTH & INCOME PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$101,297	$90,690	$6,028	$2,472	$10,416	$(4,538)
Net realized gain (loss)	(398,542)	735,999	(75,232)	(10,869)	(255,048)	388,408
Change in net unrealized depreciation
on investments	1,327,629	(3,440,530)	200,428	(411,037)	725,908	(1,897,479)

Increase (decrease) in net assets resulting
from operations	1,030,384	(2,613,841)	131,224	(419,434)	481,276	(1,513,609)

CONTRACT TRANSACTIONS:
Purchase payments	14,264	89,082			300	301
Redemptions	(334,473)	(507,742)	(46,238)	(19,941)	(188,129)	(222,990)
Transfers, net	(242,158)	(267,078)	(38,792)	(172,660)	(105,642)	(183,718)
Contract maintenance charges	(536)	(548)	(18)	(18)	(261)	(365)
Adjustments to net assets allocated to contracts
in payout phase	(32,051)	8,962

Decrease in net assets resulting from
contract transactions	(594,954)	(677,324)	(85,048)	(192,619)	(293,732)	(406,772)

Total increase (decrease) in net assets	435,430	(3,291,165)	46,176	(612,053)	187,544	(1,920,381)

NET ASSETS:
Beginning of period	5,920,966	9,212,131	624,148	1,236,201	2,061,238	3,981,619

End of period	$6,356,396	$5,920,966	$670,324	$624,148	$2,248,782	$2,061,238

CHANGES IN UNITS OUTSTANDING:
Units issued	193,911	160,500	925		23,686	2,084
Units redeemed	(275,490)	(228,294)	(13,961)	(20,114)	(66,968)	(43,415)

Net decrease	(81,579)	(67,794)	(13,036)	(20,114)	(43,282)	(41,331)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	DWS BLUE CHIP VIP PORTFOLIO		DWS CAPITAL GROWTH VIP PORTFOLIO		DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$46,920	$75,357	$34,592	$12,887	$46,813	$39,622
Net realized gain (loss)	(1,497,312)	(29,631)	(395,667)	237,350	(1,602,753)	(45,147)
Change in net unrealized appreciation (depreciation)
on investments	2,590,756	(2,931,587)	1,900,288	(2,834,109)	2,788,310	(2,048,369)

Increase (decrease) in net assets resulting
from operations	1,140,364	(2,885,861)	1,539,213	(2,583,872)	1,232,370	(2,053,894)

CONTRACT TRANSACTIONS:
Purchase payments	150,707	236,244	133,784	426,502	103,641	306,154
Redemptions	(787,735)	(243,490)	(413,947)	(358,074)	(324,944)	(465,944)
Transfers, net	650,721	(1,418,468)	560,744	2,401,218	593,543	1,783,009
Contract maintenance charges	(62)	(49)	(238)	(284)	(146)	(100)
Adjustments to net assets allocated to contracts
in payout phase	6,139	(4,021)	(11,658)	13,285	(788)	1,250

Increase (decrease) in net assets resulting from
contract transactions	19,770	(1,429,784)	268,685	2,482,647	371,306	1,624,369

Total increase (decrease) in net assets	1,160,134	(4,315,645)	1,807,898	(101,225)	1,603,676	(429,525)

NET ASSETS:
Beginning of period	4,097,721	8,413,366	5,653,407	5,754,632	4,101,355	4,530,880

End of period	$5,257,855	$4,097,721	$7,461,305	$5,653,407	$5,705,031	$4,101,355

CHANGES IN UNITS OUTSTANDING:
Units issued	172,719	107,924	277,517	428,679	250,796	348,449
Units redeemed	(179,400)	(236,829)	(235,822)	(197,330)	(204,812)	(194,773)

Net increase (decrease)	(6,681)	(128,905)	41,695	231,349	45,984	153,676

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	DWS GROWTH & INCOME VIP PORTFOLIO		DWS HEALTH CARE VIP PORTFOLIO		DWS LARGE CAP VALUE VIP PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,923	$6,656	$21,266	$(19,130)	$81,093	$41,872
Net realized gain (loss)	(118,541)	109,843	(758,459)	24,349	(1,464,489)	(253,084)
Change in net unrealized appreciation (depreciation)
on investments	256,512	(399,472)	1,350,697	(1,169,384)	2,540,752	(2,828,040)

Increase (decrease) in net assets resulting
from operations	144,894	(282,973)	613,504	(1,164,165)	1,157,356	(3,039,252)

CONTRACT TRANSACTIONS:
Purchase payments	35	123	10,506	117,947	228,933	795,400
Redemptions	(12,695)	(22,501)	(497,785)	(89,271)	(346,072)	(417,775)
Transfers, net	(26,082)	(3,589)	21,330	747,446	132,177	3,927,627
Contract maintenance charges	(76)	(80)	(172)	(147)	(80)	(52)
Adjustments to net assets allocated to contracts
in payout phase	(28)	2,943	10

Increase (decrease) in net assets resulting from
contract transactions	(38,846)	(23,104)	(466,111)	775,975	14,958	4,305,200

Total increase (decrease) in net assets	106,048	(306,077)	147,393	(388,190)	1,172,314	1,265,948

NET ASSETS:
Beginning of period	428,691	734,768	3,496,737	3,884,927	5,530,211	4,264,263

End of period	$534,739	$428,691	$3,644,130	$3,496,737	$6,702,525	$5,530,211

CHANGES IN UNITS OUTSTANDING:
Units issued	18,806	7,600	168,968	345,372	281,742	717,250
Units redeemed	(22,974)	(11,788)	(225,131)	(287,047)	(299,089)	(383,431)

Net increase (decrease)	(4,168)	(4,188)	(56,163)	58,325	(17,347)	333,819

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	DWS SMALL CAP GROWTH VIP PORTFOLIO		DWS SMALL CAP INDEX VIP PORTFOLIO		DWS STRATEGIC VALUE VIP PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,148)	$(6,814)	$105,065	$122,650	$166,582	$223,029
Net realized gain (loss)	(39,756)	(25,527)	(1,944,076)	1,098,561	(4,039,303)	(127,567)
Change in net unrealized depreciation
on investments	238,741	(559,055)	4,216,654	(7,168,256)	4,499,644	(5,378,592)

Increase (decrease) in net assets resulting
from operations	194,837	(591,396)	2,377,643	(5,947,045)	626,923	(5,283,130)

CONTRACT TRANSACTIONS:
Purchase payments			171,324	285,257	75	430,611
Redemptions	(16,479)	(51,092)	(935,826)	(1,146,002)	(749,875)	(533,534)
Transfers, net	(59,451)	(73,005)	(881,912)	564,180	(1,998,624)	(1,289,093)
Contract maintenance charges			(634)	(663)	(162)	(229)
Adjustments to net assets allocated to contracts
in payout phase			10,176	2,085

Decrease in net assets resulting from
contract transactions	(75,930)	(124,097)	(1,636,872)	(295,143)	(2,748,586)	(1,392,245)

Total increase (decrease) in net assets	118,907	(715,493)	740,771	(6,242,188)	(2,121,663)	(6,675,375)

NET ASSETS:
Beginning of period	532,672	1,248,165	10,915,699	17,157,887	5,371,687	12,047,062

End of period	$651,579	$532,672	$11,656,470	$10,915,699	$3,250,024	$5,371,687

CHANGES IN UNITS OUTSTANDING:
Units issued		2,057	170,903	281,012	20,145	216,341
Units redeemed	(13,429)	(19,189)	(319,298)	(305,088)	(434,874)	(380,373)

Net decrease	(13,429)	(17,132)	(148,395)	(24,076)	(414,729)	(164,032)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	FEDERATED CAPITAL INCOME FUND II		FEDERATED CLOVER VALUE FUND II		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$33,900	$34,692	$68,880	$72,602	$2,583,850	$2,111,544
Net realized gain (loss)	(842)	7,389	(2,505,883)	1,052,103	1,286	(283,033)
Change in net unrealized appreciation (depreciation)
on investments	117,887	(204,398)	2,685,753	(3,889,877)	54,949	(20,636)

Increase (decrease) in net assets resulting
from operations	150,945	(162,317)	248,750	(2,765,172)	2,640,085	1,807,875

CONTRACT TRANSACTIONS:
Purchase payments			1,198		337,918	2,155,854
Redemptions	(32,161)	(48,944)	(299,079)	(656,116)	(5,664,386)	(4,385,232)
Transfers, net	(20,388)	(20,580)	(1,194,229)	(684,295)	(977,632)	9,211,998
Contract maintenance charges	(148)	(164)	(858)	(982)	(2,084)	(1,780)
Adjustments to net assets allocated to contracts
in payout phase			(5,651)	(3,565)	(73,203)	(14,126)

Increase (decrease) in net assets resulting from
contract transactions	(52,697)	(69,688)	(1,498,619)	(1,344,958)	(6,379,387)	6,966,714

Total increase (decrease) in net assets	98,248	(232,005)	(1,249,869)	(4,110,130)	(3,739,302)	8,774,589

NET ASSETS:
Beginning of period	582,783	814,788	4,728,524	8,838,654	60,120,616	51,346,027

End of period	$681,031	$582,783	$3,478,655	$4,728,524	$56,381,314	$60,120,616

CHANGES IN UNITS OUTSTANDING:
Units issued			284	280	1,056,903	1,691,601
Units redeemed	(4,467)	(5,703)	(132,529)	(85,292)	(1,480,902)	(1,078,452)

Net increase (decrease)	(4,467)	(5,703)	(132,245)	(85,012)	(423,999)	613,149

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	FEDERATED INTERNATIONAL EQUITY FUND II		FRANKLIN SMALL CAP VALUE SECURITIES FUND		JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,249	$(863)	$14,852	$4,542	$206,443	$230,430
Net realized gain (loss)	(98,233)	(3,455)	(264,766)	(198,405)	186,770	872,238
Change in net unrealized appreciation (depreciation)
on investments	279,840	(707,429)	705,828	(335,783)	1,647,749	(3,261,205)

Increase (decrease) in net assets resulting
from operations	196,856	(711,747)	455,914	(529,646)	2,040,962	(2,158,537)

CONTRACT TRANSACTIONS:
Purchase payments			117,188	164,513
Redemptions	(99,777)	(79,304)	(32,239)	(40,082)	(425,868)	(867,198)
Transfers, net	(105,901)	(259,121)	826,145	231,069	(1,181,368)	(2,604,646)
Contract maintenance charges			(18)	(15)	(342)	(409)
Adjustments to net assets allocated to contracts
in payout phase	(1,423)	150

Increase (decrease) in net assets resulting from
contract transactions	(207,101)	(338,275)	911,076	355,485	(1,607,578)	(3,472,253)

Total increase (decrease) in net assets	(10,245)	(1,050,022)	1,366,990	(174,161)	433,384	(5,630,790)

NET ASSETS:
Beginning of period	653,225	1,703,247	952,962	1,127,123	9,359,531	14,990,321

End of period	$642,980	$653,225	$2,319,952	$952,962	$9,792,915	$9,359,531

CHANGES IN UNITS OUTSTANDING:
Units issued	82		217,059	137,157
Units redeemed	(27,362)	(34,898)	(86,615)	(106,139)	(123,864)	(257,516)

Net increase (decrease)	(27,280)	(34,898)	130,444	31,018	(123,864)	(257,516)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$386,314	$258,274	$1,016,414	$1,114,880	$857,895	$446,744
Net realized gain (loss)	(156,414)	247,682	(88,315)	(620,370)	347,935	102,101
Change in net unrealized appreciation (depreciation)
on investments	3,742,390	(3,121,303)	2,360,441	1,127,310	1,622,150	78,171

Increase (decrease) in net assets resulting
from operations	3,972,290	(2,615,347)	3,288,540	1,621,820	2,827,980	627,016

CONTRACT TRANSACTIONS:
Purchase payments	533,608	1,257,271			698,243	1,269,046
Redemptions	(996,074)	(793,797)	(2,808,219)	(2,542,791)	(1,660,523)	(576,617)
Transfers, net	5,757,575	8,697,968	(2,402,215)	(5,632,827)	11,570,600	5,102,604
Contract maintenance charges	(451)	(291)	(987)	(1,131)	(312)	(110)
Adjustments to net assets allocated to contracts
in payout phase			11,298	(24,619)	(15,601)	10,173

Increase (decrease) in net assets resulting from
contract transactions	5,294,658	9,161,151	(5,200,123)	(8,201,368)	10,592,407	5,805,096

Total increase (decrease) in net assets	9,266,948	6,545,804	(1,911,583)	(6,579,548)	13,420,387	6,432,112

NET ASSETS:
Beginning of period	14,551,835	8,006,031	30,063,257	36,642,805	15,175,592	8,743,480

End of period	$23,818,783	$14,551,835	$28,151,674	$30,063,257	$28,595,979	$15,175,592

CHANGES IN UNITS OUTSTANDING:
Units issued	929,135	1,376,275	6,390	613	1,439,530	951,690
Units redeemed	(405,333)	(469,507)	(343,394)	(606,789)	(499,857)	(403,610)

Net increase (decrease)	523,802	906,768	(337,004)	(606,176)	939,673	548,080

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES		JANUS ASPEN JANUS PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,657	$22,946	$(1,674)	$11,635	$(21,557)	$(11,228)
Net realized loss	(829,608)	(413,358)	(1,723,201)	(866,973)	(564,506)	(195,907)
Change in net unrealized appreciation (depreciation)
on investments	3,292,711	(5,972,247)	3,495,317	(2,619,486)	2,686,763	(4,610,359)

Increase (decrease) in net assets resulting
from operations	2,464,760	(6,362,659)	1,770,442	(3,474,824)	2,100,700	(4,817,494)

CONTRACT TRANSACTIONS:
Purchase payments			37,819	672,479
Redemptions	(559,647)	(1,158,896)	(937,770)	(571,809)	(702,542)	(638,791)
Transfers, net	(1,260,774)	(3,371,565)	2,303,319	2,203,769	(330,856)	(731,480)
Contract maintenance charges	(154)	(221)	(220)	(150)	(2,832)	(2,847)
Adjustments to net assets allocated to contracts
in payout phase	(578)	905			(5,381)	4,735

Increase (decrease) in net assets resulting from
contract transactions	(1,821,153)	(4,529,777)	1,403,148	2,304,289	(1,041,611)	(1,368,383)

Total increase (decrease) in net assets	643,607	(10,892,436)	3,173,590	(1,170,535)	1,059,089	(6,185,877)

NET ASSETS:
Beginning of period	7,654,478	18,546,914	4,758,378	5,928,913	6,789,735	12,975,612

End of period	$8,298,085	$7,654,478	$7,931,968	$4,758,378	$7,848,824	$6,789,735

CHANGES IN UNITS OUTSTANDING:
Units issued	273	1,500	703,448	634,546		2,223
Units redeemed	(224,018)	(469,610)	(535,794)	(416,269)	(84,134)	(85,367)

Net increase (decrease)	(223,745)	(468,110)	167,654	218,277	(84,134)	(83,144)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		JANUS ASPEN WORLDWIDE PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(37,038)	$389,678	$(16,442)	$85,798	$45,522	$41,325
Net realized gain (loss)	(247,931)	3,600,255	(703,011)	(1,758,209)	(16,795)	278,414
Change in net unrealized appreciation (depreciation)
on investments	7,467,486	(16,854,970)	2,752,431	(1,112,068)	2,545,406	(7,055,588)

Increase (decrease) in net assets resulting
from operations	7,182,517	(12,865,037)	2,032,978	(2,784,479)	2,574,133	(6,735,849)

CONTRACT TRANSACTIONS:
Purchase payments			42,053	48,473
Redemptions	(810,119)	(933,483)	(120,574)	(178,076)	(805,650)	(842,582)
Transfers, net	(1,351,846)	(4,876,141)	2,722,145	(990,669)	(234,910)	(538,708)
Contract maintenance charges	(2,654)	(2,718)	(642)	(528)	(3,112)	(3,179)
Adjustments to net assets allocated to contracts
in payout phase	(1,609)	3,166	(2,067)		(18,896)	10,457

Increase (decrease) in net assets resulting from
contract transactions	(2,166,228)	(5,809,176)	2,640,915	(1,120,800)	(1,062,568)	(1,374,012)

Total increase (decrease) in net assets	5,016,289	(18,674,213)	4,673,893	(3,905,279)	1,511,565	(8,109,861)

NET ASSETS:
Beginning of period	10,186,176	28,860,389	1,935,305	5,840,584	7,682,860	15,792,721

End of period	$15,202,465	$10,186,176	$6,609,198	$1,935,305	$9,194,425	$7,682,860

CHANGES IN UNITS OUTSTANDING:
Units issued	290	244	620,183	516,940		2,463
Units redeemed	(113,097)	(242,345)	(303,425)	(664,404)	(82,031)	(93,212)

Net increase (decrease)	(112,807)	(242,101)	316,758	(147,464)	(82,031)	(90,749)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS INTERNATIONAL VALUE FUND
	2009	2008	2009	2009	2008	2009
			(1)			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$748	$(6,608)	$103,701	$(106,575)	$(153,011)	$(3,403)
Net realized gain (loss)	(67,557)	87,850	78,504	(1,205,218)	1,316,913	26,684
Change in net unrealized appreciation (depreciation)
on investments	213,461	(546,245)	349,282	5,636,921	(10,281,521)	45,857

Increase (decrease) in net assets resulting
from operations	146,652	(465,003)	531,487	4,325,128	(9,117,619)	69,138

CONTRACT TRANSACTIONS:
Purchase payments			226,987	158,962	309,559	162,698
Redemptions	(67,210)	(66,768)	(10,350)	(993,968)	(1,133,251)	(260)
Transfers, net	(50,466)	(471,969)	4,255,037	(462,053)	(2,191,046)	1,389,294
Contract maintenance charges			(43)	(1,226)	(1,310)	(4)
Adjustments to net assets allocated to contracts
in payout phase	(3,194)	1,925	(2,067)	(11,874)	(1,071)

Increase (decrease) in net assets resulting from
contract transactions	(120,870)	(536,812)	4,469,564	(1,310,159)	(3,017,119)	1,551,728

Total increase (decrease) in net assets	25,782	(1,001,815)	5,001,051	3,014,969	(12,134,738)	1,620,866

NET ASSETS:
Beginning of period	821,681	1,823,496	0	12,920,552	25,055,290	0

End of period	$847,463	$821,681	$5,001,051	$15,935,521	$12,920,552	$1,620,866

CHANGES IN UNITS OUTSTANDING:
Units issued	51	52	368,573	157,765	149,900	136,070
Units redeemed	(12,481)	(41,894)	(27,358)	(265,935)	(340,685)	(12,481)

Net increase (decrease)	(12,430)	(41,842)	341,215	(108,170)	(190,785)	123,589

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	MFS UTILITIES PORTFOLIO		NEUBERGER BERMAN AMT REGENCY PORTFOLIO		NVIT MID CAP INDEX FUND
	2009	2008	2009	2008	2009	2008
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$33,746	$(3,685)	$(296)	$1,842	$(584)	$36,739
Net realized gain (loss)	(9,043)	(417,809)	(308,252)	(139,548)	(1,020,901)	206,472
Change in net unrealized appreciation (depreciation)
on investments	346,593	(1,268)	417,212	(262,120)	3,254,449	(4,862,534)

Increase (decrease) in net assets resulting
from operations	371,296	(422,762)	108,664	(399,826)	2,232,964	(4,619,323)

CONTRACT TRANSACTIONS:
Purchase payments	1,471,181	17,854	801	37,892	167,093	132,607
Redemptions	(67,489)	(49,453)	(8,675)	(87,138)	(595,513)	(531,831)
Transfers, net	1,440,927	990,292	(385,770)	158,465	(695,184)	(193,838)
Contract maintenance charges	(86)	(9)	(10)	(3)	(233)	(324)
Adjustments to net assets allocated to contracts
in payout phase					10,530	(2,271)

Increase (decrease) in net assets resulting from
contract transactions	2,844,533	958,684	(393,654)	109,216	(1,113,307)	(595,657)

Total increase (decrease) in net assets	3,215,829	535,922	(284,990)	(290,610)	1,119,657	(5,214,980)

NET ASSETS:
Beginning of period	535,922	0	613,751	904,361	7,363,628	12,578,608

End of period	$3,751,751	$535,922	$328,761	$613,751	$8,483,285	$7,363,628

CHANGES IN UNITS OUTSTANDING:
Units issued	509,776	340,635	25,916	115,332	102,267	166,933
Units redeemed	(143,968)	(255,821)	(94,947)	(92,434)	(202,290)	(215,517)

Net increase (decrease)	365,808	84,814	(69,031)	22,898	(100,023)	(48,584)

(1) The investment division commenced operations on May 1, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	OLD MUTUAL LARGE CAP GROWTH PORTFOLIO	OPPENHEIMER GLOBAL SECURITIES FUND/VA		OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
	2008	2009	2008	2009	2008
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,694)	$331,443	$285,152	$42,785	$45,885
Net realized gain (loss)	(23,041)	(2,757,346)	1,956,396	(1,686,682)	(285,104)
Change in net unrealized depreciation
on investments	(577,265)	9,627,662	(19,094,651)	3,539,216	(5,313,326)

Increase (decrease) in net assets resulting
from operations	(606,000)	7,201,759	(16,853,103)	1,895,319	(5,552,545)

CONTRACT TRANSACTIONS:
Purchase payments		421,906	361,786	324,500	704,505
Redemptions	(34,141)	(1,959,641)	(2,345,742)	(1,135,381)	(870,271)
Transfers, net	(1,425,494)	(831,326)	(4,516,316)	1,935,412	(2,305,123)
Contract maintenance charges		(1,610)	(1,573)
Adjustments to net assets allocated to contracts
in payout phase		(31,634)	(5,917)	353

Increase (decrease) in net assets resulting from
contract transactions	(1,459,635)	(2,402,305)	(6,507,762)	1,124,884	(2,470,889)

Total increase (decrease) in net assets	(2,065,635)	4,799,454	(23,360,865)	3,020,203	(8,023,434)

NET ASSETS:
Beginning of period	2,065,635	21,579,066	44,939,931	6,032,882	14,056,316

End of period	$0	$26,378,520	$21,579,066	$9,053,085	$6,032,882

CHANGES IN UNITS OUTSTANDING:
Units issued		291,657	247,654	287,589	354,368
Units redeemed	(185,216)	(509,850)	(692,775)	(236,254)	(556,943)

Net increase (decrease)	(185,216)	(218,193)	(445,121)	51,335	(202,575)

(1) The investment division ceased operations on December 16, 2008.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,881,809	$1,567,286	$1,385,559	$1,569,308	$4,803,079	$3,018,695
Net realized gain (loss)	(4,535,890)	(1,136,620)	2,446,480	623,294	4,841,089	1,980,434
Change in net unrealized appreciation (depreciation)
on investments	10,705,952	(6,035,659)	1,915,191	(2,747,951)	3,539,785	(1,997,082)

Increase (decrease) in net assets resulting
from operations	8,051,871	(5,604,993)	5,747,230	(555,349)	13,183,953	3,002,047

CONTRACT TRANSACTIONS:
Purchase payments	459,150	781,204	1,105,004	1,504,489	3,128,151	3,899,914
Redemptions	(2,562,513)	(1,873,310)	(3,588,973)	(3,538,208)	(11,726,649)	(4,156,723)
Transfers, net	5,903,644	(2,355,978)	12,324,394	1,201,326	27,764,569	21,473,605
Contract maintenance charges	(312)	(335)	(890)	(975)	(1,279)	(807)
Adjustments to net assets allocated to contracts
in payout phase	4,092	(10,300)	(74,214)	(8,427)	(46,702)	(22,563)

Increase (decrease) in net assets resulting from
contract transactions	3,804,061	(3,458,719)	9,765,321	(841,795)	19,118,090	21,193,426

Total increase (decrease) in net assets	11,855,932	(9,063,712)	15,512,551	(1,397,144)	32,302,043	24,195,473

NET ASSETS:
Beginning of period	17,393,175	26,456,887	45,790,965	47,188,109	91,302,322	67,106,849

End of period	$29,249,107	$17,393,175	$61,303,516	$45,790,965	$123,604,365	$91,302,322

CHANGES IN UNITS OUTSTANDING:
Units issued	1,511,700	570,999	1,798,281	937,724	3,739,843	2,982,406
Units redeemed	(1,181,952)	(802,926)	(1,005,179)	(1,024,547)	(2,214,947)	(1,150,768)

Net increase (decrease)	329,748	(231,927)	793,102	(86,823)	1,524,896	1,831,638

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	PIONEER EMERGING MARKETS VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO		PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
	2009	2008	2009	2008	2009	2008
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,812	$(1,310)	$40,135	$208,838	$(30,889)	$(33,948)
Net realized gain (loss)	224,645	(26,078)	(858,609)	47,493	(487,635)	149,723
Change in net unrealized appreciation (depreciation)
on investments	1,006,393	(195,063)	1,662,833	(2,597,594)	1,858,491	(1,860,455)

Increase (decrease) in net assets resulting
from operations	1,234,850	(222,451)	844,359	(2,341,263)	1,339,967	(1,744,680)

CONTRACT TRANSACTIONS:
Purchase payments	24,696	28,914	16,937	147,320	21,195	11,843
Redemptions	(92,967)	(1,357)	(258,218)	(480,825)	(485,771)	(246,987)
Transfers, net	2,462,804	878,996	(805,298)	322,461	1,009,000	(385,286)
Contract maintenance charges			(620)	(588)	(665)	(593)
Adjustments to net assets allocated to contracts
in payout phase					295	(728)

Increase (decrease) in net assets resulting from
contract transactions	2,394,533	906,553	(1,047,199)	(11,632)	544,054	(621,751)

Total increase (decrease) in net assets	3,629,383	684,102	(202,840)	(2,352,895)	1,884,021	(2,366,431)

NET ASSETS:
Beginning of period	684,102	0	4,470,642	6,823,537	2,936,567	5,302,998

End of period	$4,313,485	$684,102	$4,267,802	$4,470,642	$4,820,588	$2,936,567

CHANGES IN UNITS OUTSTANDING:
Units issued	751,994	166,071	80,615	164,382	253,883	43,228
Units redeemed	(342,365)	(11,427)	(199,873)	(141,285)	(187,700)	(92,474)

Net increase (decrease)	409,629	154,644	(119,258)	23,097	66,183	(49,246)

(1) The investment division commenced operations on May 1, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SMALL CAP VALUE VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
	2009	2008	2009	2008	2009	2008
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,419	$3,480	$29,238	$(8,363)	$(13)	$(198)
Net realized gain (loss)	(392,786)	(198,008)	(3,965,434)	(872,174)	(51,426)	92,066
Change in net unrealized appreciation (depreciation)
on investments	734,396	(438,708)	3,710,956	(1,633,299)	142,628	(340,981)

Increase (decrease) in net assets resulting
from operations	350,029	(633,236)	(225,240)	(2,513,836)	91,189	(249,113)

CONTRACT TRANSACTIONS:
Purchase payments	40,639	44,052	7,933	85,862	1,750	1,496
Redemptions	(109,677)	(160,690)	(538,413)	(421,141)	(41,559)	(188,670)
Transfers, net	663,655	425,643	(2,947,602)	(785,476)	(6,959)	(361,626)
Contract maintenance charges	(34)	(38)	(94)	(176)	(81)	(91)
Adjustments to net assets allocated to contracts
in payout phase	1,919		(7,967)	(842)

Increase (decrease) in net assets resulting from
contract transactions	596,502	308,967	(3,486,143)	(1,121,773)	(46,849)	(548,891)

Total increase (decrease) in net assets	946,531	(324,269)	(3,711,383)	(3,635,609)	44,340	(798,004)

NET ASSETS:
Beginning of period	1,197,650	1,521,919	3,711,383	7,346,992	308,141	1,106,145

End of period	$2,144,181	$1,197,650	$0	$3,711,383	$352,481	$308,141

CHANGES IN UNITS OUTSTANDING:
Units issued	169,685	118,305	19,360	68,610	7,965	7,606
Units redeemed	(99,149)	(91,344)	(363,737)	(144,190)	(14,796)	(55,309)

Net increase (decrease)	70,536	26,961	(344,377)	(75,580)	(6,831)	(47,703)

(1) The investment division ceased operations on April 29, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II		SCHWAB MONEY MARKET PORTFOLIO
	2009	2009	2009	2008	2009	2008
	(1)	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,567)	$(3,489)	$475,895	$504,713	$(1,132,446)	$2,686,562
Net realized gain (loss)	28,672	25,966	(1,873,081)	1,146,340
Change in net unrealized appreciation (depreciation)
on investments	53,565	117,799	6,001,607	(12,922,936)

Increase (decrease) in net assets resulting
from operations	80,670	140,276	4,604,421	(11,271,883)	(1,132,446)	2,686,562

CONTRACT TRANSACTIONS:
Purchase payments	118,258	46,405	159,718	1,132,383	35,818,202	102,345,513
Redemptions	(4,344)	(1,124)	(2,439,689)	(2,178,094)	(56,668,806)	(58,022,852)
Transfers, net	1,044,343	1,217,099	1,104,184	(1,207,867)	(66,507,202)	(3,444,839)
Contract maintenance charges		(5)	(1,773)	(1,783)	(20,262)	(20,305)
Adjustments to net assets allocated to contracts
in payout phase			6,163	(4,937)	35,957	(77,388)

Increase (decrease) in net assets resulting from
contract transactions	1,158,257	1,262,375	(1,171,397)	(2,260,298)	(87,342,111)	40,780,129

Total increase (decrease) in net assets	1,238,927	1,402,651	3,433,024	(13,532,181)	(88,474,557)	43,466,691

NET ASSETS:
Beginning of period	0	0	21,858,950	35,391,131	226,806,432	183,339,741

End of period	$1,238,927	$1,402,651	$25,291,974	$21,858,950	$138,331,875	$226,806,432

CHANGES IN UNITS OUTSTANDING:
Units issued	104,880	119,937	361,990	357,607	7,161,317	17,580,431
Units redeemed	(18,760)	(12,915)	(465,992)	(542,683)	(14,498,996)	(14,049,299)

Net increase (decrease)	86,120	107,022	(104,002)	(185,076)	(7,337,679)	3,531,132

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	SCHWAB S&P 500 INDEX PORTFOLIO		SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO		SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
	2009	2008	2009	2008	2009	2009
					(1)	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,847,012	$1,650,159	$(22,877)	$(10,050)	$39,049	$6,333
Net realized gain (loss)	(4,335,847)	934,713	(88,870)	(289,509)	37,883	3,408
Change in net unrealized appreciation (depreciation)
on investments	24,831,613	(58,793,596)	1,418,232	(457,478)	(78,819)	61,684

Increase (decrease) in net assets resulting
from operations	22,342,778	(56,208,724)	1,306,485	(757,037)	(1,887)	71,425

CONTRACT TRANSACTIONS:
Purchase payments	1,970,591	4,009,748	25,737	49,041		4,952
Redemptions	(7,800,138)	(7,368,856)	(161,761)	(73,691)	(1,988)
Transfers, net	990,473	3,176,422	2,433,202	60,921	827,078	531,984
Contract maintenance charges	(11,756)	(11,837)	(83)	(20)		(3)
Adjustments to net assets allocated to contracts
in payout phase	(81,700)	66,360

Increase (decrease) in net assets resulting from
contract transactions	(4,932,530)	(128,163)	2,297,095	36,251	825,090	536,933

Total increase (decrease) in net assets	17,410,248	(56,336,887)	3,603,580	(720,786)	823,203	608,358

NET ASSETS:
Beginning of period	93,739,960	150,076,847	1,078,411	1,799,197	0	0

End of period	$111,150,208	$93,739,960	$4,681,991	$1,078,411	$823,203	$608,358

CHANGES IN UNITS OUTSTANDING:
Units issued	1,930,138	2,117,762	493,452	138,646	102,228	51,980
Units redeemed	(2,249,738)	(2,015,564)	(233,304)	(142,328)	(24,483)	(3,808)

Net increase (decrease)	(319,600)	102,198	260,148	(3,682)	77,745	48,172

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
	2009	2009	2008	2009	2009	2008
	(1)			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$414	$(61,629)	$20,547	$317	$130,814	$252,924
Net realized gain (loss)	247	(2,501,817)	(403,121)	46	(4,291,486)	2,330,043
Change in net unrealized appreciation (depreciation)
on investments	9,640	5,797,695	(6,417,064)	14,295	5,488,666	(6,659,112)

Increase (decrease) in net assets resulting
from operations	10,301	3,234,249	(6,799,638)	14,658	1,327,994	(4,076,145)

CONTRACT TRANSACTIONS:
Purchase payments	20,566	5,759	648,606	592,852	2,614	8,470
Redemptions	(2)	(505,860)	(1,110,627)		(312,540)	(916,003)
Transfers, net	152,861	(1,772,852)	1,240,896	122,656	(80,299)	(601,068)
Contract maintenance charges	(4)	(298)	(273)		(974)	(1,085)
Adjustments to net assets allocated to contracts
in payout phase					(2,588)	(5,149)

Increase (decrease) in net assets resulting from
contract transactions	173,421	(2,273,251)	778,602	715,508	(393,787)	(1,514,835)

Total increase (decrease) in net assets	183,722	960,998	(6,021,036)	730,166	934,207	(5,590,980)

NET ASSETS:
Beginning of period	0	8,337,006	14,358,042	0	6,067,772	11,658,752

End of period	$183,722	$9,298,004	$8,337,006	$730,166	$7,001,979	$6,067,772

CHANGES IN UNITS OUTSTANDING:
Units issued	14,688	177,881	635,963	55,555	72,820	46,133
Units redeemed	(140)	(525,032)	(580,420)		(104,255)	(108,141)

Net increase (decrease)	14,548	(347,151)	55,543	55,555	(31,435)	(62,008)

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	VAN ECK INSURANCE TRUST WORLDWIDE HARD ASSETS FUND	VAN ECK INSURANCE TRUST WORLDWIDE BOND FUND	VAN KAMPEN LIT COMSTOCK		VAN KAMPEN LIT GROWTH & INCOME
	2009	2009	2009	2008	2009	2008
	(1)	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,565)	$(7,469)	$75,145	$40,020	$295,636	$124,549
Net realized gain (loss)	28,592	18,854	(461,384)	(1,306)	(1,834,215)	50,888
Change in net unrealized appreciation (depreciation)
on investments	153,768	(10,184)	873,420	(1,027,343)	3,545,118	(3,518,751)

Increase (decrease) in net assets resulting
from operations	177,795	1,201	487,181	(988,629)	2,006,539	(3,343,314)

CONTRACT TRANSACTIONS:
Purchase payments	202,247	43,172	34,707	173,892	75,647	362,475
Redemptions	(2,681)	(9,394)	(95,157)	(90,732)	(1,298,529)	(891,714)
Transfers, net	1,584,503	2,966,953	208,319	(205,832)	2,065,538	2,390,767
Contract maintenance charges		(26)	(74)	(73)	(187)	(169)
Adjustments to net assets allocated to contracts
in payout phase		(31,430)	173	(319)	(245)	3,021

Increase (decrease) in net assets resulting from
contract transactions	1,784,069	2,969,275	147,968	(123,064)	842,224	1,864,380

Total increase (decrease) in net assets	1,961,864	2,970,476	635,149	(1,111,693)	2,848,763	(1,478,934)

NET ASSETS:
Beginning of period	0	0	1,684,158	2,795,851	7,747,160	9,226,094

End of period	$1,961,864	$2,970,476	$2,319,307	$1,684,158	$10,595,923	$7,747,160

CHANGES IN UNITS OUTSTANDING:
Units issued	164,875	298,151	97,309	49,007	452,904	372,800
Units redeemed	(19,633)	(33,150)	(80,149)	(62,515)	(356,682)	(199,983)

Net increase (decrease)	145,242	265,001	17,160	(13,508)	96,222	172,817

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND		WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(19,747)	$(29,960)	$(27,920)	$53,710	$9,244	$(35,602)
Net realized gain (loss)	(429,415)	183,086	(1,457,865)	676,120	(432,946)	938,113
Change in net unrealized depreciation
on investments	1,382,895	(2,691,230)	2,959,700	(2,819,806)	1,597,505	(3,009,596)

Increase (decrease) in net assets resulting
from operations	933,733	(2,538,104)	1,473,915	(2,089,976)	1,173,803	(2,107,085)

CONTRACT TRANSACTIONS:
Purchase payments	43,880	170,068	9,005	248,822
Redemptions	(254,475)	(304,498)	(171,640)	(133,442)	(165,072)	(325,108)
Transfers, net	(296,208)	(39,077)	593,364	257,976	(412,763)	(728,280)
Contract maintenance charges			(102)	(47)	(510)	(498)
Adjustments to net assets allocated to contracts
in payout phase			(48,337)	23,446	(10,221)	(5,768)

Increase (decrease) in net assets resulting from
contract transactions	(506,803)	(173,507)	382,290	396,755	(588,566)	(1,059,654)

Total increase (decrease) in net assets	426,930	(2,711,611)	1,856,205	(1,693,221)	585,237	(3,166,739)

NET ASSETS:
Beginning of period	2,780,257	5,491,868	3,160,863	4,854,084	2,377,622	5,544,361

End of period	$3,207,187	$2,780,257	$5,017,068	$3,160,863	$2,962,859	$2,377,622

CHANGES IN UNITS OUTSTANDING:
Units issued	48,618	184,219	281,585	138,836	442	1,467
Units redeemed	(116,656)	(220,335)	(236,018)	(104,413)	(61,051)	(80,545)

Net increase (decrease)	(68,038)	(36,116)	45,567	34,423	(60,609)	(79,078)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	TOTAL VARIABLE ANNUITY-1 SERIES ACCOUNT
	2009	2008
	(UNAUDITED)	(UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$18,856,254	$18,323,406
Net realized gain (loss)	(90,801,333)	10,232,928
Change in net unrealized depreciation
on investments	241,418,008	(350,937,498)

Increase (decrease) in net assets resulting
from operations	169,472,929	(322,381,164)

CONTRACT TRANSACTIONS:
Purchase payments	51,218,584	131,805,515
Redemptions	(127,236,320)	(119,537,684)
Transfers, net	5,327,496	2,475,409
Contract maintenance charges	(70,575)	(70,557)
Adjustments to net assets allocated to contracts
in payout phase	(709,329)	110,402

Increase (decrease) in net assets resulting from
contract transactions	(71,470,144)	14,783,085

Total increase (decrease) in net assets	98,002,785	(307,598,079)

NET ASSETS:
Beginning of period	962,152,195	1,269,750,274

End of period	$1,060,154,980	$962,152,195

CHANGES IN UNITS OUTSTANDING:
Units issued	32,318,703	42,769,083
Units redeemed	(38,610,651)	(40,920,319)

Net increase (decrease)	(6,291,948)	1,848,764

The accompanying notes are an integral part of these financial statements.		(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

1.	ORGANIZATION
The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Colorado law.  The Series Account commenced operations on November 1, 1996.  As of May 3, 2001, the Company began offering a new contract in the Series Account (Schwab OneSource Annuity).  The original contract in the Series Account is designated the Schwab Select Annuity.  The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  The Series Account is a funding vehicle for both group and individual variable annuity contracts.  The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the investment divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities.  The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.	SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements and financial highlights of each of the investment divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Security Valuation

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Series Account’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

During 2009, the only investments of each of the investment divisions of the Series Account were in underlying registered investment companies that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Security Transactions
Investments made in the investment divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.  Transactions are recorded on a trade date basis.  Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

One or more of the underlying investment divisions may invest in securities of governmental agencies, foreign issuers and high yield bonds.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Certain investment divisions may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject the underlying investment divisions to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Certain investment divisions invest in high yield bonds, some of which may be rated below investment grade.  These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions.  The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Contracts in the Payout Phase

Net assets of each investment division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table.  The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected.  Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the respective Statement of Changes in Net Assets of which there were none for the years ended December 31, 2009 and 2008.  These excess amounts are represented as either a Due to or Due from Great-West Life & Annuity Insurance Company on the respective Statement of Assets and Liabilities.

Federal Income Taxes

The operations of each of the investment divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC).  Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the investment divisions of the Series Account to the extent the earnings are credited under the contracts.  Based on this, no charge is being made currently to the Series Account for federal income taxes.  The Company will review periodically the status of the federal income taxes policy in the event of changes in the tax law.  A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net Transfers

Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (the FASB) issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162 (SFAS No. 168).  SFAS No. 168 establishes the FASB Accounting Standards CodificationTM (the ASC) as the single source of authoritative accounting principles recognized by the FASB to be applied in the preparation of financial statements in conformity with generally accepted accounting principles in the United States (GAAP) applied by nongovernmental entities.  All previously issued GAAP authoritative pronouncements are superseded and replaced by the ASC and are considered non-authoritative. The ASC also established that rules and interpretative releases of the Securities and Exchange Commission (the SEC) under authority of federal securities laws are also sources of GAAP for SEC registrants.  SFAS No. 168 and the ASC are effective for interim or annual financial periods ending after September 15, 2009.  The Series Account adopted SFAS No. 168 and the ASC for the annual period ended December 31, 2009.

In April 2009, the FASB issued Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for an Asset or Liability Have Significantly Decreased and Identifying Transactions That are Not Orderly (FSP No. FAS 157-4).  Effective July 1, 2009, FSP No. FAS 157-4 was superseded and replaced by certain provisions of ASC topic 820.  These provisions of ASC topic 820 relate to determining fair values when there is no active market or where the price inputs being used represent distressed sales.  These provisions of ASC topic 820 reaffirm the need to use judgment to ascertain if a formerly active market has become inactive and in determining fair values when markets have become inactive.  These provisions of ASC topic 820 apply to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements.  The provisions of ASC topic 820 that relate to the determination of fair value when the volume and level of activity for an asset or liability have significantly decreased and identifying transactions that are not orderly, is effective for interim and annual periods ending after June 15, 2009.  Each investment division of the Series Account adopted these provisions of ASC topic 820 relating to these considerations for the annual period ended December 31, 2009.  The adoption had no impact on the financial statements.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (SFAS No. 165).  Effective July 1, 2009, SFAS No.165 was superseded and replaced by certain provisions of ASC topic 855, Subsequent Events (ASC topic 855).  These provisions of ASC topic 855 require companies to establish principles and requirements for subsequent events.  Specifically, these provisions of ASC topic 855 require the disclosure of the period after the financial statements date through which management has evaluated events and transactions that may occur for potential recognition or disclosure in a company’s financial statements.  In addition, these provisions of ASC topic 855 provide the circumstances under which the disclosures are required of an entity regarding events and circumstances that have occurred after the date of the financial statements but before the date of issuance.  These provisions of ASC topic 855 are effective for interim or annual financial periods ending after June 15, 2009.  Each investment division of the Series Account adopted these provisions of ASC topic 855 for the annual period ended December 31, 2009.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

Investment Division	Purchases	Sales

Aim V.I. Core Equity Fund	$82,949	$1,002,303
Aim V.I. High Yield Fund	327,121	966,941
Aim V.I. International Growth Fund	4,306,453	2,207,068
Aim V.I. Mid Cap Core Equity Fund	460,817	120,720
Aim V.I. Small Cap Equity Fund	301,630	43,742
Aim V.I. Technology Fund	0	483,556
Alger Balanced Portfolio	36,317	330,459
Alger Largecap Growth Portfolio	3,081,459	4,602,341
Alger Midcap Growth Portfolio	2,176,124	2,099,175
AllianceBernstein VPS Growth & Income Portfolio	563,263	3,512,066
AllianceBernstein VPS Growth Portfolio	307,823	807,945
AllianceBernstein VPS International Growth Portfolio	4,487,095	7,073,091
AllianceBernstein VPS International Value Portfolio	2,886,282	4,543,938
AllianceBernstein VPS Real Estate Investment Portfolio	3,002,821	2,275,188
AllianceBernstein VPS Small/Midcap Value Portfolio	3,158,188	2,166,051
AllianceBernstein VPS Utility Income Portfolio	203,546	6,063,958
American Century VP Balanced Fund	1,396,747	1,562,348
American Century VP Income & Growth Fund	862,736	857,005
American Century VP International Fund	145,057	1,384,414
American Century VP Mid Cap Value Fund	600,266	13,361
American Century VP Value Fund	3,137,358	3,755,718
Columbia VIT Marsico 21st Century Fund	606,948	121,970
Columbia VIT Small Cap Value Fund	506,800	131,493
Delaware VIP Growth Opportunities Series	1,272,851	522,435
Delaware VIP Small Cap Value Series	2,222,855	3,426,307
Dreyfus IP Midcap Stock Portfolio	403,989	904,054
Dreyfus VIF Appreciation Portfolio	2,293,276	2,322,536
Dreyfus VIF Developing Leaders Portfolio	17,617	96,655
Dreyfus VIF Growth & Income Portfolio	194,406	474,778
DWS Blue Chip VIP Portfolio	1,485,284	1,424,797
DWS Capital Growth VIP Portfolio	2,077,380	1,737,201
DWS Dreman Small Mid Cap Value VIP Portfolio	1,812,674	1,396,505
DWS Growth & Income VIP Portfolio	119,070	150,975
DWS Health Care VIP Portfolio	1,571,141	1,963,564
DWS Large Cap Value VIP Portfolio	2,606,395	2,502,459
DWS Small Cap Growth VIP Portfolio	0	86,949
DWS Small Cap Index VIP Portfolio	2,634,616	3,425,037
DWS Strategic Value VIP Portfolio	295,073	2,877,400
Federated Capital Income Fund II	39,212	58,028
Federated Clover Value Fund II	100,374	1,533,725
Federated Fund For U.S. Government Securities II	15,276,735	19,377,302
Federated International Equity Fund II	19,482	209,935
Franklin Small Cap Value Securities Fund	1,589,172	590,916
Janus Aspen Balanced Portfolio Institutional Shares	632,982	1,677,027
Janus Aspen Balanced Portfolio Service Shares	9,624,464	3,320,070
Janus Aspen Flexible Bond Portfolio Institutional Shares	1,264,713	5,459,390
Janus Aspen Flexible Bond Portfolio Service Shares	16,431,808	5,003,131

Janus Aspen Growth & Income Portfolio Institutional Shares	61,964	1,881,136
Janus Aspen Growth & Income Portfolio Service Shares	4,631,774	3,226,350
Janus Aspen Janus Portfolio	37,267	1,111,179
Janus Aspen Overseas Portfolio Institutional Shares	435,769	2,275,838
Janus Aspen Overseas Portfolio Service Shares	4,977,996	2,161,282
Janus Aspen Worldwide Portfolio	113,639	1,123,669
JPMorgan Insurance Trust Small Cap Core Portfolio	18,295	122,936
Lazard Retirement Emerging Markets Equity Series Portfolio	4,926,071	328,333
LVIP Baron Growth Opportunities Fund	1,734,399	3,103,590
MFS International Value Fund	1,704,384	155,960
MFS Utilities Portfolio	4,790,719	1,955,658
Neuberger Berman AMT Regency Portfolio	136,516	526,687
NVIT Mid Cap Index Fund	1,341,913	2,244,849
Oppenheimer Global Securities Fund/VA	4,047,683	5,602,926
Oppenheimer International Growth Fund/VA	3,337,634	2,160,960
Pimco VIT High Yield Portfolio	19,916,817	14,458,699
Pimco VIT Low Duration Portfolio	23,953,239	10,049,538
Pimco VIT Total Return Portfolio	48,771,498	20,941,062
Pioneer Emerging Markets VCT Portfolio	4,165,839	1,757,308
Pioneer Fund VCT Portfolio	749,004	1,740,097
Pioneer Growth Opportunities VCT Portfolio	2,141,119	1,617,655
Pioneer Mid Cap Value VCT Portfolio	1,308,378	695,818
Pioneer Small Cap Value VCT Portfolio	196,483	3,645,782
Prudential Series Fund Equity Portfolio	79,464	131,096
Prudential Series Fund Natural Resources Portfolio	1,405,966	235,601
Royce Capital Fund Small-Cap Portfolio	1,418,036	153,627
Schwab Markettrack Growth Portfolio II	4,506,815	5,076,329
Schwab Money Market Portfolio	49,905,937	139,507,234
Schwab S&P 500 Index Portfolio	17,547,355	20,701,449
Seligman Communications & Information Portfolio	4,842,689	2,606,069
Sentinel Variable Products Bond Fund	1,154,203	252,639
Sentinel Variable Products Common Stock Fund	590,387	47,082
Sentinel Variable Products Small Company Fund	175,738	1,893
Third Avenue Value Portfolio	2,892,097	3,169,069
Touchstone Mid Cap Growth Fund	715,508	277
Universal Institutional Fund U.S. Real Estate Portfolio	1,365,068	1,735,323
Van Eck Insurance Trust Worldwide Hard Assets Fund	1,992,339	212,719
Van Eck Insurance Trust Worldwide Bond Fund	3,308,864	347,424
Van Kampen LIT Comstock	840,275	617,356
Van Kampen LIT Growth & Income	4,005,026	2,891,665
Wells Fargo Advantage VT Discovery Fund	348,508	875,129
Wells Fargo Advantage VT Opportunity Fund	2,351,218	1,949,113
Wells Fargo Advantage VT Small/Mid Cap Value Fund	30,405	584,992

4.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Schwab Select Annuity, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date. This charge is recorded as Contract Maintenance Charges on the Statement of Changes in Net Assets.

    Transfer Fees

The Company charges $10 in the Schwab Select Annuity for each transfer between investment divisions in excess of 12 transfers in any calendar year. This charge is recorded as a redemption on the Statement of Changes in Net Assets.

Deductions for Premium Taxes

The Company deducts from each contribution in both the Schwab Select Annuity and Schwab OneSource Annuity any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.  This charge is netted with purchase payments on the Statement of Changes in Net Assets.

    Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each investment division of the Schwab Select Annuity investments, equal to an annual rate of 0.85%, and an amount, computed and accrued daily, from the unit value of each investment division of the Schwab OneSource Annuity investments, equal to an annual rate of 0.65% to 0.85% depending on the benefit option chosen.  This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.  The accrued amount is represented as Due to Great-West Life & Annuity Insurance Company on the Statement of Assets and Liabilities.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

6.	FINANCIAL HIGHLIGHTS

The financial highlights for the Series Account are presented by contract by investment division.  For each investment division available to Schwab Select Annuity contracts, a summary of accumulation units outstanding for variable annuity contracts, the expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the five years ended December 31, 2009 is included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.  For each investment division available to Schwab OneSource Annuity contracts, a summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the five years ended December 31, 2009 is included on the following pages.  In certain instances the lowest unit fair value and total return exceed the highest due to the impact of contracts which were not inforce for the full year.

The Expense Ratios represent the annualized contract expenses of the respective investment divisions of the Series Account, consisting of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values.  These ratios do not include any expenses assessed through the redemption of units.  The total return is calculated for each period shown and, accordingly, is not annualized for periods less than one year.  As the total return for Schwab OneSource Annuity for each of the periods in the five years ended December 31, 2009 is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets during the year.  The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units	Unit Fair Value lowest to highest	Net Assets	Investment	Expense Ratio lowest to highest	Total Return lowest to highest
Schwab Select Annuity:	(000s)		(000s)	Income Ratio

AIM V.I. CORE EQUITY FUND
2009	278	$18.25	$5,082	1.73%	0.85%	27.18%
2008	340	$14.35	$4,877	2.08%	0.85%	(30.71)%
2007	396	$20.71	$8,202	1.03%	0.85%	7.19%
2006	491	$19.32	$9,483	1.66%	0.85%	15.34%
2005	672	$16.75	$11,249	0.39%	0.85%	2.51%
AIM V.I. HIGH YIELD FUND
2009	207	$16.22	$3,357	8.14%	0.85%	51.45%
2008	261	$10.71	$2,799	8.75%	0.85%	(26.29)%
2007	351	$14.53	$5,105	6.46%	0.85%	0.35%
2006	462	$14.48	$6,681	7.83%	0.85%	9.86%
2005	649	$13.18	$8,552	7.22%	0.85%	1.85%
AIM V.I. INTERNATIONAL GROWTH FUND
2009	195	$10.01	$1,947	1.88%	0.85%	34.18%
2008	149	$7.46	$1,110	0.44%	0.85%	(40.89)%
2007	230	$12.62	$2,909	0.50%	0.85%	13.69%
2006	114	$11.10	$1,269	1.77%	0.85%	11.00%
AIM V.I. MID CAP CORE EQUITY FUND
2009	11	$12.48	$135	1.95%	0.85%	24.80%
AIM V.I. SMALL CAP EQUITY FUND
2009	6	$12.20	$73	0.13%	0.85%	22.00%
AIM V.I. TECHNOLOGY FUND
2009	750	$2.41	$1,811	0.00%	0.85%	56.49%
2008	966	$1.54	$1,498	0.00%	0.85%	(45.20)%
2007	1,575	$2.81	$4,429	0.00%	0.85%	6.84%
2006	1,902	$2.63	$4,997	0.00%	0.85%	9.58%
2005	2,585	$2.40	$6,201	0.00%	0.85%	1.27%
ALGER LARGECAP GROWTH PORTFOLIO
2009	691	$18.39	$12,760	0.66%	0.85%	46.30%
2008	759	$12.57	$9,580	0.23%	0.85%	(46.62)%
2007	881	$23.55	$20,797	0.33%	0.85%	18.94%
2006	882	$19.80	$17,453	0.13%	0.85%	4.27%
2005	1,229	$18.99	$23,333	0.24%	0.85%	11.12%
ALGER MIDCAP GROWTH PORTFOLIO
2009	221	$13.29	$2,939	0.00%	0.85%	50.51%
2008	223	$8.83	$1,968	0.17%	0.85%	(58.46)%
2007	314	$21.40	$6,717	0.00%	0.85%	30.49%
2006	180	$16.40	$2,954	0.00%	0.85%	9.19%
2005	249	$15.02	$3,737	0.00%	0.85%	8.92%

						(Continued)

ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO
2009	66	$8.19	$544	4.10%	0.85%	19.74%
2008	85	$6.84	$580	2.15%	0.85%	(41.09)%
2007	114	$11.61	$1,319	1.70%	0.85%	4.22%
2006	41	$11.14	$457	0.90%	0.85%	11.40%
ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO
2009	60	$8.37	$504	0.00%	0.85%	32.02%
2008	72	$6.34	$458	0.00%	0.85%	(42.93)%
2007	81	$11.11	$899	0.00%	0.85%	12.11%
2006	62	$9.91	$612	0.00%	0.85%	(0.90)%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2009	412	$12.63	$5,224	4.62%	0.85%	38.49%
2008	539	$9.12	$4,922	0.00%	0.85%	(49.31)%
2007	630	$17.99	$11,324	1.84%	0.85%	17.12%
2006	573	$15.36	$8,804	0.94%	0.85%	26.11%
2005	413	$12.18	$5,029	0.01%	0.85%	21.80%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
2009	472	$7.34	$3,464	1.45%	0.85%	33.70%
2008	570	$5.49	$3,129	1.18%	0.85%	(53.63)%
2007	643	$11.84	$7,607	1.19%	0.85%	4.96%
2006	550	$11.28	$6,201	0.59%	0.85%	12.80%
ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
2009	173	$9.55	$1,650	1.01%	0.85%	41.69%
2008	135	$6.74	$913	0.59%	0.85%	(36.17)%
2007	114	$10.56	$1,199	1.30%	0.85%	0.86%
2006	47	$10.47	$496	0.00%	0.85%	4.70%
AMERICAN CENTURY VP BALANCED FUND
2009	161	$12.64	$2,035	5.01%	0.85%	14.49%
2008	152	$11.04	$1,682	2.60%	0.85%	(20.97)%
2007	167	$13.97	$2,327	2.08%	0.85%	4.02%
2006	207	$13.43	$2,773	1.90%	0.85%	8.74%
2005	224	$12.35	$2,763	1.56%	0.85%	4.04%
AMERICAN CENTURY VP INTERNATIONAL FUND
2009	218	$17.99	$4,005	2.16%	0.85%	32.57%
2008	273	$13.57	$3,792	0.86%	0.85%	(45.28)%
2007	370	$24.80	$9,178	0.70%	0.85%	17.04%
2006	452	$21.19	$9,572	1.85%	0.85%	23.99%
2005	685	$17.09	$11,708	1.08%	0.85%	12.29%
AMERICAN CENTURY VP MID CAP VALUE FUND
2009	8	$13.09	$105	1.33%	0.85%	30.90%

						(Continued)

AMERICAN CENTURY VP VALUE FUND
2009	323	$13.08	$4,239	5.91%	0.85%	18.80%
2008	395	$11.01	$4,352	2.56%	0.85%	(27.37)%
2007	548	$15.16	$8,314	1.59%	0.85%	(5.96)%
2006	594	$16.12	$9,578	1.38%	0.85%	17.66%
2005	607	$13.70	$8,311	0.76%	0.85%	4.10%
COLUMBIA VIT MARSICO 21ST CENTURY FUND
2009	12	$13.30	$158	0.00%	0.85%	33.00%
COLUMBIA VIT SMALL CAP VALUE FUND
2009	2	$12.63	$26	0.38%	0.85%	26.30%
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
2009	56	$9.31	$522	0.00%	0.85%	44.12%
2008	13	$6.46	$86	0.00%	0.85%	(41.00)%
2007	25	$10.95	$272	0.00%	0.85%	11.96%
2006	2	$9.78	$21	0.00%	0.85%	(2.20)%
DELAWARE VIP SMALL CAP VALUE SERIES
2009	200	$15.68	$3,144	0.97%	0.85%	30.67%
2008	217	$12.00	$2,606	0.82%	0.85%	(30.48)%
2007	279	$17.26	$4,808	0.52%	0.85%	(7.40)%
2006	371	$18.64	$6,923	0.26%	0.85%	15.20%
2005	434	$16.18	$7,021	0.36%	0.85%	8.52%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2009	48	$12.28	$583	1.65%	0.85%	34.35%
2008	70	$9.14	$636	0.91%	0.85%	(40.88)%
2007	75	$15.46	$1,167	0.43%	0.85%	0.59%
2006	97	$15.37	$1,497	0.40%	0.85%	6.88%
2005	167	$14.38	$2,396	0.03%	0.85%	8.20%
DREYFUS VIF APPRECIATION PORTFOLIO
2009	403	$10.10	$4,164	2.70%	0.85%	21.39%
2008	501	$8.32	$4,271	2.05%	0.85%	(30.08)%
2007	625	$11.90	$7,591	1.58%	0.85%	6.16%
2006	749	$11.21	$8,388	1.59%	0.85%	15.57%
2005	966	$9.70	$9,374	0.02%	0.85%	3.41%
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
2009	5	$9.70	$48	1.67%	0.85%	25.00%
2008	6	$7.76	$45	0.96%	0.85%	(38.12)%
2007	11	$12.54	$140	0.79%	0.85%	(11.81)%
2006	16	$14.22	$226	0.48%	0.85%	2.89%
2005	31	$13.82	$434	0.00%	0.85%	4.86%

						(Continued)

DREYFUS VIF GROWTH & INCOME PORTFOLIO
2009	157	$8.93	$1,402	1.32%	0.85%	27.57%
2008	187	$7.00	$1,311	0.65%	0.85%	(40.88)%
2007	213	$11.84	$2,527	0.74%	0.85%	7.54%
2006	284	$11.01	$3,129	0.76%	0.85%	13.51%
2005	470	$9.70	$4,559	1.35%	0.85%	2.54%
DWS BLUE CHIP VIP PORTFOLIO
2009	171	$8.96	$1,530	1.85%	0.85%	32.94%
2008	103	$6.74	$692	1.79%	0.85%	(39.06)%
2007	102	$11.06	$1,133	0.98%	0.85%	2.60%
2006	66	$10.78	$710	0.00%	0.85%	7.80%
DWS CAPITAL GROWTH VIP PORTFOLIO
2009	258	$9.27	$2,410	1.41%	0.85%	25.78%
2008	295	$7.37	$2,205	1.05%	0.85%	(33.54)%
2007	228	$11.09	$2,573	0.63%	0.85%	11.68%
2006	253	$9.93	$2,509	0.58%	0.85%	7.58%
2005	301	$9.23	$2,774	0.98%	0.85%	8.08%
DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
2009	146	$9.19	$1,345	1.91%	0.85%	28.53%
2008	160	$7.15	$1,151	1.66%	0.85%	(33.98)%
2007	124	$10.83	$1,341	1.15%	0.85%	2.27%
2006	173	$10.59	$1,829	0.00%	0.85%	5.90%
DWS GROWTH & INCOME VIP PORTFOLIO
2009	65	$8.11	$535	2.28%	0.85%	33.17%
2008	70	$6.09	$429	1.98%	0.85%	(38.86)%
2007	74	$9.96	$735	1.20%	0.85%	0.50%
2006	103	$9.91	$1,017	1.02%	0.85%	12.61%
2005	151	$8.80	$1,328	1.33%	0.85%	5.14%
DWS HEALTH CARE VIP PORTFOLIO
2009	108	$11.08	$1,205	1.39%	0.85%	21.23%
2008	104	$9.14	$949	0.27%	0.85%	(23.90)%
2007	95	$12.01	$1,138	0.00%	0.85%	12.24%
2006	55	$10.70	$591	0.00%	0.85%	7.00%
DWS LARGE CAP VALUE VIP PORTFOLIO
2009	98	$10.53	$1,036	2.46%	0.85%	24.32%
2008	146	$8.47	$1,235	1.87%	0.85%	(36.98)%
2007	64	$13.44	$857	1.75%	0.85%	12.19%
2006	36	$11.98	$433	1.07%	0.85%	14.42%
2005	22	$10.47	$229	0.00%	0.85%	4.70%

						(Continued)

DWS SMALL CAP INDEX VIP PORTFOLIO
2009	389	$14.40	$5,626	1.81%	0.85%	25.44%
2008	456	$11.48	$5,237	1.64%	0.85%	(34.66)%
2007	523	$17.57	$9,193	0.90%	0.85%	(2.71)%
2006	655	$18.06	$11,839	0.68%	0.85%	16.44%
2005	833	$15.51	$12,923	0.66%	0.85%	3.40%
DWS STRATEGIC VALUE VIP PORTFOLIO
2009	172	$8.22	$1,417	5.06%	0.85%	24.17%
2008	270	$6.62	$1,786	3.30%	0.85%	(46.44)%
2007	355	$12.36	$4,386	1.47%	0.85%	(2.68)%
2006	393	$12.70	$4,996	1.56%	0.85%	17.70%
2005	160	$10.79	$1,725	0.00%	0.85%	7.90%
FEDERATED CAPITAL INCOME FUND II
2009	51	$13.48	$681	6.27%	0.85%	27.17%
2008	55	$10.60	$583	5.72%	0.85%	(21.07)%
2007	61	$13.43	$815	4.98%	0.85%	3.15%
2006	85	$13.02	$1,105	6.13%	0.85%	14.71%
2005	131	$11.35	$1,489	5.63%	0.85%	5.39%
FEDERATED CLOVER VALUE FUND II
2009	242	$14.30	$3,479	2.78%	0.85%	13.76%
2008	374	$12.57	$4,729	1.93%	0.85%	(34.36)%
2007	459	$19.15	$8,839	1.52%	0.85%	(10.43)%
2006	595	$21.38	$12,721	1.59%	0.85%	15.82%
2005	798	$18.46	$14,734	1.65%	0.85%	4.12%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2009	1,554	$17.61	$27,428	5.14%	0.85%	4.32%
2008	1,772	$16.88	$29,978	4.92%	0.85%	3.37%
2007	1,881	$16.33	$30,802	4.40%	0.85%	5.42%
2006	2,127	$15.49	$32,952	4.30%	0.85%	3.20%
2005	2,552	$15.01	$38,297	4.18%	0.85%	1.21%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
2009	94	$8.39	$790	1.64%	0.85%	28.09%
2008	54	$6.55	$355	1.14%	0.85%	(33.57)%
2007	52	$9.86	$515	0.62%	0.85%	(3.24)%
2006	47	$10.19	$475	0.10%	0.85%	1.90%

						(Continued)

JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2009	167	$15.41	$2,569	2.91%	0.85%	24.78%
2008	226	$12.35	$2,791	2.64%	0.85%	(16.55)%
2007	290	$14.80	$4,289	2.41%	0.85%	9.63%
2006	330	$13.50	$4,460	2.37%	0.85%	9.76%
2005	230	$12.30	$2,831	2.54%	0.85%	7.05%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
2009	436	$10.80	$4,713	2.83%	0.85%	24.57%
2008	318	$8.67	$2,754	2.78%	0.85%	(16.79)%
2007	140	$10.42	$1,457	2.34%	0.85%	4.20%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2009	836	$17.47	$14,655	4.36%	0.85%	12.28%
2008	997	$15.56	$15,582	4.22%	0.85%	5.06%
2007	1,239	$14.81	$18,413	4.62%	0.85%	6.16%
2006	1,492	$13.95	$20,817	4.69%	0.85%	3.33%
2005	1,760	$13.50	$23,756	5.20%	0.85%	1.12%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2009	522	$12.23	$6,391	4.33%	0.85%	12.00%
2008	311	$10.92	$3,395	3.97%	0.85%	4.80%
2007	245	$10.42	$2,551	4.38%	0.85%	4.20%
JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES
2009	106	$13.01	$1,382	0.79%	0.85%	38.11%
2008	135	$9.42	$1,274	0.96%	0.85%	(41.71)%
2007	193	$16.16	$3,113	1.84%	0.85%	7.88%
2006	317	$14.98	$4,755	1.78%	0.85%	7.15%
2005	260	$13.98	$3,642	0.80%	0.85%	11.39%
JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES
2009	214	$8.18	$1,752	0.76%	0.85%	37.48%
2008	85	$5.95	$507	0.77%	0.85%	(41.72)%
2007	110	$10.21	$1,121	1.47%	0.85%	2.10%
JANUS ASPEN JANUS PORTFOLIO
2009	497	$15.75	$7,849	0.54%	0.85%	35.19%
2008	581	$11.65	$6,790	0.74%	0.85%	(40.23)%
2007	664	$19.49	$12,976	0.70%	0.85%	14.11%
2006	813	$17.08	$13,884	0.46%	0.85%	10.48%
2005	1,080	$15.46	$16,694	0.32%	0.85%	3.41%

						(Continued)

JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2009	586	$25.88	$15,202	0.56%	0.85%	77.99%
2008	699	$14.54	$10,186	2.81%	0.85%	(52.51)%
2007	941	$30.62	$28,860	0.63%	0.85%	27.27%
2006	1,181	$24.06	$28,409	1.83%	0.85%	45.73%
2005	1,284	$16.51	$21,202	1.26%	0.85%	31.24%
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
2009	660	$10.01	$6,609	0.46%	0.85%	77.48%
2008	343	$5.64	$1,935	2.90%	0.85%	(52.61)%
2007	491	$11.90	$5,841	0.26%	0.85%	19.00%
JANUS ASPEN WORLDWIDE PORTFOLIO
2009	522	$15.99	$8,403	1.40%	0.85%	36.55%
2008	599	$11.71	$7,070	1.19%	0.85%	(45.13)%
2007	677	$21.34	$14,544	0.74%	0.85%	8.71%
2006	795	$19.63	$15,616	1.69%	0.85%	17.19%
2005	1,065	$16.75	$17,845	1.29%	0.85%	4.95%
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO
2009	149	$14.64	$2,188	4.36%	0.85%	46.40%
LVIP BARON GROWTH OPPORTUNITIES FUND
2009	461	$16.68	$7,717	0.00%	0.85%	37.17%
2008	555	$12.16	$6,785	0.00%	0.85%	(39.65)%
2007	679	$20.15	$13,749	0.00%	0.85%	2.54%
2006	939	$19.65	$18,447	0.00%	0.85%	14.51%
2005	1,295	$17.16	$22,217	0.00%	0.85%	2.51%
MFS INTERNATIONAL VALUE FUND
2009	28	$13.11	$365	0.00%	0.85%	31.10%
MFS UTILITIES PORTFOLIO
2009	297	$8.32	$2,468	1.92%	0.85%	31.85%
2008	31	$6.31	$195	0.00%	0.85%	(36.90)%
NEUBERGER BERMAN AMT REGENCY PORTFOLIO
2009	9	$8.10	$73	0.62%	0.85%	44.90%
2008	34	$5.59	$189	0.59%	0.85%	(46.40)%
2007	23	$10.43	$237	0.33%	0.85%	2.15%
2006	15	$10.21	$153	0.08%	0.85%	2.10%
NVIT MID CAP INDEX FUND
2009	133	$15.09	$2,017	0.73%	0.85%	35.34%
2008	160	$11.15	$1,780	1.06%	0.85%	(37.15)%
2007	200	$17.74	$3,544	1.20%	0.85%	6.48%
2006	274	$16.66	$4,569	0.96%	0.85%	8.82%
2005	322	$15.31	$4,930	0.95%	0.85%	10.94%

						(Continued)

OPPENHEIMER GLOBAL SECURITIES FUND/VA
2009	514	$17.52	$9,061	2.30%	0.85%	38.61%
2008	596	$12.64	$7,598	1.63%	0.85%	(40.69)%
2007	750	$21.31	$16,096	1.38%	0.85%	5.39%
2006	862	$20.22	$17,423	1.06%	0.85%	16.68%
2005	964	$17.33	$16,707	0.94%	0.85%	13.34%
PIMCO VIT HIGH YIELD PORTFOLIO
2009	577	$14.22	$8,222	8.67%	0.85%	39.00%
2008	349	$10.23	$3,576	7.70%	0.85%	(24.11)%
2007	451	$13.48	$6,084	6.99%	0.85%	2.67%
2006	640	$13.13	$8,410	6.83%	0.85%	8.07%
2005	478	$12.15	$5,811	6.56%	0.85%	3.23%
PIMCO VIT LOW DURATION PORTFOLIO
2009	1,272	$12.26	$15,741	3.54%	0.85%	12.37%
2008	1,186	$10.91	$13,061	4.08%	0.85%	(1.27)%
2007	1,428	$11.05	$15,891	4.77%	0.85%	6.45%
2006	1,574	$10.38	$16,335	4.16%	0.85%	3.08%
2005	1,805	$10.07	$18,177	2.81%	0.85%	0.20%
PIMCO VIT TOTAL RETURN PORTFOLIO
2009	2,209	$13.13	$29,048	5.17%	0.85%	13.09%
2008	1,691	$11.61	$19,691	4.46%	0.85%	3.94%
2007	1,373	$11.17	$15,341	4.82%	0.85%	7.82%
2006	1,069	$10.36	$11,075	4.44%	0.85%	2.98%
2005	511	$10.06	$5,148	2.65%	0.85%	0.60%
PIONEER FUND VCT PORTFOLIO
2009	190	$12.56	$2,386	1.78%	0.85%	24.11%
2008	234	$10.12	$2,370	5.96%	0.85%	(34.79)%
2007	280	$15.52	$4,351	1.20%	0.85%	4.09%
2006	340	$14.91	$5,065	1.36%	0.85%	15.67%
2005	329	$12.89	$4,236	1.33%	0.85%	5.22%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2009	310	$12.93	$4,009	0.00%	0.85%	43.35%
2008	299	$9.02	$2,701	0.00%	0.85%	(36.03)%
2007	352	$14.10	$4,972	0.00%	0.85%	(4.67)%
2006	482	$14.79	$7,146	0.00%	0.85%	4.67%
2005	721	$14.13	$10,198	0.00%	0.85%	5.84%

						(Continued)

PIONEER MID CAP VALUE VCT PORTFOLIO
2009	68	$9.05	$614	1.42%	0.85%	24.14%
2008	34	$7.29	$251	0.89%	0.85%	(34.32)%
2007	24	$11.10	$269	0.98%	0.85%	4.42%
2006	2	$10.63	$21	0.00%	0.85%	6.30%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2009	32	$10.51	$333	0.85%	0.85%	36.49%
2008	40	$7.70	$308	0.82%	0.85%	(38.94)%
2007	88	$12.61	$1,106	0.57%	0.85%	7.96%
2006	93	$11.68	$1,084	0.48%	0.85%	11.24%
2005	149	$10.50	$1,560	0.65%	0.85%	10.06%
ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO
2009	24	$13.10	$318	0.00%	0.85%	31.00%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2009	491	$17.85	$8,790	2.79%	0.85%	22.93%
2008	562	$14.52	$8,156	2.32%	0.85%	(31.89)%
2007	674	$21.32	$14,375	2.28%	0.85%	4.72%
2006	768	$20.36	$15,638	1.33%	0.85%	14.06%
2005	816	$17.85	$14,558	1.32%	0.85%	4.88%
SCHWAB MONEY MARKET PORTFOLIO
2009	3,521	$13.58	$47,858	0.12%	0.85%	(0.73)%
2008	5,003	$13.68	$68,637	2.11%	0.85%	1.26%
2007	4,866	$13.51	$65,967	4.62%	0.85%	3.84%
2006	4,680	$13.01	$60,970	4.51%	0.85%	3.67%
2005	4,715	$12.55	$59,235	2.71%	0.85%	1.95%
SCHWAB S&P 500 INDEX PORTFOLIO
2009	2,900	$17.20	$50,105	2.57%	0.85%	25.09%
2008	3,334	$13.75	$46,082	1.98%	0.85%	(37.10)%
2007	3,628	$21.86	$79,551	1.44%	0.85%	4.49%
2006	4,215	$20.92	$88,285	1.52%	0.85%	14.57%
2005	5,038	$18.26	$92,063	1.63%	0.85%	3.87%
SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO
2009	149	$10.61	$1,580	0.00%	0.85%	58.12%
2008	31	$6.71	$210	0.00%	0.85%	(32.90)%
SENTINEL VARIABLE PRODUCTS BOND FUND
2009	7	$10.58	$77	8.41%	0.85%	5.80%
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
2009	6	$12.62	$71	5.07%	0.85%	26.20%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
2009	2	$12.61	$29	1.14%	0.85%	26.10%

						(Continued)

THIRD AVENUE VALUE PORTFOLIO
2009	222	$7.84	$1,741	0.00%	0.85%	44.12%
2008	283	$5.44	$1,539	0.85%	0.85%	(44.09)%
2007	363	$9.73	$3,531	2.29%	0.85%	(5.63)%
2006	301	$10.31	$3,104	1.11%	0.85%	3.10%
TOUCHSTONE MID CAP GROWTH FUND
2009	4	$13.13	$51	0.20%	0.85%	31.30%
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
2009	308	$22.76	$7,002	3.28%	0.85%	27.29%
2008	339	$17.88	$6,068	3.44%	0.85%	(38.43)%
2007	401	$29.04	$11,659	1.06%	0.85%	(17.78)%
2006	670	$35.32	$23,695	1.05%	0.85%	36.90%
2005	709	$25.80	$18,297	1.23%	0.85%	16.01%
VAN ECK INSURANCE TRUST WORLDWIDE BOND FUND
2009	47	$10.89	$507	0.00%	0.85%	8.90%
VAN KAMPEN LIT COMSTOCK
2009	77	$9.68	$743	4.61%	0.85%	27.70%
2008	56	$7.58	$427	2.69%	0.85%	(36.20)%
2007	75	$11.88	$892	1.84%	0.85%	(2.86)%
2006	92	$12.23	$1,128	1.30%	0.85%	15.27%
2005	71	$10.61	$751	0.00%	0.85%	6.10%
VAN KAMPEN LIT GROWTH & INCOME
2009	190	$10.75	$2,052	4.02%	0.85%	23.28%
2008	185	$8.72	$1,621	2.45%	0.85%	(32.61)%
2007	190	$12.94	$2,462	1.39%	0.85%	1.89%
2006	171	$12.70	$2,165	0.75%	0.85%	15.25%
2005	80	$11.02	$881	0.00%	0.85%	10.20%
WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND
2009	223	$13.16	$2,963	1.22%	0.85%	58.75%
2008	283	$8.29	$2,378	0.00%	0.85%	(44.99)%
2007	362	$15.07	$5,544	0.02%	0.85%	(1.50)%
2006	487	$15.30	$7,450	0.00%	0.85%	14.69%
2005	642	$13.34	$8,569	0.42%	0.85%	15.50%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2009	118	$9.58	$1,142	0.00%	0.85%	46.48%
2008	91	$6.54	$593	2.13%	0.85%	(40.60)%
2007	53	$11.01	$584	0.63%	0.85%	5.76%
2006	45	$10.41	$466	0.00%	0.85%	4.10%

						(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
	Units	Unit Fair Value			Net Assets	Investment	Expense Ratio			Total Return
Schwab OneSource Annuity:	(000s)	lowest to highest			(000s)	Income Ratio	lowest to highest			lowest to highest

AIM V.I. HIGH YIELD FUND
2009	57	$15.14	to	$14.20	$855	8.25%	0.65%	to	0.85%	51.40%	to	51.71%
2008	73	$10.00	to	$9.36	$712	9.68%	0.65%	to	0.85%	(26.31)%	to	(26.12)%
2007	81	$13.57	to	$12.67	$1,073	6.54%	0.65%	to	0.85%	0.44%	to	0.56%
2006	103	$13.51	to	$12.60	$1,325	7.45%	0.65%	to	0.85%	9.75%	to	10.04%
2005	160	$12.31	to	$11.45	$1,861	6.92%	0.65%	to	0.85%	1.90%	to	2.05%
AIM V.I. INTERNATIONAL GROWTH FUND
2009	574	$10.01	to	$10.08	$5,779	2.13%	0.65%	to	0.85%	34.18%	to	34.40%
2008	398	$7.46	to	$7.50	$2,986	0.46%	0.65%	to	0.85%	(40.89)%	to	(40.81)%
2007	573	$12.62	to	$12.67	$7,250	0.76%	0.65%	to	0.85%	13.69%	to	14.04%
2006	164	$11.10	to	$11.11	$1,824	2.23%	0.65%	to	0.85%	11.00%	to	11.10%
AIM V.I. MID CAP CORE EQUITY FUND
2009	19	$12.48	to	$12.50	$238	2.02%	0.65%	to	0.85%	24.80%	to	25.00%
AIM V.I. SMALL CAP EQUITY FUND
2009	17	$12.20	to	$12.21	$204	0.26%	0.65%	to	0.85%	22.00%	to	22.10%
AIM V.I. TECHNOLOGY FUND
2009	57	$12.78	to	$5.86	$365	0.00%	0.65%	to	0.85%	56.04%	to	56.27%
2008	76	$8.19	to	$3.75	$315	0.00%	0.65%	to	0.85%	(45.00)%	to	(44.85)%
2007	90	$14.89	to	$6.80	$679	0.00%	0.65%	to	0.85%	6.81%	to	7.09%
2006	116	$13.94	to	$6.35	$809	0.00%	0.65%	to	0.85%	9.59%	to	9.67%
2005	221	$12.72	to	$5.79	$1,365	0.00%	0.65%	to	0.85%	1.27%	to	1.58%
ALGER BALANCED PORTFOLIO
2009	101	$11.82	to	$11.31	$1,161	3.26%	0.65%	to	0.85%	28.20%	to	28.38%
2008	136	$9.22	to	$8.81	$1,214	2.64%	0.65%	to	0.85%	(32.36)%	to	(32.23)%
2007	167	$13.63	to	$13.00	$2,185	2.18%	0.65%	to	0.85%	11.36%	to	11.68%
2006	201	$12.24	to	$11.64	$2,346	1.58%	0.65%	to	0.85%	3.90%	to	4.02%
2005	355	$11.78	to	$11.19	$3,996	1.55%	0.65%	to	0.85%	7.48%	to	7.70%
ALGER LARGECAP GROWTH PORTFOLIO
2009	773	$12.85	to	$9.06	$7,777	0.63%	0.65%	to	0.85%	46.36%	to	46.60%
2008	947	$8.78	to	$6.18	$6,282	0.23%	0.65%	to	0.85%	(46.63)%	to	(46.49)%
2007	1,021	$16.45	to	$11.55	$12,798	0.29%	0.65%	to	0.85%	18.94%	to	19.20%
2006	541	$13.83	to	$9.69	$5,619	0.13%	0.65%	to	0.85%	4.22%	to	4.42%
2005	566	$13.27	to	$9.28	$5,670	0.22%	0.65%	to	0.85%	11.14%	to	11.27%
ALGER MIDCAP GROWTH PORTFOLIO
2009	388	$12.96	to	$13.13	$5,085	0.00%	0.65%	to	0.85%	50.35%	to	50.75%
2008	386	$8.62	to	$8.71	$3,375	0.17%	0.65%	to	0.85%	(58.70)%	to	(58.64)%
2007	447	$20.87	to	$21.06	$9,415	0.00%	0.65%	to	0.85%	30.44%	to	30.73%
2006	289	$16.00	to	$16.11	$4,643	0.00%	0.65%	to	0.85%	9.22%	to	9.44%
2005	260	$14.65	to	$14.72	$3,827	0.00%	0.65%	to	0.85%	8.92%	to	9.12%
ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO
2009	696	$11.01	to	$9.52	$7,062	4.01%	0.65%	to	0.85%	19.80%	to	20.05%
2008	1,061	$9.19	to	$7.93	$9,098	2.12%	0.65%	to	0.85%	(41.09)%	to	(41.00)%
2007	1,111	$15.60	to	$13.44	$15,825	1.43%	0.65%	to	0.85%	4.21%	to	4.43%
2006	1,062	$14.97	to	$12.87	$14,450	1.49%	0.65%	to	0.85%	16.32%	to	16.58%
2005	1,168	$12.87	to	$11.04	$13,710	1.48%	0.65%	to	0.85%	3.96%	to	4.15%

												(Continued)

ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO
2009	224	$11.98	to	$8.71	$2,107	0.00%	0.65%	to	0.85%	32.08%	to	32.37%
2008	290	$9.07	to	$6.58	$2,082	0.00%	0.65%	to	0.85%	(42.96)%	to	(42.83)%
2007	367	$15.90	to	$11.51	$4,572	0.00%	0.65%	to	0.85%	12.05%	to	12.29%
2006	314	$14.19	to	$10.25	$3,442	0.00%	0.65%	to	0.85%	(1.94)%	to	(1.73)%
2005	340	$14.47	to	$10.43	$3,769	0.00%	0.65%	to	0.85%	11.05%	to	11.19%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2009	1,461	$12.62	to	$12.74	$18,579	4.61%	0.65%	to	0.85%	38.38%	to	38.63%
2008	1,730	$9.12	to	$9.19	$15,891	0.00%	0.65%	to	0.85%	(49.31)%	to	(49.17)%
2007	1,800	$17.99	to	$18.08	$32,534	1.84%	0.65%	to	0.85%	17.12%	to	17.33%
2006	1,354	$15.36	to	$15.41	$20,840	0.96%	0.65%	to	0.85%	26.00%	to	26.21%
2005	628	$12.19	to	$12.21	$7,657	0.01%	0.65%	to	0.85%	21.90%	to	22.10%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
2009	1,316	$7.34	to	$7.39	$9,729	1.36%	0.65%	to	0.85%	33.70%	to	33.88%
2008	1,602	$5.49	to	$5.52	$8,835	1.16%	0.65%	to	0.85%	(53.63)%	to	(53.50)%
2007	1,644	$11.84	to	$11.87	$19,502	1.14%	0.65%	to	0.85%	4.96%	to	5.14%
2006	930	$11.28	to	$11.29	$10,496	0.27%	0.65%	to	0.85%	12.80%	to	12.90%
ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
2009	511	$16.86	to	$21.86	$10,824	2.86%	0.65%	to	0.85%	28.31%	to	28.66%
2008	514	$13.14	to	$16.99	$8,520	1.76%	0.65%	to	0.85%	(36.21)%	to	(36.13)%
2007	557	$20.60	to	$26.60	$14,252	1.34%	0.65%	to	0.85%	(15.26)%	to	(15.07)%
2006	732	$24.31	to	$31.32	$22,045	1.94%	0.65%	to	0.85%	34.09%	to	34.36%
2005	643	$18.13	to	$23.31	$14,600	3.20%	0.65%	to	0.85%	10.75%	to	10.95%
ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
2009	303	$9.55	to	$9.62	$2,915	1.10%	0.65%	to	0.85%	41.69%	to	41.89%
2008	250	$6.74	to	$6.78	$1,689	0.63%	0.65%	to	0.85%	(36.17)%	to	(35.98)%
2007	239	$10.56	to	$10.59	$2,528	1.09%	0.65%	to	0.85%	0.86%	to	1.05%
2006	161	$10.47	to	$10.48	$1,685	0.06%	0.65%	to	0.85%	4.70%	to	4.80%
AMERICAN CENTURY VP BALANCED FUND
2009	326	$12.44	to	$12.60	$4,094	5.24%	0.65%	to	0.85%	14.55%	to	14.75%
2008	372	$10.86	to	$10.98	$4,074	2.56%	0.65%	to	0.85%	(21.02)%	to	(20.84)%
2007	397	$13.75	to	$13.87	$5,497	1.71%	0.65%	to	0.85%	4.09%	to	4.21%
2006	244	$13.21	to	$13.31	$3,236	2.02%	0.65%	to	0.85%	8.63%	to	8.92%
2005	268	$12.16	to	$12.22	$3,270	1.42%	0.65%	to	0.85%	4.11%	to	4.27%
AMERICAN CENTURY VP INCOME & GROWTH FUND
2009	426	$11.55	to	$9.90	$4,421	4.73%	0.65%	to	0.85%	17.14%	to	17.30%
2008	449	$9.86	to	$8.44	$3,962	2.01%	0.65%	to	0.85%	(35.17)%	to	(35.03)%
2007	516	$15.21	to	$12.99	$7,019	1.83%	0.65%	to	0.85%	(0.91)%	to	(0.69)%
2006	589	$15.35	to	$13.08	$8,103	1.92%	0.65%	to	0.85%	16.11%	to	16.27%
2005	658	$13.22	to	$11.25	$7,793	2.00%	0.65%	to	0.85%	3.77%	to	3.97%
AMERICAN CENTURY VP INTERNATIONAL FUND
2009	301	$15.62	to	$11.04	$3,523	2.10%	0.65%	to	0.85%	32.60%	to	32.85%
2008	361	$11.78	to	$8.31	$3,198	0.85%	0.65%	to	0.85%	(45.29)%	to	(45.18)%
2007	463	$21.53	to	$15.16	$7,478	0.70%	0.65%	to	0.85%	17.07%	to	17.34%
2006	575	$18.39	to	$12.92	$7,896	1.74%	0.65%	to	0.85%	23.92%	to	24.23%
2005	794	$14.84	to	$10.40	$8,738	0.87%	0.65%	to	0.85%	12.34%	to	12.43%
AMERICAN CENTURY VP MID CAP VALUE FUND
2009	42	$13.09	to	$13.11	$548	1.26%	0.65%	to	0.85%	30.90%	to	31.10%

												(Continued)

AMERICAN CENTURY VP VALUE FUND
2009	768	$12.97	to	$13.14	$10,116	5.80%	0.65%	to	0.85%	18.88%	to	19.13%
2008	835	$10.91	to	$11.03	$9,249	2.43%	0.65%	to	0.85%	(27.41)%	to	(27.29)%
2007	922	$15.03	to	$15.17	$14,043	1.50%	0.65%	to	0.85%	(5.94)%	to	(5.72)%
2006	820	$15.98	to	$16.09	$13,163	1.23%	0.65%	to	0.85%	17.67%	to	17.88%
2005	587	$13.58	to	$13.65	$7,995	0.78%	0.65%	to	0.85%	4.14%	to	4.36%
COLUMBIA VIT MARSICO 21ST CENTURY FUND
2009	26	$13.30	to	$13.32	$344	0.00%	0.65%	to	0.85%	33.00%	to	33.20%
COLUMBIA VIT SMALL CAP VALUE FUND
2009	31	$12.63	to	$12.65	$393	0.47%	0.65%	to	0.85%	26.30%	to	26.50%
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
2009	86	$12.05	to	$12.16	$1,048	0.00%	0.65%	to	0.85%	44.14%	to	44.42%
2008	40	$8.36	to	$8.42	$338	0.00%	0.65%	to	0.85%	(41.04)%	to	(40.91)%
2007	42	$14.18	to	$14.25	$603	0.00%	0.65%	to	0.85%	12.01%	to	12.20%
2006	31	$12.66	to	$12.70	$389	0.00%	0.65%	to	0.85%	5.50%	to	5.66%
2005	4	$12.00	to	$12.02	$52	0.00%	0.65%	to	0.85%	20.00%	to	20.20%
DELAWARE VIP SMALL CAP VALUE SERIES
2009	750	$15.34	to	$18.14	$13,108	0.97%	0.65%	to	0.85%	30.78%	to	30.97%
2008	834	$11.73	to	$13.85	$11,112	0.77%	0.65%	to	0.85%	(30.51)%	to	(30.33)%
2007	969	$16.88	to	$19.88	$18,578	0.51%	0.65%	to	0.85%	(7.41)%	to	(7.23)%
2006	1,133	$18.23	to	$21.43	$23,449	0.24%	0.65%	to	0.85%	15.23%	to	15.40%
2005	1,143	$15.82	to	$18.57	$20,502	0.35%	0.65%	to	0.85%	8.50%	to	8.72%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2009	102	$12.20	to	$12.36	$1,254	1.67%	0.65%	to	0.85%	34.36%	to	34.64%
2008	133	$9.08	to	$9.18	$1,214	0.91%	0.65%	to	0.85%	(40.92)%	to	(40.81)%
2007	135	$15.37	to	$15.51	$2,096	0.41%	0.65%	to	0.85%	0.65%	to	0.85%
2006	134	$15.27	to	$15.38	$2,049	0.37%	0.65%	to	0.85%	6.86%	to	7.03%
2005	142	$14.29	to	$14.37	$2,038	0.03%	0.65%	to	0.85%	8.26%	to	8.53%
DREYFUS VIF APPRECIATION PORTFOLIO
2009	197	$11.04	to	$11.17	$2,192	2.37%	0.65%	to	0.85%	21.45%	to	21.81%
2008	180	$9.09	to	$9.17	$1,650	1.84%	0.65%	to	0.85%	(30.13)%	to	(30.05)%
2007	124	$13.01	to	$13.11	$1,621	1.36%	0.65%	to	0.85%	6.20%	to	6.50%
2006	88	$12.25	to	$12.31	$1,081	0.53%	0.65%	to	0.85%	15.46%	to	15.70%
2005	15	$10.61	to	$10.64	$156	0.01%	0.65%	to	0.85%	3.51%	to	3.70%
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
2009	73	$9.61	to	$8.47	$622	1.73%	0.65%	to	0.85%	24.97%	to	25.30%
2008	85	$7.69	to	$6.76	$579	0.96%	0.65%	to	0.85%	(38.13)%	to	(37.98)%
2007	100	$12.43	to	$10.90	$1,096	0.77%	0.65%	to	0.85%	(11.78)%	to	(11.67)%
2006	127	$14.09	to	$12.34	$1,574	0.43%	0.65%	to	0.85%	2.85%	to	3.09%
2005	172	$13.70	to	$11.97	$2,077	0.00%	0.65%	to	0.85%	4.98%	to	5.09%
DREYFUS VIF GROWTH & INCOME PORTFOLIO
2009	93	$11.27	to	$8.86	$847	1.32%	0.65%	to	0.85%	27.78%	to	27.85%
2008	105	$8.82	to	$6.93	$750	0.65%	0.65%	to	0.85%	(40.96)%	to	(40.77)%
2007	121	$14.94	to	$11.70	$1,455	0.74%	0.65%	to	0.85%	7.56%	to	7.73%
2006	155	$13.89	to	$10.86	$1,740	0.77%	0.65%	to	0.85%	13.57%	to	13.84%
2005	160	$12.23	to	$9.54	$1,567	1.36%	0.65%	to	0.85%	2.43%	to	2.69%

												(Continued)

DWS BLUE CHIP VIP PORTFOLIO
2009	345	$10.68	to	$10.78	$3,728	1.90%	0.65%	to	0.85%	32.84%	to	33.09%
2008	420	$8.04	to	$8.10	$3,406	1.92%	0.65%	to	0.85%	(39.00)%	to	(38.87)%
2007	549	$13.18	to	$13.25	$7,281	0.94%	0.65%	to	0.85%	2.65%	to	2.79%
2006	280	$12.84	to	$12.89	$3,604	0.28%	0.65%	to	0.85%	14.64%	to	14.88%
2005	11	$11.20	to	$11.22	$119	0.00%	0.65%	to	0.85%	12.00%	to	12.20%
DWS CAPITAL GROWTH VIP PORTFOLIO
2009	511	$12.92	to	$9.12	$5,051	1.24%	0.65%	to	0.85%	25.80%	to	25.97%
2008	432	$10.27	to	$7.24	$3,449	0.93%	0.65%	to	0.85%	(33.53)%	to	(33.39)%
2007	267	$15.45	to	$10.87	$3,182	0.58%	0.65%	to	0.85%	11.63%	to	11.83%
2006	215	$13.84	to	$9.72	$2,261	0.54%	0.65%	to	0.85%	7.62%	to	7.88%
2005	213	$12.86	to	$9.01	$2,129	0.80%	0.65%	to	0.85%	7.98%	to	8.29%
DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
2009	472	$9.19	to	$9.26	$4,360	1.72%	0.65%	to	0.85%	28.53%	to	28.79%
2008	411	$7.15	to	$7.19	$2,951	1.56%	0.65%	to	0.85%	(33.98)%	to	(33.79)%
2007	294	$10.83	to	$10.86	$3,190	0.80%	0.65%	to	0.85%	2.27%	to	2.36%
2006	181	$10.59	to	$10.61	$1,925	0.00%	0.65%	to	0.85%	5.90%	to	6.10%
DWS HEALTH CARE VIP PORTFOLIO
2009	217	$11.08	to	$11.16	$2,440	1.34%	0.65%	to	0.85%	21.23%	to	21.44%
2008	278	$9.14	to	$9.19	$2,548	0.28%	0.65%	to	0.85%	(23.90)%	to	(23.73)%
2007	228	$12.01	to	$12.05	$2,747	0.00%	0.65%	to	0.85%	12.24%	to	12.51%
2006	94	$10.70	to	$10.71	$1,009	0.00%	0.65%	to	0.85%	7.00%	to	7.10%
DWS LARGE CAP VALUE VIP PORTFOLIO
2009	535	$10.53	to	$10.63	$5,666	2.08%	0.65%	to	0.85%	24.32%	to	24.47%
2008	505	$8.47	to	$8.54	$4,295	1.37%	0.65%	to	0.85%	(36.98)%	to	(36.79)%
2007	253	$13.44	to	$13.51	$3,407	1.50%	0.65%	to	0.85%	12.19%	to	12.40%
2006	121	$11.98	to	$12.02	$1,457	1.62%	0.65%	to	0.85%	14.42%	to	14.69%
2005	106	$10.47	to	$10.48	$1,109	0.00%	0.65%	to	0.85%	4.70%	to	4.80%
DWS SMALL CAP GROWTH VIP PORTFOLIO
2009	81	$10.22	to	$6.79	$652	0.00%	0.65%	to	0.85%	39.43%	to	39.71%
2008	95	$7.33	to	$4.86	$533	0.00%	0.65%	to	0.85%	(49.97)%	to	(49.85)%
2007	112	$14.65	to	$9.69	$1,248	0.00%	0.65%	to	0.85%	5.32%	to	5.44%
2006	145	$13.91	to	$9.19	$1,493	0.00%	0.65%	to	0.85%	4.43%	to	4.67%
2005	228	$13.32	to	$8.78	$2,160	0.00%	0.65%	to	0.85%	6.14%	to	6.30%
DWS SMALL CAP INDEX VIP PORTFOLIO
2009	453	$13.90	to	$13.17	$6,030	1.77%	0.65%	to	0.85%	25.56%	to	25.79%
2008	535	$11.07	to	$10.47	$5,679	1.60%	0.65%	to	0.85%	(34.69)%	to	(34.56)%
2007	492	$16.95	to	$16.00	$7,965	0.84%	0.65%	to	0.85%	(2.75)%	to	(2.56)%
2006	441	$17.43	to	$16.42	$7,299	0.66%	0.65%	to	0.85%	16.51%	to	16.79%
2005	446	$14.96	to	$14.06	$6,339	0.64%	0.65%	to	0.85%	3.39%	to	3.61%
DWS STRATEGIC VALUE VIP PORTFOLIO
2009	221	$8.22	to	$8.30	$1,833	5.31%	0.65%	to	0.85%	24.17%	to	24.44%
2008	538	$6.62	to	$6.67	$3,585	3.16%	0.65%	to	0.85%	(46.44)%	to	(46.34)%
2007	617	$12.36	to	$12.43	$7,661	1.33%	0.65%	to	0.85%	(2.68)%	to	(2.43)%
2006	706	$12.70	to	$12.74	$8,987	1.02%	0.65%	to	0.85%	17.70%	to	17.96%
2005	76	$10.79	to	$10.80	$822	0.00%	0.65%	to	0.85%	7.90%	to	8.00%

												(Continued)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2009	2,194	$12.11	to	$13.42	$28,953	4.98%	0.65%	to	0.85%	4.31%	to	4.52%
2008	2,400	$11.61	to	$12.84	$30,142	4.38%	0.65%	to	0.85%	3.38%	to	3.63%
2007	1,677	$11.23	to	$12.39	$20,544	4.23%	0.65%	to	0.85%	5.45%	to	5.63%
2006	1,603	$10.65	to	$11.73	$18,539	4.32%	0.65%	to	0.85%	3.20%	to	3.44%
2005	1,612	$10.32	to	$11.34	$18,030	3.71%	0.65%	to	0.85%	1.18%	to	1.34%
FEDERATED INTERNATIONAL EQUITY FUND II
2009	61	$14.11	to	$9.45	$643	3.28%	0.65%	to	0.85%	39.98%	to	40.42%
2008	88	$10.08	to	$6.73	$653	0.64%	0.65%	to	0.85%	(46.15)%	to	(46.12)%
2007	123	$18.72	to	$12.49	$1,703	0.19%	0.65%	to	0.85%	8.58%	to	8.89%
2006	178	$17.24	to	$11.47	$2,203	0.23%	0.65%	to	0.85%	17.92%	to	18.13%
2005	215	$14.62	to	$9.71	$2,252	0.00%	0.65%	to	0.85%	8.14%	to	8.37%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
2009	181	$8.39	to	$8.45	$1,530	1.77%	0.65%	to	0.85%	28.09%	to	28.42%
2008	91	$6.55	to	$6.58	$598	1.13%	0.65%	to	0.85%	(33.57)%	to	(33.47)%
2007	62	$9.86	to	$9.89	$612	0.64%	0.65%	to	0.85%	(3.24)%	to	(3.04)%
2006	28	$10.19	to	$10.20	$285	0.23%	0.65%	to	0.85%	1.90%	to	2.00%
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2009	472	$15.17	to	$15.37	$7,224	2.99%	0.65%	to	0.85%	24.86%	to	25.06%
2008	536	$12.15	to	$12.29	$6,568	2.57%	0.65%	to	0.85%	(16.55)%	to	(16.39)%
2007	730	$14.56	to	$14.70	$10,701	2.57%	0.65%	to	0.85%	9.56%	to	9.87%
2006	683	$13.29	to	$13.38	$9,120	2.55%	0.65%	to	0.85%	9.74%	to	9.94%
2005	281	$12.11	to	$12.17	$3,415	2.58%	0.65%	to	0.85%	7.07%	to	7.32%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
2009	1,762	$10.80	to	$10.86	$19,106	2.89%	0.65%	to	0.85%	24.57%	to	24.83%
2008	1,357	$8.67	to	$8.70	$11,798	2.81%	0.65%	to	0.85%	(16.79)%	to	(16.59)%
2007	628	$10.42	to	$10.43	$6,549	2.62%	0.65%	to	0.85%	4.20%	to	4.30%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2009	832	$13.31	to	$16.49	$13,496	4.35%	0.65%	to	0.85%	12.32%	to	12.48%
2008	1,007	$11.85	to	$14.66	$14,482	4.20%	0.65%	to	0.85%	5.15%	to	5.32%
2007	1,372	$11.27	to	$13.92	$18,229	4.72%	0.65%	to	0.85%	6.12%	to	6.34%
2006	1,519	$10.62	to	$13.09	$19,011	4.91%	0.65%	to	0.85%	3.31%	to	3.56%
2005	1,498	$10.28	to	$12.64	$18,365	5.50%	0.65%	to	0.85%	1.18%	to	1.29%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2009	1,800	$12.23	to	$12.30	$22,205	4.33%	0.65%	to	0.85%	12.00%	to	12.23%
2008	1,071	$10.92	to	$10.96	$11,781	4.37%	0.65%	to	0.85%	4.80%	to	5.08%
2007	589	$10.42	to	$10.43	$6,193	4.64%	0.65%	to	0.85%	4.20%	to	4.30%
JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES
2009	710	$12.85	to	$8.08	$6,916	0.79%	0.65%	to	0.85%	38.02%	to	38.36%
2008	905	$9.31	to	$5.84	$6,380	0.94%	0.65%	to	0.85%	(41.67)%	to	(41.54)%
2007	1,315	$15.96	to	$9.99	$15,434	1.96%	0.65%	to	0.85%	7.84%	to	8.12%
2006	1,529	$14.80	to	$9.24	$16,027	1.84%	0.65%	to	0.85%	7.17%	to	7.32%
2005	889	$13.81	to	$8.61	$8,228	0.76%	0.65%	to	0.85%	11.37%	to	11.53%
JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES
2009	752	$8.18	to	$8.23	$6,180	0.68%	0.65%	to	0.85%	37.48%	to	37.86%
2008	713	$5.95	to	$5.97	$4,251	0.94%	0.65%	to	0.85%	(41.72)%	to	(41.64)%
2007	470	$10.21	to	$10.23	$4,808	1.75%	0.65%	to	0.85%	2.10%	to	2.30%

												(Continued)

JANUS ASPEN WORLDWIDE PORTFOLIO
2009	86	$11.90	to	$8.13	$791	1.42%	0.65%	to	0.85%	36.47%	to	36.87%
2008	91	$8.72	to	$5.94	$613	1.19%	0.65%	to	0.85%	(45.12)%	to	(45.05)%
2007	103	$15.89	to	$10.81	$1,249	0.72%	0.65%	to	0.85%	8.76%	to	8.86%
2006	152	$14.61	to	$9.93	$1,650	1.72%	0.65%	to	0.85%	17.16%	to	17.51%
2005	181	$12.47	to	$8.45	$1,649	1.34%	0.65%	to	0.85%	4.97%	to	5.10%
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2009	70	$13.84	to	$11.78	$847	0.79%	0.65%	to	0.85%	21.51%	to	21.82%
2008	83	$11.39	to	$9.67	$822	0.19%	0.65%	to	0.85%	(32.56)%	to	(32.47)%
2007	124	$16.89	to	$14.32	$1,823	0.01%	0.65%	to	0.85%	(6.43)%	to	(6.28)%
2006	171	$18.05	to	$15.28	$2,655	0.00%	0.65%	to	0.85%	14.02%	to	14.29%
2005	182	$15.83	to	$13.37	$2,468	0.00%	0.65%	to	0.85%	2.53%	to	2.77%
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO
2009	192	$14.64	to	$14.66	$2,814	5.33%	0.65%	to	0.85%	46.40%	to	46.60%
LVIP BARON GROWTH OPPORTUNITIES FUND
2009	561	$14.50	to	$14.69	$8,219	0.00%	0.65%	to	0.85%	37.18%	to	37.42%
2008	575	$10.57	to	$10.69	$6,136	0.00%	0.65%	to	0.85%	(39.63)%	to	(39.50)%
2007	642	$17.51	to	$17.67	$11,306	0.00%	0.65%	to	0.85%	2.52%	to	2.73%
2006	558	$17.08	to	$17.20	$9,573	0.00%	0.65%	to	0.85%	14.55%	to	14.74%
2005	535	$14.91	to	$14.99	$8,004	0.00%	0.65%	to	0.85%	2.47%	to	2.74%
MFS INTERNATIONAL VALUE FUND
2009	96	$13.11	to	$13.12	$1,256	0.00%	0.65%	to	0.85%	31.10%	to	31.20%
MFS UTILITIES PORTFOLIO
2009	154	$8.32	to	$8.35	$1,284	3.64%	0.65%	to	0.85%	(16.80)%	to	(16.50)%
2008	54	$6.31	to	$6.32	$341	0.00%	0.65%	to	0.85%	(36.90)%	to	(36.80)%
NEUBERGER BERMAN AMT REGENCY PORTFOLIO
2009	31	$8.10	to	$8.16	$256	0.66%	0.65%	to	0.85%	44.90%	to	45.20%
2008	76	$5.59	to	$5.62	$425	1.15%	0.65%	to	0.85%	(46.40)%	to	(46.32)%
2007	64	$10.43	to	$10.47	$667	0.40%	0.65%	to	0.85%	2.15%	to	2.45%
2006	42	$10.21	to	$10.22	$429	0.43%	0.65%	to	0.85%	2.10%	to	2.20%
NVIT MID CAP INDEX FUND
2009	430	$14.89	to	$15.08	$6,466	0.73%	0.65%	to	0.85%	35.36%	to	35.61%
2008	503	$11.00	to	$11.12	$5,583	1.10%	0.65%	to	0.85%	(37.14)%	to	(37.03)%
2007	512	$17.50	to	$17.66	$9,034	1.21%	0.65%	to	0.85%	6.45%	to	6.71%
2006	467	$16.44	to	$16.55	$7,713	0.98%	0.65%	to	0.85%	8.80%	to	9.03%
2005	454	$15.11	to	$15.18	$6,883	0.92%	0.65%	to	0.85%	10.94%	to	11.13%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2009	1,162	$17.04	to	$14.28	$17,317	2.21%	0.65%	to	0.85%	38.65%	to	38.91%
2008	1,297	$12.29	to	$10.28	$13,981	1.60%	0.65%	to	0.85%	(40.71)%	to	(40.58)%
2007	1,589	$20.73	to	$17.30	$28,844	1.26%	0.65%	to	0.85%	5.44%	to	5.62%
2006	1,499	$19.66	to	$16.38	$25,484	0.99%	0.65%	to	0.85%	16.68%	to	16.92%
2005	1,421	$16.85	to	$14.01	$20,589	0.90%	0.65%	to	0.85%	13.32%	to	13.53%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
2009	669	$13.40	to	$13.53	$9,053	1.38%	0.65%	to	0.85%	38.00%	to	38.34%
2008	618	$9.71	to	$9.78	$6,033	1.14%	0.65%	to	0.85%	(43.12)%	to	(43.01)%
2007	820	$17.07	to	$17.16	$14,056	0.80%	0.65%	to	0.85%	11.64%	to	11.86%
2006	542	$15.29	to	$15.34	$8,313	0.40%	0.65%	to	0.85%	29.69%	to	30.00%
2005	171	$11.79	to	$11.80	$2,013	0.00%	0.65%	to	0.85%	17.90%	to	18.00%

												(Continued)

PIMCO VIT HIGH YIELD PORTFOLIO
2009	1,273	$13.93	to	$17.61	$21,027	8.70%	0.65%	to	0.85%	39.02%	to	39.32%
2008	1,171	$10.02	to	$12.64	$13,817	7.84%	0.65%	to	0.85%	(24.09)%	to	(23.99)%
2007	1,301	$13.20	to	$16.63	$20,373	7.00%	0.65%	to	0.85%	2.64%	to	2.91%
2006	1,062	$12.86	to	$16.16	$16,161	6.82%	0.65%	to	0.85%	8.16%	to	8.31%
2005	813	$11.89	to	$14.92	$11,406	6.55%	0.65%	to	0.85%	3.21%	to	3.47%
PIMCO VIT LOW DURATION PORTFOLIO
2009	3,675	$12.21	to	$12.37	$45,562	3.49%	0.65%	to	0.85%	12.33%	to	12.56%
2008	2,968	$10.87	to	$10.99	$32,729	4.08%	0.65%	to	0.85%	(1.18)%	to	(1.08)%
2007	2,813	$11.00	to	$11.11	$31,297	4.76%	0.65%	to	0.85%	6.38%	to	6.72%
2006	2,548	$10.34	to	$10.41	$26,461	4.19%	0.65%	to	0.85%	3.09%	to	3.27%
2005	2,216	$10.03	to	$10.08	$22,296	2.85%	0.65%	to	0.85%	0.20%	to	0.40%
PIMCO VIT TOTAL RETURN PORTFOLIO
2009	7,130	$13.13	to	$13.25	$94,556	5.20%	0.65%	to	0.85%	13.09%	to	13.34%
2008	6,123	$11.61	to	$11.69	$71,611	4.46%	0.65%	to	0.85%	3.94%	to	4.10%
2007	4,609	$11.17	to	$11.23	$51,766	4.82%	0.65%	to	0.85%	7.82%	to	8.08%
2006	3,350	$10.36	to	$10.39	$34,792	4.47%	0.65%	to	0.85%	2.98%	to	3.08%
2005	529	$10.06	to	$10.08	$5,327	2.63%	0.65%	to	0.85%	0.60%	to	0.80%
PIONEER EMERGING MARKETS VCT PORTFOLIO
2009	564	$7.63	to	$7.65	$4,313	0.87%	0.65%	to	0.85%	72.62%	to	72.69%
2008	155	$4.42	to	$4.43	$684	0.01%	0.65%	to	0.85%	(55.80)%	to	(55.70)%
PIONEER FUND VCT PORTFOLIO
2009	191	$12.11	to	$9.55	$1,882	1.74%	0.65%	to	0.85%	24.21%	to	24.35%
2008	266	$9.75	to	$7.68	$2,101	1.94%	0.65%	to	0.85%	(34.83)%	to	(34.69)%
2007	197	$14.96	to	$11.76	$2,473	1.29%	0.65%	to	0.85%	4.11%	to	4.35%
2006	125	$14.37	to	$11.27	$1,488	1.43%	0.65%	to	0.85%	15.61%	to	15.83%
2005	94	$12.43	to	$9.73	$949	1.39%	0.65%	to	0.85%	5.25%	to	5.53%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2009	95	$8.51	to	$8.57	$812	0.00%	0.65%	to	0.85%	43.51%	to	43.55%
2008	39	$5.93	to	$5.97	$235	0.00%	0.65%	to	0.85%	(36.10)%	to	(35.88)%
2007	36	$9.28	to	$9.31	$331	0.00%	0.65%	to	0.85%	(4.62)%	to	(4.51)%
2006	32	$9.73	to	$9.75	$308	0.00%	0.65%	to	0.85%	(2.70)%	to	(2.50)%
PIONEER MID CAP VALUE VCT PORTFOLIO
2009	166	$9.05	to	$9.12	$1,530	1.24%	0.65%	to	0.85%	24.14%	to	24.42%
2008	129	$7.29	to	$7.33	$947	0.97%	0.65%	to	0.85%	(34.32)%	to	(34.20)%
2007	113	$11.10	to	$11.14	$1,253	0.78%	0.65%	to	0.85%	4.42%	to	4.70%
2006	17	$10.63	to	$10.64	$176	0.00%	0.65%	to	0.85%	6.30%	to	6.40%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2009	1	$13.19	to	$13.21	$19	0.00%	0.65%	to	0.85%	31.90%	to	32.10%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
2009	86	$14.37	to	$14.39	$1,239	0.07%	0.65%	to	0.85%	43.70%	to	43.90%
ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO
2009	83	$13.10	to	$13.11	$1,085	0.00%	0.65%	to	0.85%	31.00%	to	31.10%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2009	1,355	$13.13	to	$11.78	$16,502	2.98%	0.65%	to	0.85%	22.94%	to	23.22%
2008	1,389	$10.68	to	$9.56	$13,703	2.54%	0.65%	to	0.85%	(31.93)%	to	(31.81)%
2007	1,461	$15.69	to	$14.02	$21,017	2.61%	0.65%	to	0.85%	4.74%	to	5.02%
2006	1,284	$14.98	to	$13.35	$17,781	1.61%	0.65%	to	0.85%	14.00%	to	14.20%
2005	907	$13.14	to	$11.69	$11,011	1.40%	0.65%	to	0.85%	4.87%	to	5.13%

												(Continued)

SCHWAB MONEY MARKET PORTFOLIO
2009	7,958	$11.02	to	$11.42	$90,474	0.12%	0.65%	to	0.85%	(0.72)%	to	(0.52)%
2008	13,814	$11.10	to	$11.48	$158,169	2.04%	0.65%	to	0.85%	1.19%	to	1.41%
2007	10,419	$10.97	to	$11.32	$117,373	4.59%	0.65%	to	0.85%	3.88%	to	4.04%
2006	6,805	$10.56	to	$10.88	$73,495	4.56%	0.65%	to	0.85%	3.73%	to	3.92%
2005	5,245	$10.18	to	$10.47	$54,534	2.74%	0.65%	to	0.85%	1.90%	to	2.15%
SCHWAB S&P 500 INDEX PORTFOLIO
2009	5,908	$12.10	to	$9.83	$61,045	2.80%	0.65%	to	0.85%	25.13%	to	25.38%
2008	5,794	$9.67	to	$7.84	$47,658	2.20%	0.65%	to	0.85%	(37.13)%	to	(36.98)%
2007	5,398	$15.38	to	$12.44	$70,526	1.57%	0.65%	to	0.85%	4.48%	to	4.63%
2006	4,932	$14.72	to	$11.89	$61,351	1.73%	0.65%	to	0.85%	14.64%	to	14.88%
2005	4,530	$12.84	to	$10.35	$49,312	1.79%	0.65%	to	0.85%	3.80%	to	4.02%
SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO
2009	256	$12.07	to	$12.16	$3,102	0.00%	0.65%	to	0.85%	57.98%	to	58.33%
2008	113	$7.64	to	$7.68	$868	0.00%	0.65%	to	0.85%	(36.91)%	to	(36.79)%
2007	148	$12.11	to	$12.15	$1,799	0.00%	0.65%	to	0.85%	14.14%	to	14.41%
2006	72	$10.61	to	$10.62	$767	0.00%	0.65%	to	0.85%	6.10%	to	6.20%
SENTINEL VARIABLE PRODUCTS BOND FUND
2009	70	$10.58	to	$10.59	$746	9.85%	0.65%	to	0.85%	5.80%	to	5.90%
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
2009	43	$12.62	to	$12.64	$537	1.78%	0.65%	to	0.85%	26.20%	to	26.40%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
2009	12	$12.62	to	$12.63	$155	0.83%	0.65%	to	0.85%	26.20%	to	26.30%
THIRD AVENUE VALUE PORTFOLIO
2009	958	$7.84	to	$7.89	$7,557	0.00%	0.65%	to	0.85%	44.12%	to	44.24%
2008	1,245	$5.44	to	$5.47	$6,798	0.90%	0.65%	to	0.85%	(44.09)%	to	(44.01)%
2007	1,109	$9.73	to	$9.77	$10,827	2.41%	0.65%	to	0.85%	(5.63)%	to	(5.42)%
2006	621	$10.31	to	$10.33	$6,411	1.11%	0.65%	to	0.85%	3.10%	to	3.30%
TOUCHSTONE MID CAP GROWTH FUND
2009	52	$13.13	to	$13.14	$679	0.69%	0.65%	to	0.85%	31.30%	to	31.40%
VAN ECK INSURANCE TRUST WORLDWIDE HARD ASSETS FUND
2009	145	$13.50	to	$13.51	$1,962	0.00%	0.65%	to	0.85%	35.00%	to	35.10%
VAN ECK INSURANCE TRUST WORLDWIDE BOND FUND
2009	218	$10.89	to	$10.90	$2,463	0.00%	0.65%	to	0.85%	8.90%	to	9.00%
VAN KAMPEN LIT COMSTOCK
2009	162	$9.68	to	$9.77	$1,577	4.79%	0.65%	to	0.85%	27.70%	to	28.05%
2008	165	$7.58	to	$7.63	$1,258	2.39%	0.65%	to	0.85%	(36.20)%	to	(36.15)%
2007	160	$11.88	to	$11.95	$1,903	1.96%	0.65%	to	0.85%	(2.86)%	to	(2.61)%
2006	148	$12.23	to	$12.27	$1,814	0.95%	0.65%	to	0.85%	15.27%	to	15.54%
2005	36	$10.61	to	$10.62	$380	0.00%	0.65%	to	0.85%	6.10%	to	6.20%
VAN KAMPEN LIT GROWTH & INCOME
2009	790	$10.75	to	$10.85	$8,544	4.11%	0.65%	to	0.85%	23.28%	to	23.58%
2008	699	$8.72	to	$8.78	$6,126	2.08%	0.65%	to	0.85%	(32.61)%	to	(32.51)%
2007	521	$12.94	to	$13.01	$6,765	1.32%	0.65%	to	0.85%	1.97%	to	2.12%
2006	385	$12.69	to	$12.74	$4,894	0.51%	0.65%	to	0.85%	15.26%	to	15.50%
2005	86	$11.01	to	$11.03	$948	0.00%	0.65%	to	0.85%	10.10%	to	10.30%

												(Continued)

WELLS FARGO ADVANTAGE VT DISCOVERY FUND
2009	326	$14.86	to	$9.14	$3,207	0.00%	0.65%	to	0.85%	39.14%	to	39.33%
2008	394	$10.68	to	$6.56	$2,780	0.00%	0.65%	to	0.85%	(44.83)%	to	(44.69)%
2007	431	$19.36	to	$11.86	$5,492	0.00%	0.65%	to	0.85%	21.30%	to	21.52%
2006	334	$15.96	to	$9.76	$3,445	0.00%	0.65%	to	0.85%	13.76%	to	13.89%
2005	293	$14.03	to	$8.57	$2,610	2.18%	0.65%	to	0.85%	8.59%	to	8.89%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2009	296	$14.92	to	$12.22	$3,875	0.00%	0.65%	to	0.85%	46.42%	to	46.88%
2008	278	$10.19	to	$8.32	$2,568	1.95%	0.65%	to	0.85%	(40.58)%	to	(40.53)%
2007	281	$17.15	to	$13.99	$4,270	0.62%	0.65%	to	0.85%	5.73%	to	5.98%
2006	279	$16.22	to	$13.20	$3,939	0.00%	0.65%	to	0.85%	11.25%	to	11.49%
2005	318	$14.58	to	$11.84	$4,080	0.64%	0.65%	to	0.85%	6.97%	to	7.16%

												(Concluded)

PART C
OTHER INFORMATION

Item 24.                      Financial Statements and Exhibits

(a)
Financial Statements
The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“GWL&A”) as of December 31, 2009 and 2008, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2009, and the statements of assets and liabilities of Variable Annuity -1 Series Account of GWL&A (the “Series Account”) comprising the investment divisions as disclosed in Appendix A as of December 31, 2009, and the related statements of operations for the periods presented in Appendix A, the statements of changes in net assets for each of the periods presented in Appendix A, and the financial highlights included in Note 6 for each of the periods presented, are filed herewith in the Statement of Additional Information contained in Part B.

(b)	Exhibits
(1)
Certified copy of resolution of Board of Directors of Depositor establishing Registrant is incorporated by reference to Registrant's Initial Registration Statement on Form N-4, filed on February 22, 1996 (File No. 333-01153).

	(2)	Not applicable.

(3)
Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 on Form N-4, filed on April 21, 2003 (File No. 333-52956).

	(4)(a)	Forms of the variable annuity contracts are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on August 2, 1996 (File No. 333-01153).

	(4)(b)	Form of IRA Endorsement is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed on August 2, 1996 (File No. 333-01153).

	(4)(c)	Form of MVA Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-4, filed on February 29, 2008 (File No. 333-01153).

	(5)	Form of application to be used with the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on August 2, 1996 (File No. 333-01153).

	(6)(a)	Articles of Incorporation of Depositor are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549).

(6)(b)
Bylaws of Depositor are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4 filed on October 30, 1996 (File No. 811-07549); Amended Bylaws of Depositor are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of FutureFunds Series Account on Form N-4, filed on April 24, 2006 (File No. 2-89550).

	(7)	Not applicable.

(8)(a)
Participation Agreement with Alger American Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Alger American Fund are  incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on April 24, 2001 (File No. 333-52956), Registrant’s Post-Effective Amendment No. 8, filed on April 12, 2002 (File No. 333-01153) and Registrant’s Post-Effective Amendment No. 10, filed on May 29, 2003 (File No. 333-52956).

(8)(b)
Form of Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956); amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed on May 29, 2003 (File No. 333-52956). Form of amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 16, filed on April 29, 2005 (File No. 333-52956).  Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 20, filed April 17, 2009 (File No. 333-52956).

(8)(c)
Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956), Registrant’s Post-Effective Amendment No. 8 on Form N-4, filed April 12, 2002 (File No. 333-01153) and Registrant’s Post-Effective Amendment No. 10, filed on May 29, 2003 (File No. 333-52956); amendment to American Century Variable Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 20, filed April 17, 2009 (File No. 333-52956).

(8)(d)
Participation Agreement with Lincoln Variable Insurance Products Trust Portfolio (formerly Baron Capital Asset Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9, filed April 18, 2003 (File No. 333-01153); Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

(8)(e)
Form of Participation Agreement with Delaware VIP Trust (formerly, Delaware Premium Fund, Inc., is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956) amendment to Participation Agreement with Delaware VIP Trust are incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed on May 29, 2003 (File No. 333-52956), and Registrant’s Post-Effective Amendment No. 16, filed on April 29, 2005 (File No. 333-01153).

(8)(f)
Form of Participation Agreement with Dreyfus Variable Investment Fund, is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed on April 18, 2003 (File No. 333-01153); amendments to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956), and Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed on May 29, 2003 (File No. 333-52956).

(8)(g)
Participation Agreement with Federated Insurance Series is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); amendment to Participation Agreement with Federated Insurance Series is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956).

(8)(h)
Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed on April 24, 2008 (File No. 333-147743).

(8)(i)
Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 13, filed on March 31, 2004 (File No. 333-01153).

	(8)(j)	Form of Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 18, filed April 26, 2007 (File No. 333-01153).

(8)(k)
Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Janus Aspen Series are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on April 26, 2001 (File No. 333-52956) and Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed on May 29, 2003 (File No. 333-52956).

(8)(l)
Form of Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956); Forms of amendments to Participation Agreement with Oppenheimer Variable Account Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed on May 29, 2003 (File No. 333-52956), and Registrant’s Post-Effective Amendment No. 16, filed on April 28, 2005 (File No. 333-01153).

(8)(m)
Form of Participation Agreement with PIMCO Variable Insurance Trust and amendment thereto are incorporated by reference to Registrant’s to Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed on May 29, 2003 (File No. 333-52956). Form of amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 16, filed on April 28, 2005 (File No. 333-01153).

(8)(n)
Form of Participation Agreement with Prudential Series Fund, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed on April 18, 2003 (File No. 333-01153).  Amendment to Participation Agreement between Registrant and Prudential Series Fund, Inc. is incorporated by reference to Post-Effective Amendment No. 21, filed on April 16, 2010 (File No. 333-52956).

(8)(o)
Form of Participation Agreement with Pioneer Variable Contracts Trust (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed on April 18, 2003 (File No. 333-01153). Amendments to Participation Agreement with Pioneer Fund are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on April 24, 2001 (File No. 333-52956) and Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed on May 29, 2003 (File No. 333-52956). Form of amendment to Participation Agreement with Pioneer Fund dated December 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4, filed on March 31, 2004 (File No. 333-01153).

(8)(p)
Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956) and Post-Effective Amendment No. 8 on Form N-4, filed on April 12, 2002 (File No. 333-01153).

(8)(q)
Form of Participation Agreement with DWS Variable Series (formerly Scudder Variable Series I), is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4, filed on April 16, 2002 (File No. 333-52956); amendment to Participation Agreement with Scudder Variable Life Investment Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956). Form of amendment to Participation Agreement with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Registrant’s Post-Effective Amendment No. 16, filed on April 28, 2005 (File No. 333-52956).

(8)(r)
Participation Agreement with Wells Fargo Variable Trust is incorporated by reference to Initial Registration of Variable Annuity I Series Account of First Great-West Life & Annuity Company (“First Great-West”) on Form N-4, filed on November 30, 2007 (File No. 333-147743).

(8)(s)
Form of Participation Agreement with The Universal Institutional Funds, Inc., (formerly, Van Kampen American Capital Life Investment Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 2, filed on April 17, 1998 (File No. 333-01153). Form of amendment to Participation Agreement with The Universal Institutional Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 16, filed on April 28, 2005 (File No. 333-52956).

(8)(t)
Form of Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on Form N-4, filed on April 26, 2006 (File No. 333-01153).

(8)(u)
Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Variable Annuity 1 Series Account of First Great-West, filed on April 24, 2008 (File No. 333-147743).  Amendment to Participation Agreement is incorporated by reference to Post-Effective Amendment No. 20, filed April 17, 2009 (File No. 333-52956).

	(8)(v)	Form of Participation Agreement with Third Avenue Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on Form N-4, filed on April 26, 2006 (File No. 333-01153).

(8)(w)
Participation Agreement with Van Eck Worldwide Insurance Trust, is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549).  Amendment to Participation Agreement between Registrant and Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21, filed on April 16, 2010 (File No. 333-52956).

(8)(x)
Form of Participation Agreement with Van Kampen Life Insurance Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management is incorporated by reference to Registrant’s Post-Effective Amendment No. 18, filed on April 26, 2007 (File No. 333-01153).

(8)(y)
Participation Agreement between Registrant, Royce Capital Fund, & Royce & Associates, LLC dated September 30, 2005 is incorporated by reference to Registrant’s Post-Effective Amendment No. 15 to the Registration Statement filed by COLI VUL 2 Series Account on Form N-6 on April 26, 2007 (File No. 333-70963).

(8)(z)
Participation Agreement between Registrant and MFS Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 20, filed April 17, 2009 (File No. 333-52956).  Amended and Restated Participation Agreement among Registrant, MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 21, filed on April 16, 2010 (File No. 333-52956).

(8)(aa)
Participation Agreement between Registrant and J.P. Morgan Series Trust II is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956). Participation Agreement between Registrant and J.P. Morgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21, filed on April 16, 2010 (File No. 333-52956).

	(8)(bb)	Participation Agreement between Registrant and Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 21, filed on April 16, 2010 (File No. 333-52956).

	(8)(cc)	Participation Agreement between Registrant and Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 21, filed on April 16, 2010 (File No. 333-52956).

(8)(dd)
Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21, filed on April 16, 2010 (File No. 333-52956).  Participation Agreement with Columbia Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 21, filed on April 16, 2010 (File No. 333-52956).

	(8)(ee)	Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 18, filed on April 26, 2007 (File No. 333-01153).

(9)
Opinion of counsel and consent of Ruth B. Lurie, Vice President, Counsel and Associate Secretary incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

	(10)(a)	Written Consent of Jorden Burt LLP is filed herewith.

	(10)(b)	Written Consent of Deloitte & Touche LLP is filed herewith.

	(11)	Not Applicable.

	(12)	Not Applicable.

	(13)(a)	Powers of Attorney for Messrs. Mackness, Orr, and Ryan are incorporated by reference to Registrant’s Post-Effective Amendment No. 20, filed on April 29, 2008 (File No. 333-01153).

(13)(b)
Powers of Attorney for Messrs. Balog, Bernbach, Dackow, A. Desmarais, P. Desmarais, Jr., Gratton, Kavanagh, Louvel, Nickerson, Nield, Plessis-Bélair and Walsh are incorporated by reference to Registrant’s Post-Effective Amendment No. 18, filed on April 26, 2007 (File No. 333-01153).

	(13)(c)	Power of Attorney for Mr. McFeetors is incorporated by reference to Registrant’s Post-Effective Amendment No. 21, filed on April 27, 2009 (File No. 333-01153).

	(13)(d)	Power of Attorney for Messrs. Rousseau, Royer and Ryan are filed herewith.

Item 25.                      Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R. L. McFeetors	(1)	Chairman of the Board

J. Balog	785 St. Anne’s Lane Vero Beach, Florida 32967	Director

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

A. Desmarais	(4)	Director

P. Desmarais, Jr.	(4)	Director

M.T.G. Graye	(2)	Director, President and Chief Executive Officer

A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director

J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 North Sydney, Nova Scotia, Canada B2A 3M2	Director

R.J. Orr	(4)	Director

M. Plessis-Bélair	(4)	Director

H.P. Rousseau	(4)	Director

R.Royer	(4)	Director

P.K Ryan	(4)	Director

T.T. Ryan	SIFMA 120 Broadway, 35th Floor New York, NY 10271-0080	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

S.M. Corbett	(2)	Executive Vice President and Chief Investment Officer

R.K. Shaw	(2)	Executive Vice President, Individual Markets

C.P. Nelson	(2)	President, Great-West Retirement Services

J.L. McCallen	(2)	Senior Vice President and Chief Financial Officer

C.H. Cumming	(2)	Senior Vice President, Defined Contribution Markets

G.R. Derback	(2)	Senior Vice President and Controller

M.R. Edwards	(2)	Senior Vice President, FASCore Operations

E.P. Friesen	(2)	Senior Vice President, Investments

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

K.T. Ledwos	(2)	Vice President and Actuary

G.R. McDonald	(2)	Senior Vice President, Corporate Resources

S.A. Miller	(3)	Senior Vice President and Chief Information Officer

G.E. Seller	18111 Von Karman Avenue, #560 Irvine, CA 92612	Senior Vice President, Government Markets

R.G. Schultz	(3)	Senior Vice President, General Counsel and Secretary

C.S. Toucher	(2)	Senior Vice President, Investments

(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26.Persons controlled by or under common control with the Depositor or Registrant as of 12/31/09

Organizational Chart – December 31, 2009
I.           OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais
        99.999% - Pansolo Holding Inc.
  100% - 3876357 Canada Inc.
  100% - 3439496 Canada Inc.
  100% - Capucines Investments Corporation
    32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)
               94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)
             53.78% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by Mr. Paul G. Desmarais is as follows.  There are issued and outstanding as of December 31, 2009 408,409,903 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 896,957,623.

Pansolo Holding Inc. owns directly 23,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 26,892,953 or 3.00 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.54%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.78% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence the total voting rights of PCC under the direct and indirect control of Mr. Paul G. Desmarais is approximately 62.03%; note that this is not the equity percentage.

Mr. Paul G. Desmarais also owns personally 1,361,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.           Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
     100.0% - 171263 Canada Inc.
         66.3% - Power Financial Corporation
           68.59% - Great-West Lifeco Inc.
             100.0% - Great-West  Financial (Canada) Inc.
                 100.0% - Great-West Financial (Nova Scotia) Co.
   100.0% - Great-West Lifeco U.S. Inc.
                    100.0% - GWL&A Financial Inc.
                                    60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
     60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
 60.0% - Great-West Life & Annuity Insurance Capital, LLC
     60.0% - Great-West Life & Annuity Insurance Capital, LLC II
                                   100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - First Great-West Life & Annuity Insurance Company (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
    100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
   100.0% - National Plan Coordinators of Delaware, Inc.
   100.0% - Emjay Corporation
  100.0% - EMJAY Retirement Plan Services, Inc.
   100.0% - GW Investor Services, LLC.
   100.0% - FASCore, LLC
     50.0% - Westkin Properties Ltd.
     82.01% - Maxim Series Fund, Inc.
   100.0% - GW Capital Management, LLC
   100.0% - Orchard Trust Company, LLC
   100.0% - Lottery Receivable Company One LLC
   100.0% - LR Company II, L.L.C.
   100.0% - Singer Collateral Trust IV
                                   100.0% - Singer Collateral Trust V

B.           Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
     100.0% - 171263 Canada Inc.
         66.3% - Power Financial Corporation
           68.59% - Great-West Lifeco Inc.
             100.0% - Great-West Financial (Canada) Inc.
                 100.0% - Great-West Financial (Nova Scotia) Co.
                    100% - Great-West Lifeco U.S., Inc.
                   100% - Putnam Investments, LLC
                          100.0% - Putnam Acquisition Financing Inc.
             100.0% - Putnam Acquisition Financing LLC
               100.0% - Putnam U.S. Holdings, LLC
 100.0% - Putnam U.S. Holdings I Inc.
                   99.0% - Putnam Investment II LP (1% owned by Putnam U.S. Holdings II Inc.)
               100.0% -Putnam, LLC
       99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
       100.0% - Putnam Retail Management GP, Inc.
       100.0% - Putnam Investment Management, LLC
       100.0% - Putnam Advisory Company GP, Inc.
       99.0% - Putnam Advisory Company, Limited Partnership (1% owned by Putnam Advisory Company GP, Inc.)
            100.0% - The Putnam Advisory Company, LLC
                 99.0% - Putnam U.S. Holdings II Inc. (1% owned by Putnam U.S. Holdings I Inc.)
                       100.0% - Putnam U.S. Holdings I, LLC
                    80.0% - PanAgora Asset Management, Inc.
                    100.0% -Putnam GP Inc.
                    100.0% - PII Holdings, Inc.
                    99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
                    100.0% - Putnam Investment Holdings, LLC
          100.0% - Putnam Aviation Holdings, LLC
          100.0% - Putnam Capital, LLC
               80.0% - TH Lee Putnam Capital Management, LLC
                100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
                          100.0% - Putnam International Holdings LLC
                100.0% - Putnam Investments Inc. (Canada)
                100.0% - Putnam Investments (Ireland) Limited
                100.0% - Putnam Investments Australia Pty Limited
                100.0% - Putnam Investments Securities Co., Ltd. (Japan)
                100.0% - Putnam International Distributors, Ltd. (Cayman)
            100.0% - Putnam Investments Argentina S.A.
          100.0% - Putnam Investments (Asia) Limited
                100.0% - Putnam Investments Limited (U.K.)
                 100.0% - New Flag UK Holdings Limited
                   100.0% - New Flag Asset Management Limited (UK)

C.           The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
    100.0% - 171263 Canada Inc.
         66.3% - Power Financial Corporation
           68.59% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
                 100.0% - 2023308 Ontario Inc.
           100.0% - Great-West Life & Annuity Insurance Capital, LP
           40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
         40.0% - Great-West Life & Annuity Insurance Capital, LLC
           100.0% - Great-West Life & Annuity Insurance Capital, LP II
           40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
         40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
      100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
           100.0% - 6922023 Canada Inc.
           100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0%  - Gold Circle Insurance Company
100.0%  - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
                           100.0%  - GWL Investment Management Ltd.
                  100.0%  - 801611 Ontario Limited
100.0%  - 118050 Canada Inc.
                  100.0%  - 1213763 Ontario Inc.
99.9% -  Riverside II Limited Partnership
70.0% -   Kings Cross Shopping Centre Ltd.
100.0%  - 681348 Alberta Ltd.
                                           100.0% - The Owner: Condominium Plan No 8510578
                             50.0% - 3352200 Canada Inc.
100.0%  - 1420731 Ontario Limited
100.0%  - 1455250 Ontario Limited
100.0%  - CGWLL Inc.
  65.0%  - The Walmer Road Limited Partnership
  50.0%  - Laurier House Apartments Limited
100.0%  - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
    0.1% -  Riverside II Limited Partnership
100.0%  - High Park Bayview Inc.
  75.0%  - High Park Bayview Limited Partnership
                             50.0% - KAB Properties Inc.
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
100.0% - Red Mile Acquisitions Inc.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA  American Realty Corp.
1% - RMA  American Realty Limited Partnership [(99% owned by RMA  (U.S.) Realty LLC (Delaware)]
99.0% - RMA  American Realty Limited Partnership (1% owned by RMA  American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA  (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA  (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Valley Centre) Ltd. (Formerly TGS REIT Properties (Valley Centre) Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - RMA Properties (Tri-Cities) Ltd. (Formerly TGS REIT Properties (Tri-Cities) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services
100.0%  - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - The Motion Picture Bond Company Inc.
100.0%  - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
30.0% - Kings Cross Shopping Centre Ltd.
30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA  (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA  American Realty Corp.
1% - RMA  American Realty Limited Partnership [(99% owned by RMA  (U.S.) Realty LLC (Delaware)]
 99.0% - RMA  American Realty Limited Partnership (1% owned by RMA  American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA  (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA  (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Valley Centre) Ltd. (Formerly TGS REIT Properties (Valley Centre) Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - RMA Properties (Tri-Cities) Ltd. (Formerly TGS REIT Properties (Tri-Cities) Ltd.
100.0% - London Capital Management Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
  50.0% - Laurier House Apartments Limited
  30.0% - Kelowna Central Park Properties Ltd.
  30.0% - Kelowna Central Park Phase II Properties Ltd.
  30.0% - Trop Beau Developments Limited
100.0% - 42969098 Canada Inc.
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
 35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Toronto College Park Ltd.
    25.0% - High Park Bayview Limited Partnership
 50.0% - KAB Properties Inc.
30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4%  - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0%  - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)
100.0%  - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0%  - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
100.0% - HRMP, Inc.
51.0% - Health Reinsurance Management Partnership (HRMP) (Massachusetts)
100.0% - HRMP II, Inc.
49% Health Reinsurance Management Partnership (HRMP) (Massachusetts)

100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Lifescape Limited
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited
100.0% - Canada Life Assurance (Ireland), Limited
100.0% - F.S.D. Investments, Limited
100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% Great-West Retirement Services (Europe) Limited
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited
100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Limited.
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CLH International Capital Management Hungary, Limited Liability Company
100.0% - The Canada Life Insurance Company of Canada
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
100.0% - Quadrus Distribution Services Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.
100.0% - Laketon Investment Management Ltd.
100.0% - Crown Life Insurance Company

D.           IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
        100.0% - 171263 Canada Inc.
               66.3% - Power Financial Corporation
                    56.3% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - I.G. Investment Management, Ltd.
100% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
19.63% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Financial Charitable Foundation
100.0% - Strategic Charitable Giving Foundation
100.0% - M.R.S. Inc.
100.0% - M.R.S. Correspondent Corporation
100.0% - M.R.S. Securities Services Inc.
100.0% - Execuhold Investment Limited
100.0% - Winfund Software Corp.
100.0% - M.R.S. Trust Company
100.0% - Anacle I Corporation
100.0% - Mackenzie M.E.F. Management Inc.
100.0% - Canterbury Common Inc.
100.0% - Mackenzie Financial Services Inc.
100.0% - Mackenzie (Rockies) Corp.
100.0% - Mackenzie Cundill Investment (Bermuda) Ltd.
100.0% - Mackenzie Cundill Investment Management Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MSP 2007 GP Inc.
100.0% - Howson Tattersall Investment Counsel Limited
100.0% - MSP 2008 GP Inc.
100.0% - MSP 2009 GP Inc.
100.0% - MSP 2010 GP Inc.
 91.44% - Investment Planning Counsel Inc.
100.0% - Investment Planning Counsel of Canada Limited
100.0% - IPC Investment Corporation
100.0% - 9132-2155 Quebec Inc.
100.0% - Alpha I Financial Inc.
100.0% - IPC Save Inc.
100.0% - 1275279 Ontario Inc.
50.0% - IPC Estate Services Inc.
 50.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - IPC Portfolio Services Inc.
100.0% - Counsel Portfolio Services Inc.

E.	Pargesa Holding S.A. Group of Companies (European investments)

Power Corporation of Canada
    100.0% - 171263 Canada Inc.
         66.3% - Power Financial Corporation
                        100.0% - Power Financial Europe B.V.
           50.0% - Parjointco N.V.
              54.1% - Pargesa Holding S.A.
100.0% - Pargesa Netherlands B.V.
 26.1% - Imerys
 50.0% - Groupe Bruxelles Lambert
           Capital
    7.1%  - Suez Environment Company
  21.1% - Lafarge
    9.1% - Pernod Ricard
    0.6% - Iberdrola
    3.9% - Arkema
100.0% - Belgian Securities BV
               Capital
30.7% - Imerys
  61.6% - Brussels Securities
               Capital
100.0% - Sagerpar
3.8% - Groupe Bruxelles Lambert
100.0% - GBL Participations
100.0% - GBL Overseas Finance NV
100.0% - GBL Treasury Center
Capital
100.0% - GBL Energy Sárl
Capital
4.0% - Total
100.0% - GBL Verwaltung GmbH
100.0% - Immobilière Rue de Namur Sárl
100.0% - GBL Finance SA
               Capital
38.4% - Brussels Securities
100.0% - GBL Verwaltung Sàrl
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
  5.2% - GDF SUEZ (1)
43.0% - ECP 1
42.4% - ECP 2
100.0% - Pargesa Compagnie S.A..
100.0% - Fivaz & Cie SA
100.0% - Pargesa Luxembourg S.A.
100.0% - SFPG
100.0% - SIB Huston

(1) Based on Company’s published capital as of September, 2009

F.           Gesca Ltée Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - 4507053 Canada Inc.
100.0% - Gesca Ltée
100.0% - La Presse ltée
100.0% - Gesca Ventes Média Ltée
100.0% - Gesca Numérique Ltée
100.0% - 3855082 Canada Inc.
100.0% - Cyberpresse inc.
100.0% - 6645119 Canada Inc.
100.0% - Les Éditions La Presse II Inc.
100.0% - 3819787 Canada Inc.
100.0% - 3834310 Canada Inc.
20.0% - 3859282 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - 4400046 Canada Inc.
49.99% - 9059-2114 Québec Inc.
97.5% - DuProprio Inc.
100% - VR Estates Inc.
100% - 0757075 B.C. Ltd.
0.1% - Lower Mainland Comfree LP
99.9% - Lower Mainland Comfree LP
100% - Private Real Estate Corporation
100% - 1083411 Alberta Ltd
100% - Comfree Commission Free Realty Inc.
100.0% - Les Productions La Presse Télé Ltée
100.0% - La Presse Télé Ltée
100.0% - La Presse Télé II Ltée
100.0% - La Presse Télé III Ltée
100.0% - Les Éditions Gesca Ltée
100.0% - Groupe Espaces Inc.
100.0% - Les Éditions La Presse Ltée
100.0% - 6657443 Canada Inc.
  10.0% - Acquisio Inc.
    4.6% - Nstein Technologies Inc.
  50.0% - Workopolis Canada
  25.0% - Olive Média

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
  25.0% - Barrick Power Gold Corporation of China Limited
  100.0% - Power Pacific Mauritius Limited
7.61% - Vimicro
  0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
4.3% - CITIC Pacific Limited
5.8% - Yaolan Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited

H.           Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100% - 3540529 Canada Inc.
100.0% - Gelprim Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
   26.8% - Bellus Health Inc.
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - Communications BP S.A.R.L
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
100.0% - Power Corporation of Canada Inc.
100.0% - Square Victoria Real Estate Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% Sagard Capital Partners Management Corp.
100.0% - Sodesm International Limited
100.0% - Sodesm Property Limited
  78.5% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
    4.9% - Mitel
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I.           Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - 4400020 Canada Inc.
100.0% - 4507045 Canada Inc.
100.0% - 4507088 Canada Inc.
100.0% Power Financial Capital Corporation

Item 27.                      Number of Contract Owners

As of March 31, 2010, there were 4,751 total contract owners; 4,724 were in non-qualified accounts and 27 in IRAs.

Item 28.                      Indemnification

Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer, or controlling person of Great-West against liabilities arising under the Securities Act of 1933.  The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)           "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(2)           "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of or to hold a similar position with, another domestic or foreign entity or employee benefit plan.  A director is considered to be serving an employee benefit plan at the corporation's request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.  “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.

(3) "Expenses" includes counsel fees.

(4)           "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation.  "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)           Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a) The person conducted himself or herself in good faith; and

(b) The person reasonably believed:

(I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

(II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

(c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)           A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section.  A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)           The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4) A corporation may not indemnify a director under this section:

(a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)           In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a) The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)           The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

(2)           The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)           Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction.  On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner

(a)           If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)           If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)           A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102.  A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2) The determinations required by subsection (1) of this section shall be made:

(a)           By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

(b)           If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)           If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)           By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b) By the shareholders.

(4)           Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1) Unless otherwise provided in the articles of incorporation:

(a)           An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)           A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or entity or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107.  Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)           A provision treating a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108.  If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)           Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting.  If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of Great-West

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:
(a)
“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;
(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;
(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2.  Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and
(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and
(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3.  Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)
the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:
(i) the person conducted himself or herself in good faith; and
(ii)
the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.                Principal Underwriter

(a)       GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc) ("GWFS") is the distributor of securities of the Registrant. GWFS also serves as distributor or principal underwriter for Maxim Series Fund, Inc., an open-end management investment company; Maxim Series Account of Great-West, FutureFunds Series Account of Great-West, COLI VUL-2 Series Account of Great-West, COLI VUL-4 Series Account of Great-West, Varifund Variable Annuity Account of Great-West, Trillium Variable Annuity Account of Great-West, Prestige Variable Life Account of Great-West, COLI VUL-2 Series Account of First Great-West Life & Annuity Insurance Company (“First Great-West”), COLI VUL-4 Series Account of First Great-West  and Variable Annuity-1 Series Account of First Great-West.

(b)           Directors and Officers of GWFS

Name	Principal Business Address	Position and Office with Underwriter
C.P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director
G.R. McDonald	8515 East Orchard Road Greenwood Village, CO 80111	Director
G.E. Seller	18111 Von Karman Ave., Suite 560 Irvine, CA 92715	Director and Senior Vice President
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
G.R. Derback	8515 East Orchard Road Greenwood Village, CO 80111	Treasurer
C.H. Cumming	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
M.R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.G. Gibbs	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Trading Operations
J.C. Luttges	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
M.C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Vice President and Investments Compliance Officer
D.R. Meyer	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Taxation
B.A. Byrne	8515 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

Net
Name of	Underwriting	Compensation
Principal	Discounts and	on	Brokerage
Underwriter	Commissions	Redemption	Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado  80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)
Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(e)
Great-West represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Great-West.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 22 to the Registration Statement and has duly caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 23rd day of April 2010.

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Registrant)

BY:	/s/ M.T.G. Graye
M.T.G. Graye, President and Chief Executive Officer of
Great-West Life & Annuity Insurance Company

BY:	GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

BY:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ R.L. McFeetors		Chairman of the Board	April 23, 2010
R.L. McFeetors*

/s/ M.T.G. Graye		Director, President and	April 23, 2010
M.T.G. Graye		Chief Executive Officer

/s/ J.L. McCallen		Chief Financial Officer and	April 23, 2010
J.L. McCallen		Senior Vice President

/s/ J. Balog
J. Balog*		Director	April 23, 2010

/s/ J.L. Bernbach
J. L. Bernbach*		Director	April 23, 2010

/s/ A. Desmarais
A. Desmarais*		Director	April 23, 2010

/s/ P. Desmarais
P. Desmarais, Jr.*		Director	April 23, 2010

/s/ A. Louvel
A. Louvel*		Director	April 23, 2010

/s/ J.E.A. Nickerson
J.E.A. Nickerson*		Director	April 23, 2010

/s/ R.J. Orr
R. J. Orr*		Director	April 23, 2010

/s/ M. Plessis-Bélair
M. Plessis-Bélair*		Director	April 23, 2010

/s/ H.P Rousseau
H.P. Rousseau*		Director	April 23, 2010

/s/ R. Royer
R Royer*		Director	April 23, 2010

/s/ P.K. Ryan
P. K. Ryan*		Director	April 23, 2010

/s/ T.T. Ryan
T. T. Ryan*		Director	April 23, 2010

/s/ B.E. Walsh
B. E. Walsh*		Director	April 23, 2010

*By:	/s/ R.G. Schultz		April 23, 2010
R.G. Schultz Attorney in Fact pursuant to Powers of Attorney